Schedules of Investments

November 30, 2022

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.4%
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.9%
170,964	AT&T Inc.	$3,296,186
5,913	Frontier Communications Parent Inc.*	152,378
191,371	Liberty Global PLC, Class C Shares*	3,957,552
24,252	Lumen Technologies Inc.	132,658
188,563	Verizon Communications Inc.	7,350,186

	Total Diversified Telecommunication Services	14,888,960

Entertainment - 1.6%
18,543	Activision Blizzard Inc.	1,371,255
12,478	AMC Entertainment Holdings Inc., Class A Shares*(a)	90,216
55,060	Electronic Arts Inc.	7,200,747
577	Liberty Media Corp-Liberty Formula One, Class A Shares*	31,718
4,796	Liberty Media Corp-Liberty Formula One, Class C Shares*	292,268
3,719	Live Nation Entertainment Inc.*	270,595
429	Madison Square Garden Sports Corp., Class A Shares	69,858
27,153	Netflix Inc.*	8,296,056
2,011	Playtika Holding Corp.*	19,004
10,629	ROBLOX Corp., Class A Shares*	337,683
2,807	Roku Inc., Class A Shares*	166,652
20,270	Sea Ltd., ADR*	1,183,160
3,346	Spotify Technology SA*	265,739
3,896	Take-Two Interactive Software Inc.*	411,768
79,954	Walt Disney Co. (The)*	7,825,098
56,281	Warner Bros Discovery Inc.*	641,603
1,055	World Wrestling Entertainment Inc., Class A Shares	84,274

	Total Entertainment	28,557,694

Interactive Media & Services - 3.5%
304,621	Alphabet Inc., Class A Shares*	30,763,675
128,992	Alphabet Inc., Class C Shares*	13,086,238
1,867	IAC Inc.*	96,878
53,494	Match Group Inc.*	2,704,657
109,411	Meta Platforms Inc., Class A Shares*	12,921,439
13,954	Pinterest Inc., Class A Shares*	354,711
2,335	TripAdvisor Inc.*	47,611
6,636	ZoomInfo Technologies Inc., Class A Shares*	189,789

	Total Interactive Media & Services	60,164,998

Media - 0.7%
4,771	Altice USA Inc., Class A Shares*	21,756
144	Cable One Inc.	104,298
2,642	Charter Communications Inc., Class A Shares*	1,033,788
205,385	Comcast Corp., Class A Shares	7,525,306
6,092	DISH Network Corp., Class A Shares*	97,777
7,182	Fox Corp., Class A Shares	233,056
3,499	Fox Corp., Class B Shares	106,789
9,367	Interpublic Group of Cos., Inc. (The)	321,850
396	Liberty Broadband Corp., Class A Shares*	35,719
2,945	Liberty Broadband Corp., Class C Shares*	267,583
1,812	Liberty Media Corp-Liberty SiriusXM, Class A Shares	79,402
3,686	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	161,557
3,923	New York Times Co. (The), Class A Shares	143,778
9,046	News Corp., Class A Shares	173,231
2,970	News Corp., Class B Shares	57,767
889	Nexstar Media Group Inc., Class A Shares	168,519
4,913	Omnicom Group Inc.	391,861
181	Paramount Global, Class A Shares	4,141

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 6.8% - (continued)
Media - 0.7% - (continued)
13,655	Paramount Global, Class B Shares(a)	$274,192
17,125	Sirius XM Holdings Inc.(a)	111,141
10,469	Trade Desk Inc. (The), Class A Shares*	545,854

	Total Media	11,859,365

Wireless Telecommunication Services - 0.1%
14,225	T-Mobile US Inc.*	2,154,519

	TOTAL COMMUNICATION SERVICES	117,625,536

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.5%
40,336	Adient PLC*	1,570,684
30,537	Aptiv PLC*	3,257,382
5,566	BorgWarner Inc.	236,611
5,802	Gentex Corp.	167,678
25,452	Lear Corp.	3,671,196
6,198	QuantumScape Corp., Class A Shares*(a)	46,423

	Total Auto Components	8,949,974

Automobiles - 0.9%
94,095	Ford Motor Co.	1,307,921
34,720	General Motors Co.	1,408,243
3,248	Harley-Davidson Inc.	153,078
12,835	Lucid Group Inc.*(a)	130,147
12,377	Rivian Automotive Inc., Class A Shares*(a)	396,559
63,143	Tesla Inc.*	12,293,942
1,292	Thor Industries Inc.	111,293

	Total Automobiles	15,801,183

Distributors - 0.7%
3,295	Genuine Parts Co.	604,073
212,022	LKQ Corp.	11,519,155
920	Pool Corp.	303,057

	Total Distributors	12,426,285

Diversified Consumer Services - 0.0%@
3,875	ADT Inc.	36,192
1,339	Bright Horizons Family Solutions Inc.*	99,354
768	Grand Canyon Education Inc.*	86,838
3,803	H&R Block Inc.	166,229
1,825	Mister Car Wash Inc.*	18,688
3,727	Service Corp. International	266,294

	Total Diversified Consumer Services	673,595

Hotels, Restaurants & Leisure - 2.1%
9,322	Airbnb Inc., Class A Shares*	952,149
5,549	Aramark	230,838
3,479	Booking Holdings Inc.*	7,234,407
1,862	Boyd Gaming Corp.	114,196
4,929	Caesars Entertainment Inc.*	250,442
23,264	Carnival Corp.*(a)	231,012
2,723	Chipotle Mexican Grill Inc., Class A Shares*	4,430,212
786	Choice Hotels International Inc.	96,851
861	Churchill Downs Inc.	191,108
2,920	Darden Restaurants Inc.	429,211
850	Domino’s Pizza Inc.	330,420
7,726	DraftKings Inc., Class A Shares*(a)	118,362
3,651	Expedia Group Inc.*	390,073
6,446	Hilton Worldwide Holdings Inc.	919,329
1,213	Hyatt Hotels Corp., Class A Shares*	121,688
7,999	Las Vegas Sands Corp.*	374,673
6,585	Marriott International Inc., Class A Shares	1,088,830
914	Marriott Vacations Worldwide Corp.	136,168
17,647	McDonald’s Corp.	4,813,925
7,832	MGM Resorts International	288,688
10,097	Norwegian Cruise Line Holdings Ltd.*	165,995

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.3% - (continued)
Hotels, Restaurants & Leisure - 2.1% - (continued)
3,903	Penn Entertainment Inc.*	$137,347
2,042	Planet Fitness Inc., Class A Shares*	160,011
5,179	Royal Caribbean Cruises Ltd.*	310,377
1,891	Six Flags Entertainment Corp.*	45,554
27,381	Starbucks Corp.	2,798,338
1,884	Travel + Leisure Co.	73,231
28,874	Vail Resorts Inc.	7,436,210
3,955	Wendy’s Co. (The)	89,225
2,117	Wyndham Hotels & Resorts Inc.	155,218
2,442	Wynn Resorts Ltd.*	204,298
6,831	Yum! Brands Inc.	878,876

	Total Hotels, Restaurants & Leisure	35,197,262

Household Durables - 0.4%
7,604	DR Horton Inc.	653,944
3,723	Garmin Ltd.	346,202
3,196	Leggett & Platt Inc.	113,809
5,982	Lennar Corp., Class A Shares	525,399
305	Lennar Corp., Class B Shares	22,146
1,270	Mohawk Industries Inc.*	128,689
9,327	Newell Brands Inc.	120,971
72	NVR Inc.*	334,009
5,493	PulteGroup Inc.	245,976
4,008	Tempur Sealy International Inc.	127,334
2,590	Toll Brothers Inc.	124,087
757	TopBuild Corp.*	116,639
27,088	Whirlpool Corp.	3,969,205

	Total Household Durables	6,828,410

Internet & Direct Marketing Retail - 2.6%
372,614	Amazon.com Inc.*	35,972,156
50,202	Chewy Inc., Class A Shares*(a)	2,165,212
6,034	DoorDash Inc., Class A Shares*	351,480
121,686	eBay Inc.	5,529,412
3,041	Etsy Inc.*	401,686
1,839	Wayfair Inc., Class A Shares*(a)	67,381

	Total Internet & Direct Marketing Retail	44,487,327

Leisure Products - 0.1%
1,766	Brunswick Corp.	131,037
3,095	Hasbro Inc.	194,428
8,550	Mattel Inc.*	155,867
7,301	Peloton Interactive Inc., Class A Shares*(a)	83,085
1,334	Polaris Inc.	152,156
2,098	YETI Holdings Inc.*	94,179

	Total Leisure Products	810,752

Multiline Retail - 1.2%
23,028	Dollar General Corp.	5,887,799
87,016	Dollar Tree Inc.*	13,077,635
3,089	Kohl’s Corp.	99,095
6,427	Macy’s Inc.	151,034
2,693	Nordstrom Inc.	56,472
1,541	Ollie’s Bargain Outlet Holdings Inc.*	93,847
11,058	Target Corp.	1,847,460

	Total Multiline Retail	21,213,342

Specialty Retail - 1.9%
16,204	Advance Auto Parts Inc.	2,446,642
901	AutoNation Inc.*	111,643
464	AutoZone Inc.*	1,196,656
5,372	Bath & Body Works Inc.	228,310
4,854	Best Buy Co., Inc.	414,046
1,598	Burlington Stores Inc.*	312,697
3,873	CarMax Inc.*	268,631

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.3% - (continued)
Specialty Retail - 1.9% - (continued)
2,518	Carvana Co., Class A Shares*(a)	$19,414
1,298	Dick’s Sporting Goods Inc.(a)	155,215
1,331	Five Below Inc.*	214,105
2,410	Floor & Decor Holdings Inc., Class A Shares*	179,858
6,300	GameStop Corp., Class A Shares*(a)	165,123
4,936	Gap Inc. (The)	71,770
24,673	Home Depot Inc. (The)	7,993,805
3,962	Leslie’s Inc.*	57,845
11,268	Lithia Motors Inc., Class A Shares	2,696,545
15,269	Lowe’s Cos., Inc.	3,245,426
1,497	O’Reilly Automotive Inc.*	1,294,216
663	Penske Automotive Group Inc.	83,836
1,943	Petco Health & Wellness Co., Inc., Class A Shares*	21,451
481	RH*	137,965
8,236	Ross Stores Inc.	969,130
90,933	TJX Cos., Inc. (The)	7,279,187
8,677	Tractor Supply Co.	1,963,692
1,220	Ulta Beauty Inc.*	567,105
1,832	Victoria’s Secret & Co.*	84,272
1,608	Williams-Sonoma Inc.	187,975

	Total Specialty Retail	32,366,560

Textiles, Apparel & Luxury Goods - 0.9%
3,210	Capri Holdings Ltd.*	184,093
977	Carter’s Inc.	71,360
874	Columbia Sportswear Co.	78,302
628	Deckers Outdoor Corp.*	250,497
167,055	Hanesbrands Inc.	1,122,609
2,665	lululemon athletica Inc.*	1,013,526
111,338	NIKE Inc., Class B Shares	12,212,665
1,682	PVH Corp.	112,997
973	Ralph Lauren Corp., Class A Shares	110,066
3,281	Skechers USA Inc., Class A Shares*	138,360
6,008	Tapestry Inc.	226,922
4,131	Under Armour Inc., Class A Shares*	41,310
5,012	Under Armour Inc., Class C Shares*	43,705
8,441	V.F. Corp.	277,034

	Total Textiles, Apparel & Luxury Goods	15,883,446

	TOTAL CONSUMER DISCRETIONARY	194,638,136

CONSUMER STAPLES - 5.5%
Beverages - 1.2%
205	Boston Beer Co., Inc. (The), Class A Shares*	78,796
1,117	Brown-Forman Corp., Class A Shares	81,530
4,438	Brown-Forman Corp., Class B Shares	324,063
93,235	Coca-Cola Co. (The)	5,930,678
3,615	Constellation Brands Inc., Class A Shares	930,320
20,462	Keurig Dr Pepper Inc.	791,265
4,259	Molson Coors Beverage Co., Class B Shares	234,713
54,851	Monster Beverage Corp.*	5,641,974
33,011	PepsiCo Inc.	6,123,871

	Total Beverages	20,137,210

Food & Staples Retailing - 1.6%
3,907	Albertsons Cos., Inc., Class A Shares	81,852
3,235	BJ’s Wholesale Club Holdings Inc.*	243,401
883	Casey’s General Stores Inc.	214,587
18,693	Costco Wholesale Corp.	10,080,200
2,130	Grocery Outlet Holding Corp.*	64,475
15,644	Kroger Co. (The)	769,528
3,672	Performance Food Group Co.*	223,919
120,380	Sysco Corp.	10,414,074
4,813	US Foods Holding Corp.*	176,059

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 5.5% - (continued)
Food & Staples Retailing - 1.6% - (continued)
17,118	Walgreens Boots Alliance Inc.	$710,397
34,423	Walmart Inc.	5,246,754

	Total Food & Staples Retailing	28,225,246

Food Products - 1.2%
63,567	Archer-Daniels-Midland Co.	6,197,782
3,370	Bunge Ltd.	353,311
4,620	Campbell Soup Co.	247,955
133,413	Conagra Brands Inc.	5,067,026
3,840	Darling Ingredients Inc.*	275,827
4,596	Flowers Foods Inc.	138,110
1,001	Freshpet Inc.*	67,087
14,221	General Mills Inc.	1,213,051
3,482	Hershey Co. (The)	818,862
6,820	Hormel Foods Corp.	320,540
1,567	Ingredion Inc.	153,519
2,459	J.M. Smucker Co. (The)	378,711
6,017	Kellogg Co.	438,940
16,574	Kraft Heinz Co. (The)	652,187
3,438	Lamb Weston Holdings Inc.	298,762
6,016	McCormick & Co., Inc., Class VTG Shares	512,443
32,992	Mondelez International Inc., Class A Shares	2,230,589
1,166	Pilgrim’s Pride Corp.*	30,503
1,321	Post Holdings Inc.*	123,659
5	Seaboard Corp.	19,764
6,839	Tyson Foods Inc., Class A Shares	453,289

	Total Food Products	19,991,917

Household Products - 0.7%
5,833	Church & Dwight Co., Inc.	477,548
2,940	Clorox Co. (The)	437,031
19,767	Colgate-Palmolive Co.	1,531,547
8,032	Kimberly-Clark Corp.	1,089,380
57,070	Procter & Gamble Co. (The)	8,512,561
1,441	Reynolds Consumer Products Inc.	46,055
982	Spectrum Brands Holdings Inc.	52,311

	Total Household Products	12,146,433

Personal Products - 0.5%
8,462	Coty Inc., Class A Shares*	66,596
35,567	Estee Lauder Cos., Inc. (The), Class A Shares	8,386,343
3,001	Olaplex Holdings Inc.*	17,916

	Total Personal Products	8,470,855

Tobacco - 0.3%
43,248	Altria Group Inc.	2,014,492
37,002	Philip Morris International Inc.	3,687,989

	Total Tobacco	5,702,481

	TOTAL CONSUMER STAPLES	94,674,142

ENERGY - 3.3%
Energy Equipment & Services - 0.2%
22,699	Baker Hughes Co., Class A Shares	658,725
21,436	Halliburton Co.	812,210
9,553	NOV Inc.	214,561
33,724	Schlumberger Ltd.	1,738,472

	Total Energy Equipment & Services	3,423,968

Oil, Gas & Consumable Fuels - 3.1%
8,284	Antero Midstream Corp.	93,858
6,850	Antero Resources Corp.*	250,367
7,761	APA Corp.	363,603
5,938	Cheniere Energy Inc.	1,041,288
2,889	Chesapeake Energy Corp.	299,011
46,927	Chevron Corp.	8,602,188
65,701	ConocoPhillips	8,114,731

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 3.3% - (continued)
Oil, Gas & Consumable Fuels - 3.1% - (continued)
18,721	Coterra Energy Inc.	$522,503
15,696	Devon Energy Corp.	1,075,490
4,128	Diamondback Energy Inc.	611,027
2,341	DT Midstream Inc.	141,233
739	Enviva Inc.	41,938
13,963	EOG Resources Inc.	1,981,769
8,898	EQT Corp.	377,364
99,583	Exxon Mobil Corp.	11,087,571
6,718	Hess Corp.	966,787
3,443	HF Sinclair Corp.	214,637
47,416	Kinder Morgan Inc.	906,594
16,112	Marathon Oil Corp.	493,511
11,884	Marathon Petroleum Corp.	1,447,590
1,163	New Fortress Energy Inc., Class A Shares	59,197
19,531	Occidental Petroleum Corp.	1,357,209
10,589	ONEOK Inc.	708,616
6,065	Ovintiv Inc.	338,184
2,284	PDC Energy Inc.	169,747
11,481	Phillips 66	1,245,000
5,673	Pioneer Natural Resources Co.	1,338,771
6,028	Range Resources Corp.	174,028
26,869	Southwestern Energy Co.*	185,933
175,889	Suncor Energy Inc.	5,781,471
5,452	Targa Resources Corp.	405,574
138	Texas Pacific Land Corp.	357,771
9,383	Valero Energy Corp.	1,253,756
29,061	Williams Cos., Inc. (The)	1,008,417

	Total Oil, Gas & Consumable Fuels	53,016,734

	TOTAL ENERGY	56,440,702

FINANCIALS - 9.9%
Banks - 2.5%
167,710	Bank of America Corp.	6,347,823
976	Bank of Hawaii Corp.	78,734
2,667	Bank OZK	123,082
739	BOK Financial Corp.	77,381
46,222	Citigroup Inc.	2,237,607
11,578	Citizens Financial Group Inc.	490,676
3,092	Comerica Inc.	221,820
2,651	Commerce Bancshares Inc.	198,613
1,369	Cullen/Frost Bankers Inc.	198,601
3,404	East West Bancorp Inc.	238,995
16,236	Fifth Third Bancorp	590,341
287	First Citizens BancShares Inc., Class A Shares	234,324
3,053	First Hawaiian Inc.	81,057
12,618	First Horizon Corp.	313,557
4,338	First Republic Bank	553,572
7,759	FNB Corp.	109,402
34,180	Huntington Bancshares Inc.	529,106
69,650	JPMorgan Chase & Co.	9,624,237
22,280	KeyCorp	419,087
4,173	M&T Bank Corp.	709,493
2,843	PacWest Bancorp	74,259
1,762	Pinnacle Financial Partners Inc.	147,814
9,856	PNC Financial Services Group Inc. (The)	1,658,371
1,753	Popular Inc.	128,004
2,130	Prosperity Bancshares Inc.	160,964
22,173	Regions Financial Corp.	514,635
1,505	Signature Bank	209,947
1,417	SVB Financial Group*	328,432
3,560	Synovus Financial Corp.	149,983

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 9.9% - (continued)
Banks - 2.5% - (continued)
111,339	Truist Financial Corp.	$5,211,779
4,955	Umpqua Holdings Corp.	100,438
108,840	US Bancorp	4,940,248
4,144	Webster Financial Corp.	225,185
90,560	Wells Fargo & Co.	4,342,352
2,553	Western Alliance Bancorp	174,983
1,389	Wintrust Financial Corp.	126,996
3,575	Zions Bancorp NA	185,257

	Total Banks	42,057,155

Capital Markets - 3.6%
21,070	Affiliated Managers Group Inc.	3,380,049
30,453	Ameriprise Financial Inc.	10,108,873
3,662	Ares Management Corp., Class A Shares	287,064
17,525	Bank of New York Mellon Corp. (The)	804,397
3,584	BlackRock Inc., Class A Shares	2,566,144
16,711	Blackstone Inc.	1,529,558
9,729	Blue Owl Capital Inc., Class A Shares	109,938
4,998	Carlyle Group Inc. (The)	155,788
2,555	Cboe Global Markets Inc.	324,076
36,294	Charles Schwab Corp. (The)	2,995,707
8,563	CME Group Inc., Class A Shares	1,511,370
3,742	Coinbase Global Inc., Class A Shares*(a)	171,122
867	Evercore Inc., Class A Shares	99,861
917	FactSet Research Systems Inc.	423,003
6,630	Franklin Resources Inc.	177,750
7,943	Goldman Sachs Group Inc. (The)	3,067,189
2,242	Interactive Brokers Group Inc., Class A Shares	180,033
13,175	Intercontinental Exchange Inc.	1,426,984
9,015	Invesco Ltd.	172,277
3,326	Janus Henderson Group PLC	84,115
4,850	Jefferies Financial Group Inc.	184,252
13,636	KKR & Co., Inc., Class Miscella Shares	707,981
2,131	Lazard Ltd., Class A Shares	78,016
1,892	LPL Financial Holdings Inc.	447,855
881	MarketAxess Holdings Inc.	236,038
3,815	Moody’s Corp.	1,137,900
29,904	Morgan Stanley(b)	2,783,165
573	Morningstar Inc.	140,459
12,108	MSCI Inc., Class A Shares	6,148,806
8,202	Nasdaq Inc.	561,509
4,949	Northern Trust Corp.	460,801
4,628	Raymond James Financial Inc.	541,013
13,415	Robinhood Markets Inc., Class A Shares*	128,650
49,498	S&P Global Inc.	17,462,894
2,453	SEI Investments Co.	152,773
8,753	State Street Corp.	697,352
2,502	Stifel Financial Corp.	160,753
5,324	T. Rowe Price Group Inc.	665,021
2,565	Tradeweb Markets Inc., Class A Shares	157,645
2,150	Virtu Financial Inc., Class A Shares	47,687

	Total Capital Markets	62,475,868

Consumer Finance - 0.6%
7,352	Ally Financial Inc.	198,577
14,376	American Express Co.	2,265,514
25,727	Bread Financial Holdings Inc.	1,055,579
9,086	Capital One Financial Corp.	938,039
166	Credit Acceptance Corp.*(a)	78,677
42,519	Discover Financial Services	4,607,359
2,681	OneMain Holdings Inc., Class A Shares	105,524
5,964	SLM Corp.	104,131

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 9.9% - (continued)
Consumer Finance - 0.6% - (continued)
19,194	SoFi Technologies Inc.*(a)	$92,707
11,452	Synchrony Financial	430,366
1,772	Upstart Holdings Inc.*(a)	34,643

	Total Consumer Finance	9,911,116

Diversified Financial Services - 0.9%
10,934	Apollo Global Management Inc.	758,710
43,080	Berkshire Hathaway Inc., Class B Shares*	13,725,288
8,924	Equitable Holdings Inc.	283,248
2,321	Voya Financial Inc.	153,139

	Total Diversified Financial Services	14,920,385

Insurance - 2.3%
14,951	Aflac Inc.	1,075,425
6,427	Allstate Corp. (The)	860,575
1,601	American Financial Group Inc.	227,694
88,956	American International Group Inc.	5,614,013
5,022	Aon PLC, Class A Shares	1,548,182
8,449	Arch Capital Group Ltd.*	506,180
4,964	Arthur J. Gallagher & Co.	988,382
25,593	Assurant Inc.	3,281,534
1,487	Assured Guaranty Ltd.	98,990
1,899	Axis Capital Holdings Ltd.	109,306
1,700	Brighthouse Financial Inc.*	94,758
5,567	Brown & Brown Inc.	331,738
9,923	Chubb Ltd.	2,178,992
3,776	Cincinnati Financial Corp.	418,985
623	CNA Financial Corp.	26,527
562	Erie Indemnity Co., Class A Shares	158,703
926	Everest Re Group Ltd.	312,932
6,291	Fidelity National Financial Inc.	253,905
2,407	First American Financial Corp.	131,543
2,108	Globe Life Inc.	252,876
830	Hanover Insurance Group Inc. (The)	122,259
7,694	Hartford Financial Services Group Inc. (The)	587,591
1,386	Kemper Corp.	78,891
90,387	Lincoln National Corp.	3,519,670
4,755	Loews Corp.	276,503
322	Markel Corp.*	426,598
22,568	Marsh & McLennan Cos., Inc.	3,908,326
77,319	MetLife Inc.	5,930,367
6,738	Old Republic International Corp.	165,081
888	Primerica Inc.	132,339
5,884	Principal Financial Group Inc.	527,677
13,940	Progressive Corp. (The)	1,842,171
8,954	Prudential Financial Inc.	967,301
1,575	Reinsurance Group of America Inc., Class A Shares	227,430
1,044	RenaissanceRe Holdings Ltd.	197,222
1,985	Ryan Specialty Holdings Inc., Class A Shares*	79,956
5,654	Travelers Cos., Inc. (The)	1,073,186
4,777	Unum Group	201,494
65	White Mountains Insurance Group Ltd.	88,326
2,610	Willis Towers Watson PLC	642,478
4,891	WR Berkley Corp.	373,085

	Total Insurance	39,839,191

Mortgage Real Estate Investment Trusts (REITs) - 0.0%@
12,854	AGNC Investment Corp.	128,412
10,465	Annaly Capital Management Inc.	226,777
9,809	Rithm Capital Corp.	88,771
6,684	Starwood Property Trust Inc.	143,104

	Total Mortgage Real Estate Investment Trusts (REITs)	587,064

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 9.9% - (continued)
Thrifts & Mortgage Finance - 0.0%@
7,432	MGIC Investment Corp.	$102,041
11,184	New York Community Bancorp Inc.(a)	104,571
2,586	Rocket Cos., Inc., Class A Shares	21,464
1,501	TFS Financial Corp.	20,489
1,352	UWM Holdings Corp.	6,016

	Total Thrifts & Mortgage Finance	254,581

	TOTAL FINANCIALS	170,045,360

HEALTH CARE - 15.6%
Biotechnology - 1.9%
42,202	AbbVie Inc.	6,802,118
2,879	Alnylam Pharmaceuticals Inc.*	635,079
12,751	Amgen Inc.	3,651,887
3,478	Biogen Inc.*	1,061,381
58,538	BioMarin Pharmaceutical Inc.*	5,911,167
50,623	Exact Sciences Corp.*	2,275,504
7,389	Exelixis Inc.*	126,204
29,974	Gilead Sciences Inc.	2,632,617
5,422	Horizon Therapeutics PLC*	543,772
4,340	Incyte Corp.*	345,768
3,439	Ionis Pharmaceuticals Inc.*	140,277
1,034	Mirati Therapeutics Inc.*	94,487
8,067	Moderna Inc.*	1,419,066
2,093	Natera Inc.*	86,064
2,294	Neurocrine Biosciences Inc.*	291,476
1,839	Novavax Inc.*	30,325
2,475	Regeneron Pharmaceuticals Inc.*	1,860,458
17,484	Sarepta Therapeutics Inc.*	2,147,210
3,247	Seagen Inc.*	394,153
1,578	Ultragenyx Pharmaceutical Inc.*	57,281
1,047	United Therapeutics Corp.*	293,045
6,106	Vertex Pharmaceuticals Inc.*	1,931,938

	Total Biotechnology	32,731,277

Health Care Equipment & Supplies - 4.1%
40,946	Abbott Laboratories	4,404,971
1,085	ABIOMED Inc.*	409,902
53,970	Alcon Inc.	3,717,993
1,850	Align Technology Inc.*	363,821
89,911	Baxter International Inc.	5,082,669
6,780	Becton Dickinson and Co.	1,690,525
34,069	Boston Scientific Corp.*	1,542,304
1,164	Cooper Cos., Inc. (The)	368,231
5,221	DENTSPLY SIRONA Inc.	157,988
40,944	DexCom Inc.*	4,760,968
56,565	Edwards Lifesciences Corp.*	4,369,646
1,137	Enovis Corp.*	61,546
318,931	Envista Holdings Corp.*	10,881,926
1,792	Globus Medical Inc., Class A Shares*	132,411
59,091	Hologic Inc.*	4,500,371
488	ICU Medical Inc.*	77,704
1,989	IDEXX Laboratories Inc.*	847,055
16,371	Insulet Corp.*	4,900,986
1,619	Integra LifeSciences Holdings Corp.*	88,948
42,395	Intuitive Surgical Inc.*	11,463,184
1,131	Masimo Corp.*	163,927
31,916	Medtronic PLC	2,522,641
2,510	Novocure Ltd.*	192,868
814	Penumbra Inc.*	170,541
1,193	QuidelOrtho Corp.*	104,519
3,442	ResMed Inc.	792,348
2,374	STERIS PLC	440,947

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.6% - (continued)
Health Care Equipment & Supplies - 4.1% - (continued)
22,289	Stryker Corp.	$5,213,174
1,518	Tandem Diabetes Care Inc.*	63,832
1,106	Teleflex Inc.	258,937
5,042	Zimmer Biomet Holdings Inc.	605,544

	Total Health Care Equipment & Supplies	70,352,427

Health Care Providers & Services - 4.7%
2,168	Acadia Healthcare Co., Inc.*	193,082
4,518	agilon health Inc.*	79,336
758	Amedisys Inc.*	69,046
3,522	AmerisourceBergen Corp.	601,170
6,499	Cardinal Health Inc.	521,025
101,564	Centene Corp.*	8,841,146
350	Chemed Corp.	182,000
43,019	Cigna Corp.	14,148,519
72,901	CVS Health Corp.	7,427,154
1,410	DaVita Inc.*	103,959
5,756	Elevance Health Inc.	3,067,488
2,312	Encompass Health Corp.	135,206
1,156	Enhabit Inc.*	16,543
2,256	Guardant Health Inc.*	118,079
33,804	HCA Healthcare Inc.	8,120,397
3,225	Henry Schein Inc.*	260,967
3,018	Humana Inc.	1,659,598
46,826	Laboratory Corp. of America Holdings	11,271,018
3,463	McKesson Corp.	1,321,758
1,366	Molina Healthcare Inc.*	460,028
2,407	Oak Street Health Inc.*	52,039
2,881	Premier Inc., Class A Shares	96,081
2,764	Quest Diagnostics Inc.	419,658
1,570	Signify Health Inc., Class A Shares*	44,934
2,566	Tenet Healthcare Corp.*	118,498
39,425	UnitedHealth Group Inc.	21,595,438
1,492	Universal Health Services Inc., Class B Shares	195,228

	Total Health Care Providers & Services	81,119,395

Health Care Technology - 0.1%
2,793	Certara Inc.*	47,425
495	Definitive Healthcare Corp., Class A Shares*	5,628
2,315	Doximity Inc., Class A Shares*(a)	78,687
3,728	Teladoc Health Inc.*	106,285
3,324	Veeva Systems Inc., Class A Shares*	632,757

	Total Health Care Technology	870,782

Life Sciences Tools & Services - 1.4%
2,102	10X Genomics Inc., Class A Shares*	81,263
7,155	Agilent Technologies Inc.	1,108,882
14,610	Avantor Inc.*	325,511
1,795	Azenta Inc.	108,077
518	Bio-Rad Laboratories Inc., Class A Shares*	214,820
3,712	Bio-Techne Corp.	315,483
2,509	Bruker Corp.	169,132
1,205	Charles River Laboratories International Inc.*	275,427
15,457	Danaher Corp.	4,226,098
14,578	Illumina Inc.*	3,179,170
4,426	IQVIA Holdings Inc.*	964,957
2,546	Maravai LifeSciences Holdings Inc., Class A Shares*	37,884
533	Mettler-Toledo International Inc.*	783,276
3,031	PerkinElmer Inc.	423,522
5,478	QIAGEN NV*	271,380
1,292	Repligen Corp.*	231,061
2,422	Sotera Health Co.*	20,199
2,467	Syneos Health Inc., Class A Shares*	87,036

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.6% - (continued)
Life Sciences Tools & Services - 1.4% - (continued)
19,513	Thermo Fisher Scientific Inc.	$10,931,573
1,429	Waters Corp.*	495,291
1,779	West Pharmaceutical Services Inc.	417,460

	Total Life Sciences Tools & Services	24,667,502

Pharmaceuticals - 3.4%
50,855	Bristol-Myers Squibb Co.	4,082,639
4,017	Catalent Inc.*	201,372
10,717	Elanco Animal Health Inc.*	137,928
33,021	Eli Lilly & Co.	12,253,433
1,469	Jazz Pharmaceuticals PLC*	230,501
86,344	Johnson & Johnson	15,369,232
106,906	Merck & Co., Inc.	11,772,489
6,220	Organon & Co.	161,844
3,275	Perrigo Co. PLC	105,553
134,962	Pfizer Inc.	6,765,645
8,660	Royalty Pharma PLC, Class A Shares	380,780
28,639	Viatris Inc.	315,888
42,012	Zoetis Inc., Class A Shares	6,475,730

	Total Pharmaceuticals	58,253,034

	TOTAL HEALTH CARE	267,994,417

INDUSTRIALS - 11.1%
Aerospace & Defense - 1.7%
1,588	Axon Enterprise Inc.*	292,240
13,085	Boeing Co. (The)*	2,340,645
2,242	BWX Technologies Inc.	136,515
911	Curtiss-Wright Corp.	160,928
5,808	General Dynamics Corp.	1,465,881
1,077	HEICO Corp.	174,808
1,860	HEICO Corp., Class A Shares	235,811
1,987	Hexcel Corp.	119,121
9,072	Howmet Aerospace Inc.	341,742
926	Huntington Ingalls Industries Inc.	214,795
4,593	L3Harris Technologies Inc.	1,042,978
5,667	Lockheed Martin Corp.	2,749,572
1,373	Mercury Systems Inc.*	69,776
11,795	Northrop Grumman Corp.	6,290,156
125,623	Raytheon Technologies Corp.	12,401,503
2,567	Spirit AeroSystems Holdings Inc., Class A Shares	67,281
5,040	Textron Inc.	359,755
1,225	TransDigm Group Inc.	769,912
1,419	Woodward Inc.	135,940

	Total Aerospace & Defense	29,369,359

Air Freight & Logistics - 0.6%
2,913	CH Robinson Worldwide Inc.	291,941
3,890	Expeditors International of Washington Inc.	451,473
5,731	FedEx Corp.	1,044,303
2,423	GXO Logistics Inc.*	113,542
41,563	United Parcel Service Inc., Class B Shares	7,885,748

	Total Air Freight & Logistics	9,787,007

Airlines - 0.1%
3,059	Alaska Air Group Inc.*	145,119
15,532	American Airlines Group Inc.*	224,127
729	Copa Holdings SA, Class A Shares*	63,882
15,179	Delta Air Lines Inc.*	536,881
7,862	JetBlue Airways Corp.*	62,581
14,035	Southwest Airlines Co.*	560,137
7,823	United Airlines Holdings Inc.*	345,542

	Total Airlines	1,938,269

Building Products - 0.9%
1,500	Advanced Drainage Systems Inc.	145,890

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 11.1% - (continued)
Building Products - 0.9% - (continued)
2,085	Allegion PLC	$236,960
3,011	AO Smith Corp.	182,888
50,745	Armstrong World Industries Inc.	3,877,425
2,837	AZEK Co., Inc. (The), Class A Shares*	54,868
3,678	Builders FirstSource Inc.*	235,134
1,243	Carlisle Cos., Inc.	327,046
20,226	Carrier Global Corp.	896,416
3,153	Fortune Brands Home & Security Inc.	206,017
1,316	Hayward Holdings Inc.*	12,568
16,602	Johnson Controls International PLC	1,103,037
762	Lennox International Inc.	198,448
5,374	Masco Corp.	272,892
2,339	Owens Corning	207,797
36,356	Trane Technologies PLC	6,486,637
2,627	Trex Co., Inc.*	120,553

	Total Building Products	14,564,576

Commercial Services & Supplies - 0.8%
2,065	Cintas Corp.	953,576
1,242	Clean Harbors Inc.*	149,040
10,144	Copart Inc.*	675,185
1,107	Driven Brands Holdings Inc.*	33,664
3,122	IAA Inc.*	116,669
852	MSA Safety Inc.	120,140
4,914	Republic Services Inc., Class A Shares	684,471
5,481	Rollins Inc.	221,652
2,263	Stericycle Inc.*	117,970
1,286	Tetra Tech Inc.	198,803
66,017	Waste Management Inc.	11,072,371

	Total Commercial Services & Supplies	14,343,541

Construction & Engineering - 0.3%
3,117	AECOM	264,945
1,402	MasTec Inc.*	127,344
4,849	MDU Resources Group Inc.	152,695
31,935	Quanta Services Inc.	4,786,418
511	Valmont Industries Inc.	173,055
4,963	WillScot Mobile Mini Holdings Corp.*	239,266

	Total Construction & Engineering	5,743,723

Electrical Equipment - 0.7%
762	Acuity Brands Inc.	143,477
5,497	AMETEK Inc.	782,883
86,492	Bloom Energy Corp., Class A Shares*	1,841,415
5,322	ChargePoint Holdings Inc.*(a)	66,099
35,180	Eaton Corp. PLC	5,750,171
14,097	Emerson Electric Co.	1,350,070
1,504	Generac Holdings Inc.*	158,702
1,273	Hubbell Inc., Class B Shares	323,418
3,845	nVent Electric PLC	153,839
12,478	Plug Power Inc.*(a)	199,149
1,629	Regal Rexnord Corp.	213,578
2,774	Rockwell Automation Inc.	732,946
3,600	Sensata Technologies Holding PLC	162,360
4,962	Sunrun Inc.*	161,662
7,564	Vertiv Holdings Co., Class A Shares	104,761

	Total Electrical Equipment	12,144,530

Industrial Conglomerates - 0.7%
13,551	3M Co.	1,707,019
26,149	General Electric Co.	2,248,030
36,237	Honeywell International Inc.	7,955,833

	Total Industrial Conglomerates	11,910,882

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 11.1% - (continued)
Machinery - 1.8%
1,460	AGCO Corp.	$193,771
2,297	Allison Transmission Holdings Inc.	102,906
12,605	Caterpillar Inc.	2,979,948
1,122	Crane Holdings Co.	118,865
3,363	Cummins Inc.	844,651
6,693	Deere & Co.	2,951,613
2,988	Donaldson Co., Inc.	182,029
33,648	Dover Corp.	4,776,334
1,137	Esab Corp.	53,826
3,094	Flowserve Corp.	97,028
8,528	Fortive Corp.	576,066
2,333	Gates Industrial Corp. PLC*	27,109
4,032	Graco Inc.	282,119
1,834	IDEX Corp.	435,557
7,397	Illinois Tool Works Inc.	1,682,596
9,637	Ingersoll Rand Inc.	520,109
1,991	ITT Inc.	168,279
1,324	Lincoln Electric Holdings Inc.	195,793
1,271	Middleby Corp. (The)*	183,265
1,379	Nordson Corp.	326,120
1,557	Oshkosh Corp.	143,353
129,833	Otis Worldwide Corp.	10,138,659
8,140	PACCAR Inc.	862,107
3,048	Parker-Hannifin Corp.	911,169
3,979	Pentair PLC	182,119
1,252	Snap-on Inc.	301,231
3,522	Stanley Black & Decker Inc.	287,818
1,488	Timken Co. (The)	113,058
2,486	Toro Co. (The)	275,921
4,327	Westinghouse Air Brake Technologies Corp.	437,416
4,273	Xylem Inc.	480,072

	Total Machinery	30,830,907

Marine - 0.0%@
1,461	Kirby Corp.*	101,963

Professional Services - 1.0%
3,131	Booz Allen Hamilton Holding Corp., Class A Shares	333,138
557	CACI International Inc., Class A Shares*	173,951
10,980	Clarivate PLC*	107,494
73,313	CoStar Group Inc.*	5,941,286
6,070	Dun & Bradstreet Holdings Inc.	81,702
2,881	Equifax Inc.	568,623
814	FTI Consulting Inc.*	140,676
3,041	Jacobs Solutions Inc.	384,808
3,347	KBR Inc.	172,940
3,289	Leidos Holdings Inc.	359,586
1,221	ManpowerGroup Inc.	106,862
2,547	Robert Half International Inc.	200,653
1,327	Science Applications International Corp.	146,116
4,549	TransUnion	286,951
41,737	Verisk Analytics Inc., Class A Shares	7,667,504

	Total Professional Services	16,672,290

Road & Rail - 1.0%
219	AMERCO	13,863
1,971	AMERCO*	124,508
718	Avis Budget Group Inc.*	160,545
51,074	CSX Corp.	1,669,609
4,858	Hertz Global Holdings Inc.*	83,558
1,990	JB Hunt Transport Services Inc.	365,941
3,721	Knight-Swift Transportation Holdings Inc., Class A Shares	206,255
841	Landstar System Inc.	145,476

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 11.1% - (continued)
Road & Rail - 1.0% - (continued)
7,195	Lyft Inc., Class A Shares*	$80,728
5,595	Norfolk Southern Corp.	1,435,117
2,397	Old Dominion Freight Line Inc.	725,356
2,383	RXO Inc.*	45,277
1,173	Ryder System Inc.	109,664
1,269	Schneider National Inc., Class B Shares	32,689
313,719	Uber Technologies Inc.*	9,141,772
14,991	Union Pacific Corp.	3,259,493
2,383	XPO Logistics Inc.*	92,031

	Total Road & Rail	17,691,882

Trading Companies & Distributors - 1.5%
73,972	AerCap Holdings NV*	4,541,881
59,356	Air Lease Corp., Class A Shares	2,292,329
1,168	Core & Main Inc., Class A Shares*	24,294
13,710	Fastenal Co.	706,202
1,115	MSC Industrial Direct Co., Inc., Class A Shares	95,700
1,051	SiteOne Landscape Supply Inc.*	131,932
26,592	United Rentals Inc.*	9,387,774
86,812	Univar Solutions Inc.*	2,876,082
798	Watsco Inc.	214,646
1,076	WESCO International Inc.*	138,718
9,047	WW Grainger Inc.	5,455,884

	Total Trading Companies & Distributors	25,865,442

	TOTAL INDUSTRIALS	190,964,371

INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 1.0%
5,870	Arista Networks Inc.*	817,691
3,551	Ciena Corp.*	159,653
179,682	Cisco Systems Inc.	8,933,789
73,001	CommScope Holding Co., Inc.*	648,249
1,432	F5 Inc.*	221,402
7,552	Juniper Networks Inc.	251,028
1,694	Lumentum Holdings Inc.*	93,068
20,728	Motorola Solutions Inc.	5,642,162
142	Ubiquiti Inc.	42,604
1,717	ViaSat Inc.*	58,533

	Total Communications Equipment	16,868,179

Electronic Equipment, Instruments & Components - 1.0%
13,973	Amphenol Corp., Class A Shares	1,123,848
36,182	Arrow Electronics Inc.*	3,934,431
2,215	Avnet Inc.	100,052
3,219	CDW Corp.	607,232
4,053	Cognex Corp.	201,758
3,061	Coherent Corp.*	112,247
18,142	Corning Inc.	619,186
206,949	Flex Ltd.*	4,548,739
810	IPG Photonics Corp.*	73,734
3,203	Jabil Inc.	231,225
4,276	Keysight Technologies Inc.*	773,486
587	Littelfuse Inc.	144,695
3,209	National Instruments Corp.	131,633
24,100	TD SYNNEX Corp.	2,465,430
1,105	Teledyne Technologies Inc.*	464,210
5,997	Trimble Inc.*	358,321
3,671	Vontier Corp.	72,062
1,228	Zebra Technologies Corp., Class A Shares*	331,904

	Total Electronic Equipment, Instruments & Components	16,294,193

IT Services - 5.8%
15,130	Accenture PLC, Class A Shares	4,553,071
4,239	Affirm Holdings Inc., Class A Shares*(a)	59,007

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 25.5% - (continued)
IT Services - 5.8% - (continued)
3,735	Akamai Technologies Inc.*	$354,302
2,881	Amdocs Ltd.	256,006
9,970	Automatic Data Processing Inc.	2,633,476
12,605	Block Inc., Class A Shares*	854,241
2,777	Broadridge Financial Solutions Inc.	414,078
6,747	Cloudflare Inc., Class A Shares*	331,548
78,561	Cognizant Technology Solutions Corp., Class A Shares	4,887,280
1,007	Concentrix Corp.	123,237
5,486	DXC Technology Co.*	162,770
1,309	EPAM Systems Inc.*	482,471
1,108	Euronet Worldwide Inc.*	102,989
54,645	Fidelity National Information Services Inc.	3,966,134
88,190	Fiserv Inc.*	9,203,508
1,742	FleetCor Technologies Inc.*	341,780
1,831	Gartner Inc.*	641,527
4,386	Genpact Ltd.	202,238
62,739	Global Payments Inc.	6,511,053
991	Globant SA*	185,694
3,732	GoDaddy Inc., Class A Shares*	295,313
21,489	International Business Machines Corp.	3,199,712
1,725	Jack Henry & Associates Inc.	326,629
4,351	Kyndryl Holdings Inc.*	50,950
20,556	MasterCard Inc., Class A Shares	7,326,158
1,538	MongoDB Inc., Class A Shares*	234,837
3,625	Okta Inc., Class A Shares*	193,285
7,696	Paychex Inc.	954,535
102,453	PayPal Holdings Inc.*	8,033,340
1,131	Shift4 Payments Inc., Class A Shares*	52,411
7,318	Snowflake Inc., Class A Shares*	1,045,742
5,416	SS&C Technologies Holdings Inc.	291,164
3,490	Switch Inc., Class A Shares	119,532
2,055	Thoughtworks Holding Inc.*	18,742
5,458	Toast Inc., Class A Shares*	100,209
4,076	Twilio Inc., Class A Shares*	199,806
42,291	VeriSign Inc.*	8,450,165
150,794	Visa Inc., Class A Shares	32,722,298
9,009	Western Union Co. (The)	132,072
1,039	WEX Inc.*	175,736
1,194	Wix.com Ltd.*	108,045

	Total IT Services	100,297,091

Semiconductors & Semiconductor Equipment - 5.6%
38,568	Advanced Micro Devices Inc.*	2,994,034
1,049	Allegro MicroSystems Inc.*	32,666
93,359	Analog Devices Inc.	16,049,346
20,734	Applied Materials Inc.	2,272,446
6,070	ASML Holding NV, Class REG Shares, ADR	3,691,288
29,214	Broadcom Inc.	16,097,790
1,290	Cirrus Logic Inc.*	96,376
3,118	Enphase Energy Inc.*	999,600
3,499	Entegris Inc.	270,438
2,542	First Solar Inc.*	438,571
1,508	GLOBALFOUNDRIES Inc.*(a)	97,040
148,216	Intel Corp.	4,456,855
3,385	KLA Corp.	1,330,813
3,267	Lam Research Corp.	1,543,265
3,276	Lattice Semiconductor Corp.*	238,591
20,202	Marvell Technology Inc.	939,797
12,838	Microchip Technology Inc.	1,016,641
26,306	Micron Technology Inc.	1,516,541
1,318	MKS Instruments Inc.	110,527

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 25.5% - (continued)
Semiconductors & Semiconductor Equipment - 5.6% - (continued)
1,091	Monolithic Power Systems Inc.	$416,718
125,478	NVIDIA Corp.	21,234,642
10,348	ON Semiconductor Corp.*	778,170
2,455	Qorvo Inc.*	243,659
26,756	QUALCOMM Inc.	3,384,366
110,314	Skyworks Solutions Inc.	10,548,225
3,736	Teradyne Inc.	349,129
22,017	Texas Instruments Inc.	3,973,188
1,061	Universal Display Corp.	119,490
2,753	Wolfspeed Inc.*	250,303

	Total Semiconductors & Semiconductor Equipment	95,490,515

Software - 8.2%
32,222	Adobe Inc.*	11,114,334
1,354	Alteryx Inc., Class A Shares*	60,727
2,068	ANSYS Inc.*	525,892
5,431	AppLovin Corp., Class A Shares*	78,261
643	Aspen Technology Inc.*	148,212
16,730	Atlassian Corp., Class A Shares*	2,200,832
5,194	Autodesk Inc.*	1,048,928
4,070	Bentley Systems Inc., Class B Shares	161,213
2,306	Bill.com Holdings Inc.*	277,689
3,675	Black Knight Inc.*	227,813
6,509	Cadence Design Systems Inc.*	1,119,808
4,082	CCC Intelligent Solutions Holdings Inc.*	37,554
3,196	Ceridian HCM Holding Inc.*	218,734
2,999	Confluent Inc., Class A Shares*	69,067
1,843	Coupa Software Inc.*	116,551
20,709	Crowdstrike Holdings Inc., Class A Shares*	2,436,414
6,334	Datadog Inc., Class A Shares*	479,991
4,737	DocuSign Inc., Class A Shares*	222,971
1,455	Dolby Laboratories Inc., Class A Shares	108,936
1,391	DoubleVerify Holdings Inc., Class Rights Shares*	36,444
6,373	Dropbox Inc., Class A Shares*	150,148
4,808	Dynatrace Inc.*	186,310
1,837	Elastic NV*	112,406
586	Fair Isaac Corp.*	363,156
1,630	Five9 Inc.*	104,499
15,395	Fortinet Inc.*	818,398
241,643	Gen Digital Inc.	5,548,123
2,025	Guidewire Software Inc.*	120,103
1,076	HubSpot Inc.*	326,060
854	Informatica Inc., Class A Shares*	14,672
18,790	Intuit Inc.	7,658,616
1,574	Jamf Holding Corp.*	33,495
1,518	Manhattan Associates Inc.*	191,177
229,673	Microsoft Corp.	58,598,769
1,692	nCino Inc.*	44,195
2,949	NCR Corp.*	70,393
1,155	New Relic Inc.*	64,992
4,970	Nutanix Inc., Class A Shares*	140,452
91,821	Oracle Corp.	7,623,898
43,678	Palantir Technologies Inc., Class A Shares*	327,585
52,979	Palo Alto Networks Inc.*	9,001,132
1,210	Paycom Software Inc.*	410,311
1,077	Paycor HCM Inc.*	31,147
938	Paylocity Holding Corp.*	204,325
936	Pegasystems Inc.	33,930
1,686	Procore Technologies Inc.*	82,563
2,550	PTC Inc.*	324,385
1,968	RingCentral Inc., Class A Shares*	72,934

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 25.5% - (continued)
Software - 8.2% - (continued)
2,518	Roper Technologies Inc.	$1,105,125
70,780	Salesforce Inc.*	11,342,495
4,139	SentinelOne Inc., Class A Shares*	60,016
15,487	ServiceNow Inc.*	6,447,238
2,876	Smartsheet Inc., Class A Shares*	88,408
29,625	Splunk Inc.*	2,301,270
3,638	Synopsys Inc.*	1,235,247
2,455	Teradata Corp.*	83,838
987	Tyler Technologies Inc.*	338,284
9,008	UiPath Inc., Class A Shares*	112,330
23,429	Unity Software Inc.*(a)	925,680
4,968	VMware Inc., Class A Shares*	603,562
19,130	Workday Inc., Class A Shares*	3,211,927
5,995	Zoom Video Communications Inc., Class A Shares*	452,203
2,010	Zscaler Inc.*	268,234

	Total Software	141,924,402

Technology Hardware, Storage & Peripherals - 3.9%
418,914	Apple Inc.	62,011,840
6,179	Dell Technologies Inc., Class C Shares	276,758
31,268	Hewlett Packard Enterprise Co.	524,677
24,684	HP Inc.	741,507
5,218	NetApp Inc.	352,789
6,512	Pure Storage Inc., Class A Shares*	190,085
89,204	Western Digital Corp.*	3,278,247

	Total Technology Hardware, Storage & Peripherals	67,375,903

	TOTAL INFORMATION TECHNOLOGY	438,250,283

MATERIALS - 2.8%
Chemicals - 1.7%
5,286	Air Products & Chemicals Inc.	1,639,506
2,782	Albemarle Corp.	773,368
1,181	Ashland Inc.	132,118
4,989	Axalta Coating Systems Ltd.*	133,905
43,001	Celanese Corp., Class A Shares	4,614,007
4,744	CF Industries Holdings Inc.	513,253
3,596	Chemours Co. (The)	111,656
17,289	Corteva Inc.	1,161,129
17,149	Dow Inc.	874,084
76,744	DuPont de Nemours Inc.	5,411,219
2,919	Eastman Chemical Co.	252,844
5,920	Ecolab Inc.	886,994
5,673	Element Solutions Inc.	110,964
2,992	FMC Corp.	390,875
19,812	Ginkgo Bioworks Holdings Inc.*(a)	39,426
4,469	Huntsman Corp.	124,149
6,077	International Flavors & Fragrances Inc.	643,068
11,997	Linde PLC	4,036,751
6,083	LyondellBasell Industries NV, Class A Shares	517,116
8,226	Mosaic Co. (The)	421,994
156	NewMarket Corp.	49,299
3,189	Olin Corp.	181,709
5,622	PPG Industries Inc.	760,207
3,088	RPM International Inc.	319,979
968	Scotts Miracle-Gro Co. (The)	54,140
17,509	Sherwin-Williams Co. (The)	4,362,893
4,290	Valvoline Inc.	141,484
813	Westlake Corp.	87,519

	Total Chemicals	28,745,656

Construction Materials - 0.4%
906	Eagle Materials Inc.	123,524
1,479	Martin Marietta Materials Inc.	542,024

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 2.8% - (continued)
Construction Materials - 0.4% - (continued)
36,969	Vulcan Materials Co.	$6,777,527

	Total Construction Materials	7,443,075

Containers & Packaging - 0.4%
35,754	Amcor PLC	441,562
1,603	AptarGroup Inc.	170,142
532	Ardagh Group SA, Class A Shares*(c)(d)	4,072
3,600	Ardagh Metal Packaging SA	16,092
1,942	Avery Dennison Corp.	375,447
7,348	Ball Corp.	412,076
68,906	Berry Global Group Inc.	4,037,892
2,720	Crown Holdings Inc.	223,611
7,384	Graphic Packaging Holding Co.	169,684
8,623	International Paper Co.	320,086
2,241	Packaging Corp. of America	304,530
3,482	Sealed Air Corp.	185,347
2,024	Silgan Holdings Inc.	107,070
2,271	Sonoco Products Co.	139,371
6,119	WestRock Co.	232,032

	Total Containers & Packaging	7,139,014

Metals & Mining - 0.3%
4,288	Alcoa Corp.	214,957
12,515	Cleveland-Cliffs Inc.*	193,732
34,027	Freeport-McMoRan Inc.	1,354,275
2,190	MP Materials Corp.*	72,817
18,963	Newmont Corp.	900,174
6,242	Nucor Corp.	935,988
1,431	Reliance Steel & Aluminum Co.	302,356
1,575	Royal Gold Inc.	176,920
2,065	Southern Copper Corp.	126,006
5,118	SSR Mining Inc.	77,589
4,130	Steel Dynamics Inc.	429,231
5,606	United States Steel Corp.	147,382

	Total Metals & Mining	4,931,427

Paper & Forest Products - 0.0%@
1,747	Louisiana-Pacific Corp.	111,459

	TOTAL MATERIALS	48,370,631

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
3,852	Alexandria Real Estate Equities Inc.	599,410
7,092	American Homes 4 Rent, Class A Shares	234,532
11,079	American Tower Corp.	2,451,229
6,329	Americold Realty Trust Inc.	188,921
3,603	Apartment Income REIT Corp.	137,094
3,324	AvalonBay Communities Inc.	581,368
3,769	Boston Properties Inc.	271,669
7,025	Brixmor Property Group Inc.	162,839
2,503	Camden Property Trust	301,186
3,533	Cousins Properties Inc.	93,201
92,218	Crown Castle Inc.	13,042,392
5,216	CubeSmart	215,890
6,774	Digital Realty Trust Inc.	761,804
4,078	Douglas Emmett Inc.	70,631
993	EastGroup Properties Inc.	154,153
1,814	EPR Properties	75,481
6,599	Equinix Inc.	4,557,599
4,197	Equity LifeStyle Properties Inc.	278,765
59,817	Equity Residential	3,879,731
1,550	Essex Property Trust Inc.	341,589
3,161	Extra Space Storage Inc.	507,941
1,880	Federal Realty Investment Trust	208,868

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.6% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.6% - (continued)
3,155	First Industrial Realty Trust Inc.	$159,485
5,619	Gaming and Leisure Properties Inc.	295,616
9,153	Healthcare Realty Trust Inc., Class A Shares	187,911
12,990	Healthpeak Properties Inc.	341,117
2,392	Highwoods Properties Inc.	71,282
17,107	Host Hotels & Resorts Inc.	324,007
3,404	Hudson Pacific Properties Inc.	39,350
14,465	Invitation Homes Inc.	471,993
6,899	Iron Mountain Inc.	374,823
2,708	JBG SMITH Properties	55,812
2,816	Kilroy Realty Corp.	121,707
14,246	Kimco Realty Corp.	326,518
2,096	Lamar Advertising Co., Class A Shares	209,893
1,963	Life Storage Inc.	211,003
14,116	Medical Properties Trust Inc.	185,202
2,720	Mid-America Apartment Communities Inc.	448,474
4,215	National Retail Properties Inc.	195,407
2,050	National Storage Affiliates Trust	81,610
5,576	Omega Healthcare Investors Inc.	168,841
5,285	Park Hotels & Resorts Inc.	67,807
21,981	Prologis Inc.	2,589,142
3,731	Public Storage	1,111,689
3,485	Rayonier Inc.	125,042
14,745	Realty Income Corp.	929,967
4,073	Regency Centers Corp.	270,569
3,940	Rexford Industrial Realty Inc.	217,843
2,542	SBA Communications Corp., Class A Shares	760,821
7,783	Simon Property Group Inc.	929,602
1,438	SL Green Realty Corp.	60,338
3,039	Spirit Realty Capital Inc.	125,875
5,990	STORE Capital Corp.	191,081
2,892	Sun Communities Inc.	424,835
7,704	UDR Inc.	319,485
9,604	Ventas Inc.	446,874
22,949	VICI Properties Inc.	784,856
4,250	Vornado Realty Trust	107,482
11,068	Welltower Inc.	786,160
17,760	Weyerhaeuser Co.	580,930
4,534	WP Carey Inc.	357,279

	Total Equity Real Estate Investment Trusts (REITs)	44,574,021

Real Estate Management & Development - 0.0%@
7,644	CBRE Group Inc., Class A Shares*	608,462
873	Howard Hughes Corp. (The)*	65,073
1,138	Jones Lang LaSalle Inc.*	191,378
11,366	Opendoor Technologies Inc.*	21,027
3,138	WeWork Inc., Class A Shares*	8,661
1,457	Zillow Group Inc., Class A Shares*	54,492
3,803	Zillow Group Inc., Class C Shares*	144,438

	Total Real Estate Management & Development	1,093,531

	TOTAL REAL ESTATE	45,667,552

UTILITIES - 2.0%
Electric Utilities - 1.5%
6,002	Alliant Energy Corp.	337,913
12,273	American Electric Power Co., Inc.	1,188,026
1,711	Avangrid Inc.	73,179
7,791	Constellation Energy Corp.	748,871
18,384	Duke Energy Corp.	1,837,113
75,570	Edison International	5,037,496
4,843	Entergy Corp.	563,096
5,368	Evergy Inc.	317,839

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.0% - (continued)
Electric Utilities - 1.5% - (continued)
8,195	Eversource Energy	$679,038
23,700	Exelon Corp.	980,469
12,894	FirstEnergy Corp.	531,748
2,585	Hawaiian Electric Industries Inc.	106,192
1,234	IDACORP Inc.	136,394
46,881	NextEra Energy Inc.	3,970,821
106,546	NRG Energy Inc.	4,522,878
4,805	OGE Energy Corp.	194,410
36,890	PG&E Corp.*	579,173
2,764	Pinnacle West Capital Corp.	216,476
17,471	PPL Corp.	515,744
25,340	Southern Co. (The)	1,713,998
13,012	Xcel Energy Inc.	913,703

	Total Electric Utilities	25,164,577

Gas Utilities - 0.0%@
3,332	Atmos Energy Corp.	400,506
2,139	National Fuel Gas Co.	141,666
5,032	UGI Corp.	194,487

	Total Gas Utilities	736,659

Independent Power & Renewable Electricity Producers - 0.0%@
15,782	AES Corp. (The)	456,416
3,131	Brookfield Renewable Corp., Class A Shares	102,102
9,804	Vistra Corp.	238,531

	Total Independent Power & Renewable Electricity Producers	797,049

Multi-Utilities - 0.4%
6,140	Ameren Corp.	548,425
14,915	CenterPoint Energy Inc.	464,006
6,907	CMS Energy Corp.	421,810
8,467	Consolidated Edison Inc.	830,105
19,870	Dominion Energy Inc.	1,214,256
4,586	DTE Energy Co.	532,022
9,606	NiSource Inc.	268,391
11,875	Public Service Enterprise Group Inc.	719,031
7,509	Sempra Energy	1,247,921
7,529	WEC Energy Group Inc.	746,425

	Total Multi-Utilities	6,992,392

Water Utilities - 0.1%
4,335	American Water Works Co., Inc.	657,879
5,632	Essential Utilities Inc.	271,688

	Total Water Utilities	929,567

	TOTAL UTILITIES	34,620,244

	TOTAL COMMON STOCKS (Cost - $972,773,679)	1,659,291,374

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Face Amount†
SHORT-TERM INVESTMENTS (e) - 3.7%
MONEY MARKET FUND - 0.3%
$ 4,884,026		Invesco STIT - Government & Agency Portfolio, 3.688%, Institutional Class(f) (Cost - $4,884,026)	$4,884,026

TIME DEPOSITS - 3.4%
29,803	CAD	BBH - Grand Cayman, 2.570% due 12/1/22	22,155
16,564,716		Citibank - New York, 3.180% due 12/1/22	16,564,716
11,056,885		JPMorgan Chase & Co. - New York, 3.180% due 12/1/22	11,056,885
28,965,954		Royal Bank of Canada - Toronto, 3.180% due 12/1/22	28,965,954
2,178,136		Sumitomo Mitsui Banking Corp. - Tokyo, 3.180% due 12/1/22	2,178,136

		TOTAL TIME DEPOSITS (Cost - $58,787,846)	58,787,846

		TOTAL SHORT-TERM INVESTMENTS (Cost - $63,671,872)	63,671,872

		TOTAL INVESTMENTS - 100.1% (Cost - $1,036,445,551)	1,722,963,246

		Liabilities in Excess of Other Assets - (0.1)%	(1,538,269)

		TOTAL NET ASSETS - 100.0%	$1,721,424,977

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security. As of November 30, 2022, total cost and total market value of affiliated securities amounted to $706,417 and $2,783,165, respectively.

Underlying Security	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of November 30, 2022
Morgan Stanley	$ 2,628,440	$ —	$ (77,149)	$ 30,600	$ 201,274	$ 23,903	$ 2,783,165

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.4%.
(f)	Represents investments of collateral received from securities lending transactions.

At November 30, 2022, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$ 1,036,445,551	$ 754,902,795	$ (67,953,022)	$ 686,949,773

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	25.5%
Health Care	15.6
Consumer Discretionary	11.3
Industrials	11.1
Financials	9.9
Communication Services	6.9
Consumer Staples	5.5
Energy	3.3
Materials	2.8
Real Estate	2.7
Utilities	2.0
Short-Term Investments	3.4

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At November 30, 2022, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	61	12/22	$12,085,598	$12,447,812	$362,214
S&P MidCap 400 E-mini Index December Futures	4	12/22	962,056	1,031,920	69,864

					$432,078

At November 30, 2022, Large Cap Equity Fund had deposited cash of $693,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.8%
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.2%
801	Anterix Inc.*	$27,234
382	ATN International Inc.	18,493
868	Bandwidth Inc., Class A Shares*	19,843
4,518	Charge Enterprises Inc.*	9,578
1,868	Cogent Communications Holdings Inc.	108,437
2,589	Consolidated Communications Holdings Inc.*	11,961
1,657	EchoStar Corp., Class A Shares*	28,832
10,328	Frontier Communications Parent Inc.*	266,153
29,387	Globalstar Inc.*	55,835
600	IDT Corp., Class B Shares*	16,770
5,402	Iridium Communications Inc.*	286,846
2,029	Liberty Latin America Ltd., Class A Shares*	15,704
6,205	Liberty Latin America Ltd., Class C Shares*	48,337
1,120	Ooma Inc.*	17,640
3,089	Radius Global Infrastructure Inc., Class A Shares*	39,107

	Total Diversified Telecommunication Services	970,770

Entertainment - 0.7%
22,419	AMC Entertainment Holdings Inc., Class A Shares*(a)	162,089
4,546	Cinemark Holdings Inc.*	61,871
35,050	Endeavor Group Holdings Inc., Class A Shares*	770,750
2,014	IMAX Corp.*	34,017
409	Liberty Media Corp-Liberty Braves, Class A Shares*	13,546
1,670	Liberty Media Corp-Liberty Braves, Class C Shares*	54,409
981	Liberty Media Corp-Liberty Formula One, Class A Shares*	53,926
8,494	Liberty Media Corp-Liberty Formula One, Class C Shares*	517,624
2,537	Lions Gate Entertainment Corp., Class A Shares*	19,383
110,349	Lions Gate Entertainment Corp., Class B Shares*	785,685
1,072	Madison Square Garden Entertainment Corp.*	51,585
811	Madison Square Garden Sports Corp.	132,063
809	Marcus Corp. (The)	13,138
3,300	Playstudios Inc.*	13,794
4,341	Playtika Holding Corp.*	41,022
992	Reservoir Media Inc.*	6,269
13,206	Skillz Inc., Class A Shares*(a)	12,927
11,373	World Wrestling Entertainment Inc., Class A Shares	908,475

	Total Entertainment	3,652,573

Interactive Media & Services - 0.2%
654	Arena Group Holdings Inc.(The)*	8,973
3,532	Bumble Inc., Class A Shares*	86,040
4,237	Cargurus Inc., Class A Shares*	55,420
2,700	Cars.com Inc.*	39,906
1,882	DHI Group Inc.*	10,577
2,993	Eventbrite Inc., Class A Shares*	21,819
770	EverQuote Inc., Class A Shares*	8,316
7,693	fuboTV Inc.*	21,463
3,329	IAC Inc.*	172,742
847	MediaAlpha Inc., Class A Shares*	10,054
1,027	Outbrain Inc.*	3,985
1,999	QuinStreet Inc.*	28,446
1,067	Shutterstock Inc.	57,426
4,347	TripAdvisor Inc.*	88,635
4,723	TrueCar Inc.*	11,760
5,844	Vimeo Inc.*	25,012
8,399	Vinco Ventures Inc.*	5,632
3,054	Yelp Inc., Class A Shares*	94,521

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.0% - (continued)
Interactive Media & Services - 0.2% - (continued)
1,910	Ziff Davis Inc.*	$176,217
3,442	ZipRecruiter Inc., Class A Shares*	57,000

	Total Interactive Media & Services	983,944

Media - 0.9%
2,665	Advantage Solutions Inc.*	6,609
9,131	Altice USA Inc., Class A Shares*	41,637
1,217	AMC Networks Inc., Class A Shares*	24,291
4,856	Audacy Inc., Class A Shares*	1,394
862	Boston Omaha Corp., Class A Shares*	24,696
1,623	Cable One Inc.	1,175,523
1,317	Cardlytics Inc.*	5,913
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	15,696
57,774	Criteo SA, ADR*	1,563,365
1,299	Cumulus Media Inc., Class A Shares*	9,509
41	Daily Journal Corp.*	11,275
2,331	Entravision Communications Corp., Class A Shares	12,960
2,467	EW Scripps Co. (The), Class A Shares*	36,956
4,982	Gannett Co., Inc.*	12,455
3,574	Gray Television Inc.	41,816
5,320	iHeartMedia Inc., Class A Shares*	42,773
2,245	Innovid Corp.*	6,645
1,380	Integral Ad Science Holding Corp.*	13,731
16,701	Interpublic Group of Cos., Inc. (The)	573,846
1,798	John Wiley & Sons Inc., Class A Shares	85,243
841	Loyalty Ventures Inc.*	2,027
5,368	Magnite Inc.*	59,639
6,891	New York Times Co. (The), Class A Shares	252,555
16,217	News Corp., Class A Shares	310,556
5,155	News Corp., Class B Shares	100,265
1,588	Nexstar Media Group Inc., Class A Shares	301,021
1,765	PubMatic Inc., Class A Shares*	27,658
1,241	Scholastic Corp.	51,030
1,931	Sinclair Broadcast Group Inc., Class A Shares	35,839
3,696	Stagwell Inc.*	27,572
1,169	TechTarget Inc.*	53,377
9,545	TEGNA Inc.	188,418
1,293	Thryv Holdings Inc.*	24,800
2,259	WideOpenWest Inc.*	23,448

	Total Media	5,164,538

Wireless Telecommunication Services - 0.0%@
2,087	Gogo Inc.*	32,745
2,391	KORE Group Holdings Inc.*	5,690
2,230	Shenandoah Telecommunications Co.	43,418
4,252	Telephone & Data Systems Inc.	44,816
522	United States Cellular Corp.*	11,098

	Total Wireless Telecommunication Services	137,767

	TOTAL COMMUNICATION SERVICES	10,909,592

CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.5%
4,080	Adient PLC*	158,875
4,445	American Axle & Manufacturing Holdings Inc.*	46,273
9,953	BorgWarner Inc.	423,102
5,678	Dana Inc.	99,990
1,126	Dorman Products Inc.*	100,935
1,774	Fox Factory Holding Corp.*	188,221
9,978	Gentex Corp.	288,364
1,422	Gentherm Inc.*	101,801
11,644	Goodyear Tire & Rubber Co. (The)*	130,646
2,083	Holley Inc.*	5,707
1,038	LCI Industries	102,617

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.8% - (continued)
Auto Components - 0.5% - (continued)
2,512	Lear Corp.	$362,331
10,913	Luminar Technologies Inc., Class A Shares*(a)	83,594
1,949	Modine Manufacturing Co.*	41,260
670	Motorcar Parts of America Inc.*	7,551
959	Patrick Industries Inc.	53,637
10,774	QuantumScape Corp., Class A Shares*(a)	80,697
5,627	Solid Power Inc.*	20,651
928	Standard Motor Products Inc.	35,645
1,225	Stoneridge Inc.*	29,020
1,173	Visteon Corp.*	172,196
977	XPEL Inc.*	66,973

	Total Auto Components	2,600,086

Automobiles - 0.1%
5,022	Canoo Inc.*(a)	6,730
8,459	Cenntro Electric Group Ltd.*	5,278
4,785	Faraday Future Intelligent Electric Inc.*	1,536
6,576	Fisker Inc.*(a)	50,898
5,687	Harley-Davidson Inc.	268,028
5,872	Lordstown Motors Corp., Class A Shares*	9,748
13,089	Mullen Automotive Inc.*	2,514
2,232	Thor Industries Inc.	192,265
1,302	Winnebago Industries Inc.	76,284
6,490	Workhorse Group Inc.*	14,927

	Total Automobiles	628,208

Distributors - 0.1%
1,421	Funko Inc., Class A Shares*	13,499
1,633	Pool Corp.	537,927
348	Weyco Group Inc.	8,909

	Total Distributors	560,335

Diversified Consumer Services - 0.4%
2,764	2U Inc.*	22,195
8,866	ADT Inc.	82,809
1,968	Adtalem Global Education Inc.*	81,869
753	American Public Education Inc.*	9,676
7,635	Beachbody Co., Inc.(The)*	5,345
2,431	Bright Horizons Family Solutions Inc.*	180,380
552	Carriage Services Inc., Class A Shares	13,883
5,235	Chegg Inc.*	156,212
4,907	Coursera Inc.*	68,404
967	Duolingo Inc., Class A Shares*	67,371
1,062	European Wax Center Inc., Class A Shares	15,399
3,670	Frontdoor Inc.*	85,768
155	Graham Holdings Co., Class B Shares	99,770
1,319	Grand Canyon Education Inc.*	149,139
6,768	H&R Block Inc.	295,829
4,829	Laureate Education Inc., Class A Shares	50,608
2,966	Mister Car Wash Inc.*(a)	30,372
3,366	Nerdy Inc.*	7,102
3,196	OneSpaWorld Holdings Ltd.*	31,864
2,793	Perdoceo Education Corp.*	40,080
4,188	Rover Group Inc., Class A Shares*	20,186
6,592	Service Corp. International	470,998
954	Strategic Education Inc.	78,037
1,780	Stride Inc.*	63,030
3,050	Udemy Inc.*	43,280
1,399	Universal Technical Institute Inc.*	10,129
4,269	Vivint Smart Home Inc.*	39,616
2,394	WW International Inc.*	9,887

	Total Diversified Consumer Services	2,229,238

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.8% - (continued)
Hotels, Restaurants & Leisure - 2.0%
2,156	Accel Entertainment Inc., Class A Shares*	$18,434
9,810	Aramark	408,096
1,734	Bally’s Corp.*	43,350
43	Biglari Holdings Inc., Class B Shares*	6,186
912	BJ’s Restaurants Inc.*	29,257
3,722	Bloomin’ Brands Inc.	83,819
572	Bluegreen Vacations Holding Corp., Class A Shares	12,327
1,576	Bowlero Corp.*	22,001
3,317	Boyd Gaming Corp.	203,432
1,946	Brinker International Inc.*	65,094
1,124	Century Casinos Inc.*	8,396
2,166	Cheesecake Factory Inc. (The)	75,897
1,441	Choice Hotels International Inc.	177,560
7,686	Churchill Downs Inc.	1,705,984
673	Chuy’s Holdings Inc.*	21,327
976	Cracker Barrel Old Country Store Inc.	112,045
1,794	Dave & Buster’s Entertainment Inc.*	71,150
2,494	Denny’s Corp.*	31,275
681	Dine Brands Global Inc.	50,796
756	El Pollo Loco Holdings Inc.	8,240
3,558	Everi Holdings Inc.*	59,490
1,341	F45 Training Holdings Inc.*	3,607
668	First Watch Restaurant Group Inc.*	10,474
1,323	Full House Resorts Inc.*	10,121
955	Golden Entertainment Inc.*	42,316
3,679	Hilton Grand Vacations Inc.*	161,950
2,119	Hyatt Hotels Corp., Class A Shares*	212,578
1,114	Inspired Entertainment Inc.*	13,635
66,017	International Game Technology PLC	1,620,057
926	Jack in the Box Inc.	66,950
3,404	Krispy Kreme Inc.	52,490
164	Kura Sushi USA Inc., Class A Shares*	10,775
1,798	Life Time Group Holdings Inc.*	23,068
4,012	Light & Wonder Inc.*	259,857
1,085	Lindblad Expeditions Holdings Inc.*	9,852
1,642	Marriott Vacations Worldwide Corp.	244,625
537	Monarch Casino & Resort Inc.*	45,564
496	NEOGAMES SA*	6,850
1,393	Noodles & Co., Class A Shares*	7,675
17,886	Norwegian Cruise Line Holdings Ltd.*	294,046
786	ONE Group Hospitality Inc.(The)*	5,180
1,336	Papa John’s International Inc.	111,235
6,757	Penn Entertainment Inc.*	237,779
3,637	Planet Fitness Inc., Class A Shares*	284,995
1,099	Portillo’s Inc., Class A Shares*(a)	22,189
392	RCI Hospitality Holdings Inc.	35,680
2,155	Red Rock Resorts Inc., Class A Shares	97,104
2,470	Rush Street Interactive Inc.*	8,719
1,213	Ruth’s Hospitality Group Inc.	21,240
11,411	SeaWorld Entertainment Inc.*	651,112
1,523	Shake Shack Inc., Class A Shares*	80,110
3,076	Six Flags Entertainment Corp.*	74,101
6,049	Sonder Holdings Inc.*	10,707
3,601	Sweetgreen Inc., Class A Shares*	51,602
1,394	Target Hospitality Corp.*	20,157
2,824	Texas Roadhouse Inc., Class A Shares	280,480
3,451	Travel + Leisure Co.	134,140
4,673	Vacasa Inc., Class A Shares*	7,337
1,695	Vail Resorts Inc.	436,530
7,282	Wendy’s Co. (The)	164,282

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.8% - (continued)
Hotels, Restaurants & Leisure - 2.0% - (continued)
8,178	Wingstop Inc.	$1,353,541
3,811	Wyndham Hotels & Resorts Inc.	279,422
4,515	Wynn Resorts Ltd.*	377,725
803	Xponential Fitness Inc., Class A Shares*	17,778

	Total Hotels, Restaurants & Leisure	11,073,791

Household Durables - 1.0%
803	Aterian Inc.*	867
971	Beazer Homes USA Inc.*	13,254
381	Cavco Industries Inc.*	87,489
1,256	Century Communities Inc.	60,489
1,032	Dream Finders Homes Inc., Class A Shares*	10,155
1,056	Ethan Allen Interiors Inc.	30,043
4,982	GoPro Inc., Class A Shares*	27,301
1,247	Green Brick Partners Inc.*	30,153
1,037	Helen of Troy Ltd.*	102,186
162	Hovnanian Enterprises Inc., Class A Shares*	7,778
1,014	Installed Building Products Inc.	86,119
1,180	iRobot Corp.*	61,466
16,885	KB Home	530,020
1,696	La-Z-Boy Inc.	46,182
368	Legacy Housing Corp.*	6,447
5,548	Leggett & Platt Inc.	197,564
864	LGI Homes Inc.*	85,830
500	Lifetime Brands Inc.	4,205
483	Lovesac Co. (The)*	12,582
1,105	M/I Homes Inc.*	49,924
2,399	MDC Holdings Inc.	77,800
1,501	Meritage Homes Corp.*	129,701
2,260	Mohawk Industries Inc.*	229,006
55,492	Newell Brands Inc.	719,731
9,843	PulteGroup Inc.	440,770
2,062	Purple Innovation Inc., Class A Shares*	10,413
2,304	Skyline Champion Corp.*	119,785
815	Snap One Holdings Corp.*	6,610
28,103	Sonos Inc.*	492,646
4,956	Taylor Morrison Home Corp., Class A Shares*	150,613
33,469	Tempur Sealy International Inc.	1,063,310
4,508	Toll Brothers Inc.	215,978
1,364	TopBuild Corp.*	210,165
1,614	Traeger Inc.*	5,165
4,578	Tri Pointe Homes Inc.*	84,418
1,934	Tupperware Brands Corp.*	8,954
475	Universal Electronics Inc.*	10,388
2,930	Vizio Holding Corp., Class A Shares*	30,150
2,174	Vuzix Corp.*(a)	9,066
1,394	Weber Inc., Class A Shares	9,479

	Total Household Durables	5,474,202

Internet & Direct Marketing Retail - 0.3%
43,446	1-800-Flowers.com Inc., Class A Shares*	367,553
1,301	1stdibs.com Inc.*	7,832
34	aka Brands Holding Corp.*	61
5,855	BARK Inc.*	9,719
1,761	CarParts.com Inc.*	9,545
12,514	Chewy Inc., Class A Shares*(a)	539,729
24,353	ContextLogic Inc., Class A Shares*	17,868
362	Duluth Holdings Inc., Class B Shares*	3,171
1,179	Groupon Inc., Class A Shares*	9,821
617	Lands’ End Inc.*	7,132
937	Liquidity Services Inc.*	15,639
1,170	Lulu’s Fashion Lounge Holdings Inc.*	4,504

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.8% - (continued)
Internet & Direct Marketing Retail - 0.3% - (continued)
1,751	Overstock.com Inc.*	$46,612
970	PetMed Express Inc.	19,206
3,057	Porch Group Inc.*	6,236
2,199	Poshmark Inc., Class A Shares*	39,208
1,904	Quotient Technology Inc.*	5,617
14,475	Qurate Retail Inc., Class A Shares*	34,016
3,636	RealReal Inc. (The)*	5,418
3,136	Rent the Runway Inc., Class A Shares*	4,171
1,848	Revolve Group Inc., Class A Shares*	48,824
629	RumbleON Inc., Class B Shares*	4,799
3,079	Stitch Fix Inc., Class A Shares*	12,439
3,143	ThredUp Inc., Class A Shares*	3,929
1,280	Vivid Seats Inc., Class A Shares*	9,984
13,570	Wayfair Inc., Class A Shares*(a)	497,205
1,416	Xometry Inc., Class A Shares*(a)	59,798

	Total Internet & Direct Marketing Retail	1,790,036

Leisure Products - 0.4%
1,473	Acushnet Holdings Corp.	66,948
4,531	AMMO Inc.*	9,696
9,020	BRP Inc.	674,967
3,188	Brunswick Corp.	236,550
970	Clarus Corp.	8,070
182	Johnson Outdoors Inc., Class A Shares	10,294
1,748	Latham Group Inc.*	6,031
812	Malibu Boats Inc., Class A Shares*	46,860
338	Marine Products Corp.	3,938
691	MasterCraft Boat Holdings Inc.*	17,772
14,893	Mattel Inc.*	271,499
13,271	Peloton Interactive Inc., Class A Shares*(a)	151,024
2,431	Polaris Inc.	277,280
2,040	Smith & Wesson Brands Inc.	24,011
740	Solo Brands Inc., Class A Shares*	3,219
721	Sturm Ruger & Co., Inc.	39,605
5,968	Topgolf Callaway Brands Corp.*	125,030
2,319	Vista Outdoor Inc.*	64,862
3,626	YETI Holdings Inc.*	162,771

	Total Leisure Products	2,200,427

Multiline Retail - 0.2%
1,366	Big Lots Inc.	26,637
169	Dillard’s Inc., Class A Shares	60,789
1,092	Franchise Group Inc.	28,447
5,472	Kohl’s Corp.	175,542
11,312	Macy’s Inc.	265,832
4,748	Nordstrom Inc.	99,565
2,641	Ollie’s Bargain Outlet Holdings Inc.*	160,837

	Total Multiline Retail	817,649

Specialty Retail - 2.0%
1,426	Aaron’s Co., Inc. (The)	17,383
2,195	Abercrombie & Fitch Co., Class A Shares*	52,636
3,441	Academy Sports & Outdoors Inc.	173,702
6,265	American Eagle Outfitters Inc.	99,112
216	America’s Car-Mart Inc.*	15,716
3,445	Arko Corp.	32,486
936	Asbury Automotive Group Inc.*	175,612
1,604	AutoNation Inc.*	198,752
3,286	Bed Bath & Beyond Inc.*	11,172
720	Big 5 Sporting Goods Corp.(a)	8,935
1,257	Boot Barn Holdings Inc.*	84,659
1,368	Buckle Inc. (The)	60,124
597	Build-A-Bear Workshop Inc.	14,179

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.8% - (continued)
Specialty Retail - 2.0% - (continued)
16,361	Caleres Inc.	$395,282
1,611	Camping World Holdings Inc., Class A Shares	44,351
15,298	CarMax Inc.*	1,061,069
4,351	Carvana Co., Class A Shares*(a)	33,546
597	Cato Corp. (The), Class A Shares	6,209
50,295	Chico’s FAS Inc.*	295,232
7,510	Children’s Place Inc. (The)*	266,605
297	Citi Trends Inc.*	8,975
707	Conn’s Inc.*	7,042
1,274	Container Store Group Inc. (The)*	6,052
38,754	Designer Brands Inc., Class A Shares	592,936
2,715	Destination XL Group Inc.*	18,082
2,325	Dick’s Sporting Goods Inc.(a)	278,023
3,005	EVgo Inc.*(a)	19,232
4,601	Express Inc.*	6,533
2,329	Five Below Inc.*	374,643
15,405	Floor & Decor Holdings Inc., Class A Shares*	1,149,675
3,501	Foot Locker Inc.	139,340
11,465	GameStop Corp., Class A Shares*(a)	300,498
8,352	Gap Inc. (The)	121,438
663	Genesco Inc.*	34,609
665	Group 1 Automotive Inc.	128,571
2,023	GrowGeneration Corp.*	13,736
1,249	Guess? Inc.(a)	25,929
560	Haverty Furniture Cos., Inc.	17,657
602	Hibbett Inc.	40,129
452	JOANN Inc.	2,274
6,797	Leslie’s Inc.*(a)	99,236
1,151	Lithia Motors Inc., Class A Shares	275,446
960	LL Flooring Holdings Inc.*	6,538
884	MarineMax Inc.*	29,199
19,510	Monro Inc.	887,120
910	Murphy USA Inc.	269,187
29,105	National Vision Holdings Inc.*	1,177,588
13,225	ODP Corp. (The)*	636,519
516	OneWater Marine Inc., Class A Shares*	16,868
3,799	Party City Holdco Inc.*	2,697
1,134	Penske Automotive Group Inc.	143,394
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	36,090
2,067	Rent-A-Center Inc.	49,794
834	RH*	239,216
4,628	Sally Beauty Holdings Inc.*	54,425
641	Shoe Carnival Inc.	16,929
1,991	Signet Jewelers Ltd.	129,415
910	Sleep Number Corp.*	26,618
804	Sonic Automotive Inc., Class A Shares	42,725
1,503	Sportsman’s Warehouse Holdings Inc.*	14,759
2,102	Tile Shop Holdings Inc.*	8,828
885	Tilly’s Inc., Class A Shares	8,408
416	Torrid Holdings Inc.*	1,689
568	TravelCenters of America Inc.*	29,053
2,857	Urban Outfitters Inc.*	82,682
3,550	Victoria’s Secret & Co.*	163,300
6,707	Volta Inc.*	3,302
3,602	Warby Parker Inc., Class A Shares*	61,342
2,899	Williams-Sonoma Inc.	338,893
131	Winmark Corp.	31,440
782	Zumiez Inc.*	18,181

	Total Specialty Retail	11,233,017

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.8% - (continued)
Textiles, Apparel & Luxury Goods - 0.8%
4,134	Allbirds Inc., Class A Shares*	$11,906
5,717	Capri Holdings Ltd.*	327,870
14,937	Carter’s Inc.	1,090,999
1,566	Columbia Sportswear Co.	140,298
2,550	Crocs Inc.*	257,550
1,119	Deckers Outdoor Corp.*	446,347
1,382	Ermenegildo Zegna NV(a)	15,188
1,694	Fossil Group Inc.*	8,080
2,026	G-III Apparel Group Ltd.*	43,822
14,631	Hanesbrands Inc.	98,320
2,441	Kontoor Brands Inc.	106,061
752	Movado Group Inc.	24,207
699	Oxford Industries Inc.	78,889
1,080	PLBY Group Inc.*	3,910
2,816	PVH Corp.	189,179
1,829	Ralph Lauren Corp., Class A Shares	206,896
279	Rocky Brands Inc.	7,890
5,701	Skechers USA Inc., Class A Shares*	240,411
3,410	Steven Madden Ltd.	117,781
468	Superior Group of Cos., Inc.	4,680
10,787	Tapestry Inc.	407,425
7,747	Under Armour Inc., Class A Shares*	77,470
8,237	Under Armour Inc., Class C Shares*	71,827
548	Unifi Inc.*	4,801
38,493	Wolverine World Wide Inc.	431,122

	Total Textiles, Apparel & Luxury Goods	4,412,929

	TOTAL CONSUMER DISCRETIONARY	43,019,918

CONSUMER STAPLES - 4.6%
Beverages - 0.2%
405	Boston Beer Co., Inc. (The), Class A Shares*	155,670
2,353	Brown-Forman Corp., Class B Shares	171,816
2,317	Celsius Holdings Inc.*	257,975
196	Coca-Cola Consolidated Inc.	96,393
1,312	Duckhorn Portfolio Inc.(The)*	21,071
615	MGP Ingredients Inc.	76,912
997	National Beverage Corp.	51,375
6,824	Primo Water Corp.	106,795
1,476	Vintage Wine Estates Inc.*	4,900
1,232	Vita Coco Co., Inc.(The)*(a)	14,587

	Total Beverages	957,494

Food & Staples Retailing - 0.4%
7,084	Albertsons Cos., Inc., Class A Shares	148,410
1,365	Andersons Inc. (The)	52,552
5,691	BJ’s Wholesale Club Holdings Inc.*	428,191
1,582	Casey’s General Stores Inc.	384,458
1,523	Chefs’ Warehouse Inc. (The)*	59,169
1,609	Fresh Market Inc.*(b)(c)	–
3,722	Grocery Outlet Holding Corp.*	112,665
1,410	HF Foods Group Inc.*	6,260
613	Ingles Markets Inc., Class A Shares	61,974
321	Natural Grocers by Vitamin Cottage Inc.	3,236
6,502	Performance Food Group Co.*	396,492
1,093	PriceSmart Inc.	77,647
2,441	Rite Aid Corp.*	12,376
1,612	SpartanNash Co.	52,954
4,654	Sprouts Farmers Market Inc.*	159,772
2,410	United Natural Foods Inc.*	114,909
8,545	US Foods Holding Corp.*	312,576
334	Village Super Market Inc., Class A Shares	7,528
723	Weis Markets Inc.	63,053

	Total Food & Staples Retailing	2,454,222

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.6% - (continued)
Food Products - 1.5%
408	Alico Inc.	$12,619
2,617	AppHarvest Inc.*	2,360
2,926	B&G Foods Inc.(a)	38,857
7,743	Benson Hill Inc.*	24,081
2,679	Beyond Meat Inc.*(a)	39,087
1,347	BRC Inc., Class A Shares*	8,230
15,554	Calavo Growers Inc.	543,768
11,505	Cal-Maine Foods Inc.	670,511
6,764	Darling Ingredients Inc.*	485,858
7,951	Flowers Foods Inc.	238,928
1,363	Fresh Del Monte Produce Inc.	37,728
1,946	Freshpet Inc.*	130,421
22,138	Hain Celestial Group Inc. (The)*	414,866
5,680	Hostess Brands Inc., Class A Shares*	149,952
2,765	Ingredion Inc.	270,887
4,247	J&J Snack Foods Corp.	696,593
366	John B Sanfilippo & Son Inc.	30,997
6,154	Lamb Weston Holdings Inc.	534,783
821	Lancaster Colony Corp.	170,062
954	Lifecore Biomedical Inc.*	8,118
2,182	Local Bounti Corp.*	4,582
22,135	Mission Produce Inc.*	351,725
2,066	Pilgrim’s Pride Corp.*	54,047
2,345	Post Holdings Inc.*	219,515
11	Seaboard Corp.	43,481
203	Seneca Foods Corp., Class A Shares*	13,049
3,881	Simply Good Foods Co. (The)*	154,852
1,709	Sovos Brands Inc.*	24,592
4,208	SunOpta Inc.*	39,345
1,831	Tattooed Chef Inc.*(a)	2,765
713	Tootsie Roll Industries Inc.	32,049
35,117	TreeHouse Foods Inc.*	1,735,833
43,046	Utz Brands Inc.	820,457
1,373	Vital Farms Inc.*	19,593
1,493	Whole Earth Brands Inc.*	6,465

	Total Food Products	8,031,056

Household Products - 2.0%
362	Central Garden & Pet Co.*	14,860
1,692	Central Garden & Pet Co., Class A Shares*	66,106
17,969	Clorox Co. (The)	2,671,092
2,789	Energizer Holdings Inc.	95,077
222,179	Henkel AG & Co. KGaA, ADR	3,851,118
28,070	Kimberly-Clark Corp.	3,807,134
2,230	Reynolds Consumer Products Inc.	71,271
1,644	Spectrum Brands Holdings Inc.	87,576
576	WD-40 Co.	96,480

	Total Household Products	10,760,714

Personal Products - 0.5%
4,284	Beauty Health Co.*	46,053
46,767	Beiersdorf AG, ADR	1,019,520
5,465	BellRing Brands Inc.*	136,133
14,276	Coty Inc., Class A Shares*	112,352
2,159	Edgewell Personal Care Co.	93,290
2,059	elf Beauty Inc.*	113,163
27,769	Herbalife Nutrition Ltd.*	486,513
3,957	Honest Co., Inc.(The)*	11,396
741	Inter Parfums Inc.	70,610
464	Medifast Inc.	58,487

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.6% - (continued)
Personal Products - 0.5% - (continued)
462	Nature’s Sunshine Products Inc.*	$4,112
18,531	Nu Skin Enterprises Inc., Class A Shares	772,928
5,174	Olaplex Holdings Inc.*	30,889
570	USANA Health Sciences Inc.*	31,373
2,601	Veru Inc.*	14,774

	Total Personal Products	3,001,593

Tobacco - 0.0%@
6,185	22nd Century Group Inc.*	7,298
514	Turning Point Brands Inc.	11,318
971	Universal Corp.	55,260
5,948	Vector Group Ltd.	66,023

	Total Tobacco	139,899

	TOTAL CONSUMER STAPLES	25,344,978

ENERGY - 4.4%
Energy Equipment & Services - 1.2%
5,992	Archrock Inc.	52,190
7,992	Borr Drilling Ltd.*	37,323
999	Bristow Group Inc.*	25,974
2,487	Cactus Inc., Class A Shares	135,268
8,562	ChampionX Corp.	264,052
4,350	Diamond Offshore Drilling Inc.*	41,629
699	DMC Global Inc.*	12,855
14,200	Dril-Quip Inc.*	334,268
3,525	Expro Group Holdings NV*	61,229
6,485	Helix Energy Solutions Group Inc.*	41,374
4,346	Helmerich & Payne Inc.	221,994
6,678	ION Geophysical Corp.*(b)	–
5,932	Liberty Energy Inc., Class A Shares*	98,056
386	Nabors Industries Ltd.*	61,115
1,206	National Energy Services Reunited Corp.*	7,706
3,902	Newpark Resources Inc.*	15,647
176,460	NexTier Oilfield Solutions Inc.*	1,798,127
3,067	Noble Corp. PLC*	113,878
16,518	NOV Inc.	370,994
53,721	Oceaneering International Inc.*	816,022
44,673	Oil States International Inc.*	301,543
25,685	Patterson-UTI Energy Inc.	461,046
572	ProFrac Holding Corp., Class A Shares*(a)	13,488
3,888	ProPetro Holding Corp.*	42,690
3,323	RPC Inc.	30,771
2,960	Select Energy Services Inc., Class A Shares	24,242
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	14,722
54,750	TechnipFMC PLC*	678,900
72,755	TETRA Technologies Inc.*	277,197
1,828	Tidewater Inc.*	55,571
3,307	US Silica Holdings Inc.*	43,289
2,625	Valaris Ltd.*	173,276
2,899	Weatherford International PLC*	125,817

	Total Energy Equipment & Services	6,752,253

Oil, Gas & Consumable Fuels - 3.2%
979	Aemetis Inc.*	5,394
2,981	Alto Ingredients Inc.*	10,404
1,554	Amplify Energy Corp.*	12,867
14,461	Antero Midstream Corp.	163,843
12,222	Antero Resources Corp.*	446,714
13,749	APA Corp.	644,141
653	Arch Resources Inc.	101,052
2,543	Archaea Energy Inc., Class A Shares*	65,965
1,403	Ardmore Shipping Corp.*	21,157
3,004	Berry Corp.	27,066

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.4% - (continued)
Oil, Gas & Consumable Fuels - 3.2% - (continued)
2,359	Brigham Minerals Inc., Class A Shares	$83,579
3,317	California Resources Corp.	150,525
2,117	Callon Petroleum Co.*	88,745
387	Centrus Energy Corp., Class A Shares*	14,706
5,169	Chesapeake Energy Corp.	534,992
1,751	Chord Energy Corp.	267,080
3,116	Civitas Resources Inc.	209,894
7,657	Clean Energy Fuels Corp.*	51,761
38,000	CNX Resources Corp.*	660,060
3,898	Comstock Resources Inc.	71,528
1,477	CONSOL Energy Inc.	114,394
1,205	Crescent Energy Co., Class A Shares	16,930
1,296	CVR Energy Inc.	47,758
2,938	Delek US Holdings Inc.	91,019
2,140	Denbury Inc.*	192,086
23,169	Devon Energy Corp.	1,587,540
6,091	DHT Holdings Inc.	61,702
7,265	Diamondback Energy Inc.	1,075,365
1,250	Dorian LPG Ltd.	24,338
4,149	DT Midstream Inc.	250,309
2,054	Earthstone Energy Inc., Class A Shares*	32,535
481	Empire Petroleum Corp.*	6,599
6,993	Energy Fuels Inc.*	48,531
1,330	Enviva Inc.	75,478
15,619	EQT Corp.	662,402
17,603	Equitrans Midstream Corp.	147,689
992	Excelerate Energy Inc., Class A Shares	28,133
1,152	FLEX LNG Ltd.	43,338
5,610	Frontline Ltd.	77,586
8,472	Gevo Inc.*	18,469
4,168	Golar LNG Ltd.*	104,492
1,457	Green Plains Inc.*	50,354
498	Gulfport Energy Corp.*	40,383
6,233	HF Sinclair Corp.	388,565
287	HighPeak Energy Inc.	6,882
2,060	International Seaways Inc.	88,745
677	Kinetik Holdings Inc., Class A Shares	23,038
19,243	Kosmos Energy Ltd.*	127,966
706	Laredo Petroleum Inc.*	45,064
7,129	Magnolia Oil & Gas Corp., Class A Shares	185,924
4,745	Matador Resources Co.	314,878
6,255	Murphy Oil Corp.	295,236
238	NACCO Industries Inc., Class A Shares	10,772
2,103	New Fortress Energy Inc., Class A Shares	107,043
1,947	NextDecade Corp.*	10,572
6,391	Nordic American Tankers Ltd.	23,135
30,452	Northern Oil & Gas Inc.	1,108,148
10,859	Ovintiv Inc.	605,498
2,300	Par Pacific Holdings Inc.*	53,889
4,135	PBF Energy Inc., Class A Shares	164,449
23,089	PDC Energy Inc.	1,715,975
5,054	Peabody Energy Corp.*	161,425
8,891	Permian Resources Corp., Class A Shares	90,333
53,752	Range Resources Corp.	1,551,820
871	Ranger Oil Corp., Class A Shares	37,950
618	REX American Resources Corp.*	18,237
427	Riley Exploration Permian Inc.	13,882
3,896	Ring Energy Inc.*	10,519
778	SandRidge Energy Inc.*	15,871
2,114	Scorpio Tankers Inc.	107,856

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.4% - (continued)
Oil, Gas & Consumable Fuels - 3.2% - (continued)
5,319	SFL Corp., Ltd.	$52,073
505	SilverBow Resources Inc.*	17,630
394	Sitio Royalties Corp.	12,427
5,063	SM Energy Co.	218,266
47,690	Southwestern Energy Co.*	330,015
2,778	Talos Energy Inc.*	54,588
2,758	Teekay Corp.*	12,273
971	Teekay Tankers Ltd., Class A Shares*	32,762
21,319	Tellurian Inc.*	57,348
244	Texas Pacific Land Corp.	632,580
13,303	Uranium Energy Corp.*	51,616
7,355	Ur-Energy Inc.*(a)	9,709
4,463	VAALCO Energy Inc.	23,118
2,235	Vertex Energy Inc.*(a)	18,528
3,524	W&T Offshore Inc.*	24,210
2,661	World Fuel Services Corp.	75,705

	Total Oil, Gas & Consumable Fuels	17,335,423

	TOTAL ENERGY	24,087,676

FINANCIALS - 13.3%
Banks - 5.6%
874	1st Source Corp.	49,905
579	ACNB Corp.	22,755
634	Amalgamated Financial Corp.	16,909
1,312	Amerant Bancorp Inc., Class A Shares	38,652
611	American National Bankshares Inc.	23,566
2,760	Ameris Bancorp	145,949
907	Arrow Financial Corp.	31,899
6,584	Associated Banc-Corp.	161,966
3,231	Atlantic Union Bankshares Corp.	115,250
2,848	Banc of California Inc.	48,331
872	BancFirst Corp.	88,892
1,521	Bancorp Inc. (The)*	45,584
358	Bank First Corp.	34,021
1,724	Bank of Hawaii Corp.	139,075
722	Bank of Marin Bancorp	25,913
2,194	Bank of NT Butterfield & Son Ltd. (The)	76,351
4,898	Bank OZK	226,043
70,283	BankUnited Inc.	2,580,792
559	Bankwell Financial Group Inc.	16,541
7,520	Banner Corp.	531,062
951	Bar Harbor Bankshares	28,787
900	Baycom Corp.	17,064
954	BCB Bancorp Inc.	17,983
11,727	Berkshire Hills Bancorp Inc.	365,648
1,144	Blue Ridge Bankshares Inc.	14,906
1,281	BOK Financial Corp.	134,134
2,157	Brookline Bancorp Inc.	30,673
1,185	Business First Bancshares Inc.	27,871
1,141	Byline Bancorp Inc.	26,003
5,119	Cadence Bank	147,632
308	Cambridge Bancorp	27,384
653	Camden National Corp.	28,588
572	Capital Bancorp Inc.	14,197
831	Capital City Bank Group Inc.	29,251
1,121	Capstar Financial Holdings Inc.	20,066
1,319	Carter Bankshares Inc.*	24,454
3,127	Cathay General Bancorp	145,312
770	Central Pacific Financial Corp.	16,316
635	Citizens & Northern Corp.	15,583
423	City Holding Co.	43,112

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 5.6% - (continued)
855	Civista Bancshares Inc.	$19,545
817	CNB Financial Corp.	20,874
547	Coastal Financial Corp.*	27,306
1,332	Colony Bankcorp Inc.	18,262
2,495	Columbia Banking System Inc.	84,980
19,859	Comerica Inc.	1,424,685
4,703	Commerce Bancshares Inc.	352,349
1,556	Community Bank System Inc.	101,358
784	Community Trust Bancorp Inc.	37,561
1,640	ConnectOne Bancorp Inc.	43,034
2,140	CrossFirst Bankshares Inc.*	29,682
2,482	Cullen/Frost Bankers Inc.	360,064
1,161	Customers Bancorp Inc.*	37,465
5,019	CVB Financial Corp.	143,945
1,448	Dime Community Bancshares Inc.	51,650
919	Eagle Bancorp Inc.	43,340
6,058	East West Bancorp Inc.	425,332
7,015	Eastern Bankshares Inc.	137,564
535	Enterprise Bancorp Inc.	18,714
1,508	Enterprise Financial Services Corp.	78,929
673	Equity Bancshares Inc., Class A Shares	24,605
431	Esquire Financial Holdings Inc.	19,326
603	Farmers & Merchants Bancorp Inc.	17,294
1,431	Farmers National Banc Corp.	21,766
1,751	FB Financial Corp.	74,960
794	Financial Institutions Inc.	20,104
7,425	First Bancorp	149,974
605	First Bancorp Inc. (The)	19,021
916	First Bancshares Inc. (The)	31,318
727	First Bank	11,152
2,279	First Busey Corp.	59,414
555	First Business Financial Services Inc.	21,268
520	First Citizens BancShares Inc., Class A Shares	424,559
2,751	First Commonwealth Financial Corp.	40,495
805	First Community Bancshares Inc.	29,745
2,751	First Financial Bancorp	72,709
5,613	First Financial Bankshares Inc.	207,400
634	First Financial Corp.	30,476
2,337	First Foundation Inc.	32,741
412	First Guaranty Bancshares Inc.	10,296
5,431	First Hawaiian Inc.	144,193
22,552	First Horizon Corp.	560,417
646	First Internet Bancorp	16,770
25,913	First Interstate BancSystem Inc., Class A Shares	1,130,325
2,596	First Merchants Corp.	114,769
965	First Mid Bancshares Inc.	33,437
1,106	First of Long Island Corp. (The)	21,512
530	First Western Financial Inc.*	16,112
703	Five Star Bancorp	18,981
1,288	Flushing Financial Corp.	26,868
14,874	FNB Corp.	209,723
6,869	Fulton Financial Corp.	127,695
953	FVCBankcorp Inc.*	18,841
1,417	German American Bancorp Inc.	56,482
4,758	Glacier Bancorp Inc.	275,488
537	Great Southern Bancorp Inc.	33,643
344	Guaranty Bancshares Inc.	12,246
3,568	Hancock Whitney Corp.	195,669
722	Hanmi Financial Corp.	19,530
2,232	HarborOne Bancorp Inc.	32,654

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 5.6% - (continued)
538	HBT Financial Inc.	$10,572
1,857	Heartland Financial USA Inc.	90,603
2,685	Heritage Commerce Corp.	38,154
843	Heritage Financial Corp.	27,735
2,175	Hilltop Holdings Inc.	64,815
8,262	Home BancShares Inc.	210,268
519	HomeStreet Inc.	14,169
769	HomeTrust Bancshares Inc.	19,686
3,457	Hope Bancorp Inc.	47,084
1,825	Horizon Bancorp Inc.	29,675
64,939	Huntington Bancshares Inc.	1,005,256
5,577	Independent Bank Corp.	436,409
1,461	Independent Bank Group Inc.	96,338
2,387	International Bancshares Corp.	125,747
587	John Marshall Bancorp Inc.	17,000
3,000	Lakeland Bancorp Inc.	56,040
924	Lakeland Financial Corp.	72,959
1,494	Live Oak Bancshares Inc.	49,825
1,098	Macatawa Bank Corp.	12,199
721	Mercantile Bank Corp.	25,098
1,020	Metrocity Bankshares Inc.	22,950
481	Metropolitan Bank Holding Corp.*	30,563
759	Mid Penn Bancorp Inc.	25,047
1,022	Midland States Bancorp Inc.	27,502
706	MidWestOne Financial Group Inc.	24,632
632	MVB Financial Corp.	15,092
31,941	National Bank Holdings Corp., Class A Shares	1,485,576
1,226	NBT Bancorp Inc.	56,592
545	Nicolet Bankshares Inc.*	45,082
437	Northeast Bank	18,503
3,558	Northwest Bancshares Inc.	54,402
2,804	OceanFirst Financial Corp.	65,501
1,444	OFG Bancorp	41,833
12,552	Old National Bancorp	239,869
1,982	Old Second Bancorp Inc.	34,606
970	Origin Bancorp Inc.	39,692
454	Orrstown Financial Services Inc.	12,217
25,151	Pacific Premier Bancorp Inc.	929,329
27,771	PacWest Bancorp	725,379
618	Park National Corp.	93,522
879	Parke Bancorp Inc.	19,118
914	Pathward Financial Inc.	39,786
882	PCB Bancorp	16,423
584	PCSB Financial Corp.	11,668
847	Peapack Gladstone Financial Corp.	34,913
1,230	Peoples Bancorp Inc.	36,900
386	Peoples Financial Services Corp.	21,979
3,223	Pinnacle Financial Partners Inc.	270,377
3,137	Popular Inc.	229,064
386	Preferred Bank	29,178
1,513	Premier Financial Corp.	44,149
950	Primis Financial Corp.	11,733
758	Professional Holding Corp., Class A Shares*	22,717
3,769	Prosperity Bancshares Inc.	284,823
789	QCR Holdings Inc.	41,509
1,000	RBB Bancorp	22,470
294	Red River Bancshares Inc.	15,435
1,640	Renasant Corp.	66,863
486	Republic Bancorp Inc., Class A Shares	21,418
1,597	Republic First Bancorp Inc.*	4,072

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 5.6% - (continued)
966	S&T Bancorp Inc.	$36,148
1,910	Sandy Spring Bancorp Inc.	66,506
2,022	Seacoast Banking Corp. of Florida	69,516
2,104	ServisFirst Bancshares Inc.	159,525
1,266	Shore Bancshares Inc.	25,206
825	Sierra Bancorp	17,853
10,425	Signature Bank	1,454,287
1,370	Silvergate Capital Corp., Class A Shares*(a)	37,579
3,907	Simmons First National Corp., Class A Shares	90,681
995	SmartFinancial Inc.	29,830
613	South Plains Financial Inc.	18,978
446	Southern First Bancshares Inc.*	22,077
906	Southside Bancshares Inc.	32,924
3,188	SouthState Corp.	280,066
2,001	Stellar Bancorp Inc.	67,654
1,342	Stock Yards Bancorp Inc.	99,335
636	Summit Financial Group Inc.	18,037
6,267	Synovus Financial Corp.	264,029
30,850	Texas Capital Bancshares Inc.*	1,850,692
778	Third Coast Bancshares Inc.*	15,280
620	Tompkins Financial Corp.	51,795
15,756	Towne Bank	508,919
1,521	TriCo Bancshares	82,894
939	Triumph Bancorp Inc.*	56,115
1,807	Trustmark Corp.	66,100
6,236	UMB Financial Corp.	533,303
9,401	Umpqua Holdings Corp.	190,558
5,437	United Bankshares Inc.	233,193
25,246	United Community Banks Inc.	983,837
618	Unity Bancorp Inc.	17,619
1,298	Univest Financial Corp.	36,617
826	USCB Financial Holdings Inc.*	10,969
57,703	Valley National Bancorp	730,520
1,815	Veritex Holdings Inc.	59,278
2,775	Washington Federal Inc.	97,874
784	Washington Trust Bancorp Inc.	39,012
7,498	Webster Financial Corp.	407,441
2,591	WesBanco Inc.	104,806
1,024	West BanCorp Inc.	24,617
757	Westamerica BanCorp	46,745
4,521	Western Alliance Bancorp	309,869
2,590	Wintrust Financial Corp.	236,804
6,382	Zions Bancorp NA	330,715

	Total Banks	30,932,956

Capital Markets - 2.7%
1,619	Affiliated Managers Group Inc.	259,720
2,534	Artisan Partners Asset Management Inc., Class A Shares	87,904
1,195	Assetmark Financial Holdings Inc.*	29,708
56	Associated Capital Group Inc., Class A Shares	2,265
923	B. Riley Financial Inc.(a)	40,538
4,502	Bakkt Holdings Inc.*(a)	7,969
13,491	BGC Partners Inc., Class A Shares	58,146
2,006	Blucora Inc.*	50,250
1,433	Brightsphere Investment Group Inc.	29,176
8,706	Carlyle Group Inc. (The)	271,366
4,474	Cboe Global Markets Inc.	567,482
15,503	Cohen & Steers Inc.	1,027,074
1,081	Cowen Inc., Class A Shares	41,791
116	Diamond Hill Investment Group Inc.	20,643
1,166	Donnelley Financial Solutions Inc.*	44,518

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Capital Markets - 2.7% - (continued)
1,560	Evercore Inc., Class A Shares	$179,681
1,614	FactSet Research Systems Inc.	744,522
3,684	Federated Hermes Inc., Class B Shares	139,845
2,639	Focus Financial Partners Inc., Class A Shares*	100,704
2,300	GCM Grosvenor Inc., Class A Shares	20,171
1,487	Hamilton Lane Inc., Class A Shares	109,860
2,142	Houlihan Lokey Inc., Class A Shares	210,666
15,487	Invesco Ltd.	295,957
5,845	Janus Henderson Group PLC	147,820
8,729	Jefferies Financial Group Inc.	331,615
3,895	Lazard Ltd., Class A Shares	142,596
3,374	LPL Financial Holdings Inc.	798,660
1,584	MarketAxess Holdings Inc.	424,385
2,714	Moelis & Co., Class A Shares	117,299
4,827	Moody’s Corp.	1,439,749
1,057	Morningstar Inc.	259,102
18,408	Nasdaq Inc.	1,260,212
33,501	Northern Trust Corp.	3,119,278
4,245	Open Lending Corp., Class A Shares*	30,012
474	Oppenheimer Holdings Inc., Class A Shares	19,747
2,458	Perella Weinberg Partners, Class A Shares	23,523
717	Piper Sandler Cos	103,004
1,006	PJT Partners Inc., Class A Shares	77,472
23,584	Robinhood Markets Inc., Class A Shares*	226,171
1,125	Sculptor Capital Management Inc., Class A Shares	11,306
4,383	SEI Investments Co.	272,973
575	Silvercrest Asset Management Group Inc., Class A Shares	10,868
44,207	SLR Investment Corp.(a)	653,379
23,697	StepStone Group Inc., Class A Shares	710,436
4,436	Stifel Financial Corp.	285,013
707	StoneX Group Inc.*	71,739
721	Victory Capital Holdings Inc., Class A Shares	20,909
4,109	Virtu Financial Inc., Class A Shares	91,138
318	Virtus Investment Partners Inc.	61,673
4,940	WisdomTree Inc.	27,516

	Total Capital Markets	15,077,551

Consumer Finance - 0.3%
163	Atlanticus Holdings Corp.*	4,694
7,640	Bread Financial Holdings Inc.	313,469
949	Consumer Portfolio Services Inc.*	8,180
296	Credit Acceptance Corp.*(a)	140,292
679	Curo Group Holdings Corp.	2,424
1,006	Encore Capital Group Inc.*	50,702
1,409	Enova International Inc.*	56,839
1,735	EZCORP Inc., Class A Shares*	17,385
1,646	FirstCash Holdings Inc.	154,494
1,554	Green Dot Corp., Class A Shares*	31,671
4,585	LendingClub Corp.*	47,271
456	LendingTree Inc.*	10,921
7,413	Moneylion Inc.*	5,535
4,902	Navient Corp.	81,226
632	Nelnet Inc., Class A Shares	62,277
1,164	NerdWallet Inc., Class A Shares*	14,783
4,850	OneMain Holdings Inc., Class A Shares	190,896
788	Oportun Financial Corp.*	4,366
1,850	PRA Group Inc.*	63,603
2,294	PROG Holdings Inc.*	45,169
276	Regional Management Corp.	8,125
10,820	SLM Corp.	188,917
34,132	SoFi Technologies Inc.*(a)	164,858

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Consumer Finance - 0.3% - (continued)
3,044	Upstart Holdings Inc.*(a)	$59,510
166	World Acceptance Corp.*	11,771

	Total Consumer Finance	1,739,378

Diversified Financial Services - 0.3%
766	Alerus Financial Corp.	18,123
824	A-Mark Precious Metals Inc.	28,428
1,063	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	17,529
3,474	Cannae Holdings Inc.*	80,493
2,479	Compass Diversified Holdings	48,489
3,277	Jackson Financial Inc., Class A Shares	122,396
16,162	Voya Financial Inc.	1,066,369

	Total Diversified Financial Services	1,381,827

Insurance - 3.6%
1,747	Ambac Financial Group Inc.*	28,406
3,090	American Equity Investment Life Holding Co.	125,176
2,839	American Financial Group Inc.	403,763
843	AMERISAFE Inc.	50,049
1,257	Argo Group International Holdings Ltd.	34,165
2,223	Assurant Inc.	285,033
2,553	Assured Guaranty Ltd.	169,953
3,329	Axis Capital Holdings Ltd.	191,617
10,643	Bright Health Group Inc.*	10,505
3,032	Brighthouse Financial Inc.*	169,004
10,027	Brown & Brown Inc.	597,509
58,932	BRP Group Inc., Class A Shares*	1,770,317
4,694	Chubb Ltd.	1,030,755
5,179	CNO Financial Group Inc.	121,603
698	Crawford & Co., Class A Shares	4,418
558	Donegal Group Inc., Class A Shares	8,297
13,660	eHealth Inc.*	48,630
812	Employers Holdings Inc.	37,734
499	Enstar Group Ltd.*	108,777
1,065	Erie Indemnity Co., Class A Shares	300,745
4,206	Everest Re Group Ltd.	1,421,376
4,174	First American Financial Corp.	228,109
14,737	Genworth Financial Inc., Class A Shares*	74,127
3,808	Globe Life Inc.	456,808
14,729	Goosehead Insurance Inc., Class A Shares*	598,145
1,274	Greenlight Capital Re Ltd., Class A Shares*	9,975
1,523	Hanover Insurance Group Inc. (The)	224,338
5,242	Hartford Financial Services Group Inc. (The)	400,332
251	HCI Group Inc.	9,392
789	Hippo Holdings Inc.*	11,780
1,213	Horace Mann Educators Corp.	46,810
51	Investors Title Co.	7,831
977	James River Group Holdings Ltd.	23,468
2,807	Kemper Corp.	159,774
2,247	Kinsale Capital Group Inc.	692,548
1,985	Lemonade Inc.*	39,402
7,227	Lincoln National Corp.	281,419
1,096	Markel Corp.*	1,452,025
2,151	MBIA Inc.*	27,339
1,086	Mercury General Corp.	39,400
98	National Western Life Group Inc., Class A Shares	20,658
380	NI Holdings Inc.*	5,130
11,984	Old Republic International Corp.	293,608
5,392	Oscar Health Inc., Class A Shares*	15,529
10,240	Palomar Holdings Inc.*	642,458
6,501	Primerica Inc.	968,844
1,532	ProAssurance Corp.	30,625

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Insurance - 3.6% - (continued)
11,067	Reinsurance Group of America Inc.	$1,598,075
1,824	RenaissanceRe Holdings Ltd.	344,572
1,653	RLI Corp.	215,006
453	Root Inc., Class A Shares*	3,293
3,562	Ryan Specialty Holdings Inc., Class A Shares*	143,477
412	Safety Insurance Group Inc.	37,797
2,526	Selective Insurance Group Inc.	242,799
6,025	Selectquote Inc.*	3,616
3,624	SiriusPoint Ltd.*	23,629
776	Stewart Information Services Corp.	34,346
845	Tiptree Inc.	11,720
14,609	Travelers Cos., Inc. (The)	2,772,934
758	Trean Insurance Group Inc.*	2,092
1,697	Trupanion Inc.*	88,702
896	United Fire Group Inc.	27,373
1,053	Universal Insurance Holdings Inc.	11,572
8,557	Unum Group	360,934
119	White Mountains Insurance Group Ltd.	161,704

	Total Insurance	19,761,347

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
773	AFC Gamma Inc.	13,512
21,791	AGNC Investment Corp.	217,692
286	Angel Oak Mortgage Inc.	2,088
18,178	Annaly Capital Management Inc.	393,917
5,782	Apollo Commercial Real Estate Finance Inc.	71,466
6,780	Arbor Realty Trust Inc.	100,886
1,995	Ares Commercial Real Estate Corp.	24,858
5,900	ARMOUR Residential REIT Inc.	34,692
7,266	Blackstone Mortgage Trust Inc., Class A Shares	183,612
3,434	BrightSpire Capital Inc., Class A Shares	24,519
6,063	Broadmark Realty Capital Inc.	24,676
397	Chicago Atlantic Real Estate Finance Inc.	6,431
10,174	Chimera Investment Corp.	69,692
4,126	Claros Mortgage Trust Inc.	71,297
1,964	Dynex Capital Inc.	25,728
2,275	Ellington Financial Inc.	31,031
3,453	Franklin BSP Realty Trust Inc.	50,414
1,891	Granite Point Mortgage Trust Inc.	12,121
3,537	Hannon Armstrong Sustainable Infrastructure Capital Inc.	114,740
1,219	Invesco Mortgage Capital Inc.(a)	16,006
2,316	KKR Real Estate Finance Trust Inc.	38,330
4,624	Ladder Capital Corp., Class A Shares	51,326
4,683	MFA Financial Inc.	52,356
14,742	New York Mortgage Trust Inc.	41,425
510	Nexpoint Real Estate Finance Inc.	9,624
2,028	Orchid Island Capital Inc, Class A Shares	22,024
3,805	PennyMac Mortgage Investment Trust	58,102
2,841	Ready Capital Corp.	38,069
4,454	Redwood Trust Inc.	35,187
18,316	Rithm Capital Corp.	165,760
12,399	Starwood Property Trust Inc.	265,463
3,150	TPG RE Finance Trust Inc.	23,342
3,495	Two Harbors Investment Corp.	57,318

	Total Mortgage Real Estate Investment Trusts (REITs)	2,347,704

Thrifts & Mortgage Finance - 0.4%
2,274	Axos Financial Inc.*	91,210
936	Blue Foundry Bancorp*	12,234
835	Bridgewater Bancshares Inc.*	16,090
5,361	Capitol Federal Financial Inc.	44,872
1,741	Columbia Financial Inc.*	38,441

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Thrifts & Mortgage Finance - 0.4% - (continued)
1,321	Enact Holdings Inc.	$32,761
4,492	Essent Group Ltd.	180,084
384	Federal Agricultural Mortgage Corp., Class C Shares	48,326
613	Finance Of America Cos Inc., Class A Shares*	840
1,562	Flagstar Bancorp Inc.	58,637
217	Greene County Bancorp Inc.	16,551
78	Hingham Institution for Savings	22,891
500	Home Bancorp Inc.	21,490
437	Home Point Capital Inc.(a)	690
3,076	Kearny Financial Corp.	29,745
760	Luther Burbank Corp.	9,014
586	Merchants Bancorp	14,996
13,018	MGIC Investment Corp.	178,737
3,078	Mr Cooper Group Inc.*	139,002
19,308	New York Community Bancorp Inc.(a)	180,530
3,498	NMI Holdings Inc., Class A Shares*	75,312
1,560	Northfield Bancorp Inc.	24,882
1,206	PennyMac Financial Services Inc.	71,950
545	Pioneer Bancorp Inc.*	6,404
1,137	Provident Bancorp Inc.	7,891
2,206	Provident Financial Services Inc.	49,701
6,785	Radian Group Inc.	132,782
453	Southern Missouri Bancorp Inc.	23,493
1,036	Sterling Bancorp Inc.*	6,672
2,510	TFS Financial Corp.	34,262
651	TrustCo Bank Corp. NY	25,285
4,620	UWM Holdings Corp.	20,559
342	Velocity Financial Inc.*	3,478
1,312	Walker & Dunlop Inc.	117,175
1,083	Waterstone Financial Inc.	18,140
10,922	WSFS Financial Corp.	529,826

	Total Thrifts & Mortgage Finance	2,284,953

	TOTAL FINANCIALS	73,525,716

HEALTH CARE - 15.8%
Biotechnology - 2.7%
1,734	2seventy bio Inc.*	27,172
1,083	4D Molecular Therapeutics Inc.*	26,176
822	Aadi Bioscience Inc.*	10,998
2,370	Absci Corp.*	5,925
5,148	ACADIA Pharmaceuticals Inc.*	80,206
1,213	Adicet Bio Inc.*	22,052
8,534	ADMA Biologics Inc.*	28,504
870	Aduro Biotech*(b)(c)	2,209
321	Aerovate Therapeutics Inc.*	6,048
4,001	Affimed NV*	8,562
12,724	Agenus Inc.*	34,355
2,288	Agios Pharmaceuticals Inc.*	68,960
1,168	Akero Therapeutics Inc.*	54,312
670	Albireo Pharma Inc.*	14,794
2,467	Alector Inc.*	20,945
62,528	Alkermes PLC*	1,549,444
3,513	Allogene Therapeutics Inc.*	34,638
1,036	Allovir Inc.*	7,780
460	Alpine Immune Sciences Inc.*	2,889
636	ALX Oncology Holdings Inc.*	7,060
11,698	Amicus Therapeutics Inc.*	141,546
934	AnaptysBio Inc.*	25,806
2,611	Anavex Life Sciences Corp.*	23,029
530	Anika Therapeutics Inc.*	16,716
11,742	Apellis Pharmaceuticals Inc.*	586,278

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Biotechnology - 2.7% - (continued)
3,139	Arbutus Biopharma Corp.*	$7,377
1,251	Arcellx Inc.*	24,945
998	Arcturus Therapeutics Holdings Inc.*	18,403
2,159	Arcus Biosciences Inc.*	75,932
20,221	Arcutis Biotherapeutics Inc.*	348,408
4,338	Arrowhead Pharmaceuticals Inc.*	139,684
12,410	Ascendis Pharma AS, ADR*(a)	1,527,175
3,264	Atara Biotherapeutics Inc.*	14,786
944	Aura Biosciences Inc.*	13,480
5,694	Aurinia Pharmaceuticals Inc.*	29,210
2,636	Avid Bioservices Inc.*	41,280
2,448	Avidity Biosciences Inc.*	28,495
2,713	Beam Therapeutics Inc.*	125,313
7,724	BioCryst Pharmaceuticals Inc.*	103,193
1,312	Biohaven Ltd.*	20,756
654	Bioxcel Therapeutics Inc.*	10,837
3,740	Bluebird Bio Inc.*	29,135
2,534	Blueprint Medicines Corp.*	121,100
4,531	Bridgebio Pharma Inc.*	42,455
1,683	C4 Therapeutics Inc.*	14,423
2,063	CareDx Inc.*	26,716
2,167	Caribou Biosciences Inc.*	20,175
4,462	Catalyst Pharmaceuticals Inc.*	74,828
1,948	Celldex Therapeutics Inc.*	72,251
2,149	Celularity Inc.*	3,675
1,003	Century Therapeutics Inc.*	10,531
2,266	Cerevel Therapeutics Holdings Inc.*	65,623
2,677	Chimerix Inc.*	5,809
2,158	Chinook Therapeutics Inc.*	48,879
2,747	Cogent Biosciences Inc.*	34,557
52,341	Coherus Biosciences Inc.*	359,059
2,375	Crinetics Pharmaceuticals Inc.*	42,441
3,943	CTI BioPharma Corp.*	23,737
1,436	Cullinan Oncology Inc.*	17,849
3,452	Cytokinetics Inc.*	146,710
1,077	Day One Biopharmaceuticals Inc.*	22,865
1,864	Deciphera Pharmaceuticals Inc.*	29,656
4,280	Denali Therapeutics Inc.*	136,575
1,708	Design Therapeutics Inc.*	23,912
5,362	Dynavax Technologies Corp.*	66,542
1,194	Dyne Therapeutics Inc.*	13,970
486	Eagle Pharmaceuticals Inc.*	17,652
2,953	Editas Medicine Inc., Class A Shares*	31,302
1,397	Eiger BioPharmaceuticals Inc.*	6,342
2,181	Emergent BioSolutions Inc.*	26,826
858	Enanta Pharmaceuticals Inc.*	37,572
8,679	EQRx Inc.*(a)	32,633
2,775	Erasca Inc.*	20,951
7,325	Exact Sciences Corp.*	329,259
13,521	Exelixis Inc.*	230,939
20,310	Fate Therapeutics Inc.*	422,854
3,849	FibroGen Inc.*	55,310
784	Foghorn Therapeutics Inc.*	5,292
1,906	Generation Bio Co.*	10,159
14,735	Geron Corp.*	34,185
2,781	Gossamer Bio Inc.*	23,805
3,022	GreenLight Biosciences Holdings PBC*	4,473
5,752	Halozyme Therapeutics Inc.*	329,360
4,418	Heron Therapeutics Inc.*	11,973
532	HilleVax Inc.*	10,640

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Biotechnology - 2.7% - (continued)
1,045	Icosavax Inc.*	$3,490
1,337	Ideaya Biosciences Inc.*	23,906
297	IGM Biosciences Inc.*	6,537
1,259	Imago Biosciences Inc.*	44,934
3,464	ImmunityBio Inc.*	19,087
9,441	ImmunoGen Inc.*	48,999
1,336	Immunovant Inc.*	17,515
1,253	Inhibrx Inc.*	37,565
8,887	Inovio Pharmaceuticals Inc.*	18,129
4,912	Insmed Inc.*	90,823
2,375	Instil Bio Inc.*	3,159
3,127	Intellia Therapeutics Inc.*	160,915
974	Intercept Pharmaceuticals Inc.*	14,522
1,936	Invivyd Inc.*	4,375
6,064	Ionis Pharmaceuticals Inc.*	247,351
6,209	Iovance Biotherapeutics Inc.*	39,738
6,107	Ironwood Pharmaceuticals Inc., Class A Shares*	73,956
1,000	iTeos Therapeutics Inc.*	20,150
5,091	IVERIC bio Inc.*	120,249
895	Janux Therapeutics Inc.*	12,208
1,329	Jounce Therapeutics Inc.*	1,170
871	KalVista Pharmaceuticals Inc.*	4,695
3,168	Karuna Therapeutics Inc.*	745,462
2,788	Karyopharm Therapeutics Inc.*	14,749
750	Keros Therapeutics Inc.*	37,380
1,957	Kezar Life Sciences Inc.*	15,284
1,073	Kiniksa Pharmaceuticals Ltd., Class A Shares*	18,059
890	Kinnate Biopharma Inc.*	7,049
1,361	Kodiak Sciences Inc.*	10,044
1,382	Kronos Bio Inc.*	2,626
917	Krystal Biotech Inc.*	71,288
2,874	Kura Oncology Inc.*	45,323
1,443	Kymera Therapeutics Inc.*	41,818
2,519	Lexicon Pharmaceuticals Inc.*	5,391
619	Ligand Pharmaceuticals Inc.*	45,125
7,232	Lyell Immunopharma Inc.*	30,447
2,240	MacroGenics Inc.*	14,403
554	Madrigal Pharmaceuticals Inc.*	38,841
10,408	MannKind Corp.*	48,709
1,109	MeiraGTx Holdings PLC*	6,831
3,754	Mersana Therapeutics Inc.*	25,002
4,371	MiMedx Group Inc.*	14,206
1,844	Mirati Therapeutics Inc.*	168,505
765	Mirum Pharmaceuticals Inc.*	14,267
1,250	Monte Rosa Therapeutics Inc.*	10,600
1,123	Morphic Holding Inc.*	30,905
3,295	Myriad Genetics Inc.*	66,757
3,652	Natera Inc.*	150,170
4,053	Neurocrine Biosciences Inc.*	514,974
1,590	Nkarta Inc.*	13,483
3,305	Novavax Inc.*	54,499
1,837	Nurix Therapeutics Inc.*	22,760
1,019	Nuvalent Inc., Class A Shares*(a)	33,505
9,089	Ocugen Inc.*	14,179
234	OmniAb Inc., Class CR3 Shares (Restricted, cost - $0, acquired 11/3/22)*(b)(c)(d)	–
234	OmniAb Inc., Class CR4 Shares (Restricted, cost - $0, acquired 11/3/22)*(b)(c)(d)	–
19	Oncternal Therapeutics Inc.*(c)	19
2,782	Organogenesis Holdings Inc., Class A Shares*	7,623
3,559	Outlook Therapeutics Inc.*	3,701
569	PepGen Inc.*	8,512

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Biotechnology - 2.7% - (continued)
1,891	PMV Pharmaceuticals Inc.*	$18,872
3,246	Point Biopharma Global Inc., Class A Shares*	22,105
1,097	Praxis Precision Medicines Inc.*	2,424
3,243	Precigen Inc.*	5,902
1,300	Prometheus Biosciences Inc.*	53,443
1,740	Protagonist Therapeutics Inc.*	13,763
1,574	Prothena Corp. PLC*	98,391
2,969	PTC Therapeutics Inc.*	123,184
1,002	Rallybio Corp.*	5,772
1,172	RAPT Therapeutics Inc.*	20,721
5,701	Recursion Pharmaceuticals Inc., Class A Shares*	53,589
1,728	REGENXBIO Inc.*	41,299
3,264	Relay Therapeutics Inc.*	60,645
1,815	Replimune Group Inc.*	37,153
3,032	REVOLUTION Medicines Inc.*	71,525
5,956	Rigel Pharmaceuticals Inc.*	4,000
32,966	Rocket Pharmaceuticals Inc.*	622,398
2,127	Sage Therapeutics Inc.*	87,292
3,358	Sana Biotechnology Inc.*(a)	16,756
5,271	Sangamo Therapeutics Inc.*	19,292
3,597	Sarepta Therapeutics Inc.*	441,748
2,747	Seres Therapeutics Inc.*	17,855
17,050	Sorrento Therapeutics Inc.*(a)	22,165
1,449	SpringWorks Therapeutics Inc.*	35,037
672	Stoke Therapeutics Inc.*	5,067
2,468	Sutro Biopharma Inc.*	18,485
2,164	Syndax Pharmaceuticals Inc.*	51,849
849	Talaris Therapeutics Inc.*	1,240
2,580	Tango Therapeutics Inc.*	19,376
1,223	Tenaya Therapeutics Inc.*	3,241
5,487	TG Therapeutics Inc.*	48,395
2,478	Travere Therapeutics Inc., Class Preferred Shares*	49,882
2,507	Twist Bioscience Corp.*	68,566
599	Tyra Biosciences Inc.*	4,199
2,805	Ultragenyx Pharmaceutical Inc.*	101,821
1,903	United Therapeutics Corp.*	532,631
2,203	Vanda Pharmaceuticals Inc.*	24,035
4,917	Vaxart Inc.*	5,802
2,941	Vaxcyte Inc.*	135,462
6,877	VBI Vaccines Inc.*	3,576
544	Vera Therapeutics Inc., Class A Shares*	9,085
3,049	Veracyte Inc.*	84,579
1,945	Vericel Corp.*	44,404
1,869	Verve Therapeutics Inc.*	43,417
3,014	Vir Biotechnology Inc.*	85,055
1,307	Viridian Therapeutics Inc.*	33,028
7,834	VistaGen Therapeutics Inc.*	1,082
2,392	Xencor Inc.*	71,090
1,519	Y-mAbs Therapeutics Inc.*	6,790
2,047	Zentalis Pharmaceuticals Inc.*	45,280

	Total Biotechnology	15,189,415

Health Care Equipment & Supplies - 5.6%
100,187	Accuray Inc.*	205,383
3,282	Alphatec Holdings Inc.*	33,673
1,712	AngioDynamics Inc.*	22,170
1,762	Artivion Inc.*	22,536
11,335	AtriCure Inc.*	516,423
60	Atrion Corp.	36,288
15,917	Avanos Medical Inc.*	428,167
1,826	AxoGen Inc.*	19,995

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Health Care Equipment & Supplies - 5.6% - (continued)
2,079	Axonics Inc.*	$142,370
52,849	Baxter International Inc.	2,987,554
1,018	Bioventus Inc., Class A Shares*	1,985
5,328	Butterfly Network Inc.*(a)	17,209
14,636	Cardiovascular Systems Inc.*	205,050
6,314	Cerus Corp.*	25,256
1,271	CONMED Corp.	105,302
4,640	Cue Health Inc.*(a)	14,848
795	Cutera Inc.*	37,826
24,409	CytoSorbents Corp.*	34,173
149,167	DENTSPLY SIRONA Inc.	4,513,793
9,464	Edwards Lifesciences Corp.*	731,094
2,378	Embecta Corp.	78,284
2,100	Enovis Corp.*	113,673
6,989	Envista Holdings Corp.*	238,465
5,472	Figs Inc., Class A Shares*	42,846
1,952	Glaukos Corp.*	90,905
3,208	Globus Medical Inc., Class A Shares*	237,039
29,763	Haemonetics Corp.*	2,539,082
421	Heska Corp.*	27,091
11,638	ICU Medical Inc.*	1,853,119
2,073	Inari Medical Inc.*	152,531
990	Inogen Inc.*	22,097
5,749	Inspire Medical Systems Inc.*	1,388,786
1,356	Integer Holdings Corp.*	100,778
3,077	Integra LifeSciences Holdings Corp.*	169,050
5,964	Intuitive Surgical Inc.*	1,612,606
236	iRadimed Corp.	6,976
1,257	iRhythm Technologies Inc.*	137,076
17,514	Lantheus Holdings Inc.*	1,087,269
763	LeMaitre Vascular Inc.	35,747
2,300	LivaNova PLC*	127,351
2,000	Masimo Corp.*	289,880
1,768	Meridian Bioscience Inc.*	56,576
27,191	Merit Medical Systems Inc.*	1,957,752
188	Mesa Laboratories Inc.	31,804
1,912	Nano-X Imaging Ltd.*(a)	20,363
4,473	Neogen Corp.*	74,073
1,506	Nevro Corp.*	70,345
4,344	Novocure Ltd.*	333,793
5,723	NuVasive Inc.*	222,281
1,815	Omnicell Inc.*	93,672
55,594	OraSure Technologies Inc.*	280,194
686	Orthofix Medical Inc.*	12,341
567	OrthoPediatrics Corp.*	24,942
1,948	Outset Medical Inc.*	41,064
1,957	Paragon 28 Inc.*	40,119
1,512	Penumbra Inc.*	316,779
1,076	PROCEPT BioRobotics Corp.*	46,160
1,739	Pulmonx Corp.*	10,469
6,539	QuidelOrtho Corp.*	572,882
939	RxSight Inc.*	11,991
1,101	SeaSpine Holdings Corp.*	8,246
19,342	Senseonics Holdings Inc.*(a)	21,470
1,500	Shockwave Medical Inc.*	380,400
1,543	SI-BONE Inc.*	18,948
981	Sight Sciences Inc.*	10,958
1,484	Silk Road Medical Inc.*	79,023
129,863	Smith & Nephew PLC, ADR(a)	3,443,967
2,069	STAAR Surgical Co.*	118,161

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Health Care Equipment & Supplies - 5.6% - (continued)
496	Surmodics Inc.*	$17,920
664	Tactile Systems Technology Inc.*	5,684
2,684	Tandem Diabetes Care Inc.*	112,862
5,732	Teleflex Inc.	1,341,976
1,295	TransMedics Group Inc.*	80,122
1,501	Treace Medical Concepts Inc.*	34,748
247	UFP Technologies Inc.*	29,652
120	Utah Medical Products Inc.	10,687
18,710	Varex Imaging Corp.*	397,400
2,847	Vicarious Surgical Inc.*	9,965
6,767	ViewRay Inc.*	32,617
1,426	Zimmer Biomet Holdings Inc.	171,263
975	Zimvie Inc.*	8,717
811	Zynex Inc.	11,127

	Total Health Care Equipment & Supplies	31,015,259

Health Care Providers & Services - 3.5%
7,872	1Life Healthcare Inc.*	133,745
11,744	23andMe Holding Co., Class A Shares*	35,819
48,858	Acadia Healthcare Co., Inc.*	4,351,293
2,834	Accolade Inc.*	25,024
3,134	AdaptHealth Corp., Class A Shares*	69,920
677	Addus HomeCare Corp.*	74,660
1,289	Agiliti Inc.*	21,281
8,042	agilon health Inc.*	141,218
782	AirSculpt Technologies Inc.	2,800
3,651	Alignment Healthcare Inc.*	48,558
10,503	Amedisys Inc.*	956,718
1,801	AMN Healthcare Services Inc.*	222,784
1,654	Apollo Medical Holdings Inc.*	47,073
1,522	Aveanna Healthcare Holdings Inc.*	1,033
7,766	Brookdale Senior Living Inc.*	24,463
7,037	Cano Health Inc.*	13,370
2,788	CareMax Inc.*	11,040
919	Castle Biosciences Inc.*	21,679
3,103	Chemed Corp.	1,613,560
16,709	Clover Health Investments Corp., Class A Shares*	21,889
5,286	Community Health Systems Inc.*	18,131
376	CorVel Corp.*	57,517
1,562	Cross Country Healthcare Inc.*	55,888
2,394	DaVita Inc.*	176,510
3,453	DocGo Inc.*	25,380
18,038	Encompass Health Corp.	1,054,862
8,951	Enhabit Inc.*	128,089
2,293	Ensign Group Inc. (The)	217,835
885	Fulgent Genetics Inc.*	32,099
4,200	Guardant Health Inc.*	219,828
15,842	HealthEquity Inc.*	1,005,650
5,758	Henry Schein Inc.*	465,937
5,551	Hims & Hers Health Inc.*	34,361
722	Innovage Holding Corp.*	4,679
8,433	Invitae Corp.*	25,046
633	Joint Corp. (The)*	9,438
1,245	LHC Group Inc.*	203,445
2,940	LifeStance Health Group Inc.*(a)	14,965
527	ModivCare Inc.*	40,579
3,415	Molina Healthcare Inc.*	1,150,070
546	National HealthCare Corp.	33,655
657	National Research Corp.	25,452
4,883	Oak Street Health Inc.*	105,570
1,092	Oncology Institute Inc.(The)*	1,540

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Health Care Providers & Services - 3.5% - (continued)
17,392	OPKO Health Inc.*	$26,088
46,134	Option Care Health Inc.*	1,389,095
3,047	Owens & Minor Inc.	62,799
1,319	P3 Health Partners Inc.*	6,305
18,201	Patterson Cos., Inc.	517,636
22,863	Pediatrix Medical Group Inc.*	365,351
916	Pennant Group Inc. (The)*	9,471
29,897	PetIQ Inc., Class A Shares*	354,877
5,093	Premier Inc., Class A Shares	169,852
1,900	Privia Health Group Inc.*	45,467
3,174	Progyny Inc.*	116,264
6,526	R1 RCM Inc.*	59,060
2,059	RadNet Inc.*	40,706
4,382	Select Medical Holdings Corp.	107,710
8,775	Sema4 Holdings Corp.*	3,635
3,023	Signify Health Inc., Class A Shares*	86,518
1,791	Surgery Partners Inc.*	50,703
4,431	Tenet Healthcare Corp.*	204,624
19,217	Universal Health Services Inc., Class B Shares	2,514,544
534	US Physical Therapy Inc.	46,143

	Total Health Care Providers & Services	19,121,301

Health Care Technology - 0.5%
4,718	Allscripts Healthcare Solutions Inc.*	89,359
10,424	American Well Corp., Class A Shares*	38,048
4,932	Certara Inc.*	83,745
536	Computer Programs & Systems Inc.*	15,866
1,391	Definitive Healthcare Corp., Class A Shares*	15,816
4,737	Doximity Inc., Class A Shares*(a)	161,011
3,477	Evolent Health Inc., Class A Shares*	100,103
2,001	Health Catalyst Inc.*	20,970
1,189	HealthStream Inc.*	30,200
15,369	Multiplan Corp.*	22,900
2,266	NextGen Healthcare Inc.*	47,133
2,450	Nutex Health Inc.*	3,797
765	OptimizeRx Corp.*	16,134
2,845	Pear Therapeutics Inc.*	5,263
2,138	Phreesia Inc.*	59,479
2,351	Schrodinger Inc.*	42,318
13,423	Sharecare Inc.*(a)	25,638
708	Simulations Plus Inc.	28,738
6,699	Teladoc Health Inc.*	190,988
9,967	Veeva Systems Inc., Class A Shares*	1,897,318

	Total Health Care Technology	2,894,824

Life Sciences Tools & Services - 2.2%
3,832	10X Genomics Inc., Class A Shares*	148,145
8,635	AbCellera Biologics Inc.*	111,132
4,636	Adaptive Biotechnologies Corp.*	40,704
767	Akoya Biosciences Inc.*	9,956
216	Alpha Teknova Inc.*	1,020
40,430	Azenta Inc.	2,434,290
1,816	Berkeley Lights Inc.*	5,339
1,526	BioLife Solutions Inc.*	32,305
10,701	Bionano Genomics Inc.*(a)	21,509
2,128	Bio-Rad Laboratories Inc., Class A Shares*	882,503
24,544	Bio-Techne Corp.	2,085,995
4,592	Bruker Corp.	309,547
9,618	Charles River Laboratories International Inc.*	2,198,386
2,245	Codexis Inc.*	12,280
1,878	CryoPort Inc.*	37,090
5,030	Cytek Biosciences Inc.*	64,837

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Life Sciences Tools & Services - 2.2% - (continued)
7,992	Illumina Inc.*	$1,742,895
614	Inotiv Inc.*	3,709
4,557	Maravai LifeSciences Holdings Inc., Class A Shares*	67,808
4,487	MaxCyte Inc.*	26,877
1,106	Medpace Holdings Inc.*	232,138
1,925	NanoString Technologies Inc.*	13,456
3,512	Nautilus Biotechnology Inc., Class A Shares*	6,357
5,371	NeoGenomics Inc.*	60,209
3,033	OmniAb Inc.*	10,737
10,121	Pacific Biosciences of California Inc.*	108,801
9,585	QIAGEN NV*	474,841
1,361	Quanterix Corp.*	18,101
4,548	Quantum-Si Inc.*	10,824
2,350	Repligen Corp.*	420,274
3,242	Science 37 Holdings Inc.*	1,933
1,843	Seer Inc., Class A Shares*	11,906
2,075	Singular Genomics Systems Inc.*	4,233
7,279	SomaLogic Inc.*	20,381
4,059	Sotera Health Co.*	33,852
83,055	Standard BioTools Inc.*(a)(b)	115,446
4,332	Syneos Health Inc., Class A Shares*	152,833

	Total Life Sciences Tools & Services	11,932,649

Pharmaceuticals - 1.3%
5,051	Achillion Pharmaceuticals Inc.*(c)	2,323
2,961	Aclaris Therapeutics Inc.*	45,066
71,099	Amneal Pharmaceuticals Inc.*	182,013
1,650	Amphastar Pharmaceuticals Inc.*	48,659
1,428	Amylyx Pharmaceuticals Inc.*	54,792
553	ANI Pharmaceuticals Inc.*	23,198
2,100	Arvinas Inc.*	86,184
3,220	Atea Pharmaceuticals Inc.*	15,102
1,072	Athira Pharma Inc.*	3,334
1,299	Axsome Therapeutics Inc.*(a)	93,905
1,882	Cara Therapeutics Inc.*	22,208
1,644	Cassava Sciences Inc.*(a)	57,261
13,705	Catalent Inc.*	687,032
775	CinCor Pharma Inc.*(a)	9,145
1,236	Collegium Pharmaceutical Inc.*	27,031
3,594	Corcept Therapeutics Inc.*	90,856
1,340	DICE Therapeutics Inc.*(a)	46,645
1,848	Edgewise Therapeutics Inc.*	16,540
2,726	Esperion Therapeutics Inc.*	18,264
1,328	Evolus Inc.*	9,615
826	EyePoint Pharmaceuticals Inc.*	2,643
958	Fulcrum Therapeutics Inc.*	6,562
1,096	Harmony Biosciences Holdings Inc.*	65,508
108,773	Innoviva Inc.*	1,428,189
3,891	Intra-Cellular Therapies Inc.*	210,970
2,578	Jazz Pharmaceuticals PLC*	404,514
2,242	Liquidia Corp.*	11,255
7,453	Nektar Therapeutics, Class A Shares*	20,868
1,878	NGM Biopharmaceuticals Inc.*	10,385
6,179	Nuvation Bio Inc.*	11,802
2,651	Ocular Therapeutix Inc.*	7,873
10,897	Organon & Co.	283,540
15,605	Pacira BioSciences Inc.*	752,941
5,635	Perrigo Co. PLC	181,616
674	Phathom Pharmaceuticals Inc.*	6,727
789	Phibro Animal Health Corp., Class A Shares	9,713
16,123	Prestige Consumer Healthcare Inc.*	990,920

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Pharmaceuticals - 1.3% - (continued)
3,674	Progenics Pharmaceuticals Inc.*#	$–
2,819	Provention Bio Inc.*	25,484
1,232	Reata Pharmaceuticals Inc., Class A Shares*	48,763
1,086	Relmada Therapeutics Inc.*	5,050
2,964	Revance Therapeutics Inc.*	64,348
1,907	SIGA Technologies Inc.	17,506
31,026	Supernus Pharmaceuticals Inc.*	1,139,275
827	Tarsus Pharmaceuticals Inc.*	13,902
2,181	Theravance Biopharma Inc.*	23,468
738	Theseus Pharmaceuticals Inc.*	4,863
1,454	Tricida Inc.*	349
923	Ventyx Biosciences Inc.*(a)	26,758
6,848	Xeris Biopharma Holdings Inc.*	10,272
2,285	Zogenix Inc.*(b)(c)	1,554

	Total Pharmaceuticals	7,326,791

	TOTAL HEALTH CARE	87,480,239

INDUSTRIALS - 19.3%
Aerospace & Defense - 2.2%
1,484	AAR Corp.*	69,095
17,933	Aerojet Rocketdyne Holdings Inc.*	932,516
1,017	Aerovironment Inc.*	93,554
819	AerSale Corp.*	12,981
5,490	Archer Aviation Inc., Class A Shares*	13,780
7,612	Astra Space Inc.*	3,761
1,028	Astronics Corp.*	8,635
2,866	Axon Enterprise Inc.*	527,430
3,891	BWX Technologies Inc.	236,923
901	Cadre Holdings Inc.	23,372
1,625	Curtiss-Wright Corp.	287,056
521	Ducommun Inc.*	26,211
23,977	HEICO Corp., Class A Shares	3,039,804
19,658	Hexcel Corp.	1,178,497
15,910	Howmet Aerospace Inc.	599,330
1,661	Huntington Ingalls Industries Inc.	385,286
1,078	Kaman Corp.	21,959
5,155	Kratos Defense & Security Solutions Inc.*	49,076
3,261	Maxar Technologies Inc.	78,916
17,352	Mercury Systems Inc.*	881,829
3,763	Momentus Inc.*	4,064
1,217	Moog Inc., Class A Shares	105,915
183	National Presto Industries Inc.	12,649
809	Park Aerospace Corp.	10,703
1,490	Parsons Corp.*	73,755
9,213	Rocket Lab USA Inc.*	38,602
13,771	Spirit AeroSystems Holdings Inc., Class A Shares	360,938
8,941	Textron Inc.	638,209
3,091	TransDigm Group Inc.	1,942,693
2,488	Triumph Group Inc.*	28,488
565	V2X Inc.*	22,832
9,720	Virgin Galactic Holdings Inc.*(a)	49,475
2,485	Woodward Inc.	238,063

	Total Aerospace & Defense	11,996,397

Air Freight & Logistics - 0.1%
2,450	Air Transport Services Group Inc.*	68,698
1,171	Atlas Air Worldwide Holdings Inc.*	118,002
1,155	Forward Air Corp.	129,787
4,562	GXO Logistics Inc.*	213,775
1,411	Hub Group Inc., Class A Shares*	118,736
1,467	Radiant Logistics Inc.*	7,834

	Total Air Freight & Logistics	656,832

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 19.3% - (continued)
Airlines - 0.2%
5,213	Alaska Air Group Inc.*	$247,305
621	Allegiant Travel Co.*	51,301
27,635	American Airlines Group Inc.*	398,773
2,589	Blade Air Mobility Inc.*	12,738
1,270	Copa Holdings SA, Class A Shares*	111,290
1,711	Frontier Group Holdings Inc.*	22,311
2,057	Hawaiian Holdings Inc.*	28,592
13,728	JetBlue Airways Corp.*	109,275
10,499	Joby Aviation Inc.*(a)	43,256
1,945	SkyWest Inc.*	35,885
4,556	Spirit Airlines Inc.*	98,911
1,269	Sun Country Airlines Holdings Inc.*	25,634
7,655	Wheels Up Experience Inc.*	9,798

	Total Airlines	1,195,069

Building Products - 1.6%
6,202	AAON Inc.	491,570
13,014	Advanced Drainage Systems Inc.	1,265,742
3,669	Allegion PLC	416,982
665	American Woodmark Corp.*	36,043
5,441	AO Smith Corp.	330,486
1,101	Apogee Enterprises Inc.	53,123
1,956	Armstrong World Industries Inc.	149,458
32,540	AZEK Co., Inc. (The), Class A Shares*	629,324
6,494	Builders FirstSource Inc.*	415,161
897	Caesarstone Ltd.	5,624
6,861	Carlisle Cos., Inc.	1,805,198
625	CSW Industrials Inc.	75,594
5,537	Fortune Brands Home & Security Inc.	361,787
1,387	Gibraltar Industries Inc.*	70,196
1,980	Griffon Corp.	69,914
2,898	Hayward Holdings Inc.*	27,676
781	Insteel Industries Inc.	23,032
3,482	Janus International Group Inc.*	38,128
3,835	JELD-WEN Holding Inc.*	39,654
1,347	Lennox International Inc.	350,799
958	Masonite International Corp.*	72,109
4,119	Owens Corning	365,932
2,482	PGT Innovations Inc.*	49,119
1,220	Quanex Building Products Corp.	28,999
73,605	Resideo Technologies Inc.*	1,192,401
1,837	Simpson Manufacturing Co., Inc.	170,933
4,738	Trex Co., Inc.*	217,427
2,482	UFP Industries Inc.	203,176
5,200	View Inc.*	7,280
5,215	Zurn Elkay Water Solutions Corp.	126,255

	Total Building Products	9,089,122

Commercial Services & Supplies - 1.7%
2,895	ABM Industries Inc.	136,586
4,687	ACCO Brands Corp.	26,107
4,913	ACV Auctions Inc., Class A Shares*	43,431
933	Aris Water Solution Inc., Class A Shares	14,760
1,957	Brady Corp., Class A Shares	93,740
2,030	BrightView Holdings Inc.*	13,987
1,992	Brink’s Co. (The)	119,022
8,010	Casella Waste Systems Inc., Class A Shares*	689,581
692	Cimpress PLC*	20,476
9,305	Clean Harbors Inc.*	1,116,600
4,868	CoreCivic Inc.*	64,647
1,668	Deluxe Corp.	32,259
2,480	Driven Brands Holdings Inc.*	75,417

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 19.3% - (continued)
Commercial Services & Supplies - 1.7% - (continued)
1,039	Ennis Inc.	$24,136
2,849	GEO Group Inc. (The)*	33,675
128,174	Harsco Corp.*	958,741
3,189	Healthcare Services Group Inc.	44,486
534	Heritage-Crystal Clean Inc.*	16,874
1,847	HNI Corp.	53,563
5,637	IAA Inc.*	210,655
2,175	Interface Inc., Class A Shares	23,555
55,646	KAR Auction Services Inc.*	764,576
1,285	Kimball International Inc., Class B Shares	9,201
5,571	Li-Cycle Holdings Corp.*	35,487
25,727	Matthews International Corp., Class A Shares	814,517
3,204	MillerKnoll Inc.	65,330
1,144	Montrose Environmental Group Inc.*	52,807
1,542	MSA Safety Inc.	217,437
157	NL Industries Inc.	1,068
4,876	Pitney Bowes Inc.	18,626
2,084	Quad/Graphics Inc.*	7,711
1,034	SP Plus Corp.*	36,076
3,699	Steelcase Inc., Class A Shares	29,333
20,256	Stericycle Inc.*	1,055,945
2,262	Tetra Tech Inc.	349,683
631	UniFirst Corp.	122,263
893	Viad Corp.*	26,442
375	VSE Corp.	18,390
13,054	Waste Connections Inc.	1,886,303

	Total Commercial Services & Supplies	9,323,493

Construction & Engineering - 2.0%
5,567	AECOM	473,195
1,413	Ameresco Inc., Class A Shares*	92,580
8,615	API Group Corp.*	165,580
3,695	Arcosa Inc.	225,765
520	Argan Inc.	19,734
1,480	Comfort Systems USA Inc.	187,605
1,176	Concrete Pumping Holdings Inc.*	8,303
1,648	Construction Partners Inc., Class A Shares*	47,133
18,490	Dycom Industries Inc.*	1,685,179
2,057	EMCOR Group Inc.	318,629
6,084	Fluor Corp.*	204,483
2,014	Granite Construction Inc.	72,544
2,542	Great Lakes Dredge & Dock Corp.*	18,607
303	IES Holdings Inc.*	10,247
2,623	MasTec Inc.*	238,247
8,661	MDU Resources Group Inc.	272,735
710	MYR Group Inc.*	67,826
394	Northwest Pipe Co.*	14,759
553	NV5 Global Inc.*	79,914
2,330	Primoris Services Corp.	49,746
6,033	Quanta Services Inc.	904,226
1,268	Sterling Infrastructure Inc.*	41,527
1,364	Tutor Perini Corp.*	9,753
2,872	Valmont Industries Inc.	972,632
96,935	WillScot Mobile Mini Holdings Corp.*	4,673,236

	Total Construction & Engineering	10,854,185

Electrical Equipment - 1.6%
1,395	Acuity Brands Inc.	262,665
459	Allied Motion Technologies Inc.	16,267
6,292	Array Technologies Inc.*	131,754
9,540	Atkore Inc.*	1,165,311
13,512	AZZ Inc.	562,505

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 19.3% - (continued)
Electrical Equipment - 1.6% - (continued)
118,902	Babcock & Wilcox Enterprises Inc.*	$542,193
1,578	Blink Charging Co.*(a)	21,903
30,792	Bloom Energy Corp., Class A Shares*	655,562
10,419	ChargePoint Holdings Inc.*	129,404
9,550	Encore Wire Corp.	1,395,350
2,690	Energy Vault Holdings Inc.*	10,061
1,745	EnerSys	131,887
4,544	Enovix Corp.*	59,299
3,957	ESS Tech Inc.*	12,742
1,550	Fluence Energy Inc., Class A Shares*	26,629
1,932	FTC Solar Inc.*	4,096
17,611	FuelCell Energy Inc.*	60,934
8,080	GrafTech International Ltd.	43,632
2,978	Heliogen Inc.*	3,395
2,282	Hubbell Inc., Class B Shares	579,765
1,571	NuScale Power Corp.*	17,124
7,015	nVent Electric PLC	280,670
22,093	Plug Power Inc.*(a)	352,604
332	Powell Industries Inc.	8,738
128	Preformed Line Products Co.	12,075
2,863	Regal Rexnord Corp.	375,368
23,556	Sensata Technologies Holding PLC	1,062,376
4,839	Shoals Technologies Group Inc., Class A Shares*	140,186
6,163	Stem Inc.*	80,550
3,372	SunPower Corp., Class A Shares*	81,771
8,804	Sunrun Inc.*	286,834
1,189	Thermon Group Holdings Inc.*	24,149
1,329	TPI Composites Inc.*	16,054
12,970	Vertiv Holdings Co., Class A Shares	179,634
881	Vicor Corp.*	47,565

	Total Electrical Equipment	8,781,052

Industrial Conglomerates - 0.5%
21,374	3M Co.	2,692,483
1,087	Brookfield Business Corp., Class A Shares	24,109

	Total Industrial Conglomerates	2,716,592

Machinery - 3.9%
2,619	AGCO Corp.	347,594
407	Alamo Group Inc.	61,254
15,127	Albany International Corp., Class A Shares	1,533,424
4,121	Allison Transmission Holdings Inc.	184,621
23,724	Altra Industrial Motion Corp.	1,390,701
1,026	Astec Industries Inc.	45,390
25,888	Barnes Group Inc.	1,102,570
2,891	Berkshire Grey Inc.*	2,744
679	Blue Bird Corp.*	8,019
1,560	Chart Industries Inc.*	223,064
615	CIRCOR International Inc.*	16,943
1,267	Columbus McKinnon Corp.	40,835
1,979	Crane Holdings Co.	209,655
11,410	Desktop Metal Inc., Class A Shares*(a)	23,391
5,228	Donaldson Co., Inc.	318,490
929	Douglas Dynamics Inc.	36,157
2,433	Energy Recovery Inc.*	56,397
20,024	Enerpac Tool Group Corp., Class A Shares	501,401
870	EnPro Industries Inc.	103,356
2,110	Esab Corp.	99,887
1,091	ESCO Technologies Inc.	102,565
4,900	Evoqua Water Technologies Corp.*	213,101
2,543	Federal Signal Corp.	123,564
20,704	Flowserve Corp.	649,278

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 19.3% - (continued)
Machinery - 3.9% - (continued)
1,931	Franklin Electric Co., Inc.	$160,852
4,571	Gates Industrial Corp. PLC*	53,115
1,007	Gorman-Rupp Co. (The)	27,874
17,040	Graco Inc.	1,192,289
1,374	Greenbrier Cos., Inc. (The)	52,748
1,433	Helios Technologies Inc.	75,576
3,027	Hillenbrand Inc.	151,350
5,415	Hillman Solutions Corp.*	43,103
1,372	Hydrofarm Holdings Group Inc.*	3,444
4,856	Hyliion Holdings Corp.*	14,665
331	Hyster-Yale Materials Handling Inc.	9,692
4,055	Hyzon Motors Inc.*	6,569
4,661	IDEX Corp.	1,106,941
16,889	ITT Inc.	1,427,458
1,365	John Bean Technologies Corp.	125,389
474	Kadant Inc.	91,501
3,419	Kennametal Inc.	90,330
97,173	Knorr-Bremse AG, ADR	1,376,941
1,771	Lightning eMotors Inc.*	1,208
9,131	Lincoln Electric Holdings Inc.	1,350,292
1,477	Lindsay Corp.	260,676
984	Luxfer Holdings PLC ,ADR	14,425
1,593	Manitowoc Co., Inc. (The)*	15,643
57,452	Markforged Holding Corp.*	65,495
7,794	Microvast Holdings Inc.*(a)	17,069
2,263	Middleby Corp. (The)*	326,302
610	Miller Industries Inc.	16,830
2,334	Mueller Industries Inc.	160,509
141,665	Mueller Water Products Inc., Class A Shares	1,651,814
14,256	Nikola Corp.*(a)	37,351
2,456	Nordson Corp.	580,820
108	Omega Flex Inc.	10,380
2,763	Oshkosh Corp.	254,389
6,952	Pentair PLC	318,193
9,398	Proterra Inc.*	52,065
1,246	Proto Labs Inc.*	33,044
1,200	RBC Bearings Inc.*	284,364
1,510	REV Group Inc.	20,974
3,850	Sarcos Technology & Robotics Corp.*	4,485
1,310	Shyft Group Inc. (The)	32,134
2,249	Snap-on Inc.	541,109
1,839	SPX Technologies Inc.*	123,029
481	Standex International Corp.	50,529
837	Tennant Co.	53,175
2,912	Terex Corp.	133,690
2,614	Timken Co. (The)	198,612
1,948	Titan International Inc.*	27,915
4,453	Toro Co. (The)	494,239
3,585	Trinity Industries Inc.	109,809
5,590	Twin Disc Inc.*	59,645
2,325	Velo3D Inc.*	4,720
2,346	Wabash National Corp.	58,814
1,155	Watts Water Technologies Inc., Class A Shares	183,010
4,637	Westinghouse Air Brake Technologies Corp.	468,754

	Total Machinery	21,419,750

Marine - 0.1%
2,360	Costamare Inc.	22,750
557	Eagle Bulk Shipping Inc.	28,658
1,545	Eneti Inc.	14,152
1,687	Genco Shipping & Trading Ltd.	25,018

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 19.3% - (continued)
Marine - 0.1% - (continued)
4,986	Golden Ocean Group Ltd.	$42,082
2,563	Kirby Corp.*	178,872
1,691	Matson Inc.	107,818
2,124	Safe Bulkers Inc.	6,054

	Total Marine	425,404

Professional Services - 2.7%
14,586	Alight Inc., Class A Shares*	125,877
16,637	ASGN Inc.*	1,507,312
504	Atlas Technical Consultants Inc.*	2,727
269	Barrett Business Services Inc.	26,451
5,557	Booz Allen Hamilton Holding Corp., Class A Shares	591,265
986	CACI International Inc., Class A Shares*	307,928
2,038	CBIZ Inc.*	101,187
19,707	Clarivate PLC*	192,931
20,159	CoStar Group Inc.*	1,633,685
256	CRA International Inc.	31,555
10,945	Dun & Bradstreet Holdings Inc.	147,320
2,176	Exponent Inc.	225,020
2,569	First Advantage Corp.*	34,168
386	Forrester Research Inc.*	13,579
463	Franklin Covey Co.*	24,057
11,374	FTI Consulting Inc.*	1,965,655
791	Heidrick & Struggles International Inc.	23,493
1,087	HireRight Holdings Corp.*	13,772
20,331	Huron Consulting Group Inc.*	1,582,972
785	ICF International Inc.	85,070
1,542	Insperity Inc.	182,804
5,889	Jacobs Solutions Inc.	745,194
64,282	KBR Inc.	3,321,451
1,238	Kelly Services Inc., Class A Shares	21,034
910	Kforce Inc.	53,754
2,313	Korn Ferry	131,910
3,876	Legalzoom.com Inc.*	34,303
2,247	ManpowerGroup Inc.	196,657
6,673	Planet Labs PBC*	36,101
472	Red Violet Inc.*	10,762
1,137	Resources Connection Inc.	21,944
4,571	Robert Half International Inc.	360,103
2,395	Science Applications International Corp.	263,713
3,728	Skillsoft Corp.*	7,158
7,419	Spire Global Inc.*	9,348
1,196	Sterling Check Corp.*	17,390
1,616	TriNet Group Inc.*	117,111
1,401	TrueBlue Inc.*	30,234
4,938	Upwork Inc.*	60,490
4,697	Verisk Analytics Inc., Class A Shares	862,886
374	Willdan Group Inc.*	6,560

	Total Professional Services	15,126,931

Road & Rail - 1.2%
386	AMERCO	24,434
3,474	AMERCO-Non Voting*	219,453
1,015	ArcBest Corp.	84,011
1,259	Avis Budget Group Inc.*	281,512
479	Covenant Logistics Group Inc., Class A Shares	18,389
1,348	Daseke Inc.*	7,859
2,081	Heartland Express Inc.	34,836
8,710	Hertz Global Holdings Inc.*	149,812
20,318	Knight-Swift Transportation Holdings Inc., Class A Shares	1,126,227
1,537	Landstar System Inc.	265,870
13,283	Lyft Inc., Class A Shares*	149,035

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 19.3% - (continued)
Road & Rail - 1.2% - (continued)
2,623	Marten Transport Ltd.	$55,896
4,927	Old Dominion Freight Line Inc.	1,490,959
234	PAM Transportation Services Inc.*	6,559
4,400	RXO Inc.*	83,600
2,081	Ryder System Inc.	194,553
6,632	Saia Inc.*	1,615,489
2,431	Schneider National Inc., Class B Shares	62,623
6,050	TuSimple Holdings Inc., Class A Shares*	13,612
346	Universal Logistics Holdings Inc.	13,138
10,889	Werner Enterprises Inc.	478,898
4,400	XPO Logistics Inc.*	169,928

	Total Road & Rail	6,546,693

Trading Companies & Distributors - 1.5%
45,383	AerCap Holdings NV*	2,786,516
4,406	Air Lease Corp., Class A Shares	170,160
713	Alta Equipment Group Inc.	8,585
1,643	Applied Industrial Technologies Inc.	217,681
2,190	Beacon Roofing Supply Inc.*	127,874
407	BlueLinx Holdings Inc.*	28,246
1,674	Boise Cascade Co.	123,943
2,991	Core & Main Inc., Class A Shares*	62,213
2,528	Custom Truck One Source Inc.*	17,292
197	Distribution Solutions Group Inc.*	6,984
646	DXP Enterprises Inc.*	16,686
29,820	Fastenal Co.	1,536,028
1,521	GATX Corp.	171,493
459	Global Industrial Co.	11,296
1,754	GMS Inc.*	86,121
1,256	H&E Equipment Services Inc.	52,664
1,078	Herc Holdings Inc.	138,167
1,643	Hudson Technologies Inc.*	18,549
144	Karat Packaging Inc.	1,990
996	McGrath RentCorp	97,728
3,414	MRC Global Inc.*	40,149
1,939	MSC Industrial Direct Co., Inc., Class A Shares	166,424
4,684	NOW Inc.*	58,456
1,796	Rush Enterprises Inc., Class A Shares	92,548
288	Rush Enterprises Inc., Class B Shares	15,261
8,439	SiteOne Landscape Supply Inc.*	1,059,348
2,032	Textainer Group Holdings Ltd.	61,935
906	Titan Machinery Inc.*	39,891
281	Transcat Inc.*	22,488
2,689	Triton International Ltd.	181,427
6,860	Univar Solutions Inc.*	227,272
605	Veritiv Corp.	81,397
1,412	Watsco Inc.	379,800
1,907	WESCO International Inc.*	245,850

	Total Trading Companies & Distributors	8,352,462

	TOTAL INDUSTRIALS	106,483,982

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.6%
2,885	ADTRAN Holdings Inc.	58,479
274	Aviat Networks Inc.*	8,620
62,697	CalAmp Corp.*	226,336
2,451	Calix Inc.*	174,756
368	Cambium Networks Corp.*	7,835
1,434	Casa Systems Inc.*	3,929
49,149	Ciena Corp.*	2,209,739
486	Clearfield Inc.*	63,967
8,900	CommScope Holding Co., Inc.*	79,032

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.5% - (continued)
Communications Equipment - 1.6% - (continued)
1,241	Comtech Telecommunications Corp.	$14,482
1,549	Digi International Inc.*	65,786
734	DZS Inc.*	8,676
38,772	EMCORE Corp.*	55,056
5,384	Extreme Networks Inc.*	112,903
6,769	F5 Inc.*	1,046,555
3,949	Harmonic Inc.*	60,578
132,516	Infinera Corp.*(a)	894,483
3,004	Inseego Corp.*	3,815
13,654	Juniper Networks Inc.	453,859
2,883	Lumentum Holdings Inc.*	158,392
1,298	NETGEAR Inc.*	25,610
2,924	NetScout Systems Inc.*	109,007
1,581	Ondas Holdings Inc.*	4,095
17,972	Radware Ltd.*	370,762
265,409	Ribbon Communications Inc.*	671,485
32,323	ViaSat Inc.*	1,101,891
58,063	Viavi Solutions Inc.*	657,854

	Total Communications Equipment	8,647,982

Electronic Equipment, Instruments & Components - 2.6%
742	908 Devices Inc.*	7,939
16,175	Advanced Energy Industries Inc.	1,498,452
3,973	Aeva Technologies Inc.*	6,675
1,778	Akoustis Technologies Inc.*	6,756
17,616	Amphenol Corp., Class A Shares	1,416,855
3,752	Arlo Technologies Inc.*	14,333
2,719	Arrow Electronics Inc.*	295,664
4,003	Avnet Inc.	180,815
1,246	Badger Meter Inc.	144,312
20,420	Belden Inc.	1,642,585
1,432	Benchmark Electronics Inc.	41,342
2,850	Cepton Inc.*	3,876
7,340	Cognex Corp.	365,385
12,192	Coherent Corp.*	447,081
1,466	CTS Corp.	62,305
1,098	ePlus Inc.*	54,527
3,860	Evolv Technologies Holdings Inc.*	13,471
1,571	Fabrinet*	209,587
684	FARO Technologies Inc.*	20,465
772	Focus Universal Inc.*	8,484
710	Identiv Inc.*	5,928
47,821	Innoviz Technologies Ltd.*(a)	256,799
1,376	Insight Enterprises Inc.*	142,980
6,187	IPG Photonics Corp.*	563,203
32,794	Itron Inc.*	1,743,985
5,680	Jabil Inc.	410,039
906	Kimball Electronics Inc.*	20,920
52,849	Knowles Corp.*	824,444
4,756	Lightwave Logic Inc.*	37,715
1,011	Littelfuse Inc.	249,211
1,619	Methode Electronics Inc.	73,956
7,455	MicroVision Inc.*(a)	22,589
6,032	Mirion Technologies Inc.*	38,484
1,304	Napco Security Technologies Inc.*	34,400
5,618	National Instruments Corp.	230,450
16,368	nLight Inc.*	177,756
1,477	Novanta Inc.*	232,997
6,556	OSI Systems Inc.*	580,075
5,150	Ouster Inc.*	6,077
1,140	PAR Technology Corp.*	27,782

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.5% - (continued)
Electronic Equipment, Instruments & Components - 2.6% - (continued)
556	PC Connection Inc.*	$30,886
1,152	Plexus Corp.*	126,973
2,430	Rogers Corp.*	264,967
2,433	Sanmina Corp.*	160,797
977	ScanSource Inc.*	29,173
5,277	SmartRent Inc., Class A Shares*(a)	12,823
1,839	TD SYNNEX Corp.	188,130
3,271	Teledyne Technologies Inc.*	1,374,147
4,102	TTM Technologies Inc.*	65,919
11,385	Velodyne Lidar Inc.*	11,209
5,674	Vishay Intertechnology Inc.	130,729
436	Vishay Precision Group Inc.*	17,689
6,809	Vontier Corp.	133,661

	Total Electronic Equipment, Instruments & Components	14,667,802

IT Services - 2.8%
7,647	Affirm Holdings Inc., Class A Shares*(a)	106,446
5,151	Amdocs Ltd.	457,718
6,185	AvidXchange Holdings Inc.*	53,315
2,809	BigCommerce Holdings Inc.*	24,270
1,407	Brightcove Inc.*	7,781
2,077	Cantaloupe Inc.*	7,540
515	Cass Information Systems Inc.	22,392
1,973	Cerberus Cyber Sentinel Corp.*	6,057
1,837	Concentrix Corp.	224,812
222,864	Conduent Inc.*	900,371
9,734	Core Scientific Inc.*	1,298
1,389	CSG Systems International Inc.	85,896
1,574	Cyxtera Technologies Inc.*	3,085
2,983	DigitalOcean Holdings Inc.*	88,983
9,784	DXC Technology Co.*	290,291
4,565	Edgio Inc.*	6,574
8,603	Endava PLC, ADR*	659,936
10,584	Euronet Worldwide Inc.*	983,783
2,750	EVERTEC Inc.	92,867
2,201	Evo Payments Inc., Class A Shares*	74,196
1,368	ExlService Holdings Inc.*	256,090
4,766	Fastly Inc., Class A Shares*	46,040
41,921	Flywire Corp.*	909,266
4,467	Gartner Inc.*	1,565,103
7,669	Genpact Ltd.	353,618
1,697	Globant SA*	317,984
2,280	Grid Dynamics Holdings Inc.*	29,047
1,227	Hackett Group Inc. (The)	28,344
970	I3 Verticals Inc., Class A Shares*	25,501
220	IBEX Holdings Ltd.*	5,678
1,768	Information Services Group Inc.	9,476
1,302	International Money Express Inc.*	28,279
3,067	Jack Henry & Associates Inc.	580,736
65,029	Kyndryl Holdings Inc.*	761,490
18,697	Marqeta Inc., Class A Shares*	125,083
2,543	Maximus Inc.	178,773
3,863	MoneyGram International Inc.*	42,184
2,197	Okta Inc., Class A Shares*	117,144
3,933	Paya Holdings Inc.*	36,616
9,488	Payoneer Global Inc.*	51,235
15,021	Paysafe Ltd.*	21,330
1,439	Perficient Inc.*	102,241
864	PFSweb Inc.*	9,651
482	Priority Technology Holdings Inc.*	2,873
1,997	Rackspace Technology Inc.*	9,745

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.5% - (continued)
IT Services - 2.8% - (continued)
4,219	Remitly Global Inc.*	$44,131
3,807	Repay Holdings Corp., Class A Shares*	33,730
13,750	Sabre Corp.*	84,012
25,497	Shift4 Payments Inc., Class A Shares*	1,181,531
1,335	Squarespace Inc., Class A Shares*	27,354
12,090	StoneCo Ltd., Class A Shares*	141,211
6,143	Switch Inc., Class A Shares	210,398
3,619	Thoughtworks Holding Inc.*	33,005
10,614	Toast Inc., Class A Shares*	194,873
793	TTEC Holdings Inc.	38,024
342	Tucows Inc., Class A Shares*	10,499
90,516	Unisys Corp.*	389,219
6,063	Verra Mobility Corp., Class A Shares*	96,099
16,396	Western Union Co. (The)	240,365
2,623	WEX Inc.*	443,654
7,223	Wix.com Ltd.*	653,609
21,655	WNS Holdings Ltd., ADR*	1,825,950

	Total IT Services	15,358,802

Semiconductors & Semiconductor Equipment - 2.6%
2,071	ACM Research Inc., Class A Shares*	18,763
2,910	Allegro MicroSystems Inc.*	90,617
906	Alpha & Omega Semiconductor Ltd.*	31,782
1,531	Ambarella Inc.*	113,600
4,429	Amkor Technology Inc.	124,101
4,953	Applied Materials Inc.	542,849
785	Atomera Inc.*	6,696
1,358	Axcelis Technologies Inc.*	108,450
1,631	AXT Inc.*	8,661
9,417	CEVA Inc.*	255,860
2,375	Cirrus Logic Inc.*	177,436
2,014	Cohu Inc.*	72,141
4,489	Credo Technology Group Holding Ltd.*	62,532
1,843	Diodes Inc.*	169,980
7,517	Entegris Inc.	580,989
4,529	First Solar Inc.*	781,388
3,221	FormFactor Inc.*	74,308
1,190	Ichor Holdings Ltd.*	35,438
903	Impinj Inc.*	115,178
4,550	indie Semiconductor Inc., Class A Shares*	37,355
2,441	Kulicke & Soffa Industries Inc.	117,046
361	Lam Research Corp.	170,529
15,912	Lattice Semiconductor Corp.*	1,158,871
50,830	MACOM Technology Solutions Holdings Inc.*	3,491,513
3,073	MaxLinear Inc., Class A Shares*	112,472
2,471	MKS Instruments Inc.	207,218
2,049	Onto Innovation Inc.*	163,818
1,170	PDF Solutions Inc.*	36,703
2,583	Photronics Inc.*	48,560
2,417	Power Integrations Inc.	194,520
60,758	Rambus Inc.*	2,331,892
2,232	Rigetti Computing Inc.*	2,902
5,083	Rockley Photonics Holdings Ltd.*(a)	1,067
2,665	Semtech Corp.*	81,922
1,431	Silicon Laboratories Inc.*	208,125
5,613	SiTime Corp.*	591,947
316	SkyWater Technology Inc.*	3,119
1,972	SMART Global Holdings Inc.*	33,346
1,649	Synaptics Inc.*	174,745
1,545	Transphorm Inc.*	8,884
2,041	Ultra Clean Holdings Inc.*	72,721

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.5% - (continued)
Semiconductors & Semiconductor Equipment - 2.6% - (continued)
1,821	Universal Display Corp.	$205,081
57,395	Veeco Instruments Inc.*	1,141,013
4,913	Wolfspeed Inc.*	446,690

	Total Semiconductors & Semiconductor Equipment	14,412,828

Software - 5.6%
4,737	8x8 Inc.*	20,274
2,659	A10 Networks Inc.	49,750
38,797	ACI Worldwide Inc.*	810,857
82,248	Adeia Inc.	908,840
831	Agilysys Inc.*	55,178
2,060	Alarm.com Holdings Inc.*	102,794
1,757	Alkami Technology Inc.*	22,086
2,265	Altair Engineering Inc., Class A Shares*	111,144
2,462	Alteryx Inc., Class A Shares*	110,421
1,520	American Software Inc., Class A Shares	22,511
2,380	Amplitude Inc., Class A Shares*	34,082
7,264	ANSYS Inc.*	1,847,235
826	Appfolio Inc., Class A Shares*	94,238
1,715	Appian Corp., Class A Shares*	65,221
9,303	AppLovin Corp., Class A Shares*	134,056
476	Arteris Inc.*	2,356
2,990	Asana Inc., Class A Shares*	54,298
3,960	Aspen Technology Inc.*	912,780
3,936	Atlassian Corp., Class A Shares*	517,781
3,677	Avaya Holdings Corp.*	3,552
5,767	AvePoint Inc.*	27,220
1,035	Benefitfocus Inc.*	10,733
7,102	Bentley Systems Inc., Class B Shares	281,310
4,153	Bill.com Holdings Inc.*	500,104
6,591	Black Knight Inc.*	408,576
1,984	Blackbaud Inc.*	117,592
15,028	Blackline Inc.*	1,017,245
8,091	Blend Labs Inc., Class A Shares*	10,680
62,889	Box Inc., Class A Shares*	1,726,303
4,171	BTRS Holdings Inc., Class 1 Shares*	39,499
2,882	C3.ai Inc., Class A Shares*	37,495
7,647	CCC Intelligent Solutions Holdings Inc.*	70,352
12,219	Cerence Inc.*	250,612
5,821	Ceridian HCM Holding Inc.*	398,389
1,907	Cleanspark Inc.*	4,291
2,564	Clear Secure Inc., Class A Shares	79,689
72,319	Cognyte Software Ltd.*	213,341
1,932	CommVault Systems Inc.*	127,512
5,372	Confluent Inc., Class A Shares*	123,717
637	Consensus Cloud Solutions Inc.*	36,175
987	Couchbase Inc.*	13,423
11,115	Coupa Software Inc.*	702,913
5,757	Crowdstrike Holdings Inc., Class A Shares*	677,311
934	CS Disco Inc.*	7,304
1,967	Cvent Holding Corp., Class A Shares*	11,015
448	Digimarc Corp.*	9,981
4,207	Digital Turbine Inc.*	76,820
2,558	Dolby Laboratories Inc., Class A Shares	191,518
1,305	Domo Inc., Class B Shares*	18,662
2,751	DoubleVerify Holdings Inc., Class Rights Shares*	72,076
11,519	Dropbox Inc., Class A Shares*	271,388
3,313	Duck Creek Technologies Inc.*	37,073
27,584	Dynatrace Inc.*	1,068,880
8,162	E2open Parent Holdings Inc.*	48,074
1,155	Ebix Inc.	21,933

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.5% - (continued)
Software - 5.6% - (continued)
816	eGain Corp.*	$7,181
3,266	Elastic NV*	199,847
1,290	Enfusion Inc., Class A Shares*	12,320
1,508	EngageSmart Inc.*	25,591
1,579	Envestnet Inc.*	93,193
1,595	Everbridge Inc.*	52,061
1,280	EverCommerce Inc.*	8,538
1,048	Fair Isaac Corp.*	649,467
2,909	Five9 Inc.*	186,496
1,193	ForgeRock Inc., Class A Shares*	25,948
24,277	Gen Digital Inc.	557,400
23,004	Guidewire Software Inc.*	1,364,367
1,663	Informatica Inc., Class A Shares*	28,570
909	Instructure Holdings Inc.*	22,825
660	Intapp Inc.*	15,253
1,330	InterDigital Inc.	66,726
4,052	IronNet Inc.*	1,771
2,669	Jamf Holding Corp.*	56,796
3,235	KnowBe4 Inc., Class A Shares*	79,872
6,648	Latch Inc.*(a)	5,969
2,814	LivePerson Inc.*	33,036
2,876	LiveRamp Holdings Inc.*	63,157
2,662	Manhattan Associates Inc.*	335,252
4,768	Marathon Digital Holdings Inc.*(a)	30,134
9,476	Matterport Inc.*	29,849
971	MeridianLink Inc.*	14,254
401	MicroStrategy Inc., Class A Shares*(a)	79,434
1,693	Mitek Systems Inc.*	17,319
1,577	Model N Inc.*	61,314
5,318	Momentive Global Inc.*	42,172
2,866	N-able Inc.*	32,185
3,043	nCino Inc.*	79,483
33,896	NCR Corp.*	809,098
11,883	New Relic Inc.*	668,656
2,530	NextNav Inc.*	8,324
9,018	Nutanix Inc., Class A Shares*	254,849
3,956	Olo Inc., Class A Shares*	28,127
1,945	ON24 Inc.*	14,879
29,262	OneSpan Inc.*	367,823
3,533	PagerDuty Inc.*	78,574
1,929	Paycor HCM Inc.*	55,787
1,689	Paylocity Holding Corp.*	367,915
1,759	Pegasystems Inc.	63,764
1,759	PowerSchool Holdings Inc., Class A Shares*	35,901
2,921	Procore Technologies Inc.*	143,041
1,819	Progress Software Corp.	96,989
21,439	PROS Holdings Inc.*	510,677
4,484	PTC Inc.*	570,410
2,307	Q2 Holdings Inc.*	62,750
1,623	Qualys Inc.*	200,148
2,453	Rapid7 Inc.*	72,118
1,777	Rimini Street Inc.*	7,463
3,714	RingCentral Inc., Class A Shares*	137,641
5,926	Riot Blockchain Inc.*(a)	27,556
64,640	Samsara Inc., Class A Shares*(a)	616,019
1,437	Sapiens International Corp. NV	27,964
323	SecureWorks Corp., Class A Shares*	2,319
7,872	SentinelOne Inc., Class A Shares*	114,144
355	ShotSpotter Inc.*	11,903
36,055	Smartsheet Inc., Class A Shares*	1,108,331

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.5% - (continued)
Software - 5.6% - (continued)
2,410	SolarWinds Corp.*	$21,063
12,276	Sprout Social Inc., Class A Shares*	727,967
1,522	SPS Commerce Inc.*	216,520
4,644	Sumo Logic Inc.*	35,294
2,608	Telos Corp.*	10,693
18,197	Tenable Holdings Inc.*	694,762
4,395	Teradata Corp.*	150,089
1,813	Tyler Technologies Inc.*	621,388
15,868	UiPath Inc., Class A Shares*	197,874
1,012	Upland Software Inc.*	7,631
2,156	UserTesting Inc.*	15,998
15,000	Varonis Systems Inc., Class B Shares*	318,600
24,592	Verint Systems Inc.*	967,203
1,052	Veritone Inc.*(a)	7,091
490	Viant Technology Inc., Class A Shares*	1,872
1,088	Weave Communications Inc.*	4,287
3,329	WM Technology Inc.*	3,895
10,604	Workiva Inc., Class A Shares*	854,258
45,093	Xperi Inc.*	482,946
4,508	Yext Inc.*	24,028
5,343	Zeta Global Holdings Corp., Class A Shares*	44,774
4,721	Zuora Inc., Class A Shares*	36,257

	Total Software	30,774,100

Technology Hardware, Storage & Peripherals - 0.3%
5,759	3D Systems Corp.*	58,396
1,452	Avid Technology Inc.*	40,772
1,929	Corsair Gaming Inc.*(a)	32,542
45,631	Diebold Nixdorf Inc.*	98,107
1,829	Eastman Kodak Co.*	7,737
5,188	IonQ Inc.*(a)	26,770
12,030	Pure Storage Inc., Class A Shares*	351,156
371,693	Quantum Corp.*	472,050
46,722	Stratasys Ltd.*	655,510
1,932	Super Micro Computer Inc.*	174,324
602	Turtle Beach Corp.*	5,749
5,118	Xerox Holdings Corp.	83,474

	Total Technology Hardware, Storage & Peripherals	2,006,587

	TOTAL INFORMATION TECHNOLOGY	85,868,101

MATERIALS - 5.1%
Chemicals - 1.8%
1,071	AdvanSix Inc.	44,082
1,778	Albemarle Corp.	494,266
1,145	American Vanguard Corp.	26,335
7,597	Amyris Inc.*(a)	13,143
2,127	Ashland Inc.	237,947
1,017	Aspen Aerogels Inc.*	12,265
17,850	Avient Corp.	617,789
37,588	Axalta Coating Systems Ltd.*	1,008,862
1,364	Balchem Corp.	192,051
2,337	Cabot Corp.	172,050
339	Chase Corp.	32,205
6,633	Chemours Co. (The)	205,955
3,418	Danimer Scientific Inc.*(a)	9,092
2,829	Diversey Holdings Ltd.*	14,541
2,834	DuPont de Nemours Inc.	199,825
17,659	Ecolab Inc.	2,645,848
3,240	Ecovyst Inc.*	30,100
9,713	Element Solutions Inc.	189,986
1,005	FutureFuel Corp.	8,884
37,095	Ginkgo Bioworks Holdings Inc.*(a)	73,819

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.1% - (continued)
Chemicals - 1.8% - (continued)
837	Hawkins Inc.	$34,819
2,229	HB Fuller Co.	179,011
8,027	Huntsman Corp.	222,990
1,637	Ingevity Corp.*	128,128
1,043	Innospec Inc.	115,658
517	Intrepid Potash Inc.*	18,638
733	Koppers Holdings Inc.	21,836
772	Kronos Worldwide Inc.	7,110
6,854	Livent Corp.*	191,843
1,260	LSB Industries Inc.*	19,442
2,222	Mativ Holdings Inc.	46,151
1,365	Minerals Technologies Inc.	82,296
267	NewMarket Corp.	84,377
5,650	Olin Corp.	321,937
4,738	Origin Materials Inc.*	26,391
2,349	Orion Engineered Carbons SA	44,114
5,023	Perimeter Solutions SA*	54,449
4,534	PureCycle Technologies Inc.*	31,466
578	Quaker Chemical Corp.	113,745
2,153	Rayonier Advanced Materials Inc.*	16,664
5,430	RPM International Inc.	562,657
1,656	Scotts Miracle-Gro Co. (The)	92,620
1,749	Sensient Technologies Corp.	130,668
955	Stepan Co.	106,549
1,116	Tredegar Corp.	11,539
1,590	Trinseo PLC	39,194
60,327	Tronox Holdings PLC, Class A Shares	852,421
115	Valhi Inc.	2,560
7,607	Valvoline Inc.	250,879

	Total Chemicals	10,039,197

Construction Materials - 0.5%
1,606	Eagle Materials Inc.	218,962
26,332	Summit Materials Inc., Class A Shares*	797,596
78	United States Lime & Minerals Inc.	10,841
8,251	Vulcan Materials Co.	1,512,656

	Total Construction Materials	2,540,055

Containers & Packaging - 1.6%
19,207	AptarGroup Inc.	2,038,631
765	Ardagh Group SA, Class A Shares*(b)(c)	5,856
6,386	Ardagh Metal Packaging SA	28,545
11,217	Avery Dennison Corp.	2,168,583
5,361	Berry Global Group Inc.	314,155
21,819	Crown Holdings Inc.	1,793,740
839	Cryptdyde Inc.*	248
12,935	Graphic Packaging Holding Co.	297,246
1,135	Greif Inc., Class A Shares	79,802
197	Greif Inc., Class B Shares	14,803
1,658	Myers Industries Inc.	38,698
6,384	O-I Glass Inc.*	104,761
3,909	Packaging Corp. of America	531,194
1,500	Pactiv Evergreen Inc.	17,460
33,277	Ranpak Holdings Corp., Class A Shares*	180,029
6,171	Sealed Air Corp.	328,482
12,806	Silgan Holdings Inc.	677,437
4,112	Sonoco Products Co.	252,353
1,899	TriMas Corp.	51,938

	Total Containers & Packaging	8,923,961

Metals & Mining - 1.1%
1,518	5E Advanced Materials Inc.*	17,002
83,334	Alamos Gold Inc., Class A Shares	808,340

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.1% - (continued)
Metals & Mining - 1.1% - (continued)
7,589	Alcoa Corp.	$380,436
712	Alpha Metallurgical Resources Inc.	121,916
4,159	Arconic Corp.*	99,109
5,330	ATI Inc.*	162,618
2,078	Carpenter Technology Corp.	85,323
2,063	Century Aluminum Co.*	18,588
90,650	Cleveland-Cliffs Inc.*	1,403,262
12,530	Coeur Mining Inc.*	43,855
5,036	Commercial Metals Co.	247,872
1,419	Compass Minerals International Inc.	62,933
5,496	Constellium SE, Class A Shares*	68,425
2,810	Dakota Gold Corp.*	9,498
3,346	Ferroglobe Representation & Warranty Insurance Trust*#	–
429	Haynes International Inc.	21,433
22,789	Hecla Mining Co.	124,200
602	Ivanhoe Electric Inc.*	6,339
679	Kaiser Aluminum Corp.	61,382
848	Materion Corp.	68,315
3,762	MP Materials Corp.*	125,086
9,904	Novagold Resources Inc.*	57,146
372	Olympic Steel Inc.	13,053
727	Piedmont Lithium Inc.*(a)	41,919
1,064	PolyMet Mining Corp.*	3,192
945	Ramaco Resources Inc.	10,820
2,553	Reliance Steel & Aluminum Co.	539,423
2,751	Royal Gold Inc.	309,020
876	Ryerson Holding Corp.	25,833
1,119	Schnitzer Steel Industries Inc., Class A Shares	38,415
8,813	SSR Mining Inc.	133,605
7,387	Steel Dynamics Inc.	767,731
3,717	SunCoke Energy Inc.	31,446
1,964	TimkenSteel Corp.*	36,727
10,036	United States Steel Corp.	263,846
2,263	Warrior Met Coal Inc.	83,324
1,391	Worthington Industries Inc.	78,925

	Total Metals & Mining	6,370,357

Paper & Forest Products - 0.1%
787	Clearwater Paper Corp.*	30,716
1,591	Glatfelter Corp.	5,521
3,105	Louisiana-Pacific Corp.	198,099
1,860	Resolute Forest Products Inc.*	39,246
1,574	Sylvamo Corp.	85,138

	Total Paper & Forest Products	358,720

	TOTAL MATERIALS	28,232,290

REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.2%
3,372	Acadia Realty Trust	51,861
3,275	Agree Realty Corp.	229,086
3,186	Alexander & Baldwin Inc.	62,923
77	Alexander’s Inc.	18,806
36,628	American Assets Trust Inc.	1,072,834
12,934	American Homes 4 Rent, Class A Shares	427,727
11,418	Americold Realty Trust Inc.	340,827
6,556	Apartment Income REIT Corp.	249,456
6,404	Apartment Investment & Management Co., Class A Shares	53,666
9,146	Apple Hospitality REIT Inc.	156,031
3,215	Armada Hoffler Properties Inc.	39,062
1,453	Ashford Hospitality Trust Inc.*	9,459
145	Bluerock Homes Trust Inc.*	3,555
5,360	Boston Properties Inc.	386,349

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.2% - (continued)
3,087	Braemar Hotels & Resorts Inc.	$11,391
6,768	Brandywine Realty Trust	46,767
12,652	Brixmor Property Group Inc.	293,273
7,017	Broadstone Net Lease Inc., Class A Shares	119,078
474	BRT Apartments Corp.	9,779
4,408	Camden Property Trust	530,415
4,094	CareTrust REIT Inc.	81,061
1,175	CBL & Associates Properties Inc.	35,838
622	Centerspace	40,119
21,561	Chatham Lodging Trust*	288,271
1,956	City Office REIT Inc.	19,345
586	Clipper Realty Inc.	4,442
927	Community Healthcare Trust Inc.	32,686
4,760	Corporate Office Properties Trust	132,185
6,338	Cousins Properties Inc.	167,196
723	CTO Realty Growth Inc.(a)	15,161
9,410	CubeSmart	389,480
9,114	DiamondRock Hospitality Co.	85,763
10,606	Diversified Healthcare Trust	10,500
7,023	Douglas Emmett Inc.	121,638
4,056	Easterly Government Properties Inc., Class A Shares	64,247
1,751	EastGroup Properties Inc.	271,825
3,570	Elme Communities	70,543
5,720	Empire State Realty Trust Inc., Class A Shares	44,101
3,111	EPR Properties	129,449
65,299	Equity Commonwealth	1,768,950
7,531	Equity LifeStyle Properties Inc.	500,209
5,836	Essential Properties Realty Trust Inc.	135,454
2,031	Farmland Partners Inc.	26,972
3,385	Federal Realty Investment Trust	376,074
5,526	First Industrial Realty Trust Inc.	279,339
3,389	Four Corners Property Trust Inc.	91,977
3,441	Franklin Street Properties Corp.	10,048
10,363	Gaming and Leisure Properties Inc.	545,197
1,633	Getty Realty Corp.	53,922
1,504	Gladstone Commercial Corp.	28,561
1,495	Gladstone Land Corp.	30,707
2,614	Global Medical REIT Inc.	26,401
4,267	Global Net Lease Inc.	57,733
132,486	Healthcare Realty Trust Inc., Class A Shares	2,719,938
27,386	Healthpeak Properties Inc.	719,156
1,330	Hersha Hospitality Trust, Class A Shares	12,808
4,386	Highwoods Properties Inc.	130,703
30,086	Host Hotels & Resorts Inc.	569,829
5,915	Hudson Pacific Properties Inc.	68,377
9,511	Independence Realty Trust Inc.	172,339
182	Indus Realty Trust Inc.	11,648
2,489	Industrial Logistics Properties Trust	10,130
5,255	Innovative Industrial Properties Inc., Class A Shares	636,959
3,045	InvenTrust Properties Corp.	78,287
12,264	Iron Mountain Inc.	666,303
23,036	iStar Inc.	184,979
38,177	JBG SMITH Properties	786,828
4,951	Kilroy Realty Corp.	213,982
25,634	Kimco Realty Corp.	587,531
9,230	Kite Realty Group Trust	210,444
3,693	Lamar Advertising Co., Class A Shares	369,817
3,579	Life Storage Inc.	384,707
1,757	LTC Properties Inc.	69,033
12,009	LXP Industrial Trust	129,217

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.2% - (continued)
8,840	Macerich Co. (The)	$112,268
25,059	Medical Properties Trust Inc.	328,774
1,822	National Health Investors Inc.	102,506
7,488	National Retail Properties Inc.	347,144
3,649	National Storage Affiliates Trust	145,267
5,680	Necessity Retail REIT Inc.(The)	37,942
2,925	NETSTREIT Corp.	57,125
956	NexPoint Residential Trust Inc.	45,974
1,940	Office Properties Income Trust	29,663
9,931	Omega Healthcare Investors Inc.	300,711
539	One Liberty Properties Inc.	12,850
2,327	Orion Office REIT Inc.	21,618
6,031	Outfront Media Inc.	110,307
7,842	Paramount Group Inc.	51,130
9,510	Park Hotels & Resorts Inc.	122,013
5,302	Pebblebrook Hotel Trust	88,278
5,034	Phillips Edison & Co., Inc.	162,246
9,645	Physicians Realty Trust	144,000
5,257	Piedmont Office Realty Trust Inc., Class A Shares	54,725
1,414	Plymouth Industrial REIT Inc.	29,270
905	Postal Realty Trust Inc., Class A Shares	14,018
3,292	PotlatchDeltic Corp.	157,325
6,222	Rayonier Inc.	223,245
7,312	Regency Centers Corp.	485,736
5,136	Retail Opportunity Investments Corp.	78,324
7,281	Rexford Industrial Realty Inc.	402,566
26,038	RLJ Lodging Trust	315,581
3,540	RPT Realty	39,648
2,283	Ryman Hospitality Properties Inc.	208,963
9,533	Sabra Health Care REIT Inc.	123,071
2,638	Safehold Inc.	77,874
421	Saul Centers Inc.	18,145
3,298	SBA Communications Corp., Class A Shares	987,091
7,402	Service Properties Trust	58,106
8,573	SITE Centers Corp.	116,507
2,759	SL Green Realty Corp.	115,768
36,103	Spirit Realty Capital Inc.	1,495,386
20,178	STAG Industrial Inc.	664,058
10,833	STORE Capital Corp.	345,573
4,049	Summit Hotel Properties Inc.	34,619
30,785	Sunstone Hotel Investors Inc.	338,327
4,314	Tanger Factory Outlet Centers Inc.	83,907
3,116	Terreno Realty Corp.	182,722
33,329	UMH Properties Inc.	586,924
9,882	Uniti Group Inc.	75,301
455	Universal Health Realty Income Trust	23,883
5,050	Urban Edge Properties	79,437
1,056	Urstadt Biddle Properties Inc., Class A Shares	20,201
3,918	Veris Residential Inc.*	62,923
7,371	Vornado Realty Trust	186,413
1,631	Whitestone REIT, Class B Shares	15,870
5,038	Xenia Hotels & Resorts Inc.	77,686

	Total Equity Real Estate Investment Trusts (REITs)	28,779,763

Real Estate Management & Development - 0.7%
5,141	Anywhere Real Estate Inc.*	38,815
27,878	CBRE Group Inc., Class A Shares*	2,219,089
11,151	Compass Inc., Class A Shares*	33,342
6,523	Cushman & Wakefield PLC*	74,493
6,771	DigitalBridge Group Inc.	97,706
7,922	Doma Holdings Inc.*	3,129

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.9% - (continued)
Real Estate Management & Development - 0.7% - (continued)
2,639	Douglas Elliman Inc.	$10,873
3,121	eXp World Holdings Inc.(a)	40,791
669	Forestar Group Inc.*	9,921
253	FRP Holdings Inc.*	15,408
1,727	Howard Hughes Corp. (The)*	128,731
2,032	Jones Lang LaSalle Inc.*	341,721
5,159	Kennedy-Wilson Holdings Inc.	87,806
1,133	Marcus & Millichap Inc.	42,193
6,788	Newmark Group Inc., Class A Shares	57,562
18,932	Opendoor Technologies Inc.*	35,024
623	RE/MAX Holdings Inc., Class A Shares	12,958
4,159	Redfin Corp.*	22,292
525	RMR Group Inc. (The), Class A Shares	15,178
1,395	St Joe Co. (The)	53,610
298	Stratus Properties Inc.	7,241
1,245	Tejon Ranch Co.*	24,402
5,586	WeWork Inc., Class A Shares*	15,417
2,333	Zillow Group Inc., Class A Shares*	87,254
6,856	Zillow Group Inc., Class C Shares*	260,391

	Total Real Estate Management & Development	3,735,347

	TOTAL REAL ESTATE	32,515,110

UTILITIES - 3.1%
Electric Utilities - 0.8%
22,003	ALLETE Inc.	1,456,599
4,712	Hawaiian Electric Industries Inc.	193,569
2,167	IDACORP Inc.	239,518
1,576	MGE Energy Inc.	113,488
10,001	NRG Energy Inc.	424,542
8,562	OGE Energy Corp.	346,419
1,769	Otter Tail Corp.	105,485
4,823	Pinnacle West Capital Corp.	377,737
3,655	PNM Resources Inc.	179,095
21,177	Portland General Electric Co.	1,042,544
502	Via Renewables Inc., Class A Shares	3,243

	Total Electric Utilities	4,482,239

Gas Utilities - 0.3%
4,066	Brookfield Infrastructure Corp., Class A Shares	190,614
501	Chesapeake Utilities Corp.	59,985
3,706	National Fuel Gas Co.	245,448
4,124	New Jersey Resources Corp.	205,169
1,595	Northwest Natural Holding Co.	79,926
2,259	ONE Gas Inc.	196,420
5,198	South Jersey Industries Inc.	180,371
2,842	Southwest Gas Holdings Inc.	194,563
2,136	Spire Inc.	158,278
8,859	UGI Corp.	342,400

	Total Gas Utilities	1,853,174

Independent Power & Renewable Electricity Producers - 0.7%
1,832	Altus Power Inc., Class A Shares*(a)	13,099
5,466	Brookfield Renewable Corp., Class A Shares	178,246
1,443	Clearway Energy Inc., Class A Shares	47,504
3,537	Clearway Energy Inc., Class C Shares	125,351
2,632	Montauk Renewables Inc.*	31,768
19,166	Ormat Technologies Inc.(a)	1,733,181
4,158	Sunnova Energy International Inc.*	94,927
57,783	Vistra Corp.	1,405,861

	Total Independent Power & Renewable Electricity Producers	3,629,937

Multi-Utilities - 0.4%
23,655	Avista Corp.	976,478
2,705	Black Hills Corp.	193,759

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units			Security	Value
UTILITIES - 3.1% - (continued)
Multi-Utilities - 0.4% - (continued)
17,176			NiSource Inc.	$479,898
10,761			NorthWestern Corp.	628,550
701			Unitil Corp.	38,429

			Total Multi-Utilities	2,317,114

Water Utilities - 0.9%
1,545			American States Water Co.	151,394
4,643			American Water Works Co., Inc.	704,622
334			Artesian Resources Corp., Class A Shares	18,223
12,990			California Water Service Group	843,441
13,872			Essential Utilities Inc.	669,185
619			Global Water Resources Inc.	7,911
502			Middlesex Water Co.	46,912
7,057			Pennon Group PLC, ADR	156,454
734			Pure Cycle Corp.*	7,788
31,380			SJW Group	2,343,772
6,683			United Utilities Group PLC, ADR	165,738
626			York Water Co. (The)	28,602

			Total Water Utilities	5,144,042

			TOTAL UTILITIES	17,426,506

			TOTAL COMMON STOCKS (Cost - $431,476,707)	534,894,108

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Banks - 0.3%
12,575			US Bancorp, 4.000%(e)	225,218
73,387			US Bancorp, 4.679% (3-Month USD-LIBOR + 0.600%)(a)(e)(f)	1,428,111

			Total Banks	1,653,329

Insurance - 0.3%
39,699			MetLife Inc., 4.750%(e)	809,860
31,478			MetLife Inc., 5.625%(a)(e)	761,767

			Total Insurance	1,571,627

			TOTAL PREFERRED STOCKS (Cost - $3,541,446)	3,224,956

CLOSED END MUTUAL FUND SECURITIES - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
4,508			iShares® Core S&P Small-Capital ETF(a)	459,095
1,288			iShares® Russell 2000 ETF, Common Class Shares(a)	241,332
8,021			iShares® Russell Mid-Capital ETF, Common Class Shares	574,705

			TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $805,829)	1,275,132

Face Amount/Units†		Rating††
CORPORATE BONDS & NOTES - 0.1%
COMMUNICATION SERVICES - 0.1%
Communications Equipment - 0.1%
$ 702,000		NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(b)(g)	774,800

ENERGY - 0.0%@
Energy Equipment & Services - 0.0%@
20,000		D	ION Geophysical Corp., 8.000% due 12/15/25(h)	–

			TOTAL CORPORATE BONDS & NOTES (Cost - $702,009)	774,800

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $436,525,991)	540,168,996

SHORT-TERM INVESTMENTS (i) - 4.6%
MONEY MARKET FUND - 2.5%
13,627,793			Invesco STIT - Government & Agency Portfolio, 3.688%, Institutional Class(j) (Cost - $13,627,793)	13,627,793

TIME DEPOSITS - 2.1%
20,051			ANZ National Bank - London, 3.180% due 12/1/22	20,051
20,372	CAD		BBH - Grand Cayman, 2.570% due 12/1/22	15,143
2,347,472			Citibank - New York, 3.180% due 12/1/22	2,347,472
4,941,819			JPMorgan Chase & Co. - New York, 3.180% due 12/1/22	4,941,819
			Royal Bank of Canada - Toronto:
2,855	CAD		2.570% due 12/1/22	2,122
2,509,354			3.180% due 12/1/22	2,509,354
1,397,572			Skandinaviska Enskilda Banken AB - Stockholm, 3.180% due 12/1/22	1,397,572
593,704			Sumitomo Mitsui Banking Corp. - Tokyo, 3.180% due 12/1/22	593,704

			TOTAL TIME DEPOSITS (Cost - $11,827,237)	11,827,237

			TOTAL SHORT-TERM INVESTMENTS (Cost - $25,455,030)	25,455,030

			TOTAL INVESTMENTS - 102.4% (Cost - $461,981,021)	565,624,026

			Liabilities in Excess of Other Assets - (2.4)%	(13,098,999)

			TOTAL NET ASSETS - 100.0%	$552,525,027

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2022, amounts to $0 and represents 0.0% of net assets.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(g)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $774,800 and represents 0.1% of net assets.

(h)	Security is currently in default.
(i)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.1%.
(j)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2022, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$ 461,981,021	$ 151,804,608	$ (48,012,536)	$ 103,792,072

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	19.3%
Health Care	15.8
Information Technology	15.6
Financials	14.1
Consumer Discretionary	7.8
Real Estate	5.9
Materials	5.1
Consumer Staples	4.6
Energy	4.4
Utilities	3.2
Communication Services	2.1
Short-Term Investments	2.1

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At November 30, 2022, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index December Futures	19	12/22	$1,702,091	$1,793,125	$91,034
S&P MidCap 400 E-mini Index December Futures	3	12/22	715,907	773,940	58,033

					$149,067

At November 30, 2022, Small-Mid Cap Equity Fund had deposited cash of $146,996 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar
USD	—	United States Dollar

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.0%
Australia - 3.6%
114,749	Allkem Ltd.*	$1,079,792
4,829	Ampol Ltd.	93,993
23,973	APA Group	183,611
12,245	Aristocrat Leisure Ltd.	296,153
3,933	ASX Ltd.	190,035
37,399	Aurizon Holdings Ltd.	97,108
61,621	Australia & New Zealand Banking Group Ltd.	1,046,341
98,086	Bank of Queensland Ltd.	483,256
491,109	Beach Energy Ltd.	593,782
104,998	BHP Group Ltd.	3,274,521
10,333	BlueScope Steel Ltd.	124,525
29,149	Brambles Ltd.	238,533
42,450	Charter Hall Group, REIT	410,978
16,136	Cochlear Ltd.	2,380,043
27,148	Coles Group Ltd.	313,822
35,315	Commonwealth Bank of Australia	2,619,326
11,193	Computershare Ltd.	211,838
35,412	CSL Ltd.	7,274,885
104,009	CSR Ltd.	345,670
21,853	Dexus, REIT	120,849
87,112	Elders Ltd.	613,890
27,833	Endeavour Group Ltd.	132,701
34,407	Fortescue Metals Group Ltd.	457,946
35,339	Goodman Group, REIT	466,982
39,126	GPT Group (The), REIT	121,117
4,200	IDP Education Ltd.	86,636
14,126	IGO Ltd.	147,656
119,132	Iluka Resources Ltd.	838,699
212,558	Incitec Pivot Ltd.	586,553
50,429	Insurance Australia Group Ltd.	165,252
16,229	JB Hi-Fi Ltd.	501,575
15,894	Lendlease Corp., Ltd.	83,581
49,319	Lottery Corp., Ltd. (The)*	156,158
26,115	Macquarie Group Ltd.	3,230,712
55,955	Medibank Pvt Ltd.	112,001
3,661	Mineral Resources Ltd.	221,562
88,127	Mirvac Group, REIT	135,722
66,528	National Australia Bank Ltd.	1,439,225
18,088	Newcrest Mining Ltd.	246,779
266,100	Nine Entertainment Co. Holdings Ltd.	387,765
25,724	Northern Star Resources Ltd.	186,709
213,361	OceanaGold Corp.*	363,201
9,518	Orica Ltd.	96,648
35,784	Origin Energy Ltd.	194,114
52,584	Pilbara Minerals Ltd.*	166,322
19,358	Qantas Airways Ltd.*	83,506
30,017	QBE Insurance Group Ltd.	266,010
3,720	Ramsay Health Care Ltd.	166,205
1,247	REA Group Ltd.	106,913
4,386	Reece Ltd.	46,882
217,416	Region RE Ltd., REIT, Class Miscella Shares	412,846
36,419	Rio Tinto Ltd.	2,737,575
65,374	Santos Ltd.	329,136
105,457	Scentre Group, REIT	215,693
6,927	SEEK Ltd.	106,667
34,263	Seven Group Holdings Ltd.	495,278
9,260	Sonic Healthcare Ltd.	205,423

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.6% - (continued)
94,476	South32 Ltd.	$261,190
49,002	Stockland, REIT	128,044
26,115	Suncorp Group Ltd.	213,743
60,532	Super Retail Group Ltd.	461,636
67,444	Technology One Ltd.	637,023
85,314	Telstra Group Ltd.	230,469
63,936	Transurban Group	627,680
14,938	Treasury Wine Estates Ltd.	140,326
83,483	Vicinity Ltd., REIT	116,434
4,357	Washington H Soul Pattinson & Co., Ltd.	84,831
23,498	Wesfarmers Ltd.	784,754
72,084	Westpac Banking Corp.	1,175,593
2,942	WiseTech Global Ltd.	116,992
39,513	Woodside Energy Group Ltd.	997,013
25,209	Woolworths Group Ltd.	594,768

	Total Australia	44,261,197

Austria - 0.2%
74,124	Erste Group Bank AG	2,334,218
2,992	OMV AG	158,761
1,375	Verbund AG	124,848
2,335	Voestalpine AG	63,597

	Total Austria	2,681,424

Belgium - 0.8%
3,299	Ageas SA NV	133,140
85,680	Anheuser-Busch InBev SA/NV	5,036,701
538	D’ieteren Group	102,662
664	Elia Group SA/NV	94,638
2,065	Groupe Bruxelles Lambert NV	167,508
5,082	KBC Group NV	284,499
349	Sofina SA	76,423
1,504	Solvay SA	147,621
30,292	UCB SA	2,429,032
40,579	Umicore SA	1,473,961
3,216	Warehouses de Pauw CVA, REIT	86,265

	Total Belgium	10,032,450

Brazil - 0.1%
348,489	B3 SA - Brasil Bolsa Balcao	854,525

Canada - 3.3%
58,760	Alamos Gold Inc., Class A Shares	569,582
219,750	Alimentation Couche-Tard Inc.	10,010,244
44,982	ARC Resources Ltd.	668,084
21,481	ATS Corp.*	715,687
15,449	AutoCanada Inc.*(a)	309,267
12,854	Ballard Power Systems Inc.*	78,447
18,115	Boardwalk Real Estate Investment Trust, Class Trust Un Shares(a)	671,140
15,045	BRP Inc.	1,125,761
110,292	Canadian National Railway Co.	14,158,205
25,492	Canfor Corp.*	451,570
58,901	Celestica Inc.*	657,204
2,880	Colliers International Group Inc.	271,933
7,866	Descartes Systems Group Inc. (The)*	546,074
75,236	Dundee Precious Metals Inc.	355,137
56,650	Element Fleet Management Corp.	802,638
36,398	Finning International Inc.(a)	921,821
102,839	Headwater Exploration Inc.*(a)	495,370
13,261	Laurentian Bank of Canada	327,373
4,152	lululemon athletica Inc.*	1,579,047
8,671	Methanex Corp.	338,976
39,813	NuVista Energy Ltd.*	408,414
41,448	Parex Resources Inc.(a)	593,413
13,941	Stella-Jones Inc.	494,736

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 3.3% - (continued)
5	Tilray Brands Inc.*	$19
31,985	Toronto-Dominion Bank (The)	2,128,688
38,819	TransAlta Corp.(a)	362,436
70,441	Tricon Residential Inc.	603,743
18,889	Vermilion Energy Inc.	373,357
78,747	Whitecap Resources Inc.(a)	628,103

	Total Canada	40,646,469

Chile - 0.1%
95,084	Antofagasta PLC	1,633,050

China - 0.4%
87,740	Alibaba Group Holding Ltd., ADR*	957,480
3,414,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(b)	2,211,192
50,300	Tencent Holdings Ltd.	1,889,927

	Total China	5,058,599

Denmark - 3.0%
69	AP Moller - Maersk AS, Class A Shares	147,433
109	AP Moller - Maersk AS, Class B Shares	237,888
10,909	Bavarian Nordic AS*	364,132
2,040	Carlsberg AS, Class B Shares	256,392
60,138	Chr Hansen Holding AS	3,744,852
42,083	Coloplast AS, Class B Shares	4,987,736
14,014	Danske Bank AS	253,994
1,952	Demant AS*	55,876
3,901	DSV AS	618,051
1,336	Genmab AS*	616,435
22,342	ISS AS*	486,485
9,913	Jyske Bank AS, Class Registered Shares*	609,305
134,458	Novo Nordisk AS, Class B Shares	16,837,230
75,974	Novozymes AS, Class B Shares	4,438,001
4,013	Orsted AS(c)	352,541
1,930	Pandora AS	146,894
172	Rockwool AS, Class B Shares	38,126
7,316	Tryg AS	170,269
127,215	Vestas Wind Systems AS	3,295,592

	Total Denmark	37,657,232

Finland - 0.9%
2,890	Elisa OYJ	150,454
9,507	Fortum OYJ	150,494
5,445	Kesko OYJ, Class B Shares	117,627
110,373	Kone OYJ, Class B Shares	5,550,091
12,873	Konecranes OYJ, Class A Shares	383,158
8,596	Neste OYJ	442,435
112,822	Nokia OYJ	552,812
69,928	Nordea Bank Abp	738,690
2,135	Orion OYJ, Class B Shares	113,104
10,133	Sampo OYJ, Class A Shares	515,576
11,198	Stora Enso OYJ, Class R Shares	165,964
19,991	TietoEVRY OYJ	547,313
10,844	UPM-Kymmene OYJ	400,176
27,671	Valmet OYJ	719,360
9,444	Wartsila OYJ Abp	82,424

	Total Finland	10,629,678

France - 11.8%
3,440	Accor SA*	92,490
612	Aeroports de Paris*	94,029
89,206	Air Liquide SA	13,064,421
12,252	Airbus SE	1,414,981
359,008	Alstom SA(a)	9,511,571
1,226	Amundi SA(c)	69,535
8,211	Arkema SA	735,539
307,356	AXA SA	8,795,009

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
France - 11.8% - (continued)
817	BioMerieux	$82,981
77,275	BNP Paribas SA	4,376,185
17,792	Bollore SE	100,781
4,685	Bouygues SA	144,555
5,967	Bureau Veritas SA	157,595
3,406	Capgemini SE	620,310
320,599	Carrefour SA	5,493,325
10,115	Cie de Saint-Gobain	471,634
13,784	Cie Generale des Etablissements Michelin SCA	389,725
959	Covivio, REIT	55,524
25,304	Credit Agricole SA	258,768
14,342	Criteo SA, ADR*	388,095
178,588	Danone SA	9,335,019
509	Dassault Aviation SA	80,931
122,935	Dassault Systemes SE	4,613,662
15,687	Edenred	866,955
12,417	Eiffage SA	1,233,030
12,317	Electricite de France SA	153,848
39,231	Elis SA	519,314
38,163	Engie SA	584,274
17,491	EssilorLuxottica SA	3,283,287
816	Eurazeo SE	51,827
931	Gecina SA, REIT	91,425
9,026	Getlink SE	149,646
2,325	Hermes International	3,822,685
4,441	Ipsen SA	496,982
1,549	Kering SA	939,729
39,581	Klepierre SA, REIT*	922,522
15,367	La Francaise des Jeux SAEM(c)	620,739
22,762	Legrand SA	1,882,808
18,816	L’Oréal SA	7,118,370
14,931	LVMH Moët Hennessy Louis Vuitton SE	11,563,819
5,884	Nexans SA	526,936
16,787	Nexity SA	421,636
41,909	Orange SA(a)	426,849
24,603	Pernod Ricard SA(a)	4,922,452
4,635	Publicis Groupe SA	306,644
458	Remy Cointreau SA	79,054
14,794	Renault SA*	540,660
35,690	Rexel SA	661,633
7,072	Safran SA	870,408
152,828	Sanofi	13,811,463
562	Sartorius Stedim Biotech	192,795
36,580	Schneider Electric SE	5,426,322
557	SEB SA	44,308
16,748	Societe Generale SA	425,622
1,789	Sodexo SA	171,889
3,311	SOITEC*	547,658
4,676	Sopra Steria Group SACA	714,883
26,147	SPIE SA	653,798
1,193	Teleperformance	270,325
2,232	Thales SA	284,016
189,363	TotalEnergies SE(a)	11,832,267
1,865	Ubisoft Entertainment SA*	52,593
2,586	Unibail-Rodamco-Westfield, REIT*	139,771
93,678	Valeo	1,786,588
67,994	Vallourec SA, Class A Shares*	787,425
14,078	Veolia Environnement SA	363,387
61,470	Vinci SA	6,260,344
14,640	Vivendi SE	132,547
575	Wendel SE	53,871

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
France - 11.8% - (continued)
5,153	Worldline SA*(c)	$246,745

	Total France	147,602,814

Germany - 7.2%
27,929	adidas AG	3,562,453
22,436	AIXTRON SE	725,395
8,446	Allianz SE, Class Registered Shares	1,802,079
6,515	Aurubis AG	515,884
18,976	BASF SE	958,923
135,687	Bayer AG, Class Registered Shares	7,846,125
38,043	Bayerische Motoren Werke AG	3,417,882
17,892	Bechtle AG	639,919
2,048	Beiersdorf AG	221,975
3,323	Brenntag SE	207,749
895	Carl Zeiss Meditec AG	120,475
22,913	Commerzbank AG*	191,632
2,225	Continental AG	132,741
18,826	Covestro AG(c)	751,567
3,971	CTS Eventim AG & Co. KGaA*	245,877
9,196	Daimler Truck Holding AG*	300,161
3,529	Delivery Hero SE*(c)	152,172
5,952	Dermapharm Holding SE	258,588
43,371	Deutsche Bank AG, Class Registered Shares	458,076
3,940	Deutsche Boerse AG	722,961
12,027	Deutsche Lufthansa AG, Class Registered Shares*	95,906
60,365	Deutsche Pfandbriefbank AG(c)	476,174
20,509	Deutsche Post AG, Class Registered Shares	809,187
370,432	Deutsche Telekom AG, Class Registered Shares	7,517,561
45,616	E.ON SE	434,264
22,168	Encavis AG	455,311
4,261	Evonik Industries AG	83,133
23,048	Freenet AG	508,341
4,167	Fresenius Medical Care AG & Co. KGaA	129,817
9,069	Fresenius SE & Co. KGaA	250,420
19,782	GEA Group AG	798,814
9,799	Gerresheimer AG	719,172
1,223	Hannover Rueck SE	231,522
3,017	HeidelbergCement AG	163,541
3,624	HelloFresh SE*	88,596
2,101	Henkel AG & Co. KGaA	139,395
10,238	HUGO BOSS AG	568,758
120,804	Infineon Technologies AG	3,972,155
1,429	Knorr-Bremse AG	80,906
10,801	Lanxess AG	429,185
1,671	LEG Immobilien SE	105,151
16,760	Mercedes-Benz Group AG, Class Registered Shares	1,126,121
36,589	Merck KGaA	6,631,318
1,101	MTU Aero Engines AG	229,660
2,907	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	916,194
1,101	Nemetschek SE	53,592
2,121	Puma SE	107,581
103	Rational AG	63,742
3,230	Rheinmetall AG	654,413
138,991	RWE AG	6,095,782
212,117	SAP SE	22,964,126
1,748	Scout24 SE(c)	94,296
47,680	Siemens AG, Class Registered Shares	6,526,582
8,971	Siemens Energy AG	147,583
5,960	Siemens Healthineers AG(c)	314,752
2,820	Symrise AG, Class A Shares	319,891
22,816	Telefonica Deutschland Holding AG	54,414
1,228	Uniper SE	5,635

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 7.2% - (continued)
16,423	United Internet AG, Class Registered Shares	$345,500
5,134	VERBIO Vereinigte BioEnergie AG	401,265
6,320	Vitesco Technologies Group AG*	331,426
600	Volkswagen AG	114,567
14,711	Vonovia SE	361,067
30,085	Zalando SE*(c)	931,778

	Total Germany	90,081,228

Hong Kong - 2.7%
1,140,600	AIA Group Ltd.	11,631,846
45,600	ASMPT Ltd.	340,497
601,000	BOC Hong Kong Holdings Ltd.	1,921,350
34,900	Budweiser Brewing Co. APAC Ltd.(c)	101,285
43,000	CK Asset Holdings Ltd.	258,259
57,000	CK Hutchison Holdings Ltd.	334,081
14,500	CK Infrastructure Holdings Ltd.	73,581
521,000	CLP Holdings Ltd.	3,792,247
40,200	ESR Group Ltd.(c)	91,779
1,177	Futu Holdings Ltd., ADR*	72,374
44,000	Galaxy Entertainment Group Ltd.	266,559
1,901,000	Hang Lung Properties Ltd.	3,510,897
15,500	Hang Seng Bank Ltd.	240,006
28,894	Henderson Land Development Co., Ltd.	95,790
58,000	HK Electric Investments & HK Electric Investments Ltd.	42,927
88,000	HKT Trust & HKT Ltd., Class Miscella Shares	106,992
239,380	Hong Kong & China Gas Co., Ltd.	204,858
54,819	Hong Kong Exchanges & Clearing Ltd.	2,187,558
23,200	Hongkong Land Holdings Ltd.	93,301
142,000	Hysan Development Co., Ltd.	374,472
73,800	Jardine Matheson Holdings Ltd.	3,571,333
42,900	Link REIT	291,851
357,500	LK Technology Holdings Ltd.(a)	360,840
31,500	MTR Corp., Ltd.	152,537
30,669	New World Development Co., Ltd.	73,395
1,231,000	Pacific Basin Shipping Ltd.	415,067
30,500	Power Assets Holdings Ltd.	157,619
68,646	Sino Land Co., Ltd.	85,493
27,000	SITC International Holdings Co., Ltd.	59,093
29,500	Sun Hung Kai Properties Ltd.	356,697
10,000	Swire Pacific Ltd., Class A Shares	78,397
25,600	Swire Properties Ltd.	57,416
121,500	Techtronic Industries Co., Ltd.	1,462,970
394,000	United Laboratories International Holdings Ltd. (The)	205,857
169,500	WH Group Ltd.(c)	100,402
34,000	Wharf Real Estate Investment Co., Ltd.	158,073
38,000	Xinyi Glass Holdings Ltd.	73,890

	Total Hong Kong	33,401,589

India - 0.2%
112,709	HDFC Bank Ltd.	2,251,914

Indonesia - 0.1%
2,664,600	Bank Central Asia Tbk PT	1,585,460

Ireland - 1.4%
2,930	AerCap Holdings NV*	179,902
22,165	AIB Group PLC*	71,383
158,247	Bank of Ireland Group PLC	1,305,804
15,564	CRH PLC	623,233
113,077	Dalata Hotel Group PLC*	408,250
2,002	DCC PLC	107,305
169,736	Experian PLC	6,036,161
3,510	Flutter Entertainment PLC*	528,917
46,626	Glanbia PLC	564,364
9,048	James Hardie Industries PLC, CDI	179,453

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Ireland - 1.4% - (continued)
3,234	Kerry Group PLC, Class A Shares	$305,609
3,205	Kingspan Group PLC	179,749
93,456	Ryanair Holdings PLC, ADR*	7,073,685
4,999	Smurfit Kappa Group PLC	182,260

	Total Ireland	17,746,075

Isle of Man - 0.0%@
65,135	Playtech PLC*	435,924

Israel - 0.4%
854	Azrieli Group Ltd.	61,029
26,055	Bank Hapoalim BM	254,118
31,880	Bank Leumi Le-Israel BM	293,140
42,528	Bezeq The Israeli Telecommunication Corp., Ltd.	78,729
2,091	Check Point Software Technologies Ltd.*	277,748
802	CyberArk Software Ltd.*	119,554
534	Elbit Systems Ltd.	93,665
16,239	ICL Group Ltd.	136,015
16,867	Inmode Ltd.*	647,524
1	Isracard Ltd.	3
26,554	Israel Discount Bank Ltd., Class A Shares	159,249
3,343	Mizrahi Tefahot Bank Ltd.	124,464
1,385	Nice Ltd.*	268,680
7,031	Nice Ltd., ADR*	1,365,209
35,172	Perion Network Ltd.*	964,768
8,962	Radware Ltd.*	184,886
22,417	Teva Pharmaceutical Industries Ltd., ADR*	196,597
2,358	Tower Semiconductor Ltd.*	104,785
1,245	Wix.com Ltd.*	112,660
1,813	ZIM Integrated Shipping Services Ltd.(a)	38,109

	Total Israel	5,480,932

Italy - 3.2%
2,418	Amplifon SpA	68,838
23,334	Assicurazioni Generali SpA	417,386
166,175	Banco BPM SpA	576,634
26,671	Buzzi Unicem SpA	521,358
10,355	Davide Campari-Milano NV	109,856
491	DiaSorin SpA	65,746
2,243,026	Enel SpA	12,224,695
52,556	Eni SpA	780,385
2,631	Ferrari NV	583,294
164,875	FinecoBank Banca Fineco SpA	2,707,778
6,762	Infrastrutture Wireless Italiane SpA(c)	67,867
1,159,753	Intesa Sanpaolo SpA	2,613,926
218,485	Iren SpA	365,882
39,704	Leonardo SpA	317,694
12,298	Mediobanca Banca di Credito Finanziario SpA	119,565
4,198	Moncler SpA	220,613
12,277	Nexi SpA*(c)	108,398
10,519	Poste Italiane SpA(c)	104,275
5,574	Prysmian SpA	196,294
63,244	Recordati Industria Chimica e Farmaceutica SpA	2,712,750
5,999	Reply SpA	721,706
43,831	Snam SpA	224,915
187,027	Telecom Italia SpA*	41,003
30,536	Terna - Rete Elettrica Nazionale	235,508
1,029,790	UniCredit SpA	14,191,707

	Total Italy	40,298,073

Japan - 16.3%
3,900	Advantest Corp.	268,142
13,300	Aeon Co., Ltd.	274,623
47,700	AEON Financial Service Co., Ltd.	512,576
3,900	AGC Inc.	131,787

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.3% - (continued)
3,000	Aisin Corp.	$82,761
9,500	Ajinomoto Co., Inc.	298,800
37,200	Alps Alpine Co., Ltd.	358,916
3,400	ANA Holdings Inc.*	73,062
9,300	Asahi Group Holdings Ltd.	299,064
4,400	Asahi Intecc Co., Ltd.	78,350
25,500	Asahi Kasei Corp.	190,049
38,800	Astellas Pharma Inc.	603,651
2,500	Azbil Corp.	76,816
4,100	Bandai Namco Holdings Inc.	272,105
19,100	BayCurrent Consulting Inc.	629,091
91,400	Bridgestone Corp.	3,470,854
4,700	Brother Industries Ltd.	76,297
20,900	Canon Inc.	486,466
3,500	Capcom Co., Ltd.	106,573
3,100	Central Japan Railway Co.	374,444
11,200	Chiba Bank Ltd. (The)	68,105
13,100	Chubu Electric Power Co., Inc.	122,669
14,200	Chugai Pharmaceutical Co., Ltd.	377,442
30,100	CKD Corp.	452,131
21,900	Concordia Financial Group Ltd.	75,769
9,300	CyberAgent Inc.	84,502
4,500	Dai Nippon Printing Co., Ltd.	93,605
3,400	Daido Steel Co., Ltd.	109,963
2,000	Daifuku Co., Ltd.	104,022
12,300	Daihen Corp.	367,797
20,400	Dai-ichi Life Holdings Inc.	379,277
36,100	Daiichi Sankyo Co., Ltd.	1,195,598
51,800	Daikin Industries Ltd.	8,572,106
1,300	Daito Trust Construction Co., Ltd.	145,001
12,200	Daiwa House Industry Co., Ltd.	282,409
44	Daiwa House REIT Investment Corp., Class A Shares	98,256
27,600	Daiwa Securities Group Inc.	122,725
9,100	Denso Corp.	504,326
4,500	Dentsu Group Inc.	145,747
7,100	Disco Corp.	2,133,679
25,700	DMG Mori Co., Ltd.(a)	346,242
6,400	East Japan Railway Co.	364,241
11,800	Ebara Corp.	456,247
28,500	Eiken Chemical Co., Ltd.	397,117
5,200	Eisai Co., Ltd.	356,685
62,350	ENEOS Holdings Inc.	211,059
91,500	FANUC Corp.	13,704,820
1,200	Fast Retailing Co., Ltd.	713,053
2,600	Fuji Electric Co., Ltd.	107,439
8,500	Fuji Soft Inc.	506,969
7,300	FUJIFILM Holdings Corp.	394,899
79,300	Fujikura Ltd.	650,654
4,000	Fujitsu Ltd.	543,129
20,900	FULLCAST Holdings Co., Ltd.	472,411
5,800	Fuyo General Lease Co., Ltd.	372,227
84	GLP J-REIT	94,199
900	GMO Payment Gateway Inc.	81,077
9,300	GungHo Online Entertainment Inc.(a)	140,296
24,800	H.U. Group Holdings Inc.	502,593
4,700	Hakuhodo DY Holdings Inc.	46,120
3,100	Hamamatsu Photonics KK	163,466
4,700	Hankyu Hanshin Holdings Inc.	146,924
500	Hikari Tsushin Inc.	70,148
645	Hirose Electric Co., Ltd.	87,164
2,300	Hitachi Construction Machinery Co., Ltd.	54,399

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.3% - (continued)
20,000	Hitachi Ltd.	$1,074,776
33,700	Honda Motor Co., Ltd.	823,254
2,200	Hoshizaki Corp.	74,527
52,800	Hoya Corp.	5,465,972
7,800	Hulic Co., Ltd.	65,678
2,500	Ibiden Co., Ltd.	102,556
4,237	Idemitsu Kosan Co., Ltd.	99,533
2,600	Iida Group Holdings Co., Ltd.	41,755
64,900	INFRONEER Holdings Inc.	488,408
22,500	Inpex Corp.	249,623
54,800	Internet Initiative Japan Inc.	991,459
1,128	Invincible Investment Corp., REIT	391,752
11,900	Isuzu Motors Ltd.	156,252
1,200	Ito En Ltd.	46,426
24,700	ITOCHU Corp.	778,164
2,000	Itochu Techno-Solutions Corp.	49,543
36,100	J Front Retailing Co., Ltd.	305,457
2,800	Japan Airlines Co., Ltd.*	55,462
10,100	Japan Exchange Group Inc.	146,608
141	Japan Metropolitan Fund Invest, REIT	113,396
8,400	Japan Post Bank Co., Ltd.	64,206
49,800	Japan Post Holdings Co., Ltd.	389,433
4,200	Japan Post Insurance Co., Ltd.	69,768
25	Japan Real Estate Investment Corp., REIT	110,894
24,400	Japan Tobacco Inc.	499,315
9,100	Jeol Ltd.	306,834
10,200	JFE Holdings Inc.	113,890
25,500	JGC Holdings Corp.	354,211
3,700	JSR Corp.	78,588
8,600	Kajima Corp.	97,428
2,700	Kakaku.com Inc.	48,381
17,700	Kaneka Corp.	455,092
14,600	Kansai Electric Power Co., Inc. (The)	124,443
9,700	Kao Corp.	387,085
119,400	KDDI Corp.	3,573,428
2,100	Keio Corp.	78,614
2,500	Keisei Electric Railway Co., Ltd.	71,297
150	Kenedix Office Investment Corp., REIT, Class A Shares	368,070
25,800	Keyence Corp.	10,971,321
3,200	Kikkoman Corp.	181,669
3,500	Kintetsu Group Holdings Co., Ltd.	124,905
16,700	Kirin Holdings Co., Ltd.	263,528
1,100	Kobayashi Pharmaceutical Co., Ltd.	68,267
3,400	Kobe Bussan Co., Ltd.	89,315
2,800	Koei Tecmo Holdings Co., Ltd.	48,811
4,200	Koito Manufacturing Co., Ltd.	67,018
18,800	Komatsu Ltd.	437,798
18,400	Komeri Co., Ltd.	347,264
1,900	Konami Group Corp.	89,920
800	Kose Corp.	85,217
106,200	Kubota Corp.	1,578,286
2,400	Kurita Water Industries Ltd.	107,225
6,500	Kyocera Corp.	333,220
5,900	Kyowa Kirin Co., Ltd.	137,248
1,600	Lasertec Corp.	302,435
6,200	Lixil Corp.	96,427
9,200	M3 Inc.	288,128
4,400	Makita Corp.	101,353
31,800	Marubeni Corp.	360,712
11,400	Mazda Motor Corp.	91,452
1,900	McDonald’s Holdings Co. Japan Ltd.	70,311

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.3% - (continued)
163,800	Mebuki Financial Group Inc.	$372,326
2,500	MEIJI Holdings Co., Ltd.	119,963
7,900	MINEBEA MITSUMI Inc.	131,415
175,500	MISUMI Group Inc.	4,354,741
25,800	Mitsubishi Chemical Group Corp.	137,878
26,200	Mitsubishi Corp.	883,213
39,300	Mitsubishi Electric Corp.	396,893
24,700	Mitsubishi Estate Co., Ltd.	350,838
13,900	Mitsubishi HC Capital Inc.	66,281
6,700	Mitsubishi Heavy Industries Ltd.	267,230
248,300	Mitsubishi UFJ Financial Group Inc.	1,360,591
29,700	Mitsui & Co., Ltd.	866,363
3,700	Mitsui Chemicals Inc.	84,206
18,500	Mitsui Fudosan Co., Ltd.	376,133
6,900	Mitsui OSK Lines Ltd.(a)	170,274
50,290	Mizuho Financial Group Inc.	627,131
4,800	MonotaRO Co., Ltd.	82,876
9,000	Morinaga Milk Industry Co., Ltd.	289,927
9,000	MS&AD Insurance Group Holdings Inc.	269,250
208,000	Murata Manufacturing Co., Ltd.	11,441,944
63,800	Nabtesco Corp.	1,608,171
5,400	NEC Corp.	191,836
14,500	NET One Systems Co., Ltd.	357,822
10,000	Nexon Co., Ltd.	212,593
17,900	Nextage Co., Ltd.	400,412
5,200	NGK Insulators Ltd.	68,861
42,900	Nichicon Corp.	445,517
9,100	Nidec Corp.	575,534
6,900	Nihon M&A Center Holdings Inc.	94,133
23,000	Nintendo Co., Ltd.	989,786
86	Nippon Accommodations Fund Inc., REIT, Class A Shares	391,950
31	Nippon Building Fund Inc., REIT	144,873
20,300	Nippon Electric Glass Co., Ltd.(a)	376,595
1,600	Nippon Express Holdings Inc.	94,614
16,500	Nippon Paint Holdings Co., Ltd.	136,222
42	Nippon Prologis REIT Inc.(a)	103,535
3,200	Nippon Sanso Holdings Corp.	53,534
1,100	Nippon Shinyaku Co., Ltd.	65,242
16,400	Nippon Steel Corp.	262,584
92,600	Nippon Suisan Kaisha Ltd.	353,813
24,900	Nippon Telegraph & Telephone Corp.	689,953
9,900	Nippon Yusen KK	219,906
2,900	Nissan Chemical Corp.	144,428
47,200	Nissan Motor Co., Ltd.	170,255
4,100	Nisshin Seifun Group Inc.	48,190
1,300	Nissin Foods Holdings Co., Ltd.	99,051
1,800	Nitori Holdings Co., Ltd.	206,416
2,900	Nitto Denko Corp.	183,654
59,100	Nomura Holdings Inc.	214,299
2,700	Nomura Real Estate Holdings Inc.	65,601
86	Nomura Real Estate Master Fund Inc., REIT	107,775
6,880	Nomura Research Institute Ltd.	152,685
12,700	NTT Data Corp.	196,343
13,100	Obayashi Corp.	97,957
16,500	Obic Co., Ltd.	2,627,835
5,700	Odakyu Electric Railway Co., Ltd.	74,922
16,300	Oji Holdings Corp.	62,840
25,100	Olympus Corp.	518,623
3,900	Omron Corp.	203,485
7,500	Ono Pharmaceutical Co., Ltd.	192,564
1,700	Open House Group Co., Ltd.	72,208

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.3% - (continued)
800	Oracle Corp. Japan	$47,414
4,100	Oriental Land Co., Ltd.	592,205
24,300	ORIX Corp.	392,219
7,800	Osaka Gas Co., Ltd.	120,608
2,300	Otsuka Corp.	77,230
8,400	Otsuka Holdings Co., Ltd.	288,091
8,300	Pan Pacific International Holdings Corp.	144,937
44,900	Panasonic Holdings Corp.	419,257
3,600	Persol Holdings Co., Ltd.	83,753
19,800	Rakuten Group Inc.	95,479
64,500	Recruit Holdings Co., Ltd.	2,058,662
23,700	Renesas Electronics Corp.*	234,712
93,300	Rengo Co., Ltd.	590,041
46,600	Resona Holdings Inc.	224,766
26,800	Resorttrust Inc.	473,239
11,700	Ricoh Co., Ltd.	93,198
6,600	Rinnai Corp.	492,155
1,800	Rohm Co., Ltd.	144,324
13,600	Sankyo Co., Ltd.	532,777
11,200	Sankyu Inc.	405,989
43,600	Sanwa Holdings Corp.	412,977
11,800	Sawai Group Holdings Co., Ltd.	365,400
4,800	SBI Holdings Inc.	92,001
3,400	SCSK Corp.	54,949
4,300	Secom Co., Ltd.	266,583
5,600	Seiko Epson Corp.	88,483
123,900	Sekisui Chemical Co., Ltd.	1,751,056
12,600	Sekisui House Ltd.	236,154
15,700	Seven & i Holdings Co., Ltd.	640,587
5,900	SG Holdings Co., Ltd.	91,948
5,000	Sharp Corp.	35,749
65,500	Shimadzu Corp.	2,019,612
5,600	Shimamura Co., Ltd.	506,733
1,600	Shimano Inc.	275,644
10,400	Shimizu Corp.	56,098
40,400	Shin-Etsu Chemical Co., Ltd.	5,233,431
36,100	Shinko Electric Industries Co., Ltd.	1,021,950
5,400	Shionogi & Co., Ltd.	274,499
8,400	Shiseido Co., Ltd.	359,029
9,400	Shizuoka Financial Group Inc.	68,409
15,600	SMC Corp.	7,135,658
59,800	Softbank Corp.	652,058
24,900	SoftBank Group Corp.	1,092,686
6,600	Sompo Holdings Inc.	290,374
69,100	Sony Group Corp.	5,719,359
1,700	Square Enix Holdings Co., Ltd.	76,099
17,900	Starts Corp., Inc.	360,524
12,500	Subaru Corp.	215,301
7,700	SUMCO Corp.	116,603
30,300	Sumitomo Chemical Co., Ltd.	110,377
23,700	Sumitomo Corp.	389,698
14,500	Sumitomo Electric Industries Ltd.	170,194
33,400	Sumitomo Forestry Co., Ltd.	581,500
5,100	Sumitomo Metal Mining Co., Ltd.	174,071
251,490	Sumitomo Mitsui Financial Group Inc.	8,524,797
6,900	Sumitomo Mitsui Trust Holdings Inc.	221,902
6,300	Sumitomo Realty & Development Co., Ltd.	171,736
2,800	Suntory Beverage & Food Ltd.	95,221
19,300	Suzuken Co., Ltd.	517,370
7,500	Suzuki Motor Corp.	270,235
75,900	Sysmex Corp.	4,651,251

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.3% - (continued)
11,100	T&D Holdings Inc.	$135,413
3,900	Taisei Corp.	118,401
292,354	Takeda Pharmaceutical Co., Ltd.	8,589,580
21,600	Takeuchi Manufacturing Co., Ltd.	503,290
7,900	TDK Corp.	284,891
21,000	TechnoPro Holdings Inc.	584,326
76,100	Terumo Corp.	2,253,439
4,900	TIS Inc.	139,932
3,800	Tobu Railway Co., Ltd.	91,715
2,300	Toho Co., Ltd.	89,103
118,200	Tokio Marine Holdings Inc.	2,440,083
30,900	Tokyo Electric Power Co. Holdings Inc.*	112,922
12,200	Tokyo Electron Ltd.	4,180,263
8,600	Tokyo Gas Co., Ltd.	158,588
10,900	Tokyo Ohka Kogyo Co., Ltd.	548,298
11,900	Tokyo Seimitsu Co., Ltd.	386,720
30,000	Tokyo Tatemono Co., Ltd.	420,969
11,600	Tokyotokeiba Co., Ltd.	342,578
11,600	Tokyu Corp.	148,027
5,300	Toppan Inc.	82,750
28,200	Toray Industries Inc.	152,944
7,900	Toshiba Corp.	268,358
5,300	Tosoh Corp.	62,741
2,800	TOTO Ltd.	97,386
10,200	Toyo Suisan Kaisha Ltd.	428,358
44,700	Toyo Tire Corp.	513,136
3,000	Toyota Industries Corp.	172,040
440,800	Toyota Motor Corp.	6,467,905
4,300	Toyota Tsusho Corp.	166,470
2,800	Trend Micro Inc.	139,000
8,400	Unicharm Corp.	311,731
36,200	Ushio Inc.	473,703
4,300	USS Co., Ltd.	72,252
4,800	Visional Inc.*	365,078
2,000	Welcia Holdings Co., Ltd.	44,234
12,700	West Holdings Corp.	410,824
4,700	West Japan Railway Co.	199,738
2,600	Yakult Honsha Co., Ltd.	165,921
3,100	Yamaha Corp.	123,707
6,000	Yamaha Motor Co., Ltd.	150,098
5,700	Yamato Holdings Co., Ltd.	95,330
4,800	Yaskawa Electric Corp.	158,059
4,600	Yokogawa Electric Corp.	86,761
54,000	Z Holdings Corp.	147,144
10,800	Zenkoku Hosho Co., Ltd.	401,373
40,700	Zeon Corp.	396,358
2,600	ZOZO Inc.	65,487

	Total Japan	202,609,418

Jordan - 0.0%@
3,493	Hikma Pharmaceuticals PLC	63,738

Luxembourg - 0.2%
54,490	ArcelorMittal SA	1,478,852
20,103	Aroundtown SA	48,161
2,734	Eurofins Scientific SE	191,925
9,992	Tenaris SA	174,381

	Total Luxembourg	1,893,319

Macau - 0.5%
2,465,600	Sands China Ltd.*	6,730,777

Netherlands - 4.5%
25,054	Aalberts NV	1,007,824
8,494	ABN AMRO Bank NV, Dutch Certificate, GDR(c)	110,320

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 4.5% - (continued)
1,231	Adyen NV*(c)	$1,919,848
36,376	Aegon NV	179,887
153,355	Akzo Nobel NV	11,097,817
1,129	Argenx SE*	452,585
986	ASM International NV	276,847
25,431	ASML Holding NV	15,473,402
19,701	ASR Nederland NV	903,085
6,837	BE Semiconductor Industries NV	447,619
1,813	Euronext NV(c)	139,374
2,192	EXOR NV*	173,073
42,739	Fugro NV*	677,204
2,048	Heineken Holding NV	154,271
5,427	Heineken NV	500,472
3,439	IMCD NV	511,980
711,107	ING Groep NV	8,648,699
2,158	JDE Peet’s NV	67,088
3,975	Just Eat Takeaway.com NV*(c)	93,076
21,764	Koninklijke Ahold Delhaize NV	631,185
3,644	Koninklijke DSM NV	474,070
67,116	Koninklijke KPN NV	205,908
300,033	Koninklijke Philips NV	4,520,641
5,929	NN Group NV	254,720
16,363	OCI NV	694,246
353,121	Pharming Group NV*(a)	456,587
17,069	Prosus NV*	1,122,853
4,884	QIAGEN NV*	241,032
2,429	Randstad NV	141,658
21,958	Signify NV(c)	755,957
45,573	Stellantis NV	712,606
93,162	Universal Music Group NV	2,232,490
5,470	Wolters Kluwer NV	604,366

	Total Netherlands	55,882,790

New Zealand - 0.1%
25,351	Auckland International Airport Ltd.*	128,525
12,619	Fisher & Paykel Healthcare Corp., Ltd.	189,596
13,318	Mercury NZ Ltd.	46,344
25,777	Meridian Energy Ltd.	80,019
37,569	Spark New Zealand Ltd.	122,445
2,667	Xero Ltd.*	131,860

	Total New Zealand	698,789

Norway - 0.6%
6,938	Adevinta ASA, Class B Shares*	56,139
6,437	Aker BP ASA	224,633
111,778	DNB Bank ASA	2,189,490
84,430	Equinor ASA	3,252,924
4,064	Gjensidige Forsikring ASA	78,777
1,933	Kongsberg Gruppen ASA	80,075
8,405	Mowi ASA	133,128
167,782	Norsk Hydro ASA	1,266,365
15,036	Orkla ASA	106,992
1,273	Salmar ASA	45,315
32,678	Sparebanken Vest	292,098
14,217	Telenor ASA	137,703
3,380	Yara International ASA	154,783

	Total Norway	8,018,422

Portugal - 0.0%@
56,402	EDP - Energias de Portugal SA	268,080
10,184	Galp Energia SGPS SA	125,189
5,698	Jeronimo Martins SGPS SA	126,673

	Total Portugal	519,942

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 0.8%
2,182,158	CapitaLand Ascendas, REIT	$4,509,354
109,850	CapitaLand Integrated Commercial Trust, REIT	169,066
52,900	Capitaland Investment Ltd.	144,007
9,400	City Developments Ltd.	57,579
37,500	DBS Group Holdings Ltd.	975,056
620,500	Frasers Logistics & Commercial Trust, REIT	521,817
124,700	Genting Singapore Ltd.	81,354
28,339	Grab Holdings Ltd., Class A Shares*	85,584
2,000	Jardine Cycle & Carriage Ltd.*	44,402
29,600	Keppel Corp., Ltd.	165,426
75,229	Mapletree Logistics Trust, REIT	89,901
45,500	Mapletree Pan Asia Commercial Trust, REIT	57,686
68,800	Oversea-Chinese Banking Corp., Ltd.	631,562
7,498	Sea Ltd., ADR*	437,658
344,500	Sembcorp Industries Ltd.	812,155
27,850	Singapore Airlines Ltd.*	112,891
17,400	Singapore Exchange Ltd.	116,630
31,700	Singapore Technologies Engineering Ltd.	80,424
174,700	Singapore Telecommunications Ltd.	351,410
24,003	United Overseas Bank Ltd.	553,762
9,271	UOL Group Ltd.	45,787
5,700	Venture Corp., Ltd.	73,215
40,200	Wilmar International Ltd.	122,001

	Total Singapore	10,238,727

South Korea - 2.1%
6,470	Coway Co., Ltd.(a)	286,944
20,631	Daeduck Electronics Co., Ltd.	376,049
719	Daewoong Pharmaceutical Co., Ltd.	82,178
7,205	Dentium Co., Ltd.	494,573
8,887	HK inno N Corp.	260,916
11,599	JYP Entertainment Corp.(a)	548,248
1,028	KCC Corp.(a)	191,626
3,546	LEENO Industrial Inc.	475,223
2,314	LG Innotek Co., Ltd.(a)	565,939
3,679	Lotte Chilsung Beverage Co., Ltd.	447,380
7,596	LOTTE Fine Chemical Co., Ltd.	368,891
5,301	LX Semicon Co., Ltd.(a)	365,500
5,061	Osstem Implant Co., Ltd.	437,799
272,679	Samsung Electronics Co., Ltd.	13,240,633
35,209	Samsung Engineering Co., Ltd.*	670,311
3,810	Samsung SDI Co., Ltd.	2,169,264
67,702	SK Hynix Inc.(a)	4,528,023
9,598	Youngone Corp.(a)	353,662

	Total South Korea	25,863,159

Spain - 3.8%
534	Acciona SA	104,882
55,563	Acerinox SA	547,878
5,260	ACS Actividades de Construccion y Servicios SA	149,167
44,042	Aena SME SA*(c)	5,741,818
197,029	Amadeus IT Group SA*	10,730,241
48,356	Applus Services SA	323,320
484,343	Banco Bilbao Vizcaya Argentaria SA	2,883,248
357,183	Banco Santander SA	1,079,149
134,433	Bankinter SA	886,380
620,556	CaixaBank SA	2,318,674
11,042	Cellnex Telecom SA(c)	382,401
27,431	Cia de Distribucion Integral Logista Holdings SA	649,291
13,158	Corp. ACCIONA Energias Renovables SA	525,408
5,855	EDP Renovaveis SA	136,573
3,916	Enagas SA	70,355
6,453	Endesa SA	119,793

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Spain - 3.8% - (continued)
9,974	Ferrovial SA	$270,570
6,061	Grifols SA*	65,246
775,953	Iberdrola SA	8,785,455
368,206	Industria de Diseno Textil SA	9,549,192
45,429	Merlin Properties Socimi SA, REIT	425,530
3,145	Naturgy Energy Group SA	88,095
6,811	Red Electrica Corp. SA	119,737
28,598	Repsol SA	441,566
4,786	Siemens Gamesa Renewable Energy SA*	89,808
112,274	Telefonica SA	418,186

	Total Spain	46,901,963

Sweden - 2.0%
5,860	Alfa Laval AB	168,651
21,076	Assa Abloy AB, Class B Shares	486,853
55,758	Atlas Copco AB, Class A Shares	702,986
242,655	Atlas Copco AB, Class B Shares	2,766,793
21,751	Avanza Bank Holding AB(a)	449,693
5,557	Boliden AB	210,330
20,438	Cibus Nordic Real Estate AB	288,135
82,674	Electrolux AB, Class B Shares(a)	1,177,489
14,800	Embracer Group AB, Class B Shares*	63,213
13,390	Epiroc AB, Class A Shares	260,813
7,883	Epiroc AB, Class B Shares	132,453
6,127	EQT AB	142,592
12,971	Essity AB, Class B Shares	319,177
3,715	Evolution AB(c)	380,774
14,280	Fastighets AB Balder, Class B Shares*	64,515
4,527	Getinge AB, Class B Shares	106,595
15,733	H & M Hennes & Mauritz AB, Class B Shares	177,982
39,547	Hexagon AB, Class B Shares	457,639
23,131	Hexatronic Group AB	326,820
2,028	Holmen AB, Class B Shares	84,189
9,828	Husqvarna AB, Class B Shares	77,883
2,687	Industrivarden AB, Class A Shares	69,787
3,249	Industrivarden AB, Class C Shares	83,861
5,906	Indutrade AB	128,552
19,003	Intrum AB	257,358
2,979	Investment AB Latour, Class B Shares	59,559
10,133	Investor AB, Class A Shares	196,316
37,814	Investor AB, Class B Shares	708,013
5,721	Kinnevik AB, Class B Shares*	89,398
1,529	L E Lundbergforetagen AB, Class B Shares	67,101
4,608	Lifco AB, Class B Shares	79,596
85,781	Nibe Industrier AB, Class B Shares	819,063
4,115	Sagax AB, Class B Shares	91,993
147,144	Sandvik AB	2,696,832
9,901	Securitas AB, Class B Shares	80,932
117,219	Sinch AB*(c)	381,688
33,067	Skandinaviska Enskilda Banken AB, Class A Shares	382,706
6,819	Skanska AB, Class B Shares	111,470
7,690	SKF AB, Class B Shares	127,779
12,310	Svenska Cellulosa AB SCA, Class B Shares	168,645
263,836	Svenska Handelsbanken AB, Class A Shares	2,682,987
247,306	Swedbank AB, Class A Shares	4,030,589
3,652	Swedish Orphan Biovitrum AB*	79,133
11,445	Tele2 AB, Class B Shares	101,430
59,303	Telefonaktiebolaget LM Ericsson, Class B Shares	373,615
54,010	Telia Co. AB	148,442
22,521	Trelleborg AB, Class B Shares	555,381
4,029	Volvo AB, Class A Shares	77,610
31,536	Volvo AB, Class B Shares	586,559

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 2.0% - (continued)
12,884	Volvo Car AB, Class B Shares*	$65,150
47,377	Wihlborgs Fastigheter AB	377,296

	Total Sweden	24,524,416

Switzerland - 8.7%
32,578	ABB Ltd., Class Registered Shares	1,026,419
3,501	Adecco Group AG, Class Registered Shares	120,032
27,671	Alcon Inc.	1,914,755
625	Bachem Holding AG, Class B Shares	61,890
953	Baloise Holding AG, Class Registered Shares	144,984
624	Banque Cantonale Vaudoise, Class Registered Shares*	58,337
72	Barry Callebaut AG, Class Registered Shares	147,599
438	BKW AG*	56,619
1,765	Bucher Industries AG, Class Registered Shares	694,759
131	Chocoladefabriken Lindt & Spruengli AG	1,386,362
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	207,288
39,141	Cie Financiere Richemont SA, Class Registered Shares	5,207,403
4,341	Clariant AG, Class Registered Shares*	70,973
18,551	Coca-Cola HBC AG	455,814
59,270	Credit Suisse Group AG, Class Registered Shares	180,864
140	EMS-Chemie Holding AG, Class Registered Shares	98,554
262	Forbo Holding AG, Class Registered Shares	310,816
9,717	Galenica AG(c)	744,387
729	Geberit AG, Class Registered Shares	353,289
188	Givaudan SA, Class Registered Shares	641,292
203,479	Glencore PLC	1,376,845
11,263	Holcim AG*	582,262
17,249	Julius Baer Group Ltd.	999,065
17,090	Kuehne + Nagel International AG, Class Registered Shares	4,155,736
3,517	Logitech International SA, Class Registered Shares	213,445
11,934	Lonza Group AG, Class Registered Shares	6,308,528
146,121	Nestlé SA, Class Registered Shares	17,391,038
184,346	Novartis AG, Class Registered Shares	16,438,159
47,187	OC Oerlikon Corp. AG, Class Registered Shares	319,631
477	Partners Group Holding AG	477,590
7,673	PSP Swiss Property AG, Class Registered Shares	846,715
77,374	Roche Holding AG	25,193,826
898	Schindler Holding AG	171,156
508	Schindler Holding AG, Class Registered Shares	91,172
1,345	SGS SA, Class Registered Shares	3,145,460
733	Siegfried Holding AG, Class Registered Shares*	499,343
6,270	SIG Group AG*	139,250
6,911	Sika AG, Class Registered Shares	1,782,393
1,091	Sonova Holding AG, Class Registered Shares	279,653
14,282	STMicroelectronics NV	552,797
2,264	Straumann Holding AG, Class Registered Shares	266,551
6,999	Sulzer AG, Class Registered Shares	540,821
585	Swatch Group AG (The)	155,174
1,130	Swatch Group AG (The), Class Registered Shares	55,049
639	Swiss Life Holding AG, Class Registered Shares	344,347
1,556	Swiss Prime Site AG, Class Registered Shares	130,248
6,300	Swiss Re AG	568,587
526	Swisscom AG, Class Registered Shares	282,789
3,645	Swissquote Group Holding SA, Class Registered Shares	534,862
1,615	Tecan Group AG, Class Registered Shares	675,104
1,291	Temenos AG, Class Registered Shares	80,180
69,402	UBS Group AG, Class Registered Shares	1,291,643
11,238	VAT Group AG(c)	3,187,396
7,459	Vontobel Holding AG, Class Registered Shares	466,659
11,164	Zurich Insurance Group AG	5,406,992

	Total Switzerland	108,832,902

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
Taiwan - 0.5%
100,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$1,603,248
57,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,804,542

	Total Taiwan	6,407,790

United Kingdom - 17.2%
20,338	3i Group PLC	336,806
7,519	4imprint Group PLC	386,725
36,435	Abcam PLC*	573,840
49,458	Abrdn PLC	115,883
3,652	Admiral Group PLC	89,177
260,973	Airtel Africa PLC(c)	388,345
26,214	Anglo American PLC	1,090,396
9,038	Ashtead Group PLC	550,967
7,157	Associated British Foods PLC	137,634
131,008	AstraZeneca PLC	17,730,940
19,338	Auto Trader Group PLC(c)	134,176
2,424	AVEVA Group PLC	92,950
57,483	Aviva PLC	311,885
65,367	BAE Systems PLC	649,027
106,118	Balfour Beatty PLC	412,866
4,396,781	Barclays PLC	8,584,106
22,459	Barratt Developments PLC	108,397
48,703	Berkeley Group Holdings PLC	2,246,963
1,027,954	BP PLC	6,151,191
120,041	British American Tobacco PLC	4,926,931
17,715	British Land Co. PLC (The), REIT	85,560
141,178	BT Group PLC	206,776
49,288	Bunzl PLC	1,810,718
96,370	Burberry Group PLC	2,543,907
20,791	CNH Industrial NV	338,139
4,172	Coca-Cola Europacific Partners PLC	221,492
545,262	Compass Group PLC	12,364,830
26,506	Computacenter PLC	645,635
10,373	Cranswick PLC	389,226
3,013	Croda International PLC	247,492
23,659	CVS Group PLC	580,507
204,307	Diageo PLC	9,495,184
55,555	Drax Group PLC	413,246
22,278	Endeavour Mining PLC	472,802
11,919	Entain PLC	204,879
23,729	Future PLC	404,824
321,883	GSK PLC	5,469,024
304,507	Haleon PLC*	1,048,785
7,714	Halma PLC	206,221
103,558	Harbour Energy PLC	400,153
6,719	Hargreaves Lansdown PLC	69,355
924,258	HSBC Holdings PLC	5,698,430
52,767	IG Group Holdings PLC	525,899
23,357	IMI PLC	379,049
18,345	Imperial Brands PLC	471,341
68,249	Inchcape PLC	686,724
30,822	Informa PLC	231,585
3,739	InterContinental Hotels Group PLC	220,047
3,472	Intertek Group PLC	170,095
35,162	J Sainsbury PLC	94,956
51,895	JD Sports Fashion PLC	81,293
3,894	Johnson Matthey PLC	98,706
373,577	Kingfisher PLC	1,091,383
14,312	Land Securities Group PLC, REIT	107,882
121,306	Legal & General Group PLC	374,136
1,442,399	Lloyds Banking Group PLC	830,763
6,838	London Stock Exchange Group PLC	687,708

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 17.2% - (continued)
193,236	LondonMetric Property PLC, REIT	$415,105
52,824	M&G PLC	123,790
174,811	Man Group PLC	442,952
262,483	Marks & Spencer Group PLC*	384,609
88,838	Melrose Industries PLC	144,780
9,837	Mondi PLC	183,365
265,872	National Grid PLC	3,283,511
115,594	NatWest Group PLC	367,618
2,687	Next PLC	191,787
12,026	Ocado Group PLC*	91,264
121,440	OSB Group PLC	701,975
13,847	Pearson PLC	166,525
6,435	Persimmon PLC	98,794
15,373	Phoenix Group Holdings PLC	110,758
1,691,648	Prudential PLC	20,187,171
105,428	QinetiQ Group PLC	446,837
215,198	Reckitt Benckiser Group PLC	15,572,918
81,473	Redrow PLC	449,717
405,514	RELX PLC	11,399,827
51,056	Rentokil Initial PLC	337,519
82,806	Rio Tinto PLC	5,626,563
13,653,683	Rolls-Royce Holdings PLC*	15,109,176
50,241	RS GROUP PLC	567,633
59,689	Safestore Holdings PLC, REIT	661,710
21,219	Sage Group PLC (The)	204,686
30,621	Savills PLC	350,630
14,711	Schroders PLC	78,826
25,277	Segro PLC, REIT	245,565
334,497	Serco Group PLC	701,681
5,060	Severn Trent PLC	167,113
403,044	Shell PLC	11,851,790
102,261	Smith & Nephew PLC	1,338,636
8,018	Smiths Group PLC	154,191
1,495	Spirax-Sarco Engineering PLC	205,889
151,151	Spirent Communications PLC	524,701
78,986	SSE PLC	1,642,126
11,832	St. James’s Place PLC	167,210
52,974	Standard Chartered PLC	395,528
46,256	Tate & Lyle PLC	412,277
72,065	Taylor Wimpey PLC	90,971
861,350	Tesco PLC	2,391,146
148,249	Tritax Big Box REIT PLC	260,283
280,874	Unilever PLC	14,104,001
13,844	United Utilities Group PLC	171,805
204,853	Virgin Money UK PLC	436,255
556,470	Vodafone Group PLC	618,436
30,529	Watches of Switzerland Group PLC*(c)	380,185
238,905	WH Smith PLC*	4,100,583
33,753	Whitbread PLC	1,072,737
23,207	WPP PLC	246,865

	Total United Kingdom	213,767,977

United States - 0.3%
1,242	Booking Holdings Inc.*	2,582,677
24,343	International Game Technology PLC	597,377

	Total United States	3,180,054

Uruguay - 0.0%@
303	MercadoLibre Inc.*	282,089

	TOTAL COMMON STOCKS (Cost - $1,122,128,598)	1,208,754,905

Schedules of Investments

(continued)

International Equity Fund

Shares/Units		Security	Value
PREFERRED STOCKS - 0.3%
Germany - 0.3%
1,161		Bayerische Motoren Werke AG, Class Preferred Shares	$99,990
15,858		Dr ING hc F Porsche AG, Class Preferred Shares*	1,802,447
3,620		Henkel AG & Co. KGaA, Class Preferred Shares	257,871
3,111		Porsche Automobil Holding SE, Class Preferred Shares	188,936
494		Sartorius AG, Class Preferred Shares	183,744
3,870		Volkswagen AG, Class Preferred Shares	563,882

		TOTAL PREFERRED STOCKS (Cost - $2,751,787)	3,096,870

CLOSED END MUTUAL FUND SECURITY - 0.1%
United States - 0.1%
37,587		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost - $1,571,050)	1,631,652

RIGHT - 0.0%@
Switzerland - 0.0%@
53,857		Credit Suisse Group AG* (Cost - $0)	5,009

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,126,451,435)	1,213,488,436

Face Amount†
SHORT-TERM INVESTMENTS (d) - 4.1%
MONEY MARKET FUND - 1.9%
$ 24,169,829		Invesco STIT - Government & Agency Portfolio, 3.688%, Institutional Class(e) (Cost - $24,169,829)	24,169,829

TIME DEPOSITS - 2.2%
12,370	AUD	ANZ National Bank - Hongkong, 1.540% due 12/1/22	8,396
		ANZ National Bank - London:
36,671	GBP	1.910% due 12/1/22	44,207
2,037,037		3.180% due 12/1/22	2,037,037
		BBH - Grand Cayman:
71,428	DKK	0.690% due 12/1/22	9,997
625,177	NOK	1.160% due 12/1/22	63,501
271,275	SEK	1.160% due 12/1/22	25,841
1	AUD	1.540% due 12/1/22	1
8,194	NZD	3.000% due 12/1/22	5,163
1,238	ZAR	5.170% due 12/1/22	72
1,074,496	EUR	Citibank - London, 0.730% due 12/1/22	1,118,443
2,002,402		Citibank - New York, 3.180% due 12/1/22	2,002,402
306,234	HKD	HSBC Bank - Hong Kong, 3.070% due 12/1/22	39,202
24,463	SGD	HSBC Bank - Singapore, 2.440% due 12/1/22	17,978
18,308,301		JPMorgan Chase & Co. - New York, 3.180% due 12/1/22	18,308,301
		Royal Bank of Canada - Toronto:
2,311	CAD	2.570% due 12/1/22	1,718
123,613		3.180% due 12/1/22	123,613
965,558		Skandinaviska Enskilda Banken AB - Stockholm, 3.180% due 12/1/22	965,558
434,528	CHF	Skandinaviska Enskilda Banken AB – Stockholm, (0.120)% due 12/1/22	459,283
		Sumitomo Mitsui Banking Corp. - Tokyo:
20,345,205	JPY	(0.240)% due 12/1/22	147,327
2,142,879		3.180% due 12/1/22	2,142,879

		TOTAL TIME DEPOSITS (Cost - $27,520,919)	27,520,919

		TOTAL SHORT-TERM INVESTMENTS (Cost - $51,690,748)	51,690,748

		TOTAL INVESTMENTS - 101.5% (Cost - $1,178,142,183)	1,265,179,184

		Liabilities in Excess of Other Assets - (1.5)%	(19,283,026)

		TOTAL NET ASSETS - 100.0%	$1,245,896,158

Schedules of Investments

(continued)

International Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $19,324,050 and represents 1.6% of net assets.

(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.2%.
(e)	Represents investments of collateral received from securities lending transactions.

At November 30, 2022, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$ 1,178,142,183	$ 240,439,530	$ (153,304,766)	$ 87,134,764

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	17.7%
Health Care	15.1
Financials	14.8
Information Technology	11.7
Consumer Discretionary	10.1
Consumer Staples	10.0
Materials	6.6
Utilities	3.6
Energy	3.5
Communication Services	2.6
Real Estate	2.1
Short-Term Investments	2.2

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(continued)

International Equity Fund

At November 30, 2022, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 December Futures	17	12/22	$631,462	$701,619	$70,157
FTSE 100 Index December Futures	5	12/22	434,686	458,030	23,344
SPI 200 Index December Futures	2	12/22	239,746	248,049	8,303
TOPIX Index December Futures	2	12/22	292,248	288,207	(4,041)

					$97,763

At November 30, 2022, International Equity Fund had deposited cash of $155,624 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.8%
Brazil - 6.4%
118,589	Ambev SA	$363,659
17,493	Americanas SA	35,582
16,348	Atacadao SA	50,289
1,031,282	B3 SA - Brasil Bolsa Balcao	2,528,791
47,344	Banco Bradesco SA	125,485
30,297	Banco BTG Pactual SA	146,889
250,656	Banco do Brasil SA	1,703,389
10,285	Banco Santander Brasil SA	54,798
359,132	BB Seguridade Participacoes SA	2,166,621
14,894	BRF SA*	27,025
566,555	CCR SA	1,288,840
26,664	Centrais Eletricas Brasileiras SA	243,964
9,855	Cia de Saneamento Basico do Estado de Sao Paulo	114,448
19,970	Cia Siderurgica Nacional SA	55,854
308,000	Clear Sale SA*	338,168
794,837	Cosan SA	2,760,457
4,470	CPFL Energia SA	30,050
5,411	Energisa SA	45,141
104,178	Engie Brasil Energia SA	792,648
26,054	Equatorial Energia SA	138,262
196,900	Fleury SA	672,452
125,466	Hapvida Participacoes e Investimentos SA(a)	125,671
8,769	Hypera SA	75,064
145,900	Infracommerce CXAAS SA*	129,558
21,515	JBS SA	91,381
780,700	JSL SA	911,305
21,857	Klabin SA	82,940
18,473	Localiza Rent a Car SA	213,855
56	Localiza Rent a Car SA*	616
294,900	Locaweb Servicos de Internet SA*(a)	477,157
26,430	Lojas Renner SA	117,857
86,120	Magazine Luiza SA*	56,567
447,800	Movida Participacoes SA	764,232
24,749	Natura & Co. Holding SA	55,824
581,790	Odontoprev SA	946,957
17,149	Petro Rio SA*	119,083
95,618	Petroleo Brasileiro SA	559,729
169,501	Petróleo Brasileiro SA, ADR	1,981,467
24,959	Raia Drogasil SA	110,817
140,586	Rede D’Or Sao Luiz SA(a)	841,106
37,569	Rumo SA	140,825
20,608	Sendas Distribuidora SA*	79,590
18,853	Suzano SA	193,015
18,442	TIM SA	46,180
12,300	TOTVS SA	73,115
16,567	Ultrapar Participações SA	45,315
97,673	Vale SA	1,612,550
75,153	Vale SA, Class B Shares, ADR	1,240,025
809,700	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,068,116
49,547	Vasta Platform Ltd., Class A Shares*	200,170
218,950	Vibra Energia SA	697,148
467,508	WEG SA	3,512,051
153,100	Westwing Comercio Varejista Ltd.*	26,247

	Total Brazil	31,278,345

Chile - 0.7%
155,996	Antofagasta PLC	2,679,203
1,214,320	Banco de Chile	114,887

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.7% - (continued)
1,100	Banco de Credito e Inversiones SA	$29,788
1,951,337	Banco Santander Chile	75,862
44,296	Cencosud SA	65,859
2,598	Cia Cervecerias Unidas SA	15,742
448,463	Cia Sud Americana de Vapores SA	36,512
31,677	Empresas CMPC SA	52,469
9,480	Empresas COPEC SA	66,259
473,707	Enel Americas SA	62,771
564,409	Enel Chile SA	25,669
23,830	Falabella SA	42,549

	Total Chile	3,267,570

China - 25.3%
1,844	360 DigiTech Inc., ADR	28,932
9,300	360 Security Technology Inc., Class A Shares	9,164
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	9,849
32,500	3SBio Inc.(a)	34,444
20,000	AAC Technologies Holdings Inc.*	47,027
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares*	11,215
3,000	AECC Aviation Power Co., Ltd., Class A Shares	19,484
147,000	Agricultural Bank of China Ltd., Class A Shares	60,116
749,000	Agricultural Bank of China Ltd., Class H Shares(b)	250,830
13,444	Aier Eye Hospital Group Co., Ltd., Class A Shares	52,046
74,000	Air China Ltd., Class H Shares*(b)	59,274
4,139	Airtac International Group	129,153
508,776	Alibaba Group Holding Ltd.*	5,552,115
39,644	Alibaba Group Holding Ltd., ADR*	3,471,229
1,341,250	A-Living Smart City Services Co., Ltd.(a)	1,568,161
31,400	Aluminum Corp. of China Ltd., Class A Shares	20,092
74,000	Aluminum Corp. of China Ltd., Class H Shares(b)	31,386
1,600	Amlogic Shanghai Co., Ltd., Class A Shares*	17,233
2,500	Angel Yeast Co., Ltd., Class A Shares	15,593
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	24,908
354,837	Anhui Conch Cement Co., Ltd., Class H Shares(b)	1,288,932
500	Anhui Gujing Distillery Co., Ltd., Class A Shares	17,053
2,300	Anhui Gujing Distillery Co., Ltd., Class B Shares	33,662
1,800	Anhui Kouzi Distillery Co., Ltd., Class A Shares	12,095
600	Anjoy Foods Group Co., Ltd., Class A Shares	13,481
31,200	ANTA Sports Products Ltd.	369,288
700	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	13,480
1,865	Autohome Inc., ADR	55,764
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	14,970
8,800	AVIC Electromechanical Systems Co., Ltd., Class A Shares	13,880
34,799	AVIC Industry-Finance Holdings Co., Ltd., Class A Shares	16,907
76,000	AviChina Industry & Technology Co., Ltd., Class H Shares(b)	35,765
2,200	AVICOPTER PLC, Class A Shares	15,009
56,768	Baidu Inc., Class A Shares*	767,026
19,200	Bank of Beijing Co., Ltd., Class A Shares	11,709
12,800	Bank of Chengdu Co., Ltd., Class A Shares	28,013
58,930	Bank of China Ltd., Class A Shares	26,357
2,034,000	Bank of China Ltd., Class H Shares(b)	724,477
39,800	Bank of Communications Co., Ltd., Class A Shares	26,672
260,000	Bank of Communications Co., Ltd., Class H Shares(b)	147,081
4,600	Bank of Hangzhou Co., Ltd., Class A Shares	8,660
19,890	Bank of Jiangsu Co., Ltd., Class A Shares	21,015
16,600	Bank of Nanjing Co., Ltd., Class A Shares	24,395
8,290	Bank of Ningbo Co., Ltd., Class A Shares	37,974
29,640	Bank of Shanghai Co., Ltd., Class A Shares	25,150
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	24,194
15,262	BeiGene Ltd.*	225,548
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(b)	34,975
14,900	Beijing Dabeinong Technology Group Co., Ltd., Class A Shares*	19,749

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.3% - (continued)
496	Beijing Kingsoft Office Software Inc., Class A Shares	$18,052
2,000	Beijing New Building Materials PLC, Class A Shares	7,464
280	Beijing Roborock Technology Co., Ltd., Class A Shares	10,346
4,800	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	15,155
1,885	Beijing United Information Technology Co., Ltd., Class A Shares	27,684
870	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares	20,272
55,900	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	39,253
200	Betta Pharmaceuticals Co., Ltd., Class A Shares	1,438
1,000	BGI Genomics Co., Ltd., Class A Shares	8,567
4,607	Bilibili Inc., Class Z Shares*	79,014
38,300	BOE Technology Group Co., Ltd., Class A Shares	19,517
2,500	BYD Co., Ltd., Class A Shares	93,283
21,500	BYD Co., Ltd., Class H Shares(b)	540,007
14,500	BYD Electronic International Co., Ltd.	48,056
5,800	By-health Co., Ltd., Class A Shares	16,452
315,000	CGN Power Co., Ltd., Class H Shares(a)(b)	76,406
1,200	Changchun High & New Technology Industry Group Inc., Class A Shares	29,004
1,100	Changjiang Securities Co., Ltd., Class A Shares	881
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	16,866
2,300	Chengxin Lithium Group Co., Ltd., Class A Shares	13,958
12,400	China Baoan Group Co., Ltd., Class A Shares	23,149
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(b)	33,652
238,000	China CITIC Bank Corp., Ltd., Class H Shares(b)	105,694
43,000	China Coal Energy Co., Ltd., Class H Shares(b)	39,620
84,000	China Communications Services Corp., Ltd., Class H Shares(b)	28,906
77,000	China Conch Environment Protection Holdings Ltd.*	33,296
41,500	China Conch Venture Holdings Ltd.	94,577
21,100	China Construction Bank Corp., Class A Shares	16,756
7,134,224	China Construction Bank Corp., Class H Shares(b)	4,333,361
6,200	China CSSC Holdings Ltd., Class A Shares	22,233
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	20,758
47,400	China Energy Engineering Corp., Ltd., Class A Shares	16,508
30,812	China Everbright Bank Co., Ltd., Class A Shares	13,092
160,000	China Everbright Bank Co., Ltd., Class H Shares(b)	47,683
47,000	China Evergrande Group*(c)(d)	6,460
92,000	China Feihe Ltd.(a)	74,882
13,200	China Galaxy Securities Co., Ltd., Class A Shares	18,692
92,500	China Galaxy Securities Co., Ltd., Class H Shares(b)	46,136
1,500	China Greatwall Technology Group Co., Ltd., Class A Shares	2,560
69,500	China Hongqiao Group Ltd.	65,375
3,100	China International Capital Corp., Ltd., Class A Shares	17,093
34,000	China International Capital Corp., Ltd., Class H Shares(a)(b)	64,124
7,200	China Jushi Co., Ltd., Class A Shares	14,718
22,000	China Lesso Group Holdings Ltd.	26,894
4,800	China Life Insurance Co., Ltd., Class A Shares	24,747
188,000	China Life Insurance Co., Ltd., Class H Shares(b)	288,914
8,800	China Literature Ltd.*(a)	31,890
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(b)	97,741
558,000	China Medical System Holdings Ltd.	816,158
14,000	China Meidong Auto Holdings., Ltd.	26,707
30,200	China Merchants Bank Co., Ltd., Class A Shares	151,007
762,391	China Merchants Bank Co., Ltd., Class H Shares(b)	3,875,718
9,230	China Merchants Securities Co., Ltd., Class A Shares	17,765
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	32,349
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	27,994
156,200	China Minsheng Banking Corp., Ltd., Class H Shares(b)	53,926
104,000	China National Building Material Co., Ltd., Class H Shares(b)	92,775
13,800	China National Chemical Engineering Co., Ltd., Class A Shares	16,561
18,900	China National Nuclear Power Co., Ltd., Class A Shares	16,813
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	19,456
60,000	China Oilfield Services Ltd., Class H Shares(b)	75,158

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.3% - (continued)
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	$36,469
71,400	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	162,933
38,900	China Petroleum & Chemical Corp., Class A Shares	24,994
640,000	China Petroleum & Chemical Corp., Class H Shares(b)	303,822
27,800	China Railway Group Ltd., Class A Shares	23,300
116,000	China Railway Group Ltd., Class H Shares(b)	65,337
3,100	China Rare Earth Resources & Technology Co., Ltd., Class A Shares*	14,452
2,536	China Resources Microelectronics Ltd., Class A Shares	19,257
17,200	China Resources Mixc Lifestyle Services Ltd.(a)	81,982
2,600	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.	21,847
10,099	China Shenhua Energy Co., Ltd., Class A Shares	43,938
276,500	China Shenhua Energy Co., Ltd., Class H Shares(b)	853,822
20,400	China Southern Airlines Co., Ltd., Class A Shares*	21,606
44,000	China Southern Airlines Co., Ltd., Class H Shares*(b)	26,238
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	48,092
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	34,378
3,535	China Tourism Group Duty Free Corp., Ltd., Class A Shares	100,093
1,186,000	China Tower Corp., Ltd., Class H Shares(a)(b)	128,623
40,000	China United Network Communications Ltd., Class A Shares	25,107
15,600	China Vanke Co., Ltd., Class A Shares	41,334
647,795	China Vanke Co., Ltd., Class H Shares(b)	1,337,722
31,600	China Yangtze Power Co., Ltd., Class A Shares	95,293
1,200	China Zhenhua Group Science & Technology Co., Ltd., Class A Shares	19,539
40,300	China Zheshang Bank Co., Ltd., Class A Shares*	16,907
56,000	Chinasoft International Ltd.*	48,068
1,500	Chongqing Brewery Co., Ltd., Class A Shares	23,613
18,382	Chongqing Changan Automobile Co., Ltd., Class A Shares	35,521
2,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	25,876
148,000	CITIC Ltd.	152,394
17,365	CITIC Securities Co., Ltd., Class A Shares	49,195
53,425	CITIC Securities Co., Ltd., Class H Shares(b)	107,636
26,600	CMOC Group Ltd., Class A Shares	17,679
96,000	CMOC Group Ltd., Class H Shares(b)	44,943
1,300	CNGR Advanced Material Co., Ltd., Class A Shares	14,099
44,300	Contemporary Amperex Technology Co., Ltd., Class A Shares	2,435,038
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares*	11,592
20,720	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	37,344
81,250	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(b)	88,081
207,000	Country Garden Holdings Co., Ltd.	81,274
52,000	Country Garden Services Holdings Co., Ltd.	129,974
31,400	CRRC Corp., Ltd., Class A Shares	23,965
85,000	CRRC Corp., Ltd., Class H Shares(b)	35,006
8,700	CSC Financial Co., Ltd., Class A Shares	30,567
233,120	CSPC Pharmaceutical Group Ltd.	301,588
59,000	Dali Foods Group Co., Ltd.(a)	27,917
21,700	Daqin Railway Co., Ltd., Class A Shares	21,135
1,342	Daqo New Energy Corp., ADR*	76,373
2,736	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	16,464
800	DHC Software Co., Ltd., Class A Shares	680
7,000	Dongfang Electric Corp., Ltd., Class A Shares	24,177
62,000	Dongfeng Motor Group Co., Ltd., Class H Shares(b)	34,991
52,000	Dongyue Group Ltd.	57,910
22,438	East Money Information Co., Ltd., Class A Shares	59,564
900	Ecovacs Robotics Co., Ltd., Class A Shares	9,233
140,100	ENN Energy Holdings Ltd.	1,970,742
315,999	ENN Natural Gas Co., Ltd., Class A Shares	835,197
2,581	Eve Energy Co., Ltd., Class A Shares	30,739
7,300	Everbright Securities Co., Ltd., Class A Shares	16,886
2,900	Flat Glass Group Co., Ltd., Class A Shares	14,604
11,000	Flat Glass Group Co., Ltd., Class H Shares(b)(e)	28,472
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	17,732

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.3% - (continued)
6,655	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	$67,129
76,500	Fosun International Ltd.	58,402
16,400	Founder Securities Co., Ltd., Class A Shares	15,858
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	19,513
907,000	Fu Shou Yuan International Group Ltd.	663,066
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	21,710
17,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(b)	77,798
60,620	Ganfeng Lithium Group Co., Ltd., Class A Shares	706,012
8,120	Ganfeng Lithium Group Co., Ltd., Class H Shares(a)(b)	71,638
51,400	GD Power Development Co., Ltd., Class A Shares*	33,157
19,684	GDS Holdings Ltd., Class A Shares*	37,976
15,100	GEM Co., Ltd., Class A Shares	17,603
9,300	Gemdale Corp., Class A Shares	15,577
32,000	Genscript Biotech Corp.*	82,477
8,200	GF Securities Co., Ltd., Class A Shares	18,767
31,600	GF Securities Co., Ltd., Class H Shares(b)	46,001
924	Gigadevice Semiconductor Inc., Class A Shares	13,338
900	Ginlong Technologies Co., Ltd., Class A Shares*	25,564
117,300	GoerTek Inc., Class A Shares	303,998
2,000	Gotion High-tech Co., Ltd., Class A Shares	9,146
4,100	Great Wall Motor Co., Ltd., Class A Shares	18,810
77,000	Great Wall Motor Co., Ltd., Class H Shares(b)	113,714
241,500	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,106,550
22,000	Greentown China Holdings Ltd.	37,544
32,000	Greentown Service Group Co., Ltd.	21,992
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	17,693
1,000	Guangdong Kinlong Hardware Products Co., Ltd., Class A Shares	14,803
7,700	Guanghui Energy Co., Ltd., Class A Shares	11,679
88,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(b)	63,371
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	10,852
2,300	Guangzhou Great Power Energy & Technology Co., Ltd.*	24,874
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	9,729
1,100	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Shares	10,705
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares	5,231
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	20,670
9,400	Guosen Securities Co., Ltd., Class A Shares	12,236
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	33,104
5,900	Guoyuan Securities Co., Ltd., Class A Shares	5,835
40,000	Haichang Ocean Park Holdings Ltd.*(a)	16,539
34,000	Haidilao International Holding Ltd.*(a)	84,622
7,300	Haier Smart Home Co., Ltd., Class A Shares	25,559
62,200	Haier Smart Home Co., Ltd., Class H Shares(b)	206,138
16,000	Haitian International Holdings Ltd.	41,578
9,300	Haitong Securities Co., Ltd., Class A Shares	11,852
91,600	Haitong Securities Co., Ltd., Class H Shares(b)	56,455
2,520	Hangzhou First Applied Material Co., Ltd., Class A Shares	21,650
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	14,133
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	5,088
3,700	Hangzhou Tigermed Consulting Co., Ltd., Class H Shares(a)(b)	35,126
40,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	75,907
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	19,074
316,000	Hengan International Group Co., Ltd.	1,456,298
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	25,771
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares	3,050
43,300	Hesteel Co., Ltd., Class A Shares	15,047
1,399	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	20,192
2,800	Hongfa Technology Co., Ltd., Class A Shares	13,899
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	11,527
12,000	Hua Hong Semiconductor Ltd.*(a)	42,133
38,500	Huadian Power International Corp., Ltd., Class A Shares	32,409
1,694	Huadong Medicine Co., Ltd., Class A Shares	9,925

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.3% - (continued)
2,260	Hualan Biological Engineering Inc., Class A Shares	$6,594
22,500	Huaneng Power International Inc., Class A Shares*	24,847
108,000	Huaneng Power International Inc., Class H Shares*(b)	49,867
7,200	Huatai Securities Co., Ltd., Class A Shares	13,426
48,200	Huatai Securities Co., Ltd., Class H Shares(a)(b)	55,768
10,500	Huaxia Bank Co., Ltd., Class A Shares	7,830
1,600	Huaxin Cement Co., Ltd., Class A Shares	3,543
335,299	Huayu Automotive Systems Co., Ltd., Class A Shares	883,328
4,702	Huazhu Group Ltd., ADR	179,993
3,600	Hubei Xingfa Chemicals Group Co., Ltd., Class A Shares	15,802
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	15,682
7,400	Humanwell Healthcare Group Co., Ltd., Class A Shares	23,666
3,785	Hundsun Technologies Inc., Class A Shares	21,613
7,200	Hygeia Healthcare Holdings Co., Ltd.*(a)	45,665
3,900	Iflytek Co., Ltd., Class A Shares	17,934
200	Imeik Technology Development Co., Ltd., Class A Shares	13,683
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	50,245
1,458,000	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	734,930
31,400	Industrial Bank Co., Ltd., Class A Shares	79,393
19,760	Industrial Securities Co., Ltd., Class A Shares*	17,164
800	Ingenic Semiconductor Co., Ltd., Class A Shares	9,076
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares	17,816
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	9,755
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	35,834
29,900	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	44,214
29,500	Innovent Biologics Inc.*(a)	118,273
3,700	Inspur Electronic Information Industry Co., Ltd., Class A Shares	11,771
6,066	iQIYI Inc., ADR*(e)	18,016
2,940	JA Solar Technology Co., Ltd., Class A Shares	24,412
1,500	Jafron Biomedical Co., Ltd., Class A Shares	6,740
2,600	Jason Furniture Hangzhou Co., Ltd., Class A Shares	13,360
4,000	JCET Group Co., Ltd., Class A Shares	14,375
28,250	JD Health International Inc.*(a)	252,925
44,175	JD.com Inc., ADR	2,525,927
77,694	JD.com Inc., Class A Shares	2,212,341
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	14,095
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(b)	21,660
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	18,274
10,301	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares	58,593
1,000	Jiangsu King’S Luck Brewery JSC Ltd., Class A Shares	6,012
2,600	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	52,302
1,100	Jiangsu Yangnong Chemical Co., Ltd., Class A Shares	16,555
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	14,719
5,300	Jiangxi Copper Co., Ltd., Class A Shares	13,148
19,000	Jiangxi Copper Co., Ltd., Class H Shares(b)	27,629
610,000	Jinxin Fertility Group Ltd.(a)	479,649
800	JiuGui Liquor Co., Ltd., Class A Shares	13,592
16,000	Jiumaojiu International Holdings Ltd.(a)	40,875
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	11,827
2,100	Joinn Laboratories China Co., Ltd., Class A Shares	17,483
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	14,986
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares	11,582
1,500	Juewei Food Co., Ltd., Class A Shares	12,262
4,655	Kanzhun Ltd., ADR*	87,607
50,974	KE Holdings Inc., ADR*	862,480
66,000	Kingdee International Software Group Co., Ltd.*	112,617
5,800	Kingfa Sci. & Tech. Co., Ltd., Class A Shares	8,327
26,600	Kingsoft Corp., Ltd.	85,012
10,000	Koolearn Technology Holding Ltd.*(a)	52,485
45,600	Kuaishou Technology, Class B Shares*(a)	332,734
6,300	Kuang-Chi Technologies Co., Ltd., Class A Shares*	15,752

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.3% - (continued)
1,988	Kweichow Moutai Co., Ltd., Class A Shares	$452,772
4,200	LB Group Co., Ltd., Class A Shares	10,735
1,934,000	Lenovo Group Ltd.	1,665,612
9,000	Lens Technology Co., Ltd., Class A Shares	13,711
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	14,492
29,606	Li Auto Inc., Class A Shares*	322,218
60,500	Li Ning Co., Ltd.	484,795
14,500	Lingyi iTech Guangdong Co., Class A Shares*	10,180
46,500	Longfor Group Holdings Ltd.(a)	141,141
10,472	LONGi Green Energy Technology Co., Ltd., Class A Shares	68,716
18,864	Lufax Holding Ltd., ADR	35,087
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	49,227
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	52,999
3,400	Mango Excellent Media Co., Ltd., Class A Shares	12,246
864	Maxscend Microelectronics Co., Ltd., Class A Shares	14,281
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares*	7,223
296,400	Meituan, Class B Shares*(a)	6,365,227
36,900	Metallurgical Corp. of China Ltd., Class A Shares	17,528
15,000	Microport Scientific Corp.*	35,797
101,600	Midea Group Co., Ltd., Class A Shares	695,251
64,300	Ming Yang Smart Energy Group Ltd., Class A Shares	247,170
508,000	Minth Group Ltd.	1,375,678
2,041	Montage Technology Co., Ltd., Class A Shares	19,615
6,986	Muyuan Foods Co., Ltd., Class A Shares	47,783
4,680	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A Shares	11,690
7,600	Nanjing Securities Co., Ltd., Class A Shares	9,238
8,496	NARI Technology Co., Ltd., Class A Shares	32,173
4,906	National Silicon Industry Group Co., Ltd., Class A Shares*	13,464
700	NAURA Technology Group Co., Ltd., Class A Shares	22,499
9,700	NavInfo Co., Ltd., Class A Shares	16,241
101,625	NetEase Inc.	1,435,758
2,400	New China Life Insurance Co., Ltd., Class A Shares	9,822
28,800	New China Life Insurance Co., Ltd., Class H Shares(b)	67,404
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	12,407
39,310	New Oriental Education & Technology Group Inc.*	113,600
3,400	Ninestar Corp., Class A Shares	26,180
600	Ningbo Deye Technology Co., Ltd., Class A Shares	31,135
2,100	Ningbo Orient Wires & Cables Co., Ltd.*	21,144
1,202	Ningbo Ronbay New Energy Technology Co., Ltd., Class A Shares	13,150
5,200	Ningbo Shanshan Co., Ltd., Class A Shares	14,347
2,600	Ningbo Tuopu Group Co., Ltd., Class A Shares	25,117
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	19,202
35,105	NIO Inc., ADR*	448,642
46,000	Nongfu Spring Co., Ltd., Class H Shares(a)(b)	268,651
9,000	OFILM Group Co., Ltd., Class A Shares*	6,529
1,000	Oppein Home Group Inc., Class A Shares	15,569
14,464	Orient Securities Co., Ltd., Class A Shares	18,469
2,029	Ovctek China Inc., Class A Shares	9,130
279,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(b)	94,055
4,650	Perfect World Co., Ltd., Class A Shares	9,038
21,700	PetroChina Co., Ltd., Class A Shares	16,139
540,000	PetroChina Co., Ltd., Class H Shares(b)	245,703
1,350	Pharmaron Beijing Co., Ltd., Class A Shares	12,422
149,750	Pharmaron Beijing Co., Ltd., Class H Shares(a)(b)	856,997
170,000	PICC Property & Casualty Co., Ltd., Class H Shares(b)	171,343
12,880	Pinduoduo Inc., ADR*	1,056,675
1,551,380	Ping An Bank Co., Ltd., Class A Shares	2,890,860
15,600	Ping An Healthcare & Technology Co., Ltd.*(a)	39,309
15,800	Ping An Insurance Group Co. of China Ltd., Class A Shares	101,454
953,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	5,906,245
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	42,534

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.3% - (continued)
15,800	Pop Mart International Group Ltd.(a)	$35,342
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	28,813
202,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(b)	121,363
22,300	Power Construction Corp. of China Ltd., Class A Shares	24,253
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	29,926
21,350	Rongsheng Petrochemical Co., Ltd., Class A Shares	37,753
11,800	SAIC Motor Corp., Ltd., Class A Shares	25,534
10,100	Sailun Group Co., Ltd., Class A Shares	13,781
800	Sangfor Technologies Inc., Class A Shares	12,868
24,000	Sany Heavy Equipment International Holdings Co., Ltd.	25,747
17,700	Sany Heavy Industry Co., Ltd., Class A Shares	40,170
7,247	Satellite Chemical Co., Ltd., Class A Shares	15,028
12,700	SDIC Power Holdings Co., Ltd., Class A Shares	19,881
3,000	Seazen Holdings Co., Ltd., Class A Shares*	9,813
7,700	SF Holding Co., Ltd., Class A Shares	58,309
750	SG Micro Corp., Class A Shares	18,991
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	35,178
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	16,307
23,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(b)	46,011
89,000	Shandong Head Group Co., Ltd., Class A Shares	316,204
5,850	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	27,774
3,100	Shandong Linglong Tyre Co., Ltd., Class A Shares	8,859
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	7,450
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	10,607
72,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(b)	105,259
2,548	Shanghai Bairun Investment Holding Group Co., Ltd., Class A Shares	13,240
254,949	Shanghai Baosight Software Co., Ltd., Class A Shares	1,436,663
12,220	Shanghai Baosight Software Co., Ltd., Class B Shares	36,800
39,300	Shanghai Electric Group Co., Ltd., Class A Shares*	23,711
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	21,297
518,500	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(b)(e)	1,734,145
3,178	Shanghai Fudan Microelectronics Group Co., Ltd., Class A Shares*	34,347
2,000	Shanghai International Airport Co., Ltd., Class A Shares*	15,784
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	13,983
2,700	Shanghai Jinjiang International Hotels Co., Ltd., Class A Shares	21,376
2,342	Shanghai Junshi Biosciences Co., Ltd., Class A Shares*	22,157
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	26,211
2,200	Shanghai M&G Stationery Inc., Class A Shares	14,983
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	24,018
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(b)	28,041
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	41,303
2,760	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	21,923
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	12,466
15,700	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A Shares	16,277
17,600	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	33,155
9,000	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	24,335
3,500	Shanxi Meijin Energy Co., Ltd., Class A Shares	4,922
9,600	Shanxi Securities Co., Ltd., Class A Shares	7,644
2,040	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	74,346
4,400	Shengyi Technology Co., Ltd., Class A Shares	9,487
1,260	Shennan Circuits Co., Ltd., Class A Shares	13,639
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	28,624
500	Shenzhen Dynanonic Co., Ltd., Class A Shares	16,216
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	1,468
209,800	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,097,460
2,240	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	11,019
2,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	92,512
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	12,667
971	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	10,839
74,500	Shenzhou International Group Holdings Ltd.	678,524
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	29,791

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.3% - (continued)
4,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	$6,798
12,400	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	20,695
1,200	Sichuan Swellfun Co., Ltd., Class A Shares	10,747
5,100	Sichuan Yahua Industrial Group Co., Ltd., Class A Shares	19,904
8,000	Silergy Corp.	124,156
3,700	Sinolink Securities Co., Ltd., Class A Shares	4,791
4,000	Sinoma Science & Technology Co., Ltd., Class A Shares	13,345
2,100	Sinomine Resource Group Co., Ltd., Class A Shares	23,492
744,972	Sinopharm Group Co., Ltd., Class H Shares(b)	1,760,823
840	Skshu Paint Co., Ltd., Class A Shares*	14,453
53,000	Smoore International Holdings Ltd.(a)	81,541
12,220	Songcheng Performance Development Co., Ltd., Class A Shares	24,720
400	StarPower Semiconductor Ltd., Class A Shares	19,325
69,000	Sunac China Holdings Ltd.*(c)(d)	14,248
88,600	Sungrow Power Supply Co., Ltd., Class A Shares	1,467,163
17,500	Sunny Optical Technology Group Co., Ltd.	208,416
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	9,676
5,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	20,131
320	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	19,595
1,400	Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A Shares	12,232
8,274	TAL Education Group, ADR*	49,396
6,200	TBEA Co., Ltd., Class A Shares	19,025
18,200	TCL Technology Group Corp., Class A Shares	10,424
3,900	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares	23,122
395,831	Tencent Holdings Ltd.	14,872,598
14,526	Tencent Music Entertainment Group, ADR*	101,827
1,200	Thunder Software Technology Co., Ltd., Class A Shares	19,651
9,900	Tianma Microelectronics Co., Ltd., Class A Shares	12,947
2,300	Tianqi Lithium Corp., Class A Shares*	29,690
18,200	Tianshan Aluminum Group Co., Ltd., Class A Shares	18,673
788,000	Tingyi Cayman Islands Holding Corp.	1,287,146
24,000	Tongcheng Travel Holdings Ltd.*	51,924
5,900	Tongkun Group Co., Ltd., Class A Shares	11,887
8,200	Tongwei Co., Ltd., Class A Shares	50,674
400	Topchoice Medical Corp., Class A Shares*	7,246
601,000	Topsports International Holdings Ltd.(a)	384,272
35,000	TravelSky Technology Ltd., Class H Shares(b)	70,644
2,527	Trina Solar Co., Ltd., Class A Shares	23,285
13,864	Trip.com Group Ltd., ADR*	442,955
1,500	Tsingtao Brewery Co., Ltd., Class A Shares	21,709
16,000	Tsingtao Brewery Co., Ltd., Class H Shares(b)	151,121
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	18,388
37,000	Uni-President China Holdings Ltd.	32,542
5,960	Unisplendour Corp., Ltd., Class A Shares	16,073
11,805	Vipshop Holdings Ltd., ADR*	131,626
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	10,915
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	59,854
125,000	Want Want China Holdings Ltd.	84,860
1,280	Weibo Corp., ADR*	20,403
5,300	Weichai Power Co., Ltd., Class A Shares	8,120
899,200	Weichai Power Co., Ltd., Class H Shares(b)	1,201,399
1,900	Weihai Guangwei Composites Co., Ltd., Class A Shares	19,187
14,040	Wens Foodstuffs Group Co., Ltd., Class A Shares	35,968
11,400	Western Securities Co., Ltd., Class A Shares	10,418
2,800	Westone Information Industry Inc., Class A Shares	14,074
1,620	Will Semiconductor Co., Ltd., Class A Shares	18,841
1,600	Wingtech Technology Co., Ltd., Class A Shares	12,647
8,200	Wuchan Zhongda Group Co., Ltd., Class A Shares	5,320
1,568	Wuhan Guide Infrared Co., Ltd., Class A Shares	2,629
6,400	Wuliangye Yibin Co., Ltd., Class A Shares	143,631
7,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	13,130

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.3% - (continued)
3,864	WuXi AppTec Co., Ltd., Class A Shares	$43,062
9,248	WuXi AppTec Co., Ltd., Class H Shares(a)(b)	90,635
493,500	Wuxi Biologics Cayman Inc.*(a)	3,231,063
105,400	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	654,446
50,980	Wuxi Shangji Automation Co., Ltd., Class A Shares	846,861
700	Xiamen Faratronic Co., Ltd., Class A Shares	15,831
5,000	Xiamen Tungsten Co., Ltd., Class A Shares	15,342
389,600	Xiaomi Corp., Class B Shares*(a)	524,650
2,700	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	4,436
32,582	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(b)	35,306
1,044,000	Xinyi Solar Holdings Ltd.	1,225,166
20,722	XPeng Inc., Class A Shares*	91,833
27,500	Xtep International Holdings Ltd.	31,394
28,000	Yadea Group Holdings., Ltd.(a)	52,738
6,100	Yankuang Energy Group Co., Ltd., Class A Shares	35,148
38,000	Yankuang Energy Group Co., Ltd., Class H Shares(b)	126,369
1,050	Yealink Network Technology Corp., Ltd., Class A Shares	9,522
97,684	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	904,641
13,000	Yihai International Holding Ltd.*	40,726
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	10,581
1,100	YongXing Special Materials Technology Co., Ltd., Class A Shares	16,640
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	17,459
8,700	YTO Express Group Co., Ltd., Class A Shares	24,103
24,755	Yum China Holdings Inc.	1,369,177
4,160	Yunda Holding Co., Ltd., Class A Shares	7,283
4,200	Yunnan Baiyao Group Co., Ltd., Class A Shares	33,782
800	Yunnan Botanee Bio-Technology Group Co., Ltd., Class A Shares	14,481
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	23,085
129,550	Zai Lab Ltd.*	486,530
2,037	Zai Lab Ltd., ADR*	78,547
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	29,032
24,500	Zhaojin Mining Industry Co., Ltd., Class H Shares*(b)	27,286
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	8,159
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	8,618
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	10,826
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	9,405
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(b)	26,978
1,241	Zhejiang HangKe Technology Inc. Co., Class A Shares	8,162
4,400	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A Shares	12,700
52,058	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	465,923
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	17,561
2,900	Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A Shares	16,324
7,200	Zhejiang NHU Co., Ltd., Class A Shares	20,187
25,000	Zhejiang Supcon Technology Co., Ltd., Class A Shares	324,780
7,900	Zheshang Securities Co., Ltd., Class A Shares	12,092
18,500	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(b)	47,912
3,700	Zhongji Innolight Co., Ltd., Class A Shares	15,160
13,000	Zhongsheng Group Holdings Ltd.	66,540
17,200	Zhongtai Securities Co., Ltd., Class A Shares	16,907
15,300	Zhuzhou CRRC Times Electric Co., Ltd.	70,963
8,000	Zhuzhou Kibing Group Co., Ltd., Class A Shares	11,304
44,900	Zijin Mining Group Co., Ltd., Class A Shares	62,921
138,000	Zijin Mining Group Co., Ltd., Class H Shares(b)	180,149
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	10,961
6,400	ZTE Corp., Class A Shares	22,385
12,600	ZTE Corp., Class H Shares(b)	27,629
11,116	ZTO Express Cayman Inc., ADR	278,678

	Total China	123,255,902

Colombia - 0.0%@
7,109	Bancolombia SA	58,898
12,667	Interconexion Electrica SA ESP	51,161

	Total Colombia	110,059

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Cyprus - 0.0%@
7,431	Polymetal International PLC(c)(d)	$1
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*(c)(d)	1

	Total Cyprus	2

Czech Republic - 0.1%
4,350	CEZ AS	149,541
1,684	Komercni Banka AS	50,268
9,582	Moneta Money Bank AS(a)	29,483

	Total Czech Republic	229,292

Egypt - 0.4%
2,009,004	Cleopatra Hospital*	372,341
1,214,353	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	1,631,214
90,672	Commercial International Bank Egypt SAE, GDR	147,919
22,745	Eastern Co. SAE	11,961

	Total Egypt	2,163,435

Georgia - 0.5%
63,700	Bank of Georgia Group PLC	1,953,436
32,700	Georgia Capital PLC*	297,200

	Total Georgia	2,250,636

Germany - 0.2%
25,340	Delivery Hero SE*(a)	1,092,674

Greece - 0.3%
48,512	Alpha Services & Holdings SA*	52,238
53,636	Eurobank Ergasias Services & Holdings SA*	60,854
1,594	FF Group*(c)(d)	–
6,324	Hellenic Telecommunications Organization SA	97,078
2,114	JUMBO SA	33,456
2,559	Mytilineos SA	47,992
13,279	National Bank of Greece SA*	53,923
75,081	OPAP SA	1,039,103
6,832	Public Power Corp. SA*	47,164

	Total Greece	1,431,808

Hong Kong - 2.3%
375,000	AIA Group Ltd.	3,824,252
116,000	Alibaba Health Information Technology Ltd.*	97,069
127,000	ASMPT Ltd.	948,315
11,000	Beijing Enterprises Holdings Ltd.	35,042
138,000	Beijing Enterprises Water Group Ltd.	36,735
106,000	Bosideng International Holdings Ltd.	52,268
862,000	Brilliance China Automotive Holdings Ltd.*	491,046
9,000	C&D International Investment Group Ltd.*	21,107
2,393,000	China Education Group Holdings Ltd.	2,542,496
100,888	China Everbright Environment Group Ltd.	46,524
78,000	China Gas Holdings Ltd.	99,808
156,000	China Jinmao Holdings Group Ltd.	36,707
82,000	China Mengniu Dairy Co., Ltd.*	366,883
39,538	China Merchants Port Holdings Co., Ltd.	57,620
98,000	China Overseas Land & Investment Ltd.	265,842
20,000	China Overseas Property Holdings Ltd.	22,329
130,000	China Power International Development Ltd.	50,393
40,000	China Resources Beer Holdings Co., Ltd.	277,064
54,000	China Resources Cement Holdings Ltd.	29,258
26,000	China Resources Gas Group Ltd.	92,234
82,000	China Resources Land Ltd.	382,498
46,000	China Resources Power Holdings Co., Ltd.	85,489
128,000	China Ruyi Holdings Ltd.*	28,191
56,000	China State Construction International Holdings Ltd.	67,636
35,800	China Taiping Insurance Holdings Co., Ltd.	36,632
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	36,053
51,000	Chow Tai Fook Jewellery Group Ltd.	90,069

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.3% - (continued)
46,000	COSCO SHIPPING Ports Ltd.	$34,979
46,000	Far East Horizon Ltd.	35,018
518,000	GCL Technology Holdings Ltd.*	161,798
154,000	Geely Automobile Holdings Ltd.	229,328
82,000	Guangdong Investment Ltd.	75,715
1,609	Hopson Development Holdings Ltd.	1,837
79	HUTCHMED China Ltd., ADR*	958
18,000	Kingboard Holdings Ltd.	59,560
20,500	Kingboard Laminates Holdings Ltd.	21,618
110,000	Kunlun Energy Co., Ltd.	84,515
38,000	Nine Dragons Paper Holdings Ltd.	30,386
3,000	Orient Overseas International Ltd.	56,275
26,000	Shenzhen International Holdings Ltd.	23,976
23,500	Shimao Group Holdings Ltd.*(c)(d)	5,459
302,750	Sino Biopharmaceutical Ltd.	179,511
13,000	Vinda International Holdings Ltd.	33,918
12,800	Yuexiu Property Co., Ltd.	16,193

	Total Hong Kong	11,170,604

Hungary - 0.9%
99,365	MOL Hungarian Oil & Gas PLC	721,462
126,009	OTP Bank Nyrt	3,464,197
3,854	Richter Gedeon Nyrt	83,355

	Total Hungary	4,269,014

India - 14.4%
1,926	ACC Ltd.	61,062
6,883	Adani Enterprises Ltd.	333,637
7,928	Adani Green Energy Ltd.*	208,257
12,475	Adani Ports & Special Economic Zone Ltd.	136,046
15,516	Adani Power Ltd.*	64,058
6,720	Adani Total Gas Ltd.	303,680
6,994	Adani Transmission Ltd.*	256,514
17,967	Ambuja Cements Ltd.	127,673
2,536	Apollo Hospitals Enterprise Ltd.	148,532
60,089	Asian Paints Ltd.	2,376,250
2,666	AU Small Finance Bank Ltd.(a)	21,136
8,684	Aurobindo Pharma Ltd.	50,478
4,163	Avenue Supermarts Ltd.*(a)	208,147
133,122	Axis Bank Ltd.	1,488,531
17,728	Bajaj Auto Ltd.	815,944
6,979	Bajaj Finance Ltd.	585,170
9,840	Bajaj Finserv Ltd.	200,127
2,275	Balkrishna Industries Ltd.	57,724
13,938	Bandhan Bank Ltd.*(a)	41,061
7,050	Berger Paints India Ltd.	53,848
104,457	Bharat Electronics Ltd.	136,009
6,110	Bharat Forge Ltd.	64,876
235,223	Bharat Petroleum Corp., Ltd.	990,483
55,675	Bharti Airtel Ltd.	585,745
14,037	Biocon Ltd.	49,033
2,714	Britannia Industries Ltd.	146,581
144,823	Cholamandalam Investment & Finance Co., Ltd.	1,293,771
12,999	Cipla Ltd.	183,554
38,514	Coal India Ltd.	108,787
3,227	Colgate-Palmolive India Ltd.	64,997
6,095	Container Corp. Of India Ltd.	58,374
17,377	Dabur India Ltd.	126,469
115,247	Delhivery Ltd.*	476,880
3,205	Divi’s Laboratories Ltd.	135,143
17,785	DLF Ltd.	88,789
2,884	Dr Reddy’s Laboratories Ltd.	160,777
3,578	Eicher Motors Ltd.	154,762

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 14.4% - (continued)
68,236	GAIL India Ltd.	$79,644
10,486	Godrej Consumer Products Ltd.*	114,466
3,584	Godrej Properties Ltd.*	58,318
6,440	Grasim Industries Ltd.	139,368
6,619	Havells India Ltd.	103,303
27,930	HCL Technologies Ltd.	385,296
117,780	HDFC Bank Ltd.	2,353,232
88,377	HDFC Bank Ltd., ADR	6,236,765
24,078	HDFC Life Insurance Co., Ltd.(a)	175,660
2,816	Hero MotoCorp Ltd.	99,263
34,365	Hindalco Industries Ltd.	192,919
18,466	Hindustan Petroleum Corp., Ltd.	54,775
21,021	Hindustan Unilever Ltd.	696,070
43,919	Housing Development Finance Corp., Ltd.	1,465,904
131,323	ICICI Bank Ltd.	1,555,413
258,381	ICICI Bank Ltd., ADR	6,128,797
6,160	ICICI Lombard General Insurance Co., Ltd.(a)	91,936
9,181	ICICI Prudential Life Insurance Co., Ltd.(a)	54,121
20,127	Indian Hotels Co., Ltd.*	79,557
74,260	Indian Oil Corp., Ltd.	70,535
4,984	Indian Railway Catering & Tourism Corp., Ltd.	45,641
5,863	Indraprastha Gas Ltd.	32,075
520,100	Indus Towers Ltd.	1,283,497
2,093	Info Edge India Ltd.	103,997
85,864	Infosys Ltd.	1,757,216
2,555	InterGlobe Aviation Ltd.*(a)	61,339
76,832	ITC Ltd.	323,530
10,437	Jindal Steel & Power Ltd.	69,069
20,967	JSW Steel Ltd.	193,081
10,215	Jubilant Foodworks Ltd.	69,776
123,739	Kotak Mahindra Bank Ltd.	2,981,482
2,733	Larsen & Toubro Infotech Ltd., (Restricted, cost - $183,758, acquired 11/30/21)(a)(f)	164,722
18,008	Larsen & Toubro Ltd.	461,657
5,715	Lupin Ltd.	54,050
22,413	Mahindra & Mahindra Ltd.	363,998
12,963	Marico Ltd.	81,172
22,126	Maruti Suzuki India Ltd.	2,453,742
2,290	Mphasis Ltd.	57,665
50	MRF Ltd.	58,058
3,147	Muthoot Finance Ltd.	41,911
878	Nestle India Ltd.	218,517
99,169	NTPC Ltd.	211,191
55,740	Oberoi Realty Ltd.	638,492
63,200	Oil & Natural Gas Corp., Ltd.	109,846
152	Page Industries Ltd.	89,060
367,092	Petronet LNG Ltd.	962,258
57,000	Phoenix Mills Ltd. (The)	1,022,977
2,406	PI Industries Ltd.	103,729
3,794	Pidilite Industries Ltd.	130,548
76,988	Power Grid Corp. of India Ltd.	213,420
354,354	Reliance Industries Ltd.	11,964,359
62,000	ReNew Energy Global PLC, Class A Shares*	376,340
54,912	Samvardhana Motherson International Ltd.	50,856
5,631	SBI Cards & Payment Services Ltd.	57,339
11,707	SBI Life Insurance Co., Ltd.(a)	187,238
257	Shree Cement Ltd.	75,407
5,206	Shriram Transport Finance Co., Ltd.	87,197
2,065	Siemens Ltd.	70,743
3,876	SRF Ltd.	114,113
45,738	State Bank of India	342,476
24,519	Sun Pharmaceutical Industries Ltd.	318,158

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 14.4% - (continued)
23,572	Tata Consultancy Services Ltd.	$995,280
15,654	Tata Consumer Products Ltd.	157,913
865	Tata Elxsi Ltd.	74,402
43,335	Tata Motors Ltd.*	237,254
38,627	Tata Power Co., Ltd. (The)	107,813
184,710	Tata Steel Ltd.	247,100
15,635	Tech Mahindra Ltd.	210,524
123,145	Titan Co., Ltd.	4,053,380
3,014	Torrent Pharmaceuticals Ltd.	61,228
4,476	Trent Ltd.	81,412
2,048	Tube Investments of India Ltd.*	69,749
1,578	TVS Motor Co., Ltd.*	20,326
20,209	UltraTech Cement Ltd.	1,766,013
7,945	United Spirits Ltd.*	91,807
145,067	UPL Ltd.	1,417,324
2,508	Varun Beverages Ltd.*	38,518
18,794	Vedanta Ltd.	71,039
34,605	Wipro Ltd.	175,451
241,179	Yes Bank Ltd.*(d)	51,336
53,686	Zomato Ltd.*	44,134

	Total India	70,472,192

Indonesia - 2.8%
402,400	Adaro Energy Indonesia Tbk PT	98,989
197,700	Aneka Tambang Tbk	25,309
2,525,300	Astra International Tbk PT	976,017
6,320,000	Bank BTPN Syariah Tbk PT	1,286,599
1,425,500	Bank Central Asia Tbk PT	848,185
101,000	Bank Jago Tbk PT*	29,875
2,635,724	Bank Mandiri Persero Tbk PT	1,770,923
200,200	Bank Negara Indonesia Persero Tbk PT	126,875
12,733,724	Bank Rakyat Indonesia Persero Tbk PT	4,048,681
810,800	Barito Pacific Tbk PT	40,870
174,600	Charoen Pokphand Indonesia Tbk PT	63,463
86,100	Indah Kiat Pulp & Paper Tbk PT	55,131
69,500	Indofood CBP Sukses Makmur Tbk PT	44,793
143,200	Indofood Sukses Makmur Tbk PT	58,913
492,600	Kalbe Farma Tbk PT	65,081
326,849	Merdeka Copper Gold Tbk PT*	87,290
505,900	Sarana Menara Nusantara Tbk PT	36,361
69,600	Semen Indonesia Persero Tbk PT	33,808
459,700	Sumber Alfaria Trijaya Tbk PT	90,594
7,499,087	Telkom Indonesia Persero Tbk PT	1,928,287
37,266	Telkom Indonesia Persero Tbk PT, ADR	949,538
188,500	Unilever Indonesia Tbk PT	57,516
344,300	United Tractors Tbk PT	673,998
75,800	Vale Indonesia Tbk PT*	35,760

	Total Indonesia	13,432,856

Kazakhstan - 0.4%
24,070	Kaspi.KZ JSC, GDR	1,828,798
840	Kaspi.KZ JSC, GDR(a)	63,756

	Total Kazakhstan	1,892,554

Kuwait - 0.4%
41,935	Agility Public Warehousing Co., KSC	108,268
30,927	Boubyan Bank KSCP	85,084
40,976	Gulf Bank KSCP	45,345
44,000	Humansoft Holding Co. KSC	481,162
189,463	Kuwait Finance House KSCP	537,045
13,177	Mabanee Co., KPSC	37,938
58,759	Mobile Telecommunications Co., KSCP	112,472
183,071	National Bank of Kuwait SAKP	669,302

	Total Kuwait	2,076,616

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Luxembourg - 0.1%
3,985	Reinet Investments SCA	$70,208
18,983	Ternium SA, ADR	597,775

	Total Luxembourg	667,983

Malaysia - 0.5%
46,100	AMMB Holdings Bhd	43,470
59,300	Axiata Group Bhd	43,687
174,207	CIMB Group Holdings Bhd	228,116
120,100	Dialog Group Bhd	61,903
84,300	DiGi.Com Bhd	76,209
65,800	Genting Bhd	65,738
80,300	Genting Malaysia Bhd	48,338
20,100	HAP Seng Consolidated Bhd	30,098
39,400	Hartalega Holdings Bhd	15,454
15,800	Hong Leong Bank Bhd	74,106
2,900	Hong Leong Financial Group Bhd	12,081
36,300	IHH Healthcare Bhd	47,339
77,400	Inari Amertron Bhd	47,056
56,900	IOI Corp. Bhd	49,234
11,700	Kuala Lumpur Kepong Bhd	55,300
121,509	Malayan Banking Bhd	235,778
25,900	Malaysia Airports Holdings Bhd*	37,523
57,900	Maxis Bhd	50,121
34,300	MISC Bhd	55,528
45,300	MR DIY Group M Bhd(a)	21,474
1,600	Nestle Malaysia Bhd	49,984
59,300	Petronas Chemicals Group Bhd	114,291
8,600	Petronas Dagangan Bhd	45,966
18,400	Petronas Gas Bhd	69,584
12,800	PPB Group Bhd	49,699
94,700	Press Metal Aluminium Holdings Bhd	104,162
372,400	Public Bank Bhd	377,478
31,500	QL Resources Bhd	39,460
54,100	RHB Bank Bhd	68,460
77,200	Sime Darby Bhd	37,320
56,800	Sime Darby Plantation Bhd	54,543
31,400	Telekom Malaysia Bhd	39,752
67,600	Tenaga Nasional Bhd	143,444
123,200	Top Glove Corp. Bhd	24,346

	Total Malaysia	2,517,042

Mexico - 3.2%
70,338	Alfa SAB de CV, Class A Shares	49,209
48,514	America Movil SAB de CV, Class L Shares, ADR	944,082
706,389	America Movil SAB de CV, Series L	686,383
11,362	Arca Continental SAB de CV	94,563
12,281	Coca-Cola Femsa SAB de CV	83,921
76,190	Fibra Uno Administracion SA de CV, REIT	94,248
51,233	Fomento Economico Mexicano SAB de CV	408,823
5,527	Gruma SAB de CV, Class B Shares	68,416
9,937	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	161,385
5,854	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	145,163
33,987	Grupo Bimbo SAB de CV, Series A	144,198
12,114	Grupo Carso SAB de CV, Series A1	52,790
420,017	Grupo Financiero Banorte SAB de CV, Class O Shares	3,370,540
60,920	Grupo Financiero Inbursa SAB de CV, Class O Shares*	114,853
284,668	Grupo México SAB de CV, Series B	1,158,057
65,431	Grupo Televisa SAB	72,055
4,431	Industrias Peñoles SAB de CV*	59,042
662,165	Kimberly-Clark de México SAB de CV, Class A Shares	1,126,571
29,228	Operadora de Sites Mexicanos SAB de CV, Class 1 Shares	32,444
573,157	Orbia Advance Corp. SAB de CV	1,122,760
3,707	Promotora y Operadora de Infraestructura SAB de CV	32,862

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Mexico - 3.2% - (continued)
125,681	Qualitas Controladora SAB de CV	$529,063
284,100	Regional SAB de CV	2,074,012
48,514	Sitios Latinoamerica SAB de CV*	21,622
758,414	Wal-Mart de Mexico SAB de CV	2,996,868

	Total Mexico	15,643,930

Netherlands - 0.8%
12,894	NEPI Rockcastle NV	76,692
55,168	Prosus NV*	3,629,128

	Total Netherlands	3,705,820

Peru - 0.6%
7,021	Cia de Minas Buenaventura SAA, ADR	57,291
18,637	Credicorp Ltd.	2,861,711
2,223	Southern Copper Corp.	135,648

	Total Peru	3,054,650

Philippines - 1.0%
43,280	Aboitiz Equity Ventures Inc.	46,347
175,590	ACEN Corp.	22,244
7,030	Ayala Corp.	87,503
199,760	Ayala Land Inc.	113,120
47,558	Bank of the Philippine Islands	89,581
55,344	BDO Unibank Inc.	128,200
4,366,900	Bloomberry Resorts Corp.*	571,782
667	Globe Telecom Inc.	27,291
50	GT Capital Holdings Inc.	391
681,360	International Container Terminal Services Inc.	2,480,154
86,856	JG Summit Holdings Inc.	76,224
13,220	Jollibee Foods Corp.	57,548
6,170	Manila Electric Co.	30,647
54,636	Metropolitan Bank & Trust Co.	55,853
146,800	Monde Nissin Corp.(a)	32,997
2,195	PLDT Inc.	68,779
739,970	Robinsons Retail Holdings Inc.	767,090
5,930	SM Investments Corp.	99,457
295,100	SM Prime Holdings Inc.	191,358
22,540	Universal Robina Corp.	53,315

	Total Philippines	4,999,881

Poland - 0.4%
9,581	Allegro.eu SA*(a)(e)	48,790
4,852	Bank Polska Kasa Opieki SA	92,924
1,614	CD Projekt SA	47,949
6,856	Cyfrowy Polsat SA	28,507
1,375	Dino Polska SA*(a)	112,694
90,600	InPost SA*	661,855
3,754	KGHM Polska Miedz SA	100,050
30	LPP SA	64,762
545	mBank SA*	39,076
25,504	PGE Polska Grupa Energetyczna SA*	37,047
13,491	Polski Koncern Naftowy ORLEN SA	197,741
23,686	Powszechna Kasa Oszczednosci Bank Polski SA	153,169
16,683	Powszechny Zaklad Ubezpieczen SA	119,272
938	Santander Bank Polska SA	58,545

	Total Poland	1,762,381

Portugal - 0.4%
175,208	Galp Energia SGPS SA	2,153,785

Qatar - 0.4%
58,133	Barwa Real Estate Co.	52,635
82,701	Commercial Bank PSQC (The)	134,344
37,218	Industries Qatar QSC	151,732
142,882	Masraf Al Rayan QSC	138,727
113,710	Mesaieed Petrochemical Holding Co.	72,440
26,290	Ooredoo QPSC	63,700

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Qatar - 0.4% - (continued)
12,424	Qatar Electricity & Water Co. QSC	$57,503
10,432	Qatar Fuel QSC	51,754
72,697	Qatar Gas Transport Co., Ltd.	78,769
16,205	Qatar International Islamic Bank QSC	48,675
41,921	Qatar Islamic Bank SAQ	278,909
118,254	Qatar National Bank QPSC	633,463

	Total Qatar	1,762,651

Russia - 0.0%@
64,081	Alrosa PJSC*#(d)	641
502,100	Detsky Mir PJSC, (Restricted, cost - $786,566, acquired 10/15/20)#(a)(d)(f)	5,021
179,000	Fix Price Group Ltd., (Restricted, cost - $1,614,784, acquired 3/5/21), GDR*(c)(d)(f)	1,790
21,428	Gazprom PJSC(c)(d)	4
267,363	Gazprom PJSC#(d)	2,674
885,983	Inter RAO UES PJSC#(d)	8,860
10,171	Lukoil PJSC#(d)	102
1,730	Magnit PJSC#(d)	17
1	Magnit PJSC, Class Registered Shares, GDR#(d)	–
1,550	MMC Norilsk Nickel PJSC#(d)	16
24,130	Mobile TeleSystems PJSC#(d)	241
135,663	Mobile TeleSystems PJSC, ADR#	1,357
39,065	Moscow Exchange MICEX-RTS PJSC*#(d)	391
22,130	Novatek PJSC#(d)	221
508	Novolipetsk Steel PJSC(c)(d)	–
37,499	Novolipetsk Steel PJSC#(d)	375
1,593	Ozon Holdings PLC, ADR*(c)(d)	–
921	PhosAgro PJSC#(d)	9
2	PhosAgro PJSC, Class Registered Shares, GDR#(d)	–
17	PhosAgro PJSC, Class Registered Shares, GDR*#(d)	–
869	Polyus PJSC*#(d)	9
28,885	Rosneft Oil Co. PJSC#(d)	289
891,342	Sberbank of Russia PJSC, (Restricted, cost - $1,699,436, acquired 8/10/15)*#(d)(f)	8,913
5,523	Severstal PAO#(d)	55
157,330	Surgutneftegas PJSC#(d)	1,573
5,031	Tatneft PJSC(c)(d)	1
32,571	Tatneft PJSC#(d)	326
88,972	United Co. RUSAL International PJSC(c)(d)	15
2,330	VK Co., Ltd., GDR*(c)(d)	–
60,086,472	VTB Bank PJSC*#(d)	9,854
3,377	X5 Retail Group NV, Class Registered Shares, GDR(d)	1
17,600	Yandex NV, (Restricted, cost - $127,808, acquired 9/10/16), Class A Shares*(c)(d)(f)	176
7,493	Yandex NV, Class A Shares*(c)(d)	1

	Total Russia	42,932

Saudi Arabia - 2.0%
1,780	ACWA Power Co.	66,863
3,528	Advanced Petrochemical Co.	39,168
180,289	Al Rajhi Bank*	3,889,242
25,043	Alinma Bank	231,746
6,060	Almarai Co. JSC	86,060
14,805	Arab National Bank	136,557
12,498	Bank AlBilad*	173,794
12,023	Bank Al-Jazira	68,241
14,887	Banque Saudi Fransi	170,839
1,523	Bupa Arabia for Cooperative Insurance Co.	72,240
14,545	Dar Al Arkan Real Estate Development Co.*	53,506
2,248	Dr Sulaiman Al Habib Medical Services Group Co.	139,071
617	Elm Co.	54,252
11,631	Emaar Economic City*	26,573
10,578	Etihad Etisalat Co.	103,058
1,138	Jarir Marketing Co.	50,146
12,541	Mobile Telecommunications Co.*	37,475
1,161	Mouwasat Medical Services Co.	58,297

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Saudi Arabia - 2.0% - (continued)
9,889	National Industrialization Co.*	$29,276
12,524	Rabigh Refining & Petrochemical Co.*	34,437
35,268	Riyad Bank	326,072
5,451	SABIC Agri-Nutrients Co.	210,473
8,982	Sahara International Petrochemical Co.	86,382
23,531	Saudi Arabian Mining Co.*	432,526
61,586	Saudi Arabian Oil Co.(a)	550,463
22,751	Saudi Basic Industries Corp.	504,548
23,756	Saudi British Bank (The)	260,795
22,768	Saudi Electricity Co.	150,526
12,132	Saudi Industrial Investment Group	66,265
9,322	Saudi Investment Bank (The)	46,888
15,381	Saudi Kayan Petrochemical Co.*	47,983
56,213	Saudi National Bank (The)	773,517
874	Saudi Research & Media Group*	44,846
755	Saudi Tadawul Group Holding Co.	34,625
38,720	Saudi Telecom Co.	398,112
5,902	Savola Group (The)	44,926
6,510	Yanbu National Petrochemical Co.	72,989

	Total Saudi Arabia	9,572,777

Singapore - 0.2%
6,800	BOC Aviation Ltd.(a)	53,446
1,271	JOYY Inc., ADR(e)	38,715
10,801	Sea Ltd., ADR*	630,454

	Total Singapore	722,615

South Africa - 2.6%
21,708	Absa Group Ltd.	259,338
3,655	African Rainbow Minerals Ltd.	61,687
1,405	Anglo American Platinum Ltd.	142,502
10,772	AngloGold Ashanti Ltd.	195,707
9,447	Aspen Pharmacare Holdings Ltd.	77,640
8,357	Bid Corp., Ltd.	161,244
67,464	Bidvest Group Ltd. (The)	908,523
2,280	Capitec Bank Holdings Ltd.	267,390
6,815	Clicks Group Ltd.	116,609
12,452	Discovery Ltd.*	92,766
7,017	Exxaro Resources Ltd.	92,117
129,311	FirstRand Ltd.	501,911
8,762	Foschini Group Ltd. (The)	54,419
22,560	Gold Fields Ltd.	249,794
79,517	Growthpoint Properties Ltd., REIT	65,323
12,491	Harmony Gold Mining Co., Ltd.	44,121
21,102	Impala Platinum Holdings Ltd.	257,153
2,089	Kumba Iron Ore Ltd.	59,097
694,473	Life Healthcare Group Holdings Ltd.	700,344
5,962	Mr Price Group Ltd.	58,639
43,515	MTN Group Ltd.	356,402
10,235	MultiChoice Group	70,726
5,633	Naspers Ltd., Class N Shares	868,069
147,782	Nedbank Group Ltd.	1,957,398
8,806	Northam Platinum Holdings Ltd.*	100,610
135,269	Old Mutual Ltd.	87,344
39,875	Pepkor Holdings Ltd.(a)	50,804
13,978	Remgro Ltd.	116,856
309,635	Sanlam Ltd.	1,008,869
13,934	Sasol Ltd.	243,282
12,453	Shoprite Holdings Ltd.	183,837
72,515	Sibanye Stillwater Ltd.	200,253
5,542	SPAR Group Ltd. (The)	42,878
139,173	Standard Bank Group Ltd.	1,462,782
350,173	Transaction Capital Ltd.	776,613

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa - 2.6% - (continued)
121,996	Vodacom Group Ltd.	$892,999
26,667	Woolworths Holdings Ltd.	102,642

	Total South Africa	12,888,688

South Korea - 12.0%
86	Alteogen Inc.*	2,479
875	Amorepacific Corp.	89,185
188	AMOREPACIFIC Group	4,635
233	BGF retail Co., Ltd.	36,940
2,208	Celltrion Healthcare Co., Ltd.	112,056
2,585	Celltrion Inc.	355,127
425	Celltrion Pharm Inc.*	22,067
1,194	Cheil Worldwide Inc.	22,390
241	CJ CheilJedang Corp.	73,535
570	CJ Corp.	33,878
35	CJ ENM Co., Ltd.	2,287
23	CJ Logistics Corp.*	1,580
22,200	Coway Co., Ltd.	984,570
1,439	DB Insurance Co., Ltd.	69,338
1,233	Doosan Bobcat Inc.	34,148
10,586	Doosan Enerbility Co., Ltd.*	138,754
16,460	Doosan Fuel Cell Co., Ltd.*	432,326
1,216	Ecopro BM Co., Ltd.	108,526
446	E-MART Inc.	31,883
515	F&F Co., Ltd.	60,900
49	GS Engineering & Construction Corp.	898
1,234	GS Holdings Corp.	46,227
7,759	Hana Financial Group Inc.	268,787
1,886	Hankook Tire & Technology Co., Ltd.	49,875
219	Hanmi Pharm Co., Ltd.	44,260
6,259	Hanon Systems	42,408
3,192	Hanwha Solutions Corp.*	127,951
1,100	HD Hyundai Co., Ltd.	54,992
2,792	HLB Inc.*	71,083
6,717	HMM Co., Ltd.(e)	117,179
672	Hotel Shilla Co., Ltd.	38,058
391	HYBE Co., Ltd.*	43,980
1,889	Hyundai Engineering & Construction Co., Ltd.	60,478
434	Hyundai Glovis Co., Ltd.	59,528
470	Hyundai Heavy Industries Co., Ltd.*	43,504
7,521	Hyundai Mobis Co., Ltd.	1,243,561
3,669	Hyundai Motor Co.	482,354
1,832	Hyundai Steel Co.	48,555
481	Iljin Materials Co., Ltd.	23,273
7,644	Industrial Bank of Korea	66,008
7,988	Kakao Corp.	355,011
629	Kakao Games Corp.*	21,669
3,089	KakaoBank Corp.*	60,987
2,405	Kangwon Land Inc.*	46,704
51,312	KB Financial Group Inc.	2,083,870
20,515	Kia Corp.	1,093,135
1,943	Korea Aerospace Industries Ltd.	72,958
6,655	Korea Electric Power Corp.	106,665
955	Korea Investment Holdings Co., Ltd.	43,008
890	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	54,275
250	Korea Zinc Co., Ltd.	122,439
4,494	Korean Air Lines Co., Ltd.*	88,958
573	Krafton Inc.*	102,224
28,737	KT Corp.	829,906
14,203	KT&G Corp.	1,089,166
408	Kumho Petrochemical Co., Ltd.	47,432
621	L&F Co., Ltd.	107,439

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 12.0% - (continued)
11,968	LG Chem Ltd.	$6,919,547
2,245	LG Corp.	146,637
5,730	LG Display Co., Ltd.	64,652
2,765	LG Electronics Inc.	211,105
2,008	LG Energy Solution Ltd.*	916,528
1,505	LG H&H Co., Ltd.	769,458
336	LG Innotek Co., Ltd.	82,176
4,603	LG Uplus Corp.	43,059
449	Lotte Chemical Corp.	64,278
312	Lotte Shopping Co., Ltd.	20,498
1,025	Meritz Fire & Marine Insurance Co., Ltd.	36,704
8,936	Meritz Securities Co., Ltd.	40,900
9,158	Mirae Asset Securities Co., Ltd.	47,326
11,159	NAVER Corp.	1,640,574
462	NCSoft Corp.	170,070
529	Netmarble Corp.(a)	20,251
3,575	NH Investment & Securities Co., Ltd.	26,672
640	Orion Corp.	58,044
6,901	Pan Ocean Co., Ltd.	29,042
792	Pearl Abyss Corp.*	26,999
790	POSCO Chemical Co., Ltd.	134,857
1,928	POSCO Holdings Inc.	444,307
256	S-1 Corp.	12,692
854	Samsung Biologics Co., Ltd.*(a)	585,356
2,179	Samsung C&T Corp.	206,694
1,392	Samsung Electro-Mechanics Co., Ltd.	153,903
427,125	Samsung Electronics Co., Ltd.(e)	20,740,158
4,402	Samsung Engineering Co., Ltd.*	83,805
804	Samsung Fire & Marine Insurance Co., Ltd.	127,273
17,935	Samsung Heavy Industries Co., Ltd.*	72,630
1,766	Samsung Life Insurance Co., Ltd.	99,663
5,302	Samsung SDI Co., Ltd.	3,018,750
896	Samsung SDS Co., Ltd.	88,683
1,776	Samsung Securities Co., Ltd.	48,659
1,206	SD Biosensor Inc.	30,930
305	Seegene Inc.	7,223
59,391	Shinhan Financial Group Co., Ltd.	1,752,741
670	SK Biopharmaceuticals Co., Ltd.*	38,380
725	SK Bioscience Co., Ltd.*	47,051
8	SK Chemicals Co., Ltd.	552
105,418	SK Hynix Inc.(e)	7,050,533
804	SK IE Technology Co., Ltd.*(a)	41,619
1,089	SK Inc.	185,953
1,424	SK Innovation Co., Ltd.*	199,674
2,405	SK Square Co., Ltd.*	70,302
436	SKC Co., Ltd.	38,221
1,034	S-Oil Corp.	69,034
12,992	Woori Financial Group Inc.	131,199
984	Yuhan Corp.	44,483

	Total South Korea	58,735,254

Taiwan - 12.1%
12,000	Accton Technology Corp.	108,384
72,000	Acer Inc.	58,110
9,777	Advantech Co., Ltd.	107,856
638,498	ASE Technology Holding Co., Ltd.	2,057,004
59,000	Asia Cement Corp.	79,762
19,000	Asustek Computer Inc.	166,613
164,800	AUO Corp.	87,510
16,000	Catcher Technology Co., Ltd.	95,917
193,738	Cathay Financial Holding Co., Ltd.	277,650
35,061	Chailease Holding Co., Ltd.	234,259

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 12.1% - (continued)
127,275	Chang Hwa Commercial Bank Ltd.	$72,905
49,000	Cheng Shin Rubber Industry Co., Ltd.	56,190
71,000	China Airlines Ltd.	42,507
393,112	China Development Financial Holding Corp.	172,678
313,000	China Steel Corp.	298,981
139,000	Chroma ATE Inc.	903,765
96,000	Chunghwa Telecom Co., Ltd.	355,523
97,000	Compal Electronics Inc.	68,652
447,880	CTBC Financial Holding Co., Ltd.	337,933
317,000	Delta Electronics Inc.	3,148,933
21,000	E Ink Holdings Inc.	126,265
333,535	E.Sun Financial Holding Co., Ltd.	270,076
4,100	Eclat Textile Co., Ltd.	62,039
2,000	eMemory Technology Inc.	98,492
61,000	Eva Airways Corp.	56,375
25,791	Evergreen Marine Corp. Taiwan Ltd.	139,851
87,000	Far Eastern New Century Corp.	92,623
35,000	Far EasTone Telecommunications Co., Ltd.	77,756
10,920	Feng TAY Enterprise Co., Ltd.	67,449
260,557	First Financial Holding Co., Ltd.	223,710
84,000	Formosa Chemicals & Fibre Corp.	209,495
28,000	Formosa Petrochemical Corp.	77,577
103,000	Formosa Plastics Corp.	303,887
190,052	Fubon Financial Holding Co., Ltd.	379,640
8,290	Giant Manufacturing Co., Ltd.	62,805
228,000	Globalwafers Co., Ltd.	3,578,157
568,660	Hon Hai Precision Industry Co., Ltd.	1,873,949
7,000	Hotai Motor Co., Ltd.	149,662
230,051	Hua Nan Financial Holdings Co., Ltd.	171,189
231,680	Innolux Corp.	94,725
74,000	Inventec Corp.	60,169
2,541	Largan Precision Co., Ltd.	193,143
57,264	Lite-On Technology Corp., ADR	123,084
152,000	MediaTek Inc.	3,702,653
289,600	Mega Financial Holding Co., Ltd.	303,534
17,000	Micro-Star International Co., Ltd.	69,047
1,200	momo.com Inc.	23,898
129,000	Nan Ya Plastics Corp.	325,448
5,000	Nan Ya Printed Circuit Board Corp.	45,302
29,000	Nanya Technology Corp.	54,427
5,000	Nien Made Enterprise Co., Ltd.	47,866
123,000	Novatek Microelectronics Corp.	1,217,467
52,000	Pegatron Corp.	105,852
3,000	PharmaEssentia Corp.*	51,628
64,000	Pou Chen Corp.	67,856
70,000	Powerchip Semiconductor Manufacturing Corp.	77,484
66,224	Poya International Co., Ltd.	977,091
14,539	President Chain Store Corp.	129,311
624,000	Quanta Computer Inc.	1,464,483
11,000	Realtek Semiconductor Corp.	115,358
50,778	Ruentex Development Co., Ltd.	77,319
87,206	Shanghai Commercial & Savings Bank Ltd. (The), (Restricted, cost - $134,124, acquired 2/27/19)(d)(f)	144,858
317,693	Shin Kong Financial Holding Co., Ltd.	92,737
266,484	SinoPac Financial Holdings Co., Ltd.	158,974
35,700	Synnex Technology International Corp.	68,241
286,584	Taishin Financial Holding Co., Ltd.	142,609
149,000	Taiwan Business Bank*	63,380
150,668	Taiwan Cement Corp.	167,075
251,845	Taiwan Cooperative Financial Holding Co., Ltd.	219,924
59,000	Taiwan High Speed Rail Corp.	55,861
43,000	Taiwan Mobile Co., Ltd.	133,849

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 12.1% - (continued)
1,041,507	Taiwan Semiconductor Manufacturing Co., Ltd.	$16,697,945
142,207	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,800,337
31,000	Unimicron Technology Corp.	161,763
117,000	Uni-President Enterprises Corp.	253,018
302,000	United Microelectronics Corp.*	461,576
23,000	Vanguard International Semiconductor Corp.	62,969
2,000	Voltronic Power Technology Corp.	113,916
73,427	Walsin Lihwa Corp.	113,799
18,630	Wan Hai Lines Ltd.	47,077
8,000	Win Semiconductors Corp.	41,586
80,000	Winbond Electronics Corp.	56,314
42,000	Wiwynn Corp.	1,222,778
43,760	WPG Holdings Ltd.	69,385
9,700	Yageo Corp.	149,172
42,000	Yang Ming Marine Transport Corp.	92,185
258,488	Yuanta Financial Holding Co., Ltd.	191,263
21,000	Zhen Ding Technology Holding Ltd.	82,836

	Total Taiwan	58,944,701

Thailand - 1.1%
31,100	Advanced Info Service PCL, NVDR	167,538
103,900	Airports of Thailand PCL, NVDR*	222,522
185,700	Asset World Corp. PCL, NVDR	33,335
20,800	B Grimm Power PCL, NVDR	22,443
325,600	Bangkok Dusit Medical Services PCL, NVDR	281,103
212,000	Bangkok Expressway & Metro PCL, NVDR	56,710
34,400	Berli Jucker PCL, NVDR	33,825
191,400	BTS Group Holdings PCL, NVDR	45,763
14,000	Bumrungrad Hospital PCL, NVDR	91,048
6,000	Carabao Group PCL, NVDR	16,373
51,000	Central Pattana PCL, NVDR	106,160
33,616	Central Retail Corp. PCL, NVDR	41,376
86,300	Charoen Pokphand Foods PCL, NVDR	58,673
144,800	CP ALL PCL, NVDR	269,216
8,800	Delta Electronics Thailand PCL, NVDR	169,397
4,600	Electricity Generating PCL, NVDR	22,528
36,400	Energy Absolute PCL, NVDR	100,430
17,400	Global Power Synergy PCL, NVDR	34,757
80,100	Gulf Energy Development PCL, NVDR	121,528
137,900	Home Product Center PCL, NVDR	58,237
50,400	Indorama Ventures PCL, NVDR	61,186
29,350	Intouch Holdings PCL, NVDR	61,626
13,300	JMT Network Services PCL, NVDR	25,633
153,400	Kasikornbank PCL	630,495
10,000	Kasikornbank PCL, NVDR	41,264
125,300	Krung Thai Bank PCL, NVDR	62,927
22,200	Krungthai Card PCL, NVDR	37,224
296,000	Land and Houses PCL, NVDR	81,092
87,100	Minor International PCL, NVDR*	77,035
19,800	Muangthai Capital PCL, NVDR	21,161
22,800	Osotspa PCL, NVDR	18,453
148,800	PTT Exploration & Production PCL	787,727
36,500	PTT Exploration & Production PCL, NVDR	195,899
55,700	PTT Global Chemical PCL, NVDR	76,788
89,100	PTT Oil & Retail Business PCL, NVDR	61,964
256,200	PTT PCL, NVDR	243,710
21,400	Ratch Group PCL, NVDR	25,091
20,000	SCB X PCL	60,079
36,500	SCG Packaging PCL, NVDR	57,551
58,600	Siam Cement PCL (The), Class Registered Shares	560,398
19,900	Siam Cement PCL (The), NVDR	191,238
20,800	Srisawad Corp. PCL, NVDR	27,177

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 1.1% - (continued)
24,300	Thai Oil PCL, NVDR	$38,543
90,700	Thai Union Group PCL, NVDR	44,171
336,600	True Corp. PCL, NVDR	43,448

	Total Thailand	5,484,842

Turkey - 0.9%
123,590	Agesa Hayat ve Emeklilik AS*	274,127
61,436	Akbank TAS	57,011
17,844	Aselsan Elektronik Sanayi Ve Ticaret AS	47,016
11,261	BIM Birlesik Magazalar AS	81,552
28,391	Eregli Demir ve Celik Fabrikalari TAS	65,325
1,799	Ford Otomotiv Sanayi AS	43,265
17,755	Haci Ömer Sabanci Holding AS	40,103
22,554	Hektas Ticaret TAS*	43,087
19,457	KOC Holding AS	73,719
411,440	MLP Saglik Hizmetleri AS, Class B Shares*(a)	1,770,792
6,888	Sasa Polyester Sanayi AS*	47,940
558,820	Sok Marketler Ticaret AS*	744,494
73,020	Tofas Turk Otomobil Fabrikasi AS	563,846
14,151	Turk Hava Yollari AO*	91,506
25,061	Turkcell Iletisim Hizmetleri AS	45,873
138,664	Turkiye Is Bankasi AS, Class C Shares	78,530
3,542	Turkiye Petrol Rafinerileri AS*	91,816
36,548	Turkiye Sise ve Cam Fabrikalari AS	76,681
34,328	Yapi ve Kredi Bankasi AS*	22,197

	Total Turkey	4,258,880

United Arab Emirates - 0.5%
65,895	Abu Dhabi Commercial Bank PJSC	175,720
41,885	Abu Dhabi Islamic Bank PJSC	109,628
80,123	Abu Dhabi National Oil Co. for Distribution PJSC	99,602
105,983	Aldar Properties PJSC	137,467
222,300	Americana Restaurants International PLC*	158,565
68,441	Dubai Islamic Bank PJSC	106,320
111,729	Emaar Properties PJSC	185,574
50,538	Emirates NBD Bank PJSC	182,575
88,124	Emirates Telecommunications Group Co. PJSC	620,861
113,094	First Abu Dhabi Bank PJSC	542,377
77,180	Multiply Group*	102,119
31,535	Q Holding PJSC*	38,634

	Total United Arab Emirates	2,459,442

United Kingdom - 0.6%
20,086	Anglo American PLC	835,496
618,959	Helios Towers PLC*	859,422
28,266	Unilever PLC	1,424,590

	Total United Kingdom	3,119,508

United States - 0.5%
6,689	EPAM Systems Inc.*	2,465,431
1,272	Legend Biotech Corp., ADR*	65,521
2,000	Parade Technologies Ltd.	52,780

	Total United States	2,583,732

Uruguay - 0.8%
7,564	Globant SA*	1,417,342
2,600	MercadoLibre Inc.*	2,420,561

	Total Uruguay	3,837,903

	TOTAL COMMON STOCKS (Cost - $466,538,599)	467,312,956

PREFERRED STOCKS - 1.5%
Brazil - 0.6%
136,729	Banco Bradesco SA, Class Preferred Shares	410,331
3,867	Braskem SA, Class Preferred A Shares	20,961
7,258	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	68,617
30,345	Cia Energetica de Minas Gerais, Class Preferred Shares	67,101

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
Brazil - 0.6% - (continued)
29,670		Gerdau SA, Class Preferred Shares	$180,426
123,997		Itau Unibanco Holding SA, Class Preferred Shares	621,000
129,299		Itausa SA, Class Preferred Shares	221,164
121,071		Petroleo Brasileiro SA, Class Preferred Shares	621,738
787,000		Raizen SA, Class Preferred Shares	613,955
13,217		Telefonica Brasil SA, Class Preferred Shares	96,871

		Total Brazil	2,922,164

Chile - 0.1%
3,617		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	359,060

Colombia - 0.0%@
12,434		Bancolombia SA, Class Preferred Shares	82,387

Mexico - 0.0%@
404,060		Cemex SAB de CV, Class Preferred Shares*	184,687

Russia - 0.0%@
125,636		Surgutneftegas PJSC, Class Preferred Shares(c)(d)	20
83,580		Surgutneftegas PJSC, Class Preferred Shares#(d)	836

		Total Russia	856

South Korea - 0.8%
954		Hyundai Motor Co., Class Preferred 2nd Shares	60,735
565		Hyundai Motor Co., Class Preferred Shares	36,615
283		LG Chem Ltd., Class Preferred Shares	73,798
16		LG H&H Co., Ltd., Class Preferred Shares	3,460
87,464		Samsung Electronics Co., Ltd., Class Preferred Shares	3,804,782

		Total South Korea	3,979,390

		TOTAL PREFERRED STOCKS (Cost - $8,502,961)	7,528,544

RIGHTS - 0.0%@
China - 0.0%@
1,366		Kangmei Pharmaceutical Co., Ltd., Class A Shares*(d)	2

South Korea - 0.0%@
250		HLB Inc.*(c)	1,409

		TOTAL RIGHTS (Cost - $2)	1,411

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $475,041,562)	474,842,911

Face Amount†
SHORT-TERM INVESTMENTS (g) - 2.9%
MONEY MARKET FUND - 0.2%
$ 887,516		Invesco STIT - Government & Agency Portfolio, 3.688%, Institutional Class(h) (Cost - $887,516)	887,516

TIME DEPOSITS - 2.7%
20	GBP	ANZ National Bank - London, 1.910% due 12/1/22	24
		BBH - Grand Cayman:
2	SGD	2.440% due 12/1/22	1
2	HKD	3.070% due 12/1/22	0
54	ZAR	5.170% due 12/1/22	3
		BNP Paribas - Paris:
440,864	HKD	3.070% due 12/1/22	56,436
530,565	ZAR	5.170% due 12/1/22	30,733
14,560	EUR	Citibank - London, 0.730% due 12/1/22	15,155
5,662,229		Citibank - New York, 3.180% due 12/1/22	5,662,229
69,592	HKD	HSBC Bank - Hong Kong, 3.070% due 12/1/22	8,909
4,901,992		Royal Bank of Canada - Toronto, 3.180% due 12/1/22	4,901,992
2,670,466		Sumitomo Mitsui Banking Corp. - Tokyo, 3.180% due 12/1/22	2,670,466

		TOTAL TIME DEPOSITS (Cost - $13,345,948)	13,345,948

		TOTAL SHORT-TERM INVESTMENTS (Cost - $14,233,464)	14,233,464

		TOTAL INVESTMENTS - 100.2% (Cost - $489,275,026)	489,076,375

		Liabilities in Excess of Other Assets - (0.2)%	(1,186,551)

		TOTAL NET ASSETS - 100.0%	$487,889,824

Schedules of Investments

(continued)

Emerging Markets Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $23,086,332 and represents 4.7% of net assets.

(b)	Security trades on the Hong Kong exchange.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2022, amounts to $325,480 and represents 0.1% of net assets.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.7%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2022, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Emerging Markets Equity Fund	$ 489,275,026	$ 94,122,547	$ (94,280,030)	$ (157,483)

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials
Banks	17.5%
Insurance	3.5
Consumer Finance	1.0
Other	1.4
Information Technology
Semiconductors & Semiconductor Equipment	10.3
Technology Hardware, Storage & Peripherals	6.2
Electronic Equipment, Instruments & Components	2.4
Other	2.2
Consumer Discretionary	13.4
Materials	7.5
Communication Services	6.9
Industrials	6.6
Energy	6.0
Consumer Staples	4.5
Health Care	4.2
Utilities	1.7
Real Estate	1.8
Short-Term Investments	2.9

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

At November 30, 2022, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index December Futures	12	12/22	$548,332	$589,500	$41,168

At November 30, 2022, Emerging Markets Equity Fund had deposited cash of $43,994 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0%
Aerospace/Defense - 0.9%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
$ 205,000	BBB+	3.800% due 10/7/24(a)	$199,837
1,195,000	BBB+	3.850% due 12/15/25(a)	1,150,729
		Boeing Co. (The), Senior Unsecured Notes:
530,000	BBB-	1.433% due 2/4/24	506,275
990,000	BBB-	4.875% due 5/1/25	980,289
210,000	BBB-	2.196% due 2/4/26	190,786
50,000	BBB-	3.100% due 5/1/26	46,591
70,000	BBB-	2.700% due 2/1/27	63,192
480,000	BBB-	2.800% due 3/1/27	434,453
260,000	BBB-	3.200% due 3/1/29	228,263
250,000	BBB-	5.150% due 5/1/30	243,515
440,000	BBB-	3.250% due 2/1/35	332,751
40,000	BBB-	3.550% due 3/1/38	29,527
240,000	BBB-	5.705% due 5/1/40	227,979
140,000	BBB-	3.750% due 2/1/50	97,781
490,000	BBB-	5.805% due 5/1/50	460,067
117,000	BBB-	3.950% due 8/1/59	80,481
380,000	BBB-	5.930% due 5/1/60	351,357
		General Dynamics Corp., Company Guaranteed Notes:
607,000	A-	3.750% due 5/15/28	582,667
10,000	A-	4.250% due 4/1/40	9,257
60,000	A-	4.250% due 4/1/50	54,457
82,000	BBB	L3 Technologies Inc., Company Guaranteed Notes, 3.850% due 12/15/26	77,382
		L3Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	469,617
554,000	BBB	4.400% due 6/15/28	535,812
30,000	BBB	5.054% due 4/27/45	27,482
		Lockheed Martin Corp., Senior Unsecured Notes:
84,000	A-	3.550% due 1/15/26	82,058
90,000	A-	3.900% due 6/15/32	85,300
40,000	A-	4.500% due 5/15/36	38,425
60,000	A-	4.070% due 12/15/42	52,913
246,000	A-	3.800% due 3/1/45	204,438
539,000	A-	4.150% due 6/15/53	469,441
182,000	A-	5.900% due 11/15/63	198,921
		Northrop Grumman Corp., Senior Unsecured Notes:
160,000	BBB+	2.930% due 1/15/25	153,610
260,000	BBB+	3.250% due 1/15/28	240,881
258,000	BBB+	4.750% due 6/1/43	241,196
199,000	BBB+	4.030% due 10/15/47	167,968
110,000	BBB+	5.250% due 5/1/50	110,583
		Raytheon Co., Senior Unsecured Notes:
40,000	A-	7.200% due 8/15/27	44,170
24,000	A-	7.000% due 11/1/28	26,288
55,000	A-	4.200% due 12/15/44	44,998
		Raytheon Technologies Corp., Senior Unsecured Notes:
70,000	A-	3.150% due 12/15/24	67,625
120,000	A-	3.950% due 8/16/25	117,989

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Aerospace/Defense - 0.9% - (continued)
$ 776,000	A-	4.125% due 11/16/28	$751,277
140,000	A-	2.250% due 7/1/30	117,261
228,000	A-	2.375% due 3/15/32	186,589
160,000	A-	4.500% due 6/1/42	147,237
387,000	A-	3.750% due 11/1/46	306,321
484,000	A-	2.820% due 9/1/51	325,203
80,000	A-	3.030% due 3/15/52	55,836

		Total Aerospace/Defense	11,617,075

Agriculture - 0.5%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	37,526
130,000	BBB	4.400% due 2/14/26	127,720
763,000	BBB	2.450% due 2/4/32	577,307
654,000	BBB	5.800% due 2/14/39	604,469
80,000	BBB	3.875% due 9/16/46	53,824
410,000	BBB	5.950% due 2/14/49	362,857
82,000	BBB	6.200% due 2/14/59	76,809
		BAT Capital Corp., Company Guaranteed Notes:
181,000	BBB+	3.215% due 9/6/26	167,711
500,000	BBB+	3.557% due 8/15/27	455,740
348,000	BBB+	2.259% due 3/25/28	291,423
1,280,000	BBB+	4.540% due 8/15/47	925,209
150,000	BBB+	3.984% due 9/25/50	101,013
735,000	BBB+	5.650% due 3/16/52	612,326
70,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 3.950% due 6/15/25(a)	67,407
150,000	A	Cargill Inc., Senior Unsecured Notes, 1.375% due 7/23/23(a)	146,518
		Imperial Brands Finance PLC, Company Guaranteed Notes:
205,000	BBB	3.500% due 2/11/23(a)	203,845
400,000	BBB	3.125% due 7/26/24(a)	381,505
205,000	BBB	3.500% due 7/26/26(a)	188,650
		Philip Morris International Inc., Senior Unsecured Notes:
100,000	A-	1.125% due 5/1/23	98,463
100,000	A-	2.100% due 5/1/30	80,722
60,000	A-	4.500% due 3/20/42	49,602
961,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	835,373

		Total Agriculture	6,446,019

Airlines - 0.3%
44,531	A2(b)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(a)	38,228
35,297	A-	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	31,878
285,752	A-	American Airlines Class AA Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 3.575% due 1/15/28	256,514
41,552	A-	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	36,548
83,770	A	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	73,969
35,220	Baa1(b)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	31,646
99,240	B	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	96,794
50,500	B	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(a)	46,992
558	B	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	487
16,496	Ba2(b)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	15,460
		Delta Air Lines Inc.:
860,000	BBB-	Senior Secured Notes, 7.000% due 5/1/25(a)	876,423
		Senior Unsecured Notes:
50,000	BB	3.800% due 4/19/23	49,894
200,000	BB	2.900% due 10/28/24	189,881
210,000	BB	7.375% due 1/15/26	217,229

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Airlines - 0.3% - (continued)
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
$ 230,000	Baa1(b)	4.500% due 10/20/25(a)	$224,045
120,000	Baa1(b)	4.750% due 10/20/28(a)	113,653
20,000	Ba3(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	18,745
161,500	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	160,894
95,743	Ba2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	96,930
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
29,815	A+	3.450% due 12/1/27	26,988
3,681	A2(b)	3.100% due 7/7/28	3,288
38,992	A3(b)	2.875% due 10/7/28	33,474
16,182	A2(b)	3.500% due 3/1/30	13,882
50,258	A2(b)	4.150% due 8/25/31	45,190
75,185	A2(b)	2.700% due 5/1/32	61,132
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
3,431	Ba1(b)	3.650% due 10/7/25	3,015
68,658	Baa3(b)	3.500% due 5/1/28	59,015
		United AirLines Inc., Senior Secured Notes:
130,000	BB-	4.375% due 4/15/26(a)	120,385
810,000	BB-	4.625% due 4/15/29(a)	717,385

		Total Airlines	3,659,964

Apparel - 0.0%@
		NIKE Inc., Senior Unsecured Notes:
40,000	AA-	2.400% due 3/27/25	38,300
70,000	AA-	2.750% due 3/27/27	65,762
140,000	AA-	2.850% due 3/27/30	125,577
100,000	AA-	3.250% due 3/27/40	81,856
220,000	AA-	3.375% due 3/27/50	174,330

		Total Apparel	485,825

Auto Manufacturers - 0.5%
		Ford Motor Co., Senior Unsecured Notes:
270,000	BB+	3.250% due 2/12/32	214,809
140,000	BB+	6.100% due 8/19/32	134,529
30,000	BB+	4.750% due 1/15/43	22,233
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BB+	4.950% due 5/28/27	473,728
460,000	BB+	2.900% due 2/16/28	384,613
220,000	BB+	2.900% due 2/10/29	180,655
200,000	BB+	5.113% due 5/3/29	183,913
200,000	BB+	4.000% due 11/13/30	169,418
		General Motors Co., Senior Unsecured Notes:
70,000	BBB	5.400% due 10/2/23	70,101
290,000	BBB	6.125% due 10/1/25	293,706
215,000	BBB	5.400% due 10/15/29	207,286
250,000	BBB	6.250% due 10/2/43	240,315
455,000	BBB	5.200% due 4/1/45	384,773
		General Motors Financial Co., Inc.:
100,000	BBB	Company Guaranteed Notes, 4.350% due 1/17/27	95,190
		Senior Unsecured Notes:
646,000	BBB	2.750% due 6/20/25	608,031
111,000	BBB	4.300% due 4/6/29	101,255
648,000	BBB	3.100% due 1/12/32	518,522
412,000	BBB+	Hyundai Capital America, Senior Unsecured Notes, 2.375% due 2/10/23(a)	409,514
200,000	BBB+	Hyundai Capital Services Inc., Senior Unsecured Notes, 3.750% due 3/5/23(a)	199,078

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Auto Manufacturers - 0.5% - (continued)
$ 54,000	BBB-	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 2.750% due 3/9/28(a)	$43,394
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
250,000	BBB-	3.043% due 9/15/23(a)	244,361
600,000	BBB-	3.522% due 9/17/25(a)	555,542
300,000	BBB-	4.345% due 9/17/27(a)	270,106
245,000	BBB-	4.810% due 9/17/30(a)	211,895

		Total Auto Manufacturers	6,216,967

Banks - 9.0%
450,000	BBB	ABN AMRO Bank NV, Senior Unsecured Notes, 2.470% (1-Year CMT Index + 1.100%) due 12/13/29(a)(c)	364,546
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	198,960
600,000	A-	2.746% due 5/28/25	563,772
		Bank of America Corp.:
		Senior Unsecured Notes:
450,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(c)	449,471
490,000	A-	4.125% due 1/22/24	486,682
322,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(c)	320,382
280,000	A-	4.000% due 4/1/24	277,837
170,000	A-	3.841% (SOFR + 1.110%) due 4/25/25(c)	165,770
15,000	A-	0.981% (SOFR + 0.910%) due 9/25/25(c)	13,746
610,000	A-	3.384% (SOFR + 1.330%) due 4/2/26(c)	580,579
210,000	A-	3.500% due 4/19/26	201,273
2,272,000	A-	1.319% (SOFR + 1.150%) due 6/19/26(c)	2,048,884
178,000	A-	1.197% (SOFR + 1.010%) due 10/24/26(c)	157,766
740,000	A-	1.658% (SOFR + 0.910%) due 3/11/27(c)	654,546
615,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(c)	538,881
802,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(c)	752,710
835,000	A-	2.551% (SOFR + 1.050%) due 2/4/28(c)	746,490
1,439,000	A-	4.376% (SOFR + 1.580%) due 4/27/28(c)	1,380,615
50,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(c)	46,319
435,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(c)	396,298
934,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(c)	866,857
3,375,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(c)	2,846,335
1,302,000	A-	4.271% (3-Month USD-LIBOR + 1.310%) due 7/23/29(c)	1,224,596
875,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(c)	802,671
238,000	A-	2.884% (3-Month USD-LIBOR + 1.190%) due 10/22/30(c)	202,148
633,000	A-	2.496% (3-Month USD-LIBOR + 0.990%) due 2/13/31(c)	519,239
1,508,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(c)	1,242,373
172,000	A-	1.898% (SOFR + 1.530%) due 7/23/31(c)	133,855
886,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(c)	684,869
825,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(c)	667,750
395,000	A-	2.299% (SOFR + 1.220%) due 7/21/32(c)	307,829
1,471,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(c)	1,167,923
1,764,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(c)	1,438,021
1,714,000	A-	4.571% (SOFR + 1.830%) due 4/27/33(c)	1,593,021
240,000	A-	5.000% due 1/21/44	224,332
530,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(c)	446,328
310,000	A-	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(c)	253,245
		Subordinated Notes:
600,000	BBB+	4.200% due 8/26/24	591,519
740,000	BBB+	4.000% due 1/22/25	725,523
30,000	BBB+	7.250% due 10/15/25	31,507
40,000	BBB+	4.450% due 3/3/26	39,314

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Banks - 9.0% - (continued)
$ 20,000	BBB+	4.250% due 10/22/26	$19,565
		Bank of Montreal:
300,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	280,328
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(c)	44,256
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	83,561
390,000	A	4.289% (SOFR + 1.418%) due 6/13/33(c)	364,975
440,000	A	Bank of New York Mellon Corp.(The), Senior Unsecured Notes, 5.834% (SOFR + 2.074%) due 10/25/33(c)	462,039
		Bank of Nova Scotia (The):
170,000	A-	Senior Unsecured Notes, 1.300% due 6/11/25	155,382
180,000	BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(c)	154,787
		Barclays PLC:
620,000	BBB	Senior Unsecured Notes, 4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(c)	581,243
200,000	BB+	Subordinated Notes, 5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(c)	179,933
		BNP Paribas SA:
		Senior Unsecured Notes:
470,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(c)	464,502
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(c)	201,942
750,000	A-	4.400% due 8/14/28(a)	704,409
200,000	A-	2.871% (SOFR + 1.387%) due 4/19/32(a)(c)	157,561
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	175,613
		Citigroup Inc.:
220,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	205,364
		Senior Unsecured Notes:
180,000	BBB+	1.678% (SOFR + 1.667%) due 5/15/24(c)	176,933
120,000	BBB+	3.106% (SOFR + 2.842%) due 4/8/26(c)	113,716
200,000	BBB+	3.070% (SOFR + 1.280%) due 2/24/28(c)	181,777
70,000	BBB+	4.658% (SOFR + 1.887%) due 5/24/28(c)	67,875
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(c)	91,302
815,000	BBB+	2.976% (SOFR + 1.422%) due 11/5/30(c)	693,872
210,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(c)	194,731
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(c)	57,265
520,000	BBB+	2.561% (SOFR + 1.167%) due 5/1/32(c)	414,987
160,000	BBB+	2.520% (SOFR + 1.177%) due 11/3/32(c)	125,488
3,520,000	BBB+	3.057% (SOFR + 1.351%) due 1/25/33(c)	2,885,292
250,000	BBB+	3.785% (SOFR + 1.939%) due 3/17/33(c)	217,199
220,000	BBB+	4.910% (SOFR + 2.086%) due 5/24/33(c)	208,946
314,000	BBB+	8.125% due 7/15/39	393,475
196,000	BBB+	4.650% due 7/30/45	173,426
70,000	BBB+	4.650% due 7/23/48	62,760
		Subordinated Notes:
670,000	BBB	4.400% due 6/10/25	658,641
250,000	BBB	5.500% due 9/13/25	253,483
890,000	BBB	4.300% due 11/20/26	867,547
30,000	BBB	6.625% due 6/15/32	31,638
100,000	BBB	6.675% due 9/13/43	109,094
286,000	BBB	5.300% due 5/6/44	262,596
30,000	BBB	4.750% due 5/18/46	25,471
142,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	131,955
58,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	47,158
		Cooperatieve Rabobank UA:
990,000	BBB+	Company Guaranteed Notes, 4.375% due 8/4/25	961,879
270,000	A-	Senior Unsecured Notes, 3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(c)	230,809

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Banks - 9.0% - (continued)
$ 500,000	A-	Credit Agricole SA, Senior Unsecured Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(c)	$452,926
		Credit Suisse AG, Senior Unsecured Notes:
250,000	A-	2.950% due 4/9/25	222,433
250,000	A-	5.000% due 7/9/27	222,424
		Credit Suisse Group AG:
760,000	B	Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.383%)(a)(c)(d)	632,700
		Senior Unsecured Notes:
320,000	BBB-	4.550% due 4/17/26	277,917
370,000	BBB-	2.193% (SOFR + 2.044%) due 6/5/26(a)(c)	311,523
900,000	BBB-	1.305% (SOFR + 0.980%) due 2/2/27(a)(c)	711,808
60,000	BBB-	3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	47,863
250,000	BBB-	4.194% (SOFR + 3.730%) due 4/1/31(a)(c)	188,950
1,850,000	BBB-	3.091% (SOFR + 1.730%) due 5/14/32(a)(c)	1,257,846
2,865,000	BBB-	6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	2,504,973
630,000	BBB-	9.016% (SOFR + 5.020%) due 11/15/33(a)(c)	636,224
		Danske Bank AS, Senior Unsecured Notes:
800,000	BBB+	5.375% due 1/12/24(a)	795,720
260,000	BBB+	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(c)	237,864
		Deutsche Bank AG, Senior Unsecured Notes:
150,000	BBB-	1.447% (SOFR + 1.131%) due 4/1/25(c)	138,378
23,000	BBB-	4.100% due 1/13/26	22,056
188,000	BBB-	2.129% (SOFR + 1.870%) due 11/24/26(c)	164,443
645,000	A	DNB Bank ASA, Senior Unsecured Notes, 1.127% (1-Year CMT Index + 0.850%) due 9/16/26(a)(c)	567,452
11,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 5.528% (3-Month USD-LIBOR + 0.768%)(c)(d)	8,388
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
565,000	BBB+	3.200% due 2/23/23	562,857
1,120,000	BBB+	1.217% due 12/6/23	1,079,875
265,000	BBB+	0.657% (SOFR + 0.505%) due 9/10/24(c)	253,963
689,000	BBB+	0.925% (SOFR + 0.486%) due 10/21/24(c)	656,941
57,000	BBB+	1.757% (SOFR + 0.730%) due 1/24/25(c)	54,320
170,000	BBB+	3.500% due 4/1/25	164,453
145,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(c)	139,592
132,000	BBB+	0.855% (SOFR + 0.609%) due 2/12/26(c)	118,771
15,000	BBB+	5.776% (3-Month USD-LIBOR + 1.170%) due 5/15/26(c)	14,827
150,000	BBB+	3.500% due 11/16/26	142,555
220,000	BBB+	1.093% (SOFR + 0.789%) due 12/9/26(c)	193,683
685,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(c)	601,958
1,240,000	BBB+	1.542% (SOFR + 0.818%) due 9/10/27(c)	1,070,666
3,883,000	BBB+	2.640% (SOFR + 1.114%) due 2/24/28(c)	3,461,834
1,051,000	BBB+	3.615% (SOFR + 1.846%) due 3/15/28(c)	977,165
620,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(c)	569,259
940,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(c)	882,374
295,000	BBB+	1.992% (SOFR + 1.090%) due 1/27/32(c)	227,116
2,992,000	BBB+	2.615% (SOFR + 1.281%) due 4/22/32(c)	2,414,765
1,599,000	BBB+	2.383% (SOFR + 1.248%) due 7/21/32(c)	1,259,744
1,900,000	BBB+	2.650% (SOFR + 1.264%) due 10/21/32(c)	1,518,576
965,000	BBB+	3.102% (SOFR + 1.410%) due 2/24/33(c)	798,259
210,000	BBB+	6.250% due 2/1/41	221,984
30,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(c)	22,042
70,000	BBB+	2.908% (SOFR + 1.472%) due 7/21/42(c)	49,361
100,000	BBB+	4.750% due 10/21/45	90,267

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Banks - 9.0% - (continued)
		Subordinated Notes:
$ 600,000	BBB	4.250% due 10/21/25	$588,126
460,000	BBB	6.750% due 10/1/37	491,557
290,000	BBB	5.150% due 5/22/45	274,306
12,000	BBB+	Goldman Sachs Group Inc.(The), Senior Unsecured Notes, 0.673% (SOFR + 0.572%) due 3/8/24(c)	11,822
		HSBC Holdings PLC:
		Senior Unsecured Notes:
105,000	A-	1.645% (SOFR + 1.538%) due 4/18/26(c)	94,317
485,000	A-	1.589% (SOFR + 1.290%) due 5/24/27(c)	415,291
405,000	A-	4.755% (SOFR + 2.110%) due 6/9/28(c)	383,762
2,070,000	A-	2.206% (SOFR + 1.285%) due 8/17/29(c)	1,671,351
420,000	A-	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(c)	366,615
350,000	A-	2.804% (SOFR + 1.187%) due 5/24/32(c)	271,292
230,000	A-	2.871% (SOFR + 1.410%) due 11/22/32(c)	174,873
		Subordinated Notes:
220,000	BBB	4.762% (SOFR + 2.530%) due 3/29/33(c)	188,277
190,000	BBB	6.500% due 9/15/37	183,177
		Intesa Sanpaolo SpA:
200,000	BBB	Senior Unsecured Notes, 3.375% due 1/12/23(a)	199,422
200,000	BB+	Subordinated Notes, 5.017% due 6/26/24(a)	192,666
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,497,000	A-	3.559% (3-Month USD-LIBOR + 0.730%) due 4/23/24(c)	1,486,514
270,000	A-	1.514% (SOFR + 1.455%) due 6/1/24(c)	264,913
430,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(c)	424,804
240,000	A-	3.845% (SOFR + 0.980%) due 6/14/25(c)	235,637
435,000	A-	0.969% (3-Month Term SOFR + 0.580%) due 6/23/25(c)	404,394
1,080,000	A-	1.561% (SOFR + 0.605%) due 12/10/25(c)	997,291
1,173,000	A-	2.595% (SOFR + 0.915%) due 2/24/26(c)	1,106,062
671,000	A-	2.005% (3-Month Term SOFR + 1.585%) due 3/13/26(c)	622,838
280,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(c)	259,694
644,000	A-	3.960% (3-Month USD-LIBOR + 1.245%) due 1/29/27(c)	619,270
1,745,000	A-	1.578% (SOFR + 0.885%) due 4/22/27(c)	1,539,776
360,000	A-	1.470% (SOFR + 0.765%) due 9/22/27(c)	311,127
2,955,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(c)	2,781,237
1,001,000	A-	4.323% (SOFR + 1.560%) due 4/26/28(c)	958,721
915,000	A-	2.182% (SOFR + 1.890%) due 6/1/28(c)	800,094
846,000	A-	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(c)	788,303
40,000	A-	2.069% (SOFR + 1.015%) due 6/1/29(c)	33,625
480,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(c)	450,073
480,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(c)	455,425
717,000	A-	3.702% (3-Month USD-LIBOR + 1.160%) due 5/6/30(c)	650,562
400,000	A-	4.565% (SOFR + 1.750%) due 6/14/30(c)	380,884
345,000	A-	2.739% (SOFR + 1.510%) due 10/15/30(c)	292,365
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(c)	123,844
815,000	A-	1.953% (SOFR + 1.065%) due 2/4/32(c)	630,745
2,524,000	A-	2.580% (SOFR + 1.250%) due 4/22/32(c)	2,041,252
601,000	A-	2.545% (SOFR + 1.180%) due 11/8/32(c)	479,707
403,000	A-	2.963% (SOFR + 1.260%) due 1/25/33(c)	331,373
121,000	A-	4.586% (SOFR + 1.800%) due 4/26/33(c)	113,348
200,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(c)	159,854
50,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(c)	34,599
		Subordinated Notes:
270,000	BBB+	3.875% due 9/10/24	265,329

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Banks - 9.0% - (continued)
$ 210,000	BBB+	4.250% due 10/1/27	$204,795
490,000	BBB+	4.950% due 6/1/45	451,817
51,000	BBB+	KeyCorp, Senior Unsecured Notes, 2.250% due 4/6/27	45,079
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
400,000	BBB+	3.900% due 3/12/24	392,474
350,000	BBB+	1.627% (1-Year CMT Index + 0.850%) due 5/11/27(c)	301,271
200,000	BBB+	4.375% due 3/22/28	187,832
530,000	BBB+	4.976% (1-Year CMT Index + 2.300%) due 8/11/33(c)	486,700
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	234,712
		Macquarie Group Ltd., Senior Unsecured Notes:
540,000	BBB+	1.201% (SOFR + 0.694%) due 10/14/25(a)(c)	492,332
540,000	BBB+	1.340% (SOFR + 1.069%) due 1/12/27(a)(c)	466,606
600,000	BBB+	4.442% (SOFR + 2.405%) due 6/21/33(a)(c)	520,427
250,000	AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(a)	231,412
		NatWest Group PLC, Senior Unsecured Notes:
200,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	197,903
990,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(c)	963,317
400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(c)	373,904
33,000	A+	Northern Trust Corp., Senior Unsecured Notes, 3.150% due 5/3/29	29,986
		Royal Bank of Canada, Senior Unsecured Notes:
260,000	A	1.600% due 4/17/23	256,932
160,000	A	1.150% due 6/10/25	146,535
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	29,408
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(c)	176,599
200,000	BBB	1.089% (SOFR + 0.787%) due 3/15/25(c)	185,565
990,000	BBB	1.532% (1-Year CMT Index + 1.250%) due 8/21/26(c)	869,025
1,440,000	BBB	1.673% (SOFR + 0.989%) due 6/14/27(c)	1,216,423
535,000	BBB-	Santander UK PLC, Subordinated Notes, 5.000% due 11/7/23(a)	528,341
200,000	A+	Swedbank AB, Senior Unsecured Notes, 1.300% due 6/2/23(a)	195,940
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
310,000	A	0.750% due 6/12/23	303,390
150,000	A	1.150% due 6/12/25	136,506
280,000	A	4.456% due 6/8/32	267,103
1,070,000	BB	UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	1,056,625
		US Bancorp:
350,000	A+	Senior Unsecured Notes, 1.450% due 5/12/25	324,886
56,000	A	Subordinated Notes, 3.100% due 4/27/26	53,151
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(c)(d)	48,928
		Senior Unsecured Notes:
270,000	BBB+	3.750% due 1/24/24	266,349
300,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(c)	278,956
29,000	BBB+	4.540% (SOFR + 1.560%) due 8/15/26(c)	28,397
260,000	BBB+	3.000% due 10/23/26	242,604
379,000	BBB+	3.526% (SOFR + 1.510%) due 3/24/28(c)	351,850
2,759,000	BBB+	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(c)	2,560,089
716,000	BBB+	4.150% due 1/24/29	674,161
650,000	BBB+	2.879% (3-Month Term SOFR + 1.432%) due 10/30/30(c)	558,094
100,000	BBB+	4.478% (SOFR + 4.032%) due 4/4/31(c)	94,348
1,870,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(c)	1,595,141
655,000	BBB+	4.897% (SOFR + 2.100%) due 7/25/33(c)	629,031

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Banks - 9.0% - (continued)
$ 2,300,000	BBB+	5.013% (SOFR + 4.502%) due 4/4/51(c)	$2,151,163
49,000	BBB+	4.611% (SOFR + 2.130%) due 4/25/53(c)	42,989
		Subordinated Notes:
169,000	BBB	4.480% due 1/16/24	168,215
230,000	BBB	5.375% due 11/2/43	218,321
110,000	BBB	5.606% due 1/15/44	107,125
280,000	BBB	4.650% due 11/4/44	241,395
450,000	BBB	4.900% due 11/17/45	395,744
40,000	BBB	4.400% due 6/14/46	32,436
160,000	BBB	4.750% due 12/7/46	137,214

		Total Banks	114,878,712

Beverages - 0.4%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	BBB+	3.650% due 2/1/26	329,749
1,540,000	BBB+	4.900% due 2/1/46	1,434,321
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
140,000	BBB+	4.000% due 4/13/28	135,402
81,000	BBB+	4.750% due 1/23/29	80,840
260,000	BBB+	3.500% due 6/1/30	239,309
160,000	BBB+	4.350% due 6/1/40	144,114
30,000	BBB+	4.600% due 4/15/48	27,133
270,000	BBB+	5.550% due 1/23/49	275,791
270,000	BBB+	4.500% due 6/1/50	242,967
650,000	BBB-	Bacardi Ltd., Company Guaranteed Notes, 4.450% due 5/15/25(a)	630,989
		Coca-Cola Co. (The), Senior Unsecured Notes:
110,000	A+	3.375% due 3/25/27	106,433
160,000	A+	1.450% due 6/1/27	142,170
10,000	A+	2.500% due 6/1/40	7,393
60,000	A+	2.600% due 6/1/50	41,096
		Constellation Brands Inc., Senior Unsecured Notes:
100,000	BBB	3.600% due 5/9/24	98,031
130,000	BBB	4.350% due 5/9/27	126,971
575,000	BBB	2.250% due 8/1/31	458,924
		PepsiCo Inc., Senior Unsecured Notes:
180,000	A+	0.750% due 5/1/23	177,169
20,000	A+	2.625% due 3/19/27	18,632
150,000	A+	1.625% due 5/1/30	123,676
60,000	A+	2.875% due 10/15/49	44,146
355,000	BBB	Suntory Holdings Ltd., Senior Unsecured Notes, 2.250% due 10/16/24(a)	331,975

		Total Beverages	5,217,231

Biotechnology - 0.1%
		Amgen Inc., Senior Unsecured Notes:
70,000	A-	3.625% due 5/22/24	68,882
122,000	A-	4.400% due 5/1/45	104,976
91,000	A-	4.200% due 2/22/52	74,279
177,000	BBB+	Biogen Inc., Senior Unsecured Notes, 3.150% due 5/1/50	121,073
65,000	A+	Celgene Corp., Senior Unsecured Notes, 3.900% due 2/20/28	62,170
		Gilead Sciences Inc., Senior Unsecured Notes:
160,000	BBB+	3.700% due 4/1/24	157,410
60,000	BBB+	3.650% due 3/1/26	58,073
64,000	BBB+	2.600% due 10/1/40	45,618
218,000	BBB+	4.800% due 4/1/44	204,248
130,000	BBB+	4.750% due 3/1/46	119,045

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Biotechnology - 0.1% - (continued)
$ 275,000	B-	Grifols Escrow Issuer SA, Senior Unsecured Notes, 4.750% due 10/15/28(a)	$231,396

		Total Biotechnology	1,247,170

Building Materials - 0.0%@
30,000	BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	24,384

Chemicals - 0.2%
479,000	BBB+	DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	474,990
4,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 4.500% due 12/1/28	3,807
69,000	A-	Ecolab Inc., Senior Unsecured Notes, 2.750% due 8/18/55	43,299
400,000	BBB	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	379,684
841,000	BBB-	International Flavors & Fragrances Inc., Senior Unsecured Notes, 2.300% due 11/1/30(a)	659,276
21,000	BBB	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 5/1/50	15,679
30,000	BBB	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	21,606
		OCP SA, Senior Unsecured Notes:
200,000	BB+	4.500% due 10/22/25(a)	195,912
200,000	BB+	3.750% due 6/23/31(a)	164,445
200,000	BB+	5.125% due 6/23/51(a)	145,299
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000	BBB-	1.875% due 5/11/26(a)	235,753
260,000	BBB-	2.875% due 5/11/31(a)	205,185
84,000	BBB	Westlake Corp., Senior Unsecured Notes, 3.375% due 8/15/61	50,494

		Total Chemicals	2,595,429

Commercial Services - 0.4%
550,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 6/15/23	545,152
		Cintas Corp. No 2, Company Guaranteed Notes:
110,000	A-	3.700% due 4/1/27	106,419
90,000	A-	4.000% due 5/1/32	85,020
		Global Payments Inc., Senior Unsecured Notes:
225,000	BBB-	4.950% due 8/15/27	218,538
522,000	BBB-	3.200% due 8/15/29	445,252
475,000	BBB-	2.900% due 5/15/30	390,671
230,000	BBB-	5.400% due 8/15/32	220,182
443,000	BBB-	5.950% due 8/15/52	403,644
		Moody’s Corp., Senior Unsecured Notes:
39,000	BBB+	3.250% due 1/15/28	36,002
306,000	BBB+	2.000% due 8/19/31	242,785
89,000	BBB+	3.750% due 2/25/52	68,793
108,000	BBB+	3.100% due 11/29/61	70,125
		PayPal Holdings Inc., Senior Unsecured Notes:
140,000	A-	1.650% due 6/1/25	130,182
100,000	A-	2.300% due 6/1/30	82,586
		RELX Capital Inc., Company Guaranteed Notes:
305,000	BBB+	3.500% due 3/16/23	303,654
59,000	BBB+	4.000% due 3/18/29	55,324
447,000	BBB+	3.000% due 5/22/30	387,363
60,000	B	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	49,446
		S&P Global Inc., Company Guaranteed Notes:
450,000	A3(b)	4.750% due 8/1/28(a)	448,681
113,000	A3(b)	1.250% due 8/15/30	87,441
		United Rentals North America Inc.:
		Company Guaranteed Notes:
50,000	BB+	3.875% due 2/15/31	42,711
120,000	BB+	3.750% due 1/15/32	99,719
20,000	BBB-	Secured Notes, 3.875% due 11/15/27	18,367

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Commercial Services - 0.4% - (continued)
$ 60,000	B-	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	$56,320

		Total Commercial Services	4,594,377

Computers - 0.4%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	297,045
290,000	AA+	1.125% due 5/11/25	267,863
280,000	AA+	2.450% due 8/4/26	262,251
400,000	AA+	3.350% due 2/9/27	386,775
360,000	AA+	2.900% due 9/12/27	340,078
55,000	AA+	3.850% due 5/4/43	48,755
251,000	AA+	2.850% due 8/5/61	169,494
		Dell International LLC/EMC Corp.:
71,000	BBB	Company Guaranteed Notes, 3.450% due 12/15/51(a)	44,836
52,000	BBB	Senior Unsecured Notes, 8.350% due 7/15/46	60,655
59,000	BBB	HP Inc., Senior Unsecured Notes, 2.650% due 6/17/31	46,229
		International Business Machines Corp., Senior Unsecured Notes:
680,000	A-	3.000% due 5/15/24	662,997
101,000	A-	3.300% due 1/27/27	95,735
118,000	A-	3.430% due 2/9/52	85,143
800,000	BBB-	Leidos Inc., Company Guaranteed Notes, 4.375% due 5/15/30	728,697
235,000	BBB-	Lenovo Group Ltd., Senior Unsecured Notes, 6.536% due 7/27/32(a)	227,959
150,000	B	NCR Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	129,544
539,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29	446,963
315,000	BB	Western Digital Corp., Senior Unsecured Notes, 2.850% due 2/1/29	250,803

		Total Computers	4,551,822

Cosmetics/Personal Care - 0.1%
560,000	BBB	GSK Consumer Healthcare Capital US LLC, Company Guaranteed Notes, 3.625% due 3/24/32	491,017
		Procter & Gamble Co. (The), Senior Unsecured Notes:
30,000	AA-	2.800% due 3/25/27	28,260
80,000	AA-	3.000% due 3/25/30	73,330

		Total Cosmetics/Personal Care	592,607

Distribution/Wholesale - 0.0%@
10,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	8,509

Diversified Financial Services - 0.9%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
280,000	BBB	4.875% due 1/16/24	276,052
190,000	BBB	3.150% due 2/15/24	183,265
2,180,000	BBB	2.450% due 10/29/26	1,915,404
540,000	BBB	3.000% due 10/29/28	455,754
1,215,000	BBB	3.300% due 1/30/32	964,442
		Air Lease Corp., Senior Unsecured Notes:
495,000	BBB	3.250% due 3/1/25	469,134
200,000	BBB	3.375% due 7/1/25	188,702
725,000	BBB	2.875% due 1/15/26	667,399
		American Express Co., Senior Unsecured Notes:
190,000	BBB+	3.375% due 5/3/24	186,236
220,000	BBB+	4.050% due 5/3/29	209,685
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
285,000	BBB-	2.875% due 2/15/25(a)	261,653
75,000	BBB-	3.250% due 2/15/27(a)	63,702
1,563,000	BBB-	2.528% due 11/18/27(a)	1,263,056
230,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(a)	185,087

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Diversified Financial Services - 0.9% - (continued)
$ 132,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 1.878% (SOFR + 0.855%) due 11/2/27(c)	$114,457
275,000	A	Charles Schwab Corp.(The), Senior Unsecured Notes, 1.950% due 12/1/31	217,107
100,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	96,596
255,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 4.500% due 1/30/26	245,528
		Intercontinental Exchange Inc., Senior Unsecured Notes:
212,000	A-	2.100% due 6/15/30	174,334
480,000	A-	1.850% due 9/15/32	368,191
600,000	A-	4.600% due 3/15/33	581,005
60,000	A-	4.950% due 6/15/52	57,350
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	28,307
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/18/17#(f)(g)	–
535,000	A	LSEGA Financing PLC, Company Guaranteed Notes, 2.000% due 4/6/28(a)	457,422
30,000	A+	Mastercard Inc., Senior Unsecured Notes, 3.850% due 3/26/50	26,095
		Nomura Holdings Inc., Senior Unsecured Notes:
230,000	BBB+	3.103% due 1/16/30	191,619
400,000	BBB+	2.608% due 7/14/31	308,474
60,000	BBB-	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 5.500% due 2/15/24(a)	59,083
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	199,141
		Synchrony Financial, Senior Unsecured Notes:
6,000	BBB-	4.500% due 7/23/25	5,744
47,000	BBB-	3.700% due 8/4/26	42,797
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	123,421
		Visa Inc., Senior Unsecured Notes:
340,000	AA-	3.150% due 12/14/25	327,210
110,000	AA-	2.050% due 4/15/30	94,648
310,000	AA-	4.300% due 12/14/45	288,833

		Total Diversified Financial Services	11,296,933

Electric - 1.4%
		AEP Texas Inc., Senior Unsecured Notes:
82,000	A-	3.450% due 1/15/50	58,254
191,000	A-	3.450% due 5/15/51	134,367
		AEP Transmission Co. LLC, Senior Unsecured Notes:
505,000	A-	3.750% due 12/1/47	391,799
120,000	A-	2.750% due 8/15/51	76,504
200,000	A-	4.500% due 6/15/52	177,856
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	15,871
64,000	A-	3.700% due 12/1/47	49,654
60,000	A-	3.450% due 10/1/49	44,007
161,000	A	Ameren Illinois Co., 1st Mortgage Notes, 3.250% due 3/15/50	115,487
150,000	BBB	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	122,143
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000	A	3.500% due 8/15/46	4,522
150,000	A	3.750% due 8/15/47	118,680
130,000	A	3.200% due 9/15/49	92,545
67,000	A	2.900% due 6/15/50	44,968
223,000	A	4.550% due 6/1/52	200,251
		CenterPoint Energy Houston Electric LLC:
		1st Mortgage Notes:
146,000	A	3.350% due 4/1/51	108,064
126,000	A	3.600% due 3/1/52	98,224
15,000	A	General Refinance Mortgage, 3.950% due 3/1/48	12,416

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Electric - 1.4% - (continued)
		Commonwealth Edison Co., 1st Mortgage Notes:
$ 78,000	A	3.125% due 3/15/51	$54,717
128,000	A	3.850% due 3/15/52	103,361
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000	A-	3.350% due 4/1/30	54,098
40,000	A-	3.950% due 4/1/50	32,478
146,000	A-	6.150% due 11/15/52	159,028
		Consumers Energy Co., 1st Mortgage Notes:
256,000	A	3.500% due 8/1/51	194,028
91,000	A	2.650% due 8/15/52	58,527
313,000	A	4.200% due 9/1/52	270,467
		DTE Electric Co., General Refinance Mortgage:
30,000	A	4.050% due 5/15/48	24,977
250,000	A	3.950% due 3/1/49	206,740
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
22,000	A	3.950% due 11/15/28	21,167
500,000	A	4.250% due 12/15/41	434,990
205,000	A	3.200% due 8/15/49	146,430
395,000	A	3.550% due 3/15/52	300,505
		Duke Energy Corp., Senior Unsecured Notes:
500,000	BBB	2.550% due 6/15/31	410,136
260,000	BBB	5.000% due 8/15/52	235,346
		Duke Energy Florida LLC, 1st Mortgage Notes:
334,000	A	2.500% due 12/1/29	287,842
504,000	A	1.750% due 6/15/30	404,605
24,000	A	4.200% due 7/15/48	20,243
30,000	A	5.950% due 11/15/52	32,862
335,000	A	Duke Energy Ohio Inc., 1st Mortgage Notes, 3.650% due 2/1/29	312,389
		Duke Energy Progress LLC, 1st Mortgage Notes:
130,000	A	3.450% due 3/15/29	119,843
162,000	A	4.100% due 5/15/42	136,971
48,000	A	4.100% due 3/15/43	40,457
67,000	A	2.900% due 8/15/51	44,339
		Edison International, Senior Unsecured Notes:
91,000	BBB-	4.950% due 4/15/25	89,838
72,000	BBB-	5.750% due 6/15/27	72,736
75,000	BBB-	6.950% due 11/15/29	78,482
87,000	A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	61,989
		Entergy Louisiana LLC:
		1st Mortgage Notes:
168,000	A	1.600% due 12/15/30	129,920
513,000	A	2.350% due 6/15/32	411,035
60,000	A	2.900% due 3/15/51	39,357
47,000	A	Collateral Trust, 3.050% due 6/1/31	40,447
163,000	A	Entergy Mississippi LLC, 1st Mortgage Notes, 3.500% due 6/1/51	119,121
125,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	115,770
		Exelon Corp., Senior Unsecured Notes:
143,000	BBB	5.625% due 6/15/35	145,524
143,000	BBB	4.700% due 4/15/50	125,723
114,000	BBB	4.100% due 3/15/52(a)	92,640
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BB+	1.600% due 1/15/26	53,112
310,000	BB+	4.400% due 7/15/27	292,714

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Electric - 1.4% - (continued)
		Florida Power & Light Co., 1st Mortgage Notes:
$ 542,000	A+	3.950% due 3/1/48	$453,458
540,000	A+	3.990% due 3/1/49	453,620
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	396,059
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	690,729
485,000	BBB	Metropolitan Edison Co., Senior Unsecured Notes, 4.300% due 1/15/29(a)	457,309
		MidAmerican Energy Co., 1st Mortgage Notes:
255,000	A+	3.100% due 5/1/27	240,632
100,000	A+	3.650% due 4/15/29	94,152
100,000	A+	3.150% due 4/15/50	71,145
780,000	BBB+	New England Power Co., Senior Unsecured Notes, 2.807% due 10/6/50(a)	482,307
		Northern States Power Co., 1st Mortgage Notes:
114,000	A	2.900% due 3/1/50	79,018
85,000	A	2.600% due 6/1/51	54,729
50,000	A	3.200% due 4/1/52	36,075
		NRG Energy Inc., Senior Secured Notes:
155,000	BBB-	2.450% due 12/2/27(a)	132,510
122,000	BBB-	4.450% due 6/15/29(a)	111,951
		Ohio Power Co., Senior Unsecured Notes:
29,000	A-	4.000% due 6/1/49	22,927
118,000	A-	2.900% due 10/1/51	78,210
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
168,000	A+	3.700% due 11/15/28	158,710
90,000	A+	4.150% due 6/1/32(a)	85,990
98,000	A+	3.100% due 9/15/49	70,020
460,000	A+	4.600% due 6/1/52(a)	426,509
		Pacific Gas & Electric Co., 1st Mortgage Notes:
190,000	BBB-	4.950% due 6/8/25	186,464
500,000	BBB-	5.450% due 6/15/27	486,195
14,000	BBB-	2.500% due 2/1/31	10,951
83,000	BBB-	4.950% due 7/1/50	66,227
		PECO Energy Co., 1st Mortgage Notes:
148,000	A	3.050% due 3/15/51	102,774
506,000	A	4.600% due 5/15/52	463,614
560,000	BBB	Pennsylvania Electric Co., Senior Unsecured Notes, 4.150% due 4/15/25(a)	537,714
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	479,935
		Public Service Electric & Gas Co., 1st Mortgage Notes:
23,000	A	3.000% due 5/15/27	21,496
199,000	A	3.200% due 5/15/29	181,925
		Southern California Edison Co., 1st Mortgage Notes:
384,000	A-	3.700% due 8/1/25	373,279
206,000	A-	1.200% due 2/1/26	183,258
97,000	A-	4.200% due 3/1/29	92,083
200,000	A-	5.950% due 11/1/32	210,397
203,000	A	Southwestern Public Services Co., 1st Mortgage Notes, 3.150% due 5/1/50	142,731
115,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 3.625% due 6/15/50	84,444
800,000	A-	Tucson Electric Power Co., Senior Unsecured Notes, 3.850% due 3/15/23	797,157
		Virginia Electric & Power Co., Senior Unsecured Notes:
33,000	BBB+	6.000% due 1/15/36	34,182
68,000	BBB+	6.000% due 5/15/37	71,115
55,000	BBB+	4.650% due 8/15/43	48,870
94,000	BBB+	4.200% due 5/15/45	78,123
47,000	BBB+	4.625% due 5/15/52	41,676

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Electric - 1.4% - (continued)
			Vistra Operations Co. LLC, Senior Secured Notes:
$ 363,000		BBB-	5.125% due 5/13/25(a)	$354,057
92,000		BBB-	3.700% due 1/30/27(a)	84,051

			Total Electric	17,569,344

Electronics - 0.0%@
190,000		BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	154,482
110,000		A	Honeywell International Inc., Senior Unsecured Notes, 1.350% due 6/1/25	101,961

			Total Electronics	256,443

Engineering & Construction - 0.0%@
182,000		CCC+	Artera Services LLC, Senior Secured Notes, 9.033% due 12/4/25(a)	151,711
285,000	EUR	BBB+	Heathrow Funding Ltd., Senior Secured Notes, 1.875% due 3/14/34	220,238

			Total Engineering & Construction	371,949

Entertainment - 0.3%
155,000		B-	Caesars Entertainment Inc., Senior Unsecured Notes, 4.625% due 10/15/29(a)	129,859
			Warnermedia Holdings Inc., Company Guaranteed Notes:
80,000		BBB-	3.755% due 3/15/27(a)	72,785
100,000		BBB-	4.054% due 3/15/29(a)	87,452
620,000		BBB-	4.279% due 3/15/32(a)	525,229
890,000		BBB-	5.050% due 3/15/42(a)	709,981
2,576,000		BBB-	5.141% due 3/15/52(a)	1,976,058

			Total Entertainment	3,501,364

Environmental Control - 0.1%
			Republic Services Inc., Senior Unsecured Notes:
130,000		BBB+	2.500% due 8/15/24	124,625
170,000		BBB+	3.375% due 11/15/27	159,555
309,000		B-	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	285,644

			Total Environmental Control	569,824

Food - 0.3%
50,000		A	Hershey Co. (The), Senior Unsecured Notes, 0.900% due 6/1/25	45,697
			JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
			Company Guaranteed Notes:
420,000		BBB-	3.000% due 2/2/29(a)	353,416
465,000		BBB-	3.000% due 5/15/32(a)	363,895
350,000		BBB-	6.500% due 12/1/52(a)	338,196
275,000		BBB-	Senior Unsecured Notes, 5.500% due 1/15/30(a)	264,159
			Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000		BBB-	3.000% due 6/1/26	9,406
40,000		BBB-	4.250% due 3/1/31	37,804
10,000		BBB-	6.750% due 3/15/32	10,984
40,000		BBB-	5.000% due 7/15/35	39,190
30,000		BBB-	6.875% due 1/26/39	33,131
10,000		BBB-	7.125% due 8/1/39(a)	11,143
10,000		BBB-	4.625% due 10/1/39	8,930
445,000		BBB-	5.000% due 6/4/42	417,773
150,000		BBB-	5.200% due 7/15/45	141,341
678,000		BBB-	4.375% due 6/1/46	568,460
80,000		BBB-	5.500% due 6/1/50	78,591
			Mars Inc., Company Guaranteed Notes:
110,000		A	2.700% due 4/1/25(a)	105,282
350,000		A	3.200% due 4/1/30(a)	315,417
330,000		BBB	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 5/4/25	306,210
300,000		BBB-	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(a)	294,934
400,000		B+	Post Holdings Inc., Company Guaranteed Notes, 5.750% due 3/1/27(a)	386,875
285,000		BBB+	Tyson Foods Inc., Senior Unsecured Notes, 3.900% due 9/28/23	282,158

			Total Food	4,412,992

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Forest Products & Paper - 0.1%
$ 45,000	A+	Georgia-Pacific LLC, Senior Unsecured Notes, 0.950% due 5/15/26(a)	$39,501
52,000	BBB	International Paper Co., Senior Unsecured Notes, 4.800% due 6/15/44	44,911
		Suzano Austria GmbH, Company Guaranteed Notes:
380,000	BBB-	3.750% due 1/15/31	317,743
570,000	BBB-	3.125% due 1/15/32	445,896

		Total Forest Products & Paper	848,051

Gas - 0.1%
82,000	A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	68,108
		CenterPoint Energy Resources Corp., Senior Unsecured Notes:
353,000	BBB+	1.750% due 10/1/30	281,119
305,000	BBB+	4.400% due 7/1/32	294,367
		Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
123,000	BBB+	3.500% due 6/1/29	112,948
460,000	BBB+	5.050% due 5/15/52	417,469
		Southern Co. Gas Capital Corp., Company Guaranteed Notes:
215,000	BBB+	5.875% due 3/15/41	213,682
250,000	BBB+	4.400% due 5/30/47	202,649

		Total Gas	1,590,342

Healthcare - Products - 0.1%
		Abbott Laboratories, Senior Unsecured Notes:
164,000	AA-	3.750% due 11/30/26	161,584
70,000	AA-	4.750% due 11/30/36	70,157
150,000	AA-	4.900% due 11/30/46	149,847
		Alcon Finance Corp., Company Guaranteed Notes:
645,000	BBB	3.000% due 9/23/29(a)	563,060
380,000	BBB	2.600% due 5/27/30(a)	318,625
105,000	BBB	Baxter International Inc., Senior Unsecured Notes, 3.132% due 12/1/51	70,016
24,000	BBB	Boston Scientific Corp., Senior Unsecured Notes, 2.650% due 6/1/30	20,625
170,000	A-	Danaher Corp., Senior Unsecured Notes, 2.800% due 12/10/51	115,724
13,000	WR(b)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	11,850
328,000	A-	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 2.000% due 10/15/31	266,981

		Total Healthcare - Products	1,748,469

Healthcare - Services - 1.2%
		Aetna Inc., Senior Unsecured Notes:
40,000	BBB	2.800% due 6/15/23	39,520
48,000	BBB	6.625% due 6/15/36	50,898
205,000	AA	BHSH System Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	153,929
420,000	AA-	Cedars-Sinai Health System, Secured Notes, 2.288% due 8/15/31	341,697
		Centene Corp., Senior Unsecured Notes:
195,000	BBB-	4.250% due 12/15/27	182,618
150,000	BBB-	4.625% due 12/15/29	139,670
30,000	BBB-	3.375% due 2/15/30	25,678
1,070,000	BBB-	3.000% due 10/15/30	878,245
325,000	BBB-	2.500% due 3/1/31	256,229
10,000	BBB-	2.625% due 8/1/31	7,874
100,000	A+	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	102,216
		CommonSpirit Health:
30,000	A-	Secured Notes, 4.350% due 11/1/42	25,103
		Senior Secured Notes:
683,000	A-	3.347% due 10/1/29	593,301
190,000	A-	2.782% due 10/1/30	152,955

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Healthcare - Services - 1.2% - (continued)
$ 175,000	AA	3.817% due 10/1/49	$128,805
95,000	A-	3.910% due 10/1/50	69,264
205,000	AA	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	169,182
		Elevance Health Inc., Senior Unsecured Notes:
1,120,000	A	3.650% due 12/1/27	1,064,448
140,000	A	4.100% due 5/15/32	131,554
248,000	A	4.550% due 3/1/48	219,780
140,000	A	4.550% due 5/15/52	123,779
33,000	A	4.850% due 8/15/54	28,609
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	108,705
355,000	BBB	Fresenius Medical Care US Finance III Inc., Company Guaranteed Notes, 1.875% due 12/1/26(a)	302,011
		HCA Inc.:
		Company Guaranteed Notes:
40,000	BBB-	5.000% due 3/15/24	39,835
949,000	BBB-	5.250% due 4/15/25	946,878
152,000	BBB-	5.250% due 6/15/26	150,726
153,000	BBB-	5.375% due 9/1/26	152,248
684,000	BBB-	5.625% due 9/1/28	682,676
1,429,000	BBB-	4.125% due 6/15/29	1,303,872
383,000	BBB-	3.500% due 9/1/30	329,851
620,000	BBB-	3.625% due 3/15/32(a)	528,315
825,000	BBB-	5.500% due 6/15/47	746,457
295,000	BBB-	5.250% due 6/15/49	257,031
556,000	BBB-	3.500% due 7/15/51	372,781
691,000	BBB-	4.625% due 3/15/52(a)	552,192
76,000	BBB-	Senior Secured Notes, 4.500% due 2/15/27	73,042
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	32,520
		Humana Inc., Senior Unsecured Notes:
280,000	BBB+	3.150% due 12/1/22	280,000
20,000	BBB+	4.500% due 4/1/25	19,780
128,000	BBB+	1.350% due 2/3/27	110,333
30,000	BBB+	3.950% due 3/15/27	28,899
50,000	BBB+	2.150% due 2/3/32	39,320
70,000	BBB+	4.625% due 12/1/42	61,822
40,000	BBB+	4.950% due 10/1/44	36,952
35,000	BBB+	3.950% due 8/15/49	27,749
275,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	265,572
564,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 3.875% due 11/15/30(a)	485,745
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	66,979
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	81,404
90,000	AA	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	86,287
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	102,882
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	159,832
65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	42,134
		UnitedHealth Group Inc., Senior Unsecured Notes:
60,000	A+	3.500% due 6/15/23	59,609
70,000	A+	3.750% due 7/15/25	68,717
60,000	A+	1.250% due 1/15/26	54,315
50,000	A+	3.875% due 12/15/28	48,015
90,000	A+	4.000% due 5/15/29	86,343
50,000	A+	2.000% due 5/15/30	41,549
120,000	A+	4.200% due 5/15/32	115,289
271,000	A+	4.750% due 7/15/45	254,701

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Healthcare - Services - 1.2% - (continued)
$ 223,000	A+	3.750% due 10/15/47	$179,003
40,000	A+	4.250% due 6/15/48	34,994
30,000	A+	4.450% due 12/15/48	26,830
100,000	A+	3.700% due 8/15/49	79,718
20,000	A+	2.900% due 5/15/50	13,806
905,000	A+	3.250% due 5/15/51	660,846
120,000	A+	3.875% due 8/15/59	95,314
20,000	A+	3.125% due 5/15/60	13,852

		Total Healthcare - Services	15,193,085

Home Builders - 0.0%@
23,000	BBB	DR Horton Inc., Company Guaranteed Notes, 1.300% due 10/15/26	19,737
130,000	BBB-	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	124,331
10,000	BBB-	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	8,094
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	49,622

		Total Home Builders	201,784

Insurance - 0.6%
		Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
100,000	B	Senior Secured Notes, 4.250% due 10/15/27(a)	90,103
50,000	CCC+	Senior Unsecured Notes, 6.750% due 10/15/27(a)	46,125
		American International Group Inc., Senior Unsecured Notes:
60,000	BBB+	2.500% due 6/30/25	56,644
138,000	BBB+	4.800% due 7/10/45	123,925
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	21,322
1,162,000	A-	2.800% due 5/15/30	992,297
730,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 3.900% due 2/28/52	565,774
835,000	A+	Athene Global Funding, Senior Secured Notes, 4.527% (SOFR + 0.700%) due 5/24/24(a)(c)	819,111
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
350,000	AA	4.250% due 1/15/49	311,913
108,000	AA	2.500% due 1/15/51	68,672
640,000	AA	3.850% due 3/15/52	517,567
70,000	A	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	67,574
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	109,470
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	865,054
4,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	3,266
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
399,000	A-	4.375% due 3/15/29	387,862
268,000	A-	2.250% due 11/15/30	220,031
620,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	584,716
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 5.583% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	850,043
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	26,791
300,000	AA-	4.900% due 9/15/44(a)	279,232
995,000	AA-	3.300% due 5/15/50(a)	698,280

		Total Insurance	7,705,772

Internet - 0.4%
		Alphabet Inc., Senior Unsecured Notes:
40,000	AA+	0.450% due 8/15/25	36,106
80,000	AA+	1.100% due 8/15/30	63,505
90,000	AA+	1.900% due 8/15/40	61,659
50,000	AA+	2.050% due 8/15/50	31,251
		Amazon.com Inc., Senior Unsecured Notes:
190,000	AA	0.800% due 6/3/25	174,385

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Internet - 0.4% - (continued)
$ 60,000	AA	3.300% due 4/13/27	$57,484
240,000	AA	1.200% due 6/3/27	209,383
130,000	AA	3.150% due 8/22/27	123,462
130,000	AA	3.450% due 4/13/29	122,534
120,000	AA	1.500% due 6/3/30	97,312
320,000	AA	2.100% due 5/12/31	265,794
260,000	AA	3.600% due 4/13/32	241,501
430,000	AA	3.875% due 8/22/37	384,542
360,000	AA	2.875% due 5/12/41	273,912
160,000	AA	4.950% due 12/5/44	161,390
100,000	AA	4.050% due 8/22/47	87,362
391,000	AA	2.500% due 6/3/50	254,436
30,000	AA	3.100% due 5/12/51	21,766
111,000	AA	3.950% due 4/13/52	94,366
40,000	AA	4.250% due 8/22/57	35,435
463,000	AA-	Meta Platforms Inc., Senior Unsecured Notes, 4.450% due 8/15/52(a)	377,456
		Prosus NV, Senior Unsecured Notes:
200,000	BBB	3.680% due 1/21/30(a)	161,885
940,000	BBB	3.061% due 7/13/31(a)	700,083
		Tencent Holdings Ltd., Senior Unsecured Notes:
407,000	A+	2.985% due 1/19/23(a)	405,864
165,000	A+	3.975% due 4/11/29(a)	151,048
350,000	A+	3.840% due 4/22/51(a)	241,859

		Total Internet	4,835,780

Investment Companies - 0.0%@
		Ares Capital Corp., Senior Unsecured Notes:
34,000	BBB-	3.250% due 7/15/25	31,118
460,000	BBB-	2.150% due 7/15/26	392,831

		Total Investment Companies	423,949

Iron/Steel - 0.0%@
30,000	BBB-	ArcelorMittal SA, Senior Unsecured Notes, 7.000% due 10/15/39	30,149
325,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	336,251

		Total Iron/Steel	366,400

Leisure Time - 0.0%@
110,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	94,193

Lodging - 0.2%
		Las Vegas Sands Corp., Senior Unsecured Notes:
710,000	BB+	3.200% due 8/8/24	678,475
50,000	BB+	2.900% due 6/25/25	45,815
		Sands China Ltd., Senior Unsecured Notes:
900,000	BB+	5.625% due 8/8/25	871,920
200,000	BB+	4.300% due 1/8/26	183,732
350,000	BB+	2.800% due 3/8/27	292,541
200,000	BB+	3.350% due 3/8/29	163,377

		Total Lodging	2,235,860

Machinery - Construction & Mining - 0.0%@
50,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	43,059

Machinery - Diversified - 0.0%@
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30	36,127
130,000	A	3.750% due 4/15/50	111,941
80,000	BBB	Otis Worldwide Corp., Senior Unsecured Notes, 2.056% due 4/5/25	74,932

		Total Machinery - Diversified	223,000

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Media - 1.1%
$ 115,000	BB-	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	$90,833
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
100,000	BB-	4.750% due 2/1/32(a)	83,750
100,000	BB-	4.500% due 5/1/32	82,632
700,000	BB-	4.500% due 6/1/33(a)	556,329
130,000	BB-	4.250% due 1/15/34(a)	101,428
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
150,000	BBB-	4.908% due 7/23/25	147,581
210,000	BBB-	3.750% due 2/15/28	191,419
260,000	BBB-	4.200% due 3/15/28	241,616
330,000	BBB-	2.300% due 2/1/32	245,647
210,000	BBB-	4.400% due 4/1/33	183,571
788,000	BBB-	3.500% due 3/1/42	532,067
560,000	BBB-	5.375% due 5/1/47	458,964
1,009,000	BBB-	5.750% due 4/1/48	859,859
415,000	BBB-	5.125% due 7/1/49	324,529
730,000	BBB-	4.800% due 3/1/50	546,234
859,000	BBB-	3.900% due 6/1/52	565,342
625,000	BBB-	5.250% due 4/1/53	500,345
208,000	BBB-	3.850% due 4/1/61	127,256
140,000	BBB-	4.400% due 12/1/61	93,835
1,002,000	BBB-	3.950% due 6/30/62	623,001
130,000	BBB-	5.500% due 4/1/63	103,766
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	3.950% due 10/15/25	29,453
80,000	A-	3.150% due 3/1/26	76,408
630,000	A-	4.150% due 10/15/28	610,689
840,000	A-	2.650% due 2/1/30	730,840
90,000	A-	3.400% due 4/1/30	82,125
270,000	A-	4.250% due 10/15/30	259,754
170,000	A-	1.500% due 2/15/31	133,549
427,000	A-	5.500% due 11/15/32	446,352
56,000	A-	7.050% due 3/15/33	64,494
7,000	A-	6.500% due 11/15/35	7,813
50,000	A-	3.900% due 3/1/38	43,526
20,000	A-	3.250% due 11/1/39	15,768
20,000	A-	3.750% due 4/1/40	16,675
27,000	A-	4.750% due 3/1/44	24,718
111,000	A-	3.400% due 7/15/46	82,390
112,000	A-	4.000% due 8/15/47	91,260
312,000	A-	3.969% due 11/1/47	252,413
20,000	A-	4.000% due 3/1/48	16,319
43,000	A-	3.999% due 11/1/49	34,921
60,000	A-	3.450% due 2/1/50	44,439
570,000	A-	2.800% due 1/15/51	370,594
149,000	A-	2.887% due 11/1/51	98,442
671,000	A-	4.049% due 11/1/52	543,880
439,000	A-	2.937% due 11/1/56	283,162
20,000	A-	4.950% due 10/15/58	18,314
22,000	A-	2.987% due 11/1/63	13,840
		Cox Communications Inc., Senior Unsecured Notes:
82,000	BBB	3.150% due 8/15/24(a)	78,890
70,000	BBB	3.850% due 2/1/25(a)	67,857

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Media - 1.1% - (continued)
$ 132,000	BBB	3.600% due 6/15/51(a)	$91,705
200,000	BB-	CSC Holdings LLC, Company Guaranteed Notes, 4.500% due 11/15/31(a)	153,235
600,000	CCC-	Diamond Sports Group LLC/Diamond Sports Finance Co., Secured Notes, 5.375% due 8/15/26(a)	94,170
		DISH DBS Corp.:
		Company Guaranteed Notes:
140,000	B	7.750% due 7/1/26	115,089
70,000	B	5.125% due 6/1/29	45,591
60,000	B+	Senior Secured Notes, 5.250% due 12/1/26(a)	51,150
263,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	221,092
		Fox Corp., Senior Unsecured Notes:
200,000	BBB	4.030% due 1/25/24	197,319
240,000	BBB	5.476% due 1/25/39	220,302
		Paramount Global, Senior Unsecured Notes:
255,000	BBB	4.200% due 5/19/32	211,069
211,000	BBB	4.375% due 3/15/43	148,001
240,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	268,667
		Time Warner Cable LLC, Senior Secured Notes:
50,000	BBB-	6.550% due 5/1/37	47,692
230,000	BBB-	7.300% due 7/1/38	234,576
270,000	BBB-	5.875% due 11/15/40	237,827
700,000	BBB-	5.500% due 9/1/41	593,943
210,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(a)	191,852
		Walt Disney Co. (The), Company Guaranteed Notes:
25,000	BBB+	6.200% due 12/15/34	27,272
30,000	BBB+	6.650% due 11/15/37	34,344

		Total Media	14,383,785

Mining - 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB+	3.625% due 9/11/24(a)	339,039
832,000	BBB+	4.750% due 4/10/27(a)	799,286
400,000	BBB+	4.000% due 9/11/27(a)	374,573
212,000	BBB+	2.250% due 3/17/28(a)	177,869
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB+	5.700% due 5/30/41	70,360
190,000	BBB+	5.750% due 5/1/43	191,379
150,000	A-	BHP Billsiton Finance USA Ltd., Company Guaranteed Notes, 5.000% due 9/30/43	148,072
		Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000	BB+	3.875% due 3/15/23	9,970
10,000	BB+	4.550% due 11/14/24	9,893
70,000	BB+	5.400% due 11/14/34	65,434
180,000	BB+	5.450% due 3/15/43	160,932
		Glencore Funding LLC, Company Guaranteed Notes:
710,000	BBB+	4.125% due 3/12/24(a)	698,542
210,000	BBB+	4.625% due 4/29/24(a)	207,577
25,000	BBB+	1.625% due 4/27/26(a)	22,224
145,000	BBB+	3.875% due 10/27/27(a)	134,711
429,000	BBB+	2.500% due 9/1/30(a)	347,355
148,000	BBB+	2.850% due 4/27/31(a)	121,113
171,000	BBB+	2.625% due 9/23/31(a)	135,589
55,000	BBB+	3.375% due 9/23/51(a)	35,753
200,000	Baa2(b)	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	195,917
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	713,366

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Mining - 0.4% - (continued)
		Teck Resources Ltd., Senior Unsecured Notes:
$ 200,000	BBB-	3.900% due 7/15/30	$179,431
10,000	BBB-	6.000% due 8/15/40	9,498
90,000	BBB-	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	83,422

		Total Mining	5,231,305

Miscellaneous Manufacturers - 0.1%
		3M Co., Senior Unsecured Notes:
150,000	A+	2.375% due 8/26/29	128,819
30,000	A+	3.050% due 4/15/30	26,733
190,000	A+	3.700% due 4/15/50	150,763
160,000	A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	138,953
		General Electric Co., Senior Unsecured Notes:
211,000	BBB+	6.750% due 3/15/32	239,140
1,025,000	BBB+	5.086% (3-Month USD-LIBOR + 0.480%) due 8/15/36(c)	826,420
		Textron Inc., Senior Unsecured Notes:
70,000	BBB	3.650% due 3/15/27	65,536
218,000	BBB	3.900% due 9/17/29	199,584

		Total Miscellaneous Manufacturers	1,775,948

Oil & Gas - 1.5%
		Apache Corp., Senior Unsecured Notes:
60,000	BB+	7.750% due 12/15/29	61,976
20,000	BB+	5.250% due 2/1/42	16,336
30,000	BB+	4.750% due 4/15/43	22,696
60,000	BB+	4.250% due 1/15/44	42,350
90,000	BB+	5.350% due 7/1/49	71,374
		BP Capital Markets America Inc., Company Guaranteed Notes:
220,000	A-	3.410% due 2/11/26	212,623
110,000	A-	3.633% due 4/6/30	102,031
102,000	BBB-	Cenovus Energy Inc., Senior Unsecured Notes, 3.750% due 2/15/52	73,184
		Chevron Corp., Senior Unsecured Notes:
190,000	AA-	1.554% due 5/11/25	177,588
230,000	AA-	2.954% due 5/16/26	219,097
70,000	AA-	1.995% due 5/11/27	63,341
160,000	AA-	Chevron USA Inc., Company Guaranteed Notes, 3.850% due 1/15/28	155,371
		Continental Resources Inc., Company Guaranteed Notes:
20,000	BBB-	4.500% due 4/15/23	19,938
870,000	BBB-	3.800% due 6/1/24	846,447
80,000	BBB-	2.268% due 11/15/26(a)	69,276
120,000	BBB-	5.750% due 1/15/31(a)	112,596
60,000	BBB-	4.900% due 6/1/44	45,267
		Coterra Energy Inc., Senior Unsecured Notes:
470,000	BBB	3.900% due 5/15/27(a)	443,128
150,000	BBB	4.375% due 3/15/29(a)	142,611
		Devon Energy Corp., Senior Unsecured Notes:
42,000	BBB	8.250% due 8/1/23	42,696
638,000	BBB	5.850% due 12/15/25	652,214
102,000	BBB	5.250% due 10/15/27	102,035
2,000	BBB	5.875% due 6/15/28	2,000
20,000	BBB	4.500% due 1/15/30	18,732
609,000	BBB	5.600% due 7/15/41	587,000
160,000	BBB	4.750% due 5/15/42	138,879
314,000	BBB	5.000% due 6/15/45	278,724
		Diamondback Energy Inc., Company Guaranteed Notes:
328,000	BBB-	3.250% due 12/1/26	307,224

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Oil & Gas - 1.5% - (continued)
$ 2,030,000	BBB-	3.500% due 12/1/29	$1,803,461
489,000	BBB-	3.125% due 3/24/31	410,439
33,000	BBB-	4.400% due 3/24/51	25,852
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BB+	4.125% due 1/16/25	89,460
760,000	BB+	5.875% due 5/28/45	522,834
		EOG Resources Inc., Senior Unsecured Notes:
14,000	A-	3.150% due 4/1/25	13,541
10,000	A-	4.150% due 1/15/26	9,859
210,000	A-	4.375% due 4/15/30	205,945
260,000	A-	3.900% due 4/1/35	234,928
170,000	A-	4.950% due 4/15/50	166,192
		EQT Corp., Senior Unsecured Notes:
10,000	BBB-	6.125% due 2/1/25	10,042
360,000	BBB-	3.900% due 10/1/27	333,181
225,000	BBB-	5.700% due 4/1/28	225,054
60,000	BBB-	5.000% due 1/15/29	57,170
130,000	BBB-	3.625% due 5/15/31(a)	112,310
		Exxon Mobil Corp., Senior Unsecured Notes:
20,000	AA-	1.571% due 4/15/23	19,768
320,000	AA-	2.992% due 3/19/25	309,900
380,000	AA-	3.043% due 3/1/26	363,518
180,000	AA-	3.482% due 3/19/30	169,022
70,000	AA-	4.114% due 3/1/46	60,657
110,000	AA-	4.327% due 3/19/50	98,656
100,000	AA-	3.452% due 4/15/51	77,076
75,000	BBB-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	72,657
200,000	Baa2(b)	KazMunayGas National Co. JSC, Senior Unsecured Notes, 5.375% due 4/24/30	179,894
		Occidental Petroleum Corp., Senior Unsecured Notes:
94,000	BB+	6.950% due 7/1/24	95,411
760,000	BB+	5.550% due 3/15/26	761,011
90,000	BB+	3.400% due 4/15/26	83,846
197,000	BB+	6.625% due 9/1/30	205,766
295,000	BB+	7.500% due 5/1/31	320,486
75,000	BB+	7.875% due 9/15/31	82,219
54,000	BB+	zero coupon due 10/10/36	27,430
150,000	BB+	4.500% due 7/15/44	120,757
90,000	BB+	4.625% due 6/15/45	73,030
30,000	BB+	4.100% due 2/15/47	23,455
560,000	BB+	4.200% due 3/15/48	433,586
200,000	Baa2(b)	Pertamina Persero PT, Senior Unsecured Notes, 3.100% due 8/27/30(a)	173,672
960,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	927,072
		Petroleos Mexicanos, Company Guaranteed Notes:
19,000	BBB	6.625% due 6/15/35	13,432
1,170,000	BBB	6.750% due 9/21/47	745,228
170,000	BBB	6.950% due 1/28/60	108,005
400,000	A-	Petronas Capital Ltd., Company Guaranteed Notes, 2.480% due 1/28/32(a)	333,060
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	BBB	1.125% due 1/15/26	26,760
50,000	BBB	1.900% due 8/15/30	39,855
330,000	BBB	2.150% due 1/15/31	266,091
200,000	AA	Qatar Energy, Senior Unsecured Notes, 2.250% due 7/12/31	167,011

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Oil & Gas - 1.5% - (continued)
		Range Resources Corp., Company Guaranteed Notes:
$ 105,000	BB	5.000% due 3/15/23	$104,592
50,000	BB	4.875% due 5/15/25	48,515
450,000	BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 3.625% due 1/12/52(a)	304,163
		Shell International Finance BV, Company Guaranteed Notes:
260,000	A+	2.875% due 5/10/26	247,463
300,000	A+	3.875% due 11/13/28	291,909
60,000	A+	2.750% due 4/6/30	53,131
90,000	A+	4.550% due 8/12/43	82,453
220,000	A+	4.375% due 5/11/45	196,630
40,000	A+	4.000% due 5/10/46	33,628
330,000	A+	3.250% due 4/6/50	244,096
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	396,873
		Southwestern Energy Co., Company Guaranteed Notes:
10,000	BB+	5.375% due 2/1/29	9,450
40,000	BB+	5.375% due 3/15/30	37,048
70,000	BB+	4.750% due 2/1/32	61,293
58,000	BBB	Suncor Energy Inc., Senior Unsecured Notes, 6.800% due 5/15/38	61,600
425,000	BB	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 4.500% due 5/15/29	368,546
122,500	B-	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	119,290
1,550,000	BBB-	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	1,471,540

		Total Oil & Gas	19,757,553

Oil & Gas Services - 0.1%
		Halliburton Co., Senior Unsecured Notes:
4,000	BBB+	3.800% due 11/15/25	3,912
20,000	BBB+	4.850% due 11/15/35	18,686
50,000	BBB+	5.000% due 11/15/45	44,840
		Schlumberger Holdings Corp., Senior Unsecured Notes:
90,000	A	4.000% due 12/21/25(a)	87,532
171,000	A	3.900% due 5/17/28(a)	161,335
215,200	B-	Transocean Phoenix 2 Ltd., Senior Secured Notes, 7.750% due 10/15/24(a)	212,552
56,250	B-	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(a)	55,073

		Total Oil & Gas Services	583,930

Packaging & Containers - 0.2%
236,000	BBB	Amcor Flexibles North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	190,110
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
330,000	B-	Company Guaranteed Notes, 5.250% due 8/15/27(a)	250,190
170,000	B-	Senior Unsecured Notes, 5.250% due 8/15/27(a)	128,886
		Ball Corp., Company Guaranteed Notes:
130,000	BB+	4.000% due 11/15/23	127,426
110,000	BB+	3.125% due 9/15/31	87,541
		Berry Global Inc., Senior Secured Notes:
530,000	BBB-	1.570% due 1/15/26	472,250
510,000	BBB-	4.875% due 7/15/26(a)	489,998
475,000	BB	Graphic Packaging International LLC, Company Guaranteed Notes, 4.125% due 8/15/24	462,526
215,000	B	Trivium Packaging Finance BV, Senior Secured Notes, 5.500% due 8/15/26(a)	201,321

		Total Packaging & Containers	2,410,248

Pharmaceuticals - 1.4%
		AbbVie Inc., Senior Unsecured Notes:
30,000	BBB+	3.750% due 11/14/23	29,640
730,000	BBB+	2.600% due 11/21/24	699,088
260,000	BBB+	3.800% due 3/15/25	254,327
100,000	BBB+	3.600% due 5/14/25	97,232
150,000	BBB+	2.950% due 11/21/26	140,340

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Pharmaceuticals - 1.4% - (continued)
$ 670,000	BBB+	3.200% due 11/21/29	$610,143
333,000	BBB+	4.550% due 3/15/35	315,856
185,000	BBB+	4.500% due 5/14/35	174,625
420,000	BBB+	4.050% due 11/21/39	363,608
7,000	BBB+	4.625% due 10/1/42	6,339
813,000	BBB+	4.400% due 11/6/42	723,121
150,000	BBB+	4.750% due 3/15/45	138,935
10,000	BBB+	4.875% due 11/14/48	9,359
230,000	BBB+	4.250% due 11/21/49	195,664
255,000	WR(b)	Allergan Funding SCS, Company Guaranteed Notes, 4.550% due 3/15/35	227,407
		Bayer US Finance II LLC, Company Guaranteed Notes:
280,000	BBB	4.250% due 12/15/25(a)	271,369
625,000	BBB	4.375% due 12/15/28(a)	592,738
285,000	BBB	4.625% due 6/25/38(a)	246,306
140,000	BBB	4.400% due 7/15/44(a)	109,907
970,000	BBB	4.875% due 6/25/48(a)	842,744
		Becton Dickinson & Co., Senior Unsecured Notes:
377,000	BBB	3.363% due 6/6/24	368,331
17,000	BBB	3.734% due 12/15/24	16,586
865,000	BBB	2.823% due 5/20/30	751,925
42,000	BBB	4.685% due 12/15/44	38,070
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
216,000	A+	2.900% due 7/26/24	210,064
158,000	A+	3.200% due 6/15/26	151,711
41,000	A+	3.400% due 7/26/29	38,319
233,000	A+	2.950% due 3/15/32	205,182
		Cigna Corp.:
		Company Guaranteed Notes:
152,000	A-	3.750% due 7/15/23	150,964
90,000	A-	4.125% due 11/15/25	88,444
90,000	A-	3.400% due 3/1/27	84,957
640,000	A-	4.375% due 10/15/28	623,164
300,000	A-	4.800% due 8/15/38	282,150
30,000	A-	4.900% due 12/15/48	27,606
		Senior Unsecured Notes:
210,000	A-	3.200% due 3/15/40	161,056
570,000	A-	3.400% due 3/15/51	414,443
		CVS Health Corp., Senior Unsecured Notes:
116,000	BBB	3.875% due 7/20/25	113,954
207,000	BBB	3.625% due 4/1/27	198,379
244,000	BBB	4.300% due 3/25/28	237,306
460,000	BBB	3.750% due 4/1/30	424,230
257,000	BBB	2.125% due 9/15/31	204,777
500,000	BBB	4.875% due 7/20/35	477,020
440,000	BBB	4.780% due 3/25/38	405,461
50,000	BBB	4.125% due 4/1/40	42,141
457,000	BBB	5.125% due 7/20/45	424,777
1,710,000	BBB	5.050% due 3/25/48	1,574,216
30,000	BBB	4.250% due 4/1/50	24,606
115,375	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	115,709
88,000	A-	Evernorth Health Inc., Company Guaranteed Notes, 4.500% due 2/25/26	87,136
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	0.550% due 9/1/25	90,872

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Pharmaceuticals - 1.4% - (continued)
$ 280,000	AAA	2.450% due 3/1/26	$265,532
210,000	AAA	0.950% due 9/1/27	182,525
110,000	AAA	3.625% due 3/3/37	98,778
220,000	A+	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 12/10/51	151,850
215,000	B-	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(a)	183,420
275,000	BB-	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(a)	242,575
		Pfizer Inc., Senior Unsecured Notes:
230,000	A+	0.800% due 5/28/25	212,100
160,000	A+	2.625% due 4/1/30	141,699
140,000	A+	1.700% due 5/28/30	115,611
259,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	243,863
607,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	498,977
50,000	BB-	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	49,934
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
220,000	BB-	2.800% due 7/21/23	214,058
220,000	BB-	7.125% due 1/31/25	220,747
640,000	BB-	3.150% due 10/1/26	552,838
720,000	BB-	5.125% due 5/9/29	647,280
130,000	A+	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	142,026

		Total Pharmaceuticals	18,246,117

Pipelines - 1.8%
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(a)	42,632
893,000	A	3.302% due 1/15/35(a)	736,153
124,000	A	3.402% due 1/15/38(a)	104,024
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
100,000	BBB-	7.000% due 6/30/24	101,390
945,000	BBB-	5.875% due 3/31/25	949,221
576,000	BBB-	5.125% due 6/30/27	576,451
180,000	BBB-	3.700% due 11/15/29	163,856
114,000	Baa3(b)	2.742% due 12/31/39	89,503
		Cheniere Energy Partners LP, Company Guaranteed Notes:
200,000	BBB-	4.500% due 10/1/29	183,389
40,000	BBB-	4.000% due 3/1/31	34,973
360,000	BBB-	3.250% due 1/31/32	292,952
40,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	39,747
38,000	A	Eastern Gas Transmission & Storage Inc., Senior Unsecured Notes, 4.600% due 12/15/44	31,482
		Energy Transfer LP:
10,000	BBB-	Company Guaranteed Notes, 5.350% due 5/15/45	8,581
		Junior Subordinated Notes:
40,000	BB	6.250% (3-Month USD-LIBOR + 4.028%)(c)(d)	34,052
80,000	BB	6.500% (5-Year CMT Index + 5.694%)(c)(d)	69,054
180,000	BB	6.750% (5-Year CMT Index + 5.134%)(c)(d)	157,311
240,000	BB	7.125% (5-Year CMT Index + 5.306%)(c)(d)	202,200
		Senior Unsecured Notes:
224,000	BBB-	3.600% due 2/1/23	223,302
230,000	BBB-	5.875% due 1/15/24	230,857
270,000	BBB-	4.500% due 4/15/24	266,641
707,000	BBB-	3.900% due 5/15/24	691,155
169,000	BBB-	5.500% due 6/1/27	168,615
419,000	BBB-	4.950% due 6/15/28	405,046
679,000	BBB-	5.250% due 4/15/29	659,806
80,000	BBB-	8.250% due 11/15/29	90,858

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Pipelines - 1.8% - (continued)
$ 685,000	BBB-	3.750% due 5/15/30	$606,045
200,000	BBB-	5.300% due 4/1/44	170,630
545,000	BBB-	5.400% due 10/1/47	467,762
200,000	BBB-	6.000% due 6/15/48	182,036
320,000	BBB-	6.250% due 4/15/49	302,000
1,343,000	BBB-	5.000% due 5/15/50	1,098,580
		Enterprise Products Operating LLC, Company Guaranteed Notes:
50,000	BBB+	3.900% due 2/15/24	49,164
660,000	BBB+	4.150% due 10/16/28	628,556
340,000	BBB+	2.800% due 1/31/30	293,385
200,000	BBB+	4.850% due 3/15/44	178,093
181,000	BBB+	4.200% due 1/31/50	143,667
300,000	BBB+	3.700% due 1/31/51	221,348
165,000	BBB+	3.300% due 2/15/53	112,682
70,000	BBB+	3.950% due 1/31/60	51,598
60,000	BBB-	5.375% (3-Month USD-LIBOR + 2.570%) due 2/15/78(c)	45,000
184,932	Aa2(b)	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 2.160% due 3/31/34(a)	156,668
		Kinder Morgan Inc., Company Guaranteed Notes:
480,000	BBB	5.625% due 11/15/23(a)	479,947
290,000	BBB	4.300% due 3/1/28	279,456
240,000	BBB	5.550% due 6/1/45	223,152
10,000	BBB	5.200% due 3/1/48	8,796
365,000	BBB	3.250% due 8/1/50	240,944
293,000	BBB	3.600% due 2/15/51	207,899
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	26,896
545,000	A-	Midwest Connector Capital Co. LLC, Company Guaranteed Notes, 4.625% due 4/1/29(a)	491,570
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.875% due 6/1/25	177,547
550,000	BBB	4.800% due 2/15/29	528,442
150,000	BBB	4.500% due 4/15/38	128,252
260,000	BBB	4.700% due 4/15/48	209,311
150,000	BBB	5.500% due 2/15/49	133,903
		NGPL PipeCo LLC, Senior Unsecured Notes:
190,000	BBB-	4.875% due 8/15/27(a)	180,741
277,000	BBB-	3.250% due 7/15/31(a)	226,227
306,000	A	Northern Natural Gas Co., Senior Unsecured Notes, 3.400% due 10/16/51(a)	210,467
426,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	403,239
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000	BB+	4.950% due 7/15/29(a)	270,308
280,000	BB+	6.875% due 4/15/40(a)	233,614
287,879	WR(b)	Ruby Pipeline LLC, Senior Unsecured Notes, 8.000% due 4/1/22(a)(f)(g)	280,682
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
135,000	BBB	5.000% due 3/15/27	133,131
485,000	BBB	4.500% due 5/15/30	457,388
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	284,265
130,000	BBB-	Targa Resources Corp., Company Guaranteed Notes, 4.200% due 2/1/33	113,368
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BBB-	6.500% due 7/15/27	50,337
135,000	BBB-	5.000% due 1/15/28	128,045
20,000	BBB-	6.875% due 1/15/29	20,539
521,000	BBB-	5.500% due 3/1/30	498,865
240,000	BBB-	4.875% due 2/1/31	217,308
40,000	BBB-	4.000% due 1/15/32	34,354

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Pipelines - 1.8% - (continued)
$ 560,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	$473,351
		Texas Eastern Transmission LP, Senior Unsecured Notes:
244,000	BBB+	3.500% due 1/15/28(a)	221,661
102,000	BBB+	7.000% due 7/15/32	111,570
317,000	BBB+	4.150% due 1/15/48(a)	253,456
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
1,178,000	BBB	7.850% due 2/1/26	1,266,134
650,000	BBB	4.000% due 3/15/28	614,006
110,000	BB	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 3.875% due 11/1/33(a)	89,650
		Western Midstream Operating LP, Senior Unsecured Notes:
50,000	BBB-	5.041% (3-Month USD-LIBOR + 1.100%) due 1/13/23(c)	49,901
140,000	BBB-	3.350% due 2/1/25	134,372
40,000	BBB-	4.500% due 3/1/28	37,170
340,000	BBB-	4.300% due 2/1/30	303,441
90,000	BBB-	5.500% due 8/15/48	74,416
90,000	BBB-	5.500% due 2/1/50	73,538
		Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000	BBB	7.500% due 1/15/31	55,020
260,000	BBB	7.750% due 6/15/31	285,417
116,000	BBB	8.750% due 3/15/32	138,853
169,000	BBB	4.650% due 8/15/32	159,672

		Total Pipelines	22,481,086

Real Estate Investment Trusts (REITs) - 1.3%
		Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
145,000	BBB+	1.875% due 2/1/33	107,519
804,000	BBB+	2.950% due 3/15/34	647,941
520,000	BBB-	American Assets Trust LP, Company Guaranteed Notes, 3.375% due 2/1/31	418,509
		American Tower Corp., Senior Unsecured Notes:
31,000	BBB-	2.950% due 1/15/25	29,576
49,000	BBB-	3.950% due 3/15/29	45,268
208,000	BBB-	2.100% due 6/15/30	166,729
584,000	BBB-	2.300% due 9/15/31	460,772
515,000	BBB-	Brixmor Operating Partnership LP, Senior Unsecured Notes, 4.050% due 7/1/30	449,042
		Crown Castle Inc., Senior Unsecured Notes:
51,000	BBB	3.150% due 7/15/23	50,418
116,000	BBB	3.700% due 6/15/26	110,406
267,000	BBB	3.800% due 2/15/28	248,841
150,000	BBB	3.100% due 11/15/29	130,905
536,000	BBB	2.250% due 1/15/31	432,500
386,000	BBB	2.500% due 7/15/31	314,160
74,000	BBB	4.150% due 7/1/50	58,551
40,000	BB+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 3.875% due 6/30/28(a)	34,236
		CubeSmart LP, Company Guaranteed Notes:
323,000	BBB	2.250% due 12/15/28	266,415
295,000	BBB	2.500% due 2/15/32	226,349
		Equinix Inc., Senior Unsecured Notes:
427,000	BBB	2.000% due 5/15/28	358,773
181,000	BBB	3.200% due 11/18/29	158,383
318,000	BBB	2.150% due 7/15/30	254,083
469,000	BBB	3.900% due 4/15/32	417,044
605,000	BBB	Extra Space Storage LP, Company Guaranteed Notes, 2.350% due 3/15/32	458,960
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
705,000	BBB-	5.250% due 6/1/25	690,879

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Real Estate Investment Trusts (REITs) - 1.3% - (continued)
$ 900,000	BBB-	5.375% due 4/15/26	$873,612
220,000	BBB-	5.300% due 1/15/29	207,130
492,000	BBB-	4.000% due 1/15/30	427,151
875,000	BBB-	3.250% due 1/15/32	691,651
		Healthcare Realty Holdings LP, Company Guaranteed Notes:
475,000	BBB	3.625% due 1/15/28	423,052
810,000	BBB	3.100% due 2/15/30	678,703
5,000	BBB	2.000% due 3/15/31	3,789
31,000	BBB+	Healthpeak Properties Inc., Senior Unsecured Notes, 3.400% due 2/1/25	29,900
		Hudson Pacific Properties LP, Company Guaranteed Notes:
545,000	BBB-	4.650% due 4/1/29	474,174
40,000	BBB-	3.250% due 1/15/30	31,272
		Invitation Homes Operating Partnership LP, Company Guaranteed Notes:
70,000	BBB-	2.300% due 11/15/28	57,773
90,000	BBB-	2.000% due 8/15/31	66,415
432,000	BBB-	4.150% due 4/15/32	377,768
325,000	BBB	Kilroy Realty LP, Company Guaranteed Notes, 2.650% due 11/15/33	230,628
211,000	BBB+	Kimco Realty Corp., Senior Unsecured Notes, 4.600% due 2/1/33	196,941
170,000	BBB	Life Storage LP, Company Guaranteed Notes, 2.400% due 10/15/31	130,861
		National Retail Properties Inc., Senior Unsecured Notes:
314,000	BBB+	3.100% due 4/15/50	198,213
556,000	BBB+	3.500% due 4/15/51	378,387
177,000	BBB+	3.000% due 4/15/52	107,597
285,000	BBB	Physicians Realty LP, Company Guaranteed Notes, 2.625% due 11/1/31	223,415
		Prologis LP, Senior Unsecured Notes:
392,000	A	2.875% due 11/15/29	342,164
139,000	A	1.750% due 7/1/30	110,807
414,000	A	1.750% due 2/1/31	324,257
134,000	A	2.250% due 1/15/32	107,074
280,000	A	4.625% due 1/15/33	273,101
67,000	A	3.000% due 4/15/50	45,819
		Realty Income Corp., Senior Unsecured Notes:
144,000	A-	3.250% due 1/15/31	125,599
126,000	A-	5.625% due 10/13/32	129,101
		VICI Properties LP, Senior Unsecured Notes:
348,000	BBB-	4.950% due 2/15/30	333,062
445,000	BBB-	5.125% due 5/15/32	417,973
260,000	BBB-	5.625% due 5/15/52	232,672
		VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
80,000	BBB-	4.625% due 6/15/25(a)	76,639
75,000	BBB-	4.500% due 9/1/26(a)	70,319
295,000	BBB-	4.250% due 12/1/26(a)	274,509
190,000	BBB-	5.750% due 2/1/27(a)	184,308
853,000	BBB-	3.750% due 2/15/27(a)	770,605
200,000	BBB-	4.500% due 1/15/28(a)	183,143
255,000	BBB-	3.875% due 2/15/29(a)	223,841

		Total Real Estate Investment Trusts (REITs)	16,569,684

Retail - 0.3%
250,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.550% due 7/26/27(a)	230,386
		Costco Wholesale Corp., Senior Unsecured Notes:
260,000	A+	1.375% due 6/20/27	230,172
160,000	A+	1.600% due 4/20/30	132,004
60,000	CCC+	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(a)	50,602

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Retail - 0.3% - (continued)
		Home Depot Inc. (The), Senior Unsecured Notes:
$ 210,000	A	2.500% due 4/15/27	$194,643
330,000	A	3.250% due 4/15/32	296,644
70,000	A	3.300% due 4/15/40	56,551
20,000	A	3.900% due 6/15/47	16,828
210,000	A	3.350% due 4/15/50	158,806
		Lowe’s Cos., Inc., Senior Unsecured Notes:
251,000	BBB+	3.650% due 4/5/29	233,927
70,000	BBB+	4.500% due 4/15/30	67,873
		McDonald’s Corp., Senior Unsecured Notes:
40,000	BBB+	3.300% due 7/1/25	38,899
30,000	BBB+	1.450% due 9/1/25	27,704
140,000	BBB+	3.700% due 1/30/26	137,182
30,000	BBB+	3.500% due 3/1/27	28,833
60,000	BBB+	3.500% due 7/1/27	57,278
340,000	BBB+	3.800% due 4/1/28	326,778
100,000	BBB+	3.600% due 7/1/30	93,073
20,000	BBB+	3.625% due 9/1/49	15,447
400,000	BBB+	4.200% due 4/1/50	340,515
360,000	CCC	Michaels Cos Inc. (The), Senior Unsecured Notes, 7.875% due 5/1/29(a)	213,525
250,000	BB-	Papa John’s International Inc., Company Guaranteed Notes, 3.875% due 9/15/29(a)	209,309
120,000	A	Target Corp., Senior Unsecured Notes, 2.250% due 4/15/25	114,113
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	77,721
40,000	AA	1.800% due 9/22/31	32,941

		Total Retail	3,381,754

Savings & Loans - 0.1%
		Nationwide Building Society, Senior Unsecured Notes:
900,000	BBB+	3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(c)	892,788
800,000	BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(c)	788,312

		Total Savings & Loans	1,681,100

Semiconductors - 0.5%
49,000	BBB-	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.500% due 1/15/28	44,786
		Broadcom Inc.:
		Company Guaranteed Notes:
85,000	BBB-	3.625% due 10/15/24	82,790
109,000	BBB-	4.150% due 11/15/30	97,690
98,000	BBB-	2.450% due 2/15/31(a)	77,156
261,000	BBB-	4.300% due 11/15/32	230,950
424,000	BBB-	2.600% due 2/15/33(a)	319,501
		Senior Unsecured Notes:
170,000	BBB-	4.150% due 4/15/32(a)	149,497
102,000	BBB-	3.419% due 4/15/33(a)	82,192
493,000	BBB-	3.469% due 4/15/34(a)	390,036
650,000	BBB-	3.137% due 11/15/35(a)	479,928
10,000	BBB-	3.187% due 11/15/36(a)	7,256
611,000	BBB-	4.926% due 5/15/37(a)	533,393
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	68,635
90,000	A+	1.600% due 8/12/28	76,615
54,000	A+	3.734% due 12/8/47	41,372
110,000	A+	4.750% due 3/25/50	98,554
40,000	A+	3.050% due 8/12/51	26,824

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Semiconductors - 0.5% - (continued)
		KLA Corp., Senior Unsecured Notes:
$ 383,000	A-	4.100% due 3/15/29	$372,479
261,000	A-	3.300% due 3/1/50	194,858
225,000	A-	5.250% due 7/15/62	222,515
		Lam Research Corp., Senior Unsecured Notes:
18,000	A-	3.750% due 3/15/26	17,572
49,000	A-	4.875% due 3/15/49	47,398
125,000	A-	2.875% due 6/15/50	86,503
		NVIDIA Corp., Senior Unsecured Notes:
120,000	A	3.500% due 4/1/40	99,837
569,000	A	3.500% due 4/1/50	439,034
160,000	A	3.700% due 4/1/60	120,749
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB	2.700% due 5/1/25	84,501
859,000	BBB	4.300% due 6/18/29	799,271
751,000	BBB	3.400% due 5/1/30	649,500
138,000	BBB	2.500% due 5/11/31	108,861
103,000	BBB	2.650% due 2/15/32	80,640
		QUALCOMM Inc., Senior Unsecured Notes:
567,000	A	5.400% due 5/20/33	589,859
72,000	A	4.300% due 5/20/47	62,965
90,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 1.750% due 5/4/30	74,515

		Total Semiconductors	6,858,232

Shipbuilding - 0.0%@
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
215,000	BBB-	3.483% due 12/1/27	196,852
286,000	BBB-	2.043% due 8/16/28	237,347

		Total Shipbuilding	434,199

Software - 0.7%
		Autodesk Inc., Senior Unsecured Notes:
59,000	BBB	4.375% due 6/15/25	58,343
279,000	BBB	2.850% due 1/15/30	241,975
108,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 1.850% due 2/15/31	86,408
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	265,112
70,000	AAA	2.700% due 2/12/25	67,672
750,000	AAA	2.400% due 8/8/26	704,846
670,000	AAA	3.300% due 2/6/27	647,957
5,000	AAA	3.450% due 8/8/36	4,554
7,000	AAA	2.525% due 6/1/50	4,800
18,000	AAA	2.921% due 3/17/52	13,283
8,000	AAA	2.675% due 6/1/60	5,351
42,000	AAA	3.041% due 3/17/62	30,424
		Oracle Corp., Senior Unsecured Notes:
65,000	BBB	5.800% due 11/10/25	66,490
570,000	BBB	1.650% due 3/25/26	510,801
235,000	BBB	3.250% due 11/15/27	216,167
785,000	BBB	2.875% due 3/25/31	655,778
411,000	BBB	4.300% due 7/8/34	362,954
267,000	BBB	3.850% due 7/15/36	217,012
818,000	BBB	3.800% due 11/15/37	645,433
428,000	BBB	3.600% due 4/1/40	317,347
218,000	BBB	5.375% due 7/15/40	200,681

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Software - 0.7% - (continued)
$ 1,039,000		BBB	3.650% due 3/25/41	$768,905
181,000		BBB	4.000% due 7/15/46	133,157
313,000		BBB	4.000% due 11/15/47	230,385
511,000		BBB	3.600% due 4/1/50	350,541
522,000		BBB	3.950% due 3/25/51	380,671
130,000		BBB	6.900% due 11/9/52	142,945
			Salesforce Inc., Senior Unsecured Notes:
130,000		A+	3.250% due 4/11/23	129,610
370,000		A+	3.700% due 4/11/28	357,253
140,000		A+	2.700% due 7/15/41	103,075
75,000		A+	3.050% due 7/15/61	50,099
281,000		A-	ServiceNow Inc., Senior Unsecured Notes, 1.400% due 9/1/30	216,859
475,000		BBB	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.000% due 4/14/32	423,155
			VMware Inc., Senior Unsecured Notes:
163,000		BBB-	1.400% due 8/15/26	143,074
247,000		BBB-	1.800% due 8/15/28	203,137
162,000		BBB-	4.700% due 5/15/30	151,683
			Workday Inc., Senior Unsecured Notes:
70,000		BBB	3.500% due 4/1/27	66,114
120,000		BBB	3.700% due 4/1/29	110,347
150,000		BBB	3.800% due 4/1/32	133,103

			Total Software	9,417,501

Telecommunications - 2.7%
			AT&T Inc., Senior Unsecured Notes:
20,000		BBB	4.250% due 3/1/27	19,623
260,000		BBB	2.300% due 6/1/27	233,827
170,000		BBB	1.650% due 2/1/28	145,534
198,000		BBB	4.100% due 2/15/28	191,116
304,000		BBB	4.350% due 3/1/29	291,119
660,000		BBB	4.300% due 2/15/30	625,637
505,000		BBB	2.750% due 6/1/31	421,936
1,480,000		BBB	2.550% due 12/1/33	1,157,220
404,000		BBB	4.500% due 5/15/35	368,919
50,000		BBB	5.350% due 9/1/40	47,588
126,000		BBB	3.500% due 6/1/41	95,930
80,000		BBB	5.550% due 8/15/41	78,498
245,000		BBB	4.350% due 6/15/45	202,038
820,000		BBB	4.750% due 5/15/46	712,084
238,000		BBB	4.500% due 3/9/48	198,159
40,000		BBB	3.300% due 2/1/52	27,351
50,000		BBB	3.500% due 9/15/53	34,995
503,000		BBB	3.550% due 9/15/55	347,926
1,020,000		BBB	3.800% due 12/1/57	728,115
390,000		BBB	3.650% due 9/15/59	267,700
75,000		BBB	3.850% due 6/1/60	54,244
			CommScope Inc., Senior Secured Notes:
80,000		B	6.000% due 3/1/26(a)	77,318
390,000		B	4.750% due 9/1/29(a)	327,132
280,000	EUR	BBB	Global Switch Finance BV, Company Guaranteed Notes, 1.375% due 10/7/30	249,454
			Intelsat Jackson Holdings SA:
974,000		B+	Senior Secured Notes, 6.500% due 3/15/30(a)	898,320
			Senior Unsecured Notes:
400,000		NR	5.500% due 8/1/23#(f)(g)	–

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Telecommunications - 2.7% - (continued)
$ 184,000	NR	8.500% due 10/15/24#(a)(f)(g)	$–
605,000	NR	9.750% due 7/15/25#(a)(f)(g)	–
		Level 3 Financing Inc.:
880,000	BB-	Company Guaranteed Notes, 3.625% due 1/15/29(a)	641,793
		Senior Secured Notes:
412,000	BB+	3.400% due 3/1/27(a)	350,416
1,000,000	BB+	3.875% due 11/15/29(a)	778,560
		Motorola Solutions Inc., Senior Unsecured Notes:
186,000	BBB-	4.600% due 2/23/28	181,317
341,000	BBB-	4.600% due 5/23/29	324,131
253,000	BBB-	2.300% due 11/15/30	199,051
172,000	BBB-	2.750% due 5/24/31	138,452
572,000	BBB-	5.600% due 6/1/32	567,353
150,000	BB+	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	149,509
		Rogers Communications Inc., Company Guaranteed Notes:
450,000	BBB+	3.800% due 3/15/32(a)	397,192
44,000	BBB+	4.550% due 3/15/52(a)	35,389
3,471,000	BB+	Sprint LLC, Company Guaranteed Notes, 7.875% due 9/15/23	3,539,941
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
878,125	A1(b)	4.738% due 3/20/25(a)	866,830
1,140,000	A1(b)	5.152% due 3/20/28(a)	1,124,258
330,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	313,833
		T-Mobile USA Inc.:
		Company Guaranteed Notes:
1,280,000	BBB-	2.250% due 2/15/26	1,166,037
593,000	BBB-	2.625% due 2/15/29	505,760
50,000	BBB-	3.375% due 4/15/29	44,259
80,000	BBB-	2.875% due 2/15/31	66,949
1,000,000	BBB-	3.500% due 4/15/31	872,506
450,000	BBB-	4.375% due 4/15/40	389,390
548,000	BBB-	3.300% due 2/15/51	378,480
		Senior Unsecured Notes:
360,000	BBB-	3.500% due 4/15/25	348,685
1,802,000	BBB-	3.750% due 4/15/27	1,705,522
655,000	BBB-	3.875% due 4/15/30	599,777
1,600,000	BBB-	2.550% due 2/15/31	1,320,603
290,000	BBB-	2.250% due 11/15/31	230,203
330,000	BBB-	2.700% due 3/15/32	270,033
60,000	BBB-	3.000% due 2/15/41	43,161
		Verizon Communications Inc., Senior Unsecured Notes:
220,000	BBB+	2.625% due 8/15/26	204,440
80,000	BBB+	4.125% due 3/16/27	78,328
130,000	BBB+	2.100% due 3/22/28	113,627
646,000	BBB+	4.329% due 9/21/28	627,430
362,000	BBB+	3.875% due 2/8/29	341,691
125,000	BBB+	4.016% due 12/3/29	117,721
1,495,000	BBB+	3.150% due 3/22/30	1,324,737
177,000	BBB+	1.500% due 9/18/30	138,276
138,000	BBB+	1.680% due 10/30/30	108,057
140,000	BBB+	1.750% due 1/20/31	109,419
1,069,000	BBB+	2.550% due 3/21/31	888,518
790,000	BBB+	2.355% due 3/15/32	634,705
680,000	BBB+	4.500% due 8/10/33	642,341

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Telecommunications - 2.7% - (continued)
$ 281,000	BBB+	4.400% due 11/1/34	$258,650
71,000	BBB+	5.850% due 9/15/35	72,357
150,000	BBB+	5.250% due 3/16/37	148,507
310,000	BBB+	2.650% due 11/20/40	212,394
50,000	BBB+	3.400% due 3/22/41	38,225
430,000	BBB+	2.850% due 9/3/41	304,573
100,000	BBB+	4.125% due 8/15/46	81,315
60,000	BBB+	4.862% due 8/21/46	54,561
20,000	BBB+	5.500% due 3/16/47	19,813
50,000	BBB+	4.000% due 3/22/50	40,011
786,000	BBB+	2.875% due 11/20/50	503,475
58,000	BBB+	2.987% due 10/30/56	36,524
184,000	BBB+	3.000% due 11/20/60	112,908
		Vmed O2 UK Financing I PLC, Senior Secured Notes:
450,000	BB-	4.250% due 1/31/31(a)	361,809
200,000	BB-	4.750% due 7/15/31(a)	164,240
		Vodafone Group PLC, Senior Unsecured Notes:
190,000	BBB	4.375% due 5/30/28	187,850
1,435,000	BBB	4.875% due 6/19/49	1,218,778

		Total Telecommunications	34,496,453

Transportation - 0.2%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
351,000	AA-	4.150% due 12/15/48	304,289
95,000	AA-	2.875% due 6/15/52	65,705
		Canadian Pacific Railway Co., Company Guaranteed Notes:
20,000	BBB+	3.000% due 12/2/41	14,999
220,000	BBB+	3.100% due 12/2/51	153,987
		CSX Corp., Senior Unsecured Notes:
114,000	BBB+	3.250% due 6/1/27	107,409
31,000	BBB+	3.350% due 9/15/49	22,766
237,000	BBB+	2.500% due 5/15/51	147,241
		Norfolk Southern Corp., Senior Unsecured Notes:
282,000	BBB+	2.550% due 11/1/29	243,388
281,000	BBB+	3.000% due 3/15/32	243,431
33,000	BBB+	4.800% due 8/15/43	29,347
100,000	BBB+	3.050% due 5/15/50	68,455
		Ryder System Inc., Senior Unsecured Notes:
69,000	BBB	2.500% due 9/1/24	65,720
410,000	BBB	4.625% due 6/1/25	403,936
		Union Pacific Corp., Senior Unsecured Notes:
50,000	A-	3.750% due 7/15/25	49,137
60,000	A-	2.150% due 2/5/27	54,714
410,000	A-	2.891% due 4/6/36	329,952
35,000	A-	4.300% due 3/1/49	30,462
234,000	A-	3.250% due 2/5/50	174,022
226,000	A-	3.500% due 2/14/53	175,372
300,000	A-	3.839% due 3/20/60	235,741
160,000	A-	3.750% due 2/5/70	118,584
12,000	B+	XPO Logistics Inc., Company Guaranteed Notes, 6.250% due 5/1/25(a)	12,157

		Total Transportation	3,050,814

Trucking & Leasing - 0.1%
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
110,000	BBB	2.700% due 11/1/24(a)	103,467

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 31.0% - (continued)
Trucking & Leasing - 0.1% - (continued)
$ 97,000	BBB	3.950% due 3/10/25(a)	$93,462
164,000	BBB	4.000% due 7/15/25(a)	157,195
51,000	BBB	1.700% due 6/15/26(a)	44,534
200,000	BBB	5.875% due 11/15/27(a)	201,420

		Total Trucking & Leasing	600,078

Water - 0.0%@
600,000	A-	Essential Utilities Inc., Senior Unsecured Notes, 4.276% due 5/1/49	483,400

		TOTAL CORPORATE BONDS & NOTES (Cost - $445,108,186)	397,467,871

MORTGAGE-BACKED SECURITIES - 30.1%
FHLMC - 5.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
584,442		4.500% due 4/1/29 - 11/1/49	577,707
222,100		5.500% due 1/1/30 - 2/1/40	230,884
9,853,580		3.000% due 3/1/31 - 4/1/52	8,832,207
23,523,886		2.500% due 11/1/31 - 5/1/52	20,197,010
13,311,228		3.500% due 4/1/33 - 4/1/52	12,449,306
1,670,717		5.000% due 12/1/34 - 9/1/52	1,671,820
24,732,364		2.000% due 3/1/36 - 4/1/52	20,565,116
22,290		6.000% due 5/1/38 - 6/1/39	23,238
6,192		7.000% due 3/1/39	6,744
64,730		6.500% due 9/1/39	67,528
5,766,079		4.000% due 9/1/40 - 7/1/52	5,610,395
2,385,965		1.500% due 10/1/41 - 11/1/50	1,892,683
96,666		2.106% (5-Year CMT Index + 1.284%) due 3/1/47(c)	91,812
183,443		2.878% (1-Year USD-LIBOR + 1.619%) due 11/1/47(c)	177,022
525,539		3.008% (1-Year USD-LIBOR + 1.628%) due 11/1/48(c)	497,867
125,100		3.089% (1-Year USD-LIBOR + 1.621%) due 2/1/50(c)	120,282

		Total FHLMC	73,011,621

FNMA - 19.7%
		Federal National Mortgage Association (FNMA):
707,579		5.500% due 3/1/23 - 9/1/56	737,938
1,195,557		5.000% due 5/1/23 - 9/1/52	1,204,737
15,177,551		4.500% due 3/1/24 - 8/1/58	14,845,729
8,038,162		4.000% due 4/1/24 - 6/1/57	7,721,630
12,161,427		3.500% due 11/1/25 - 5/1/52	11,384,984
33,004,243		2.500% due 11/1/27 - 9/1/61	28,571,904
25,289,725		3.000% due 12/1/27 - 6/1/52	22,826,188
76,280		3.160% due 5/1/29	71,055
438,829		2.930% due 6/1/30	399,837
458,397		2.149% due 2/1/32(c)	379,925
200,000		3.840% due 7/1/32 - 8/1/32	190,782
200,000		3.890% due 7/1/32	189,186
100,000		4.060% due 7/1/32	95,904
100,000		3.740% due 9/1/32	94,587
199,900		4.410% due 10/1/32 - 12/1/32	199,592
100,000		4.260% due 11/1/32	98,703
100,000		4.370% due 11/1/32	99,600
200,000		4.520% due 11/1/32	201,661
85,533		2.538% (1-Year USD-LIBOR + 1.538%) due 3/1/34(c)	84,051
207,287		6.000% due 8/1/34 - 7/1/41	213,923
9,963		3.194% (1-Year Treasury Average Rate + 1.806%) due 10/1/35(c)	9,743
2,992		3.190% (1-Year Treasury Average Rate + 1.811%) due 11/1/35(c)	2,924

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 30.1% - (continued)
FNMA - 19.7% - (continued)
$ 10,001	3.316% (1-Year Treasury Average Rate + 1.929%) due 11/1/35(c)	$9,835
41,449,104	2.000% due 6/1/36 - 4/1/52	34,559,258
4,917,776	1.500% due 9/1/36 - 8/1/51	4,198,658
8,040	7.000% due 4/1/37	8,305
39,068	2.640% (1-Year USD-LIBOR + 1.265%) due 5/1/37(c)	38,331
120,202	6.500% due 9/1/37 - 5/1/40	127,298
29,900,000	2.000% due 10/1/52 - 12/1/52(h)	24,557,967
34,925,000	2.500% due 12/1/52 - 1/1/53(h)	29,786,873
19,450,000	3.000% due 12/1/52 - 2/1/53(h)	17,154,832
7,875,000	3.500% due 12/1/52 - 2/1/53(h)	7,197,635
8,250,000	4.000% due 12/1/52 - 2/1/53(h)	7,784,396
23,725,000	4.500% due 12/1/52 - 2/1/53(h)	23,032,113
13,300,000	5.000% due 12/1/52 - 2/1/53(h)	13,206,114
600,000	5.500% due 2/1/53(h)	605,367
300,000	6.000% due 2/1/53(h)	305,895

	Total FNMA	252,197,460

GNMA - 4.7%
	Government National Mortgage Association (GNMA):
14,987	6.000% due 12/15/33 - 6/15/37	15,544
273,356	5.000% due 10/15/34 - 9/15/40	278,463
21,511	5.500% due 5/15/37 - 6/15/38	22,772
34,880	6.500% due 1/15/38 - 10/15/38	36,343
47,331	4.500% due 3/15/41	47,516
374,511	4.000% due 6/15/41 - 11/15/45	362,985
186,263	3.000% due 9/15/42 - 10/15/42	172,461
111,032	3.500% due 6/15/48 - 5/15/50	105,130
	Government National Mortgage Association II (GNMA):
10,425,000	2.500% due 12/20/52 - 1/20/53(h)	9,133,502
2,300,000	3.000% due 12/20/52 - 1/20/53(h)	2,070,222
2,700,000	3.500% due 1/20/53(h)	2,501,982
1,800,000	4.500% due 1/20/53(h)	1,758,586
2,200,000	4.000% due 2/20/53(h)	2,096,703
2,200,000	5.000% due 2/20/53(h)	2,192,436
2,100,000	5.500% due 2/20/53(h)	2,118,375
1,100,000	6.000% due 2/20/53(h)	1,118,563
42,155	6.000% due 7/20/37 - 11/20/40	44,681
2,388,004	4.500% due 1/20/40 - 8/20/52	2,363,200
291,773	5.000% due 7/20/40 - 10/20/48	296,543
4,797,838	4.000% due 11/20/40 - 8/20/52	4,613,545
9,487,731	3.000% due 1/20/43 - 4/20/52	8,593,142
7,007,599	3.500% due 6/20/43 - 9/20/52	6,572,014
8,531,909	2.500% due 9/20/50 - 3/20/52	7,509,982
7,522,504	2.000% due 10/20/50 - 3/20/52	6,407,852

	Total GNMA	60,432,542

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $409,421,778)	385,641,623

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.1%
U.S. GOVERNMENT AGENCIES - 0.9%
	Federal Farm Credit Banks Funding Corp.:
135,000	3.500% due 9/1/32	125,870
225,000	3.875% due 9/20/32	216,287
	Federal Home Loan Banks:
4,255,000	1.040% due 6/14/24	4,016,549

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.1% - (continued)
U.S. GOVERNMENT AGENCIES - 0.9% - (continued)
$ 1,095,000	1.610% due 9/4/24	$1,039,092
4,250,000	1.200% due 12/23/24	3,961,287
635,000	0.920% due 2/26/27	553,104
345,000	4.000% due 9/1/28	343,383
	Federal National Mortgage Association (FNMA), Principal Strip:
575,000	zero coupon due 1/15/30(i)	428,077
595,000	zero coupon due 5/15/30(i)	436,870

	Total U.S. GOVERNMENT AGENCIES	11,120,519

U.S. GOVERNMENT OBLIGATIONS - 22.2%
	U.S. Treasury Bonds:
2,835,000	4.375% due 2/15/38	3,030,017
1,500,000	1.125% due 8/15/40	948,369
620,000	1.375% due 11/15/40	409,139
7,670,000	1.875% due 2/15/41	5,515,659
100,000	2.250% due 5/15/41	76,482
4,865,000	1.750% due 8/15/41	3,376,804
28,539,000	2.000% due 11/15/41	20,684,086
2,270,000	3.125% due 11/15/41	1,998,575
20,470,000	2.375% due 2/15/42	15,848,258
180,000	3.250% due 5/15/42	160,805
1,115,000	3.375% due 8/15/42	1,014,824
790,000	4.000% due 11/15/42	808,269
100,000	3.125% due 2/15/43	86,910
502,500	3.625% due 8/15/43	471,624
11,510,000	3.750% due 11/15/43	10,995,872
1,095,000	3.625% due 2/15/44	1,025,322
415,000	3.125% due 8/15/44	357,078
1,375,000	3.000% due 11/15/44	1,156,934
245,000	2.875% due 8/15/45	200,814
1,412,500	3.000% due 11/15/45	1,183,521
6,490,000	2.500% due 2/15/46	4,946,343
1,110,000	2.875% due 11/15/46	908,032
3,723,000	3.000% due 2/15/47	3,111,395
500,000	2.750% due 8/15/47	399,121
2,120,000	3.000% due 2/15/48	1,776,328
595,000	3.375% due 11/15/48	537,011
4,480,000	2.000% due 2/15/50	3,039,925
9,370,000	1.250% due 5/15/50	5,188,272
8,815,000	1.375% due 8/15/50	5,045,210
4,905,000	1.625% due 11/15/50	3,006,228
6,123,000	1.875% due 2/15/51	4,006,140
3,220,000	2.375% due 5/15/51	2,376,385
3,310,000	2.000% due 8/15/51	2,231,923
2,871,000	1.875% due 11/15/51	1,872,542
6,584,000	2.250% due 2/15/52	4,717,076
2,590,000	2.875% due 5/15/52	2,136,750
2,102,000	3.000% due 8/15/52	1,786,372
9,061,000	4.000% due 11/15/52	9,348,859
610,881	U.S. Treasury Inflation Indexed Notes, 0.625% due 7/15/32	569,554
	U.S. Treasury Notes:
1,959,000	0.250% due 5/15/24	1,839,509
1,596,000	3.000% due 7/31/24	1,557,596
3,642,500	4.375% due 10/31/24	3,639,797

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.1% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 22.2% - (continued)
$ 21,635,000		4.500% due 11/30/24	$21,687,397
6,696,000		1.125% due 1/15/25	6,261,022
5,115,000		1.500% due 2/15/25	4,811,497
40,000		0.250% due 5/31/25	36,263
520,000		2.875% due 6/15/25	503,567
5,178,000		3.125% due 8/15/25	5,039,853
5,955,000		3.500% due 9/15/25	5,854,742
365,000		0.250% due 9/30/25	328,058
2,570,000		0.250% due 10/31/25	2,301,003
15,140,000		4.500% due 11/15/25	15,294,024
1,610,000		0.375% due 11/30/25	1,441,925
620,000		0.375% due 12/31/25	554,464
375,000		0.375% due 1/31/26	334,028
2,269,000		0.500% due 2/28/26	2,023,620
4,020,000		0.750% due 3/31/26	3,610,227
7,966,000		0.750% due 4/30/26	7,132,059
20,000		0.875% due 6/30/26	17,905
770,000		1.875% due 2/28/27	708,159
100,000		2.625% due 5/31/27	94,781
1,175,000		2.750% due 7/31/27	1,117,994
2,160,000		3.125% due 8/31/27	2,091,066
28,050,000		4.125% due 10/31/27	28,366,658
16,470,000		3.875% due 11/30/27	16,506,028
6,490,000		0.750% due 1/31/28	5,550,978
223,000		1.125% due 2/29/28	194,306
2,190,000		1.250% due 4/30/28	1,913,470
565,000		1.125% due 8/31/28	486,253
235,000		1.500% due 11/30/28	205,698
2,389,000		1.375% due 12/31/28	2,076,564
415,000		2.375% due 3/31/29	381,168
285,000		3.875% due 9/30/29	286,380
6,652,000		4.000% due 10/31/29	6,739,308
1,340,000		3.875% due 11/30/29	1,348,480
193,000		1.375% due 11/15/31	159,135
270,000		2.875% due 5/15/32	252,155
4,524,000		4.125% due 11/15/32	4,683,103
2,020,000		U.S. Treasury Strip Principal, zero coupon due 5/15/49(i)	730,024

		Total U.S. GOVERNMENT OBLIGATIONS	284,513,092

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $337,243,095)	295,633,611

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6%
422,464	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 4.264% (1-Month USD-LIBOR + 0.220%) due 2/25/37(c)	417,359
69,006	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 4.694% (1-Month USD-LIBOR + 0.650%) due 6/25/29(c)	50,910
1,100,000	Aaa(b)	AGL CLO 1 Ltd., Series 2019-1A, Class AR, 5.423% (3-Month USD-LIBOR + 1.180%) due 10/20/34(a)(c)	1,063,145
1,200,000	AAA	AIG CLO LLC, Series 2018-1A, Class A1R, 5.363% (3-Month USD-LIBOR + 1.120%) due 4/20/32(a)(c)	1,177,308
1,000,000	AAA	Allegro CLO XI Ltd., Series 2019-2A, Class A1A, 5.617% (3-Month USD-LIBOR + 1.390%) due 1/19/33(a)(c)	981,012
707,797	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 4.664% (1-Month USD-LIBOR + 0.620%) due 11/25/35(c)	610,418
1,063,906	AA	American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 3.604% (6-Month USD-LIBOR + 1.500%) due 10/25/34(c)	1,054,656
673,200	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/5/49(a)	639,343
210,000	Baa2(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	183,273
890,000	Aaa(b)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 5.225% (1-Month USD-LIBOR + 1.350%) due 11/15/36(a)(c)	867,087
219,309	AAA	Ares XLII Clo Ltd., Series 2017-42A, Class AR, 5.245% (3-Month USD-LIBOR + 0.920%) due 1/22/28(a)(c)	216,864

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
		Asset-Backed Securities Corp. Home Equity Loan Trust:
$ 425,518	BBB	Series 2007-HE1, Class A1B, 3.537% (1-Month USD-LIBOR + 0.150%) due 12/25/36(c)	$401,714
493,684	CCC	Series 2007-HE1, Class A4, 4.184% (1-Month USD-LIBOR + 0.140%) due 12/25/36(c)	479,483
260,000	AAA	Bain Capital Credit CLO, Series 2018-1A, Class A1, 5.285% (3-Month USD-LIBOR + 0.960%) due 4/23/31(a)(c)	254,313
290,000	AAA	Bain Capital Credit CLO Ltd., Series 2021-4A, Class A1, 5.413% (3-Month USD-LIBOR + 1.170%) due 10/20/34(a)(c)	281,239
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(a)	439,166
420,000	AAA(j)	Series 2018-PARK, Class A, 4.227% due 8/10/38(a)(c)	380,429
820,000	AAA	Series 2019-BPR, Class AMP, 3.287% due 11/5/32(a)	759,761
22,158	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 3.680% due 7/25/34(c)	20,058
500,000	Aaa(b)	Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.919% due 8/15/52	437,017
339,067	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 5.043% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(c)	336,515
		BBCMS Mortgage Trust:
570,000	AAA	Series 2020-C6, Class A4, 2.639% due 2/15/53	485,249
280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(c)	269,790
96,748	WD(j)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.240% due 5/25/47(c)	85,354
47,202	CCC	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 3.103% due 5/25/35(c)	43,720
265,484	D	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(c)	233,578
		Benchmark Mortgage Trust:
348,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	304,164
2,185,586	Aa1(b)	Series 2021-B28, Class XA, 1.396% due 8/15/54(c)(k)	156,762
460,000	AAA	Series 2021-B31, Class A5, 2.669% due 12/15/54	380,285
660,000	Aaa(b)	Series 2022-B33, Class A5, 3.458% due 3/15/55	585,675
375,000	Aaa(b)	Series 2022-B35, Class A5, 4.594% due 5/15/55(c)	359,069
1,333,000	AAA(j)	BFLD, Series 2019-DPLO, Class A, 4.965% (1-Month USD-LIBOR + 1.090%) due 10/15/34(a)(c)	1,297,569
320,000	AAA	BlueMountain CLO XXII Ltd., Series 2018-22A, Class A1, 5.159% (3-Month USD-LIBOR + 1.080%) due 7/15/31(a)(c)	311,410
773,384	AAA	BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 5.223% (3-Month USD-LIBOR + 0.980%) due 7/20/29(a)(c)	761,102
280,000	AAA	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% due 2/15/55(c)	243,534
		BRAVO Residential Funding Trust:
2,044,351	NR	Series 2021-A, Class A1, step bond to yield, 1.991% due 10/25/59(a)	1,943,077
685,280	AAA(j)	Series 2022-NQM3, Class A1, 5.108% due 7/25/62(a)(c)	669,513
500,000	AAA	Buttermilk Park CLO Ltd., Series 2018-1A, Class A1, 5.179% (3-Month USD-LIBOR + 1.100%) due 10/15/31(a)(c)	490,747
		BX Commercial Mortgage Trust:
890,000	Aaa(b)	Series 2021-CIP, Class A, 4.796% (1-Month USD-LIBOR + 0.921%) due 12/15/38(a)(c)	856,962
278,015	A3(b)	Series 2021-XL2, Class D, 5.272% (1-Month USD-LIBOR + 1.397%) due 10/15/38(a)(c)	261,295
220,000	BBB-	BX Trust, Series 2021-ARIA, Class D, 5.770% (1-Month USD-LIBOR + 1.895%) due 10/15/36(a)(c)	201,436
1,190,000	NR	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 6.423% (1-Month USD-LIBOR + 2.550%) due 12/15/37(a)(c)	1,121,628
940,000	AAA	Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.006% due 1/15/53	796,742
		CD Mortgage Trust:
1,460,000	Aa2(b)	Series 2017-CD3, Class AS, 3.833% due 2/10/50	1,321,755
1,637,054	AA+	Series 2017-CD4, Class XA, 1.382% due 5/10/50(c)(k)	66,228
1,080,000	AAA	Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 5.223% (3-Month USD-LIBOR + 0.980%) due 4/20/31(a)(c)	1,063,409
41,238	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 3.757% due 2/25/37(c)	38,351
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
234,992	BBB	Series 2004-2A, Class A1, 4.314% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(c)	217,679
978,541	WR(b)	Series 2004-2A, Class B1, 3.430% due 5/25/35(a)(c)	757,764
		CIFC Funding Ltd.:
950,000	Aaa(b)	Series 2013-4A, Class A1RR, 5.418% (3-Month USD-LIBOR + 1.060%) due 4/27/31(a)(c)	934,889
750,000	AAA	Series 2014-5A, Class A1R2, 5.279% (3-Month USD-LIBOR + 1.200%) due 10/17/31(a)(c)	741,235
250,000	Aaa(b)	Series 2018-2A, Class A1, 5.283% (3-Month USD-LIBOR + 1.040%) due 4/20/31(a)(c)	245,491
		CIM Trust:
317,619	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(a)(c)	304,687
349,508	NR	Series 2018-R6, Class A1, 4.844% (1-Month USD-LIBOR + 1.076%) due 9/25/58(a)(c)	339,568
928,438	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(c)	841,331

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
$ 530,044	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(c)	$465,213
2,209,468	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(c)	1,888,895
1,113,793	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(c)	978,721
1,324,013	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(c)	1,166,772
2,205,925	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(c)	1,847,673
		Citigroup Commercial Mortgage Trust:
140,000	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	131,997
575,000	Aaa(b)	Series 2015-P1, Class A5, 3.717% due 9/15/48	546,255
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	248,604
740,000	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	674,282
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	457,051
305,673	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	294,282
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 4.456% (1-Month USD-LIBOR + 0.440%) due 9/25/36(c)	533,867
		Commercial Mortgage Trust:
190,000	A-(j)	Series 2013-300P, Class B, 4.540% due 8/10/30(a)(c)	184,060
260,000	D	Series 2013-CR9, Class E, 4.433% due 7/10/45(a)(c)	137,353
534,835	Aaa(b)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	527,240
40,000	Baa3(b)	Series 2013-CR12, Class B, 4.762% due 10/10/46(c)	37,496
20,000	B2(b)	Series 2013-CR12, Class C, 5.216% due 10/10/46(c)	13,800
143,000	Baa3(b)	Series 2014-CR17, Class C, 4.943% due 5/10/47(c)	130,825
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	135,401
101,241	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	100,440
210,000	A-(j)	Series 2014-CR21, Class C, 4.566% due 12/10/47(c)	189,709
345,000	Aaa(b)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	333,572
2,773,446	Aa1(b)	Series 2015-CR25, Class XA, 0.951% due 8/10/48(c)(k)	49,196
175,000	Aaa(b)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	165,722
465,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	439,878
173,822	AA	Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2, 4.844% (1-Month USD-LIBOR + 0.800%) due 10/25/47(c)	159,994
		Countrywide Home Loan Mortgage Pass-Through Trust:
49,528	WR(b)	Series 2005-11, Class 3A3, 2.909% due 4/25/35(c)	35,270
42,904	WR(b)	Series 2005-11, Class 6A1, 4.644% (1-Month USD-LIBOR + 0.600%) due 3/25/35(c)	29,799
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	667,442
4,277	NR	Series 2015-5R, Class 1A1, 2.292% due 9/27/46(a)(c)	4,262
162,118	AAA(j)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(a)(c)	132,934
2,402,810	NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(c)	2,186,616
34,539	WR(b)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	28,637
		Credit Suisse Mortgage Capital Certificates:
660,000	Aaa(b)	Series 2019-ICE4, Class A, 4.855% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(c)	651,904
950,000	Ba3(b)	Series 2019-ICE4, Class F, 6.525% (1-Month USD-LIBOR + 2.650%) due 5/15/36(a)(c)	911,682
		CSAIL Commercial Mortgage Trust:
295,000	Aaa(b)	Series 2015-C1, Class A4, 3.505% due 4/15/50	281,279
270,000	Aaa(b)	Series 2015-C3, Class A4, 3.718% due 8/15/48	256,306
1,000,000	Aaa(b)	Series 2016-C5, Class A5, 3.757% due 11/15/48	950,582
310,000	Aaa(b)	Series 2018-CX12, Class A4, 4.224% due 8/15/51(c)	290,717
180,000	Aaa(b)	Series 2021-C20, Class A3, 2.805% due 3/15/54	151,083
280,000	Aaa(b)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(a)	252,746
		CSMC Trust:
578,011	AAA(j)	Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	505,817
1,786,325	NR	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(c)	1,694,546
1,970,524	NR	Series 2022-RPL3, Class A1, 3.637% due 3/25/61(a)(c)	1,945,104
44,589	CCC	CWABS Asset-Backed Notes Trust, Series 2006-SD3, Class A1, 4.704% (1-Month USD-LIBOR + 0.660%) due 7/25/36(a)(c)	43,227
515,892	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 4.095% (1-Month USD-LIBOR + 0.220%) due 2/15/29(c)	454,874

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
		DBJPM Mortgage Trust:
$ 350,000	AA-(j)	Series 2016-C1, Class B, 4.195% due 5/10/49(c)	$314,182
230,000	Aaa(b)	Series 2016-C3, Class A4, 2.632% due 8/10/49	208,781
390,000	Aaa(b)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	314,799
696,962	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 5.806% (3-Month USD-LIBOR + 1.200%) due 8/15/30(a)(c)	689,767
24,359	CCC	DSLA Mortgage Loan Trust, Series 2004-AR2, Class A2B, 4.739% (1-Month USD-LIBOR + 0.800%) due 11/19/44(c)	22,294
117,198	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 6.594% (1-Month USD-LIBOR + 2.550%) due 9/25/33(c)	116,739
810,240	Aaa(b)	Extended Stay America Trust, Series 2021-ESH, Class A, 4.956% (1-Month USD-LIBOR + 1.080%) due 7/15/38(a)(c)	780,671
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
44,273	NR	Series 334, Class S7, 2.227% (6.100% - 1-Month USD-LIBOR) due 8/15/44(k)(l)	4,876
71,971	NR	Series 353, Class S1, 2.127% (6.000% - 1-Month USD-LIBOR) due 12/15/46(k)(l)	6,647
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
1,722	NR	Series 1865, Class DA, 25.527% (31.310% - 11th District Cost of Funds Index) due 2/15/24(k)(l)	94
6,844	NR	Series 3451, Class SB, 2.157% (6.030% - 1-Month USD-LIBOR) due 5/15/38(k)(l)	514
40,721	NR	Series 3621, Class SB, 2.357% (6.230% - 1-Month USD-LIBOR) due 1/15/40(k)(l)	3,926
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	551,883
496,546	NR	Series 3866, Class SA, 2.077% (5.950% - 1-Month USD-LIBOR) due 5/15/41(k)(l)	28,169
116,395	NR	Series 3947, Class SG, 2.077% (5.950% - 1-Month USD-LIBOR) due 10/15/41(k)(l)	10,254
13,056	NR	Series 3973, Class SA, 2.617% (6.490% - 1-Month USD-LIBOR) due 12/15/41(k)(l)	1,315
127,758	NR	Series 4203, Class PS, 2.377% (6.250% - 1-Month USD-LIBOR) due 9/15/42(k)(l)	9,522
105,941	NR	Series 4210, Class Z, 3.000% due 5/15/43	85,853
41,796	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	1,894
354,217	NR	Series 4316, Class XZ, 4.500% due 3/15/44	344,310
40,121	NR	Series 4335, Class SW, 2.127% (6.000% - 1-Month USD-LIBOR) due 5/15/44(k)(l)	3,801
901,867	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	744,105
159,762	NR	Series 4879, Class BC, 3.000% due 4/15/49	142,007
69,742	NR	Series 5010, Class IK, 2.500% due 9/25/50(k)	10,404
248,189	NR	Series 5010, Class JI, 2.500% due 9/25/50(k)	38,624
84,861	NR	Series 5013, Class IN, 2.500% due 9/25/50(k)	13,253
174,216	NR	Series 5018, Class MI, 2.000% due 10/25/50(k)	23,819
74,949	NR	Series 5040, Class IB, 2.500% due 11/25/50(k)	11,126
1,075,275	NR	Series 5085, Class NI, 2.000% due 3/25/51(k)	125,612
368,329	NR	Series 5140, Class NI, 2.500% due 5/25/49(k)	49,656
467,276	NR	Series 5148, Class BI, 2.500% due 1/25/49(k)	65,456
187,584	NR	Series 5148, Class CI, 2.000% due 6/25/49(k)	21,265
500,000	NR	Series 5224, Class HL, 4.000% due 4/25/52	457,290
41,049	NR	Series R007, Class ZA, 6.000% due 5/15/36	42,444
347,526	BB+	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk REMIC, Series 2021-DNA1, Class M2, 5.321% (SOFR + 1.800%) due 1/25/51(a)(c)	333,618
		Federal National Mortgage Association (FNMA), ACES:
674,538	NR	Series 2013-M7, Class X2, 0.202% due 12/25/22(c)(f)(k)	2
3,411,328	NR	Series 2015-M7, Class X2, 0.572% due 12/25/24(c)(k)	23,531
14,588,512	NR	Series 2015-M8, Class X2, 0.167% due 1/25/25(c)(k)	22,849
90,732	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(c)	85,839
187,833	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	168,734
101,310	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	93,958
553,735	NR	Series 2020-M36, Class X1, 1.596% due 9/25/34(c)(k)	44,899
245,000	NR	Series 2021-M2S, Class A2, 1.867% due 10/25/31(c)	198,776
425,000	NR	Series 2022-M5, Class A3, 2.447% due 1/1/34(c)	346,322
265,000	NR	Series 2022-M10, Class A2, 2.003% due 1/25/32(c)	215,416
		Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
542,267	AAA(j)	Series 2014-C02, Class 1M2, 6.616% (1-Month USD-LIBOR + 2.600%) due 5/25/24(c)	542,542
417,143	A-(j)	Series 2018-C06, Class 1M2, 6.016% (1-Month USD-LIBOR + 2.000%) due 3/25/31(a)(c)	411,210

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
		Federal National Mortgage Association (FNMA), Grantor Trust:
$ 45,088	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(c)	$44,362
99,394	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	93,315
		Federal National Mortgage Association (FNMA), Interest Strip:
50,999	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	8,014
109,756	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	18,589
14,636	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	2,972
		Federal National Mortgage Association (FNMA), REMICS:
13,126	NR	Series 2004-38, Class FK, 4.366% (1-Month USD-LIBOR + 0.350%) due 5/25/34(c)	12,949
5,824	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	5,810
219,530	NR	Series 2006-51, Class SP, 2.634% (6.650% - 1-Month USD-LIBOR) due 3/25/36(k)(l)	9,234
133,362	NR	Series 2007-68, Class SC, 2.684% (6.700% - 1-Month USD-LIBOR) due 7/25/37(k)(l)	14,121
391,981	NR	Series 2008-18, Class SM, 2.984% (7.000% - 1-Month USD-LIBOR) due 3/25/38(k)(l)	20,667
314,726	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	302,984
75,258	NR	Series 2011-87, Class SG, 2.534% (6.550% - 1-Month USD-LIBOR) due 4/25/40(k)(l)	2,142
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	759,646
68,178	NR	Series 2012-35, Class SC, 2.484% (6.500% - 1-Month USD-LIBOR) due 4/25/42(k)(l)	7,671
53,090	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	55,625
79,574	NR	Series 2012-51, Class B, 7.000% due 5/25/42	85,756
64,663	NR	Series 2012-74, Class SA, 2.634% (6.650% - 1-Month USD-LIBOR) due 3/25/42(k)(l)	4,147
10,777	NR	Series 2012-75, Class AO, zero coupon due 3/25/42(i)	9,502
20,419	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(k)	631
48,458	NR	Series 2012-133, Class CS, 2.134% (6.150% - 1-Month USD-LIBOR) due 12/25/42(k)(l)	5,170
197,196	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	209,903
164,354	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	167,954
39,063	NR	Series 2013-54, Class BS, 2.134% (6.150% - 1-Month USD-LIBOR) due 6/25/43(k)(l)	4,426
34,058	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(k)	2,176
257,675	NR	Series 2015-65, Class CZ, 3.500% due 9/25/45	223,075
115,050	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	111,034
65,724	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	64,000
92,798	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	87,228
209,896	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	125,540
700,000	NR	Series 2020-56, Class AQ, 2.000% due 8/25/50	556,060
159,960	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(k)	25,294
549,916	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(k)	79,769
379,234	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(k)	53,863
		FHLMC Multifamily Structured Pass-Through Certificates:
2,500,000	AAA(j)	Series K104, Class XAM, 1.507% due 1/25/30(c)(k)	201,871
440,000	AAA(j)	Series K144, Class A2, 2.450% due 4/25/32	374,144
970,287	AAA(j)	Series K736, Class X1, 1.414% due 7/25/26(c)(k)	35,804
3,998,147	AAA(j)	Series K743, Class X1, 1.027% due 5/25/28(c)(k)	167,170
195,932	NR	Series KIR2, Class A1, 2.748% due 3/25/27	189,548
		First Franklin Mortgage Loan Trust:
1,020,012	CC	Series 2006-FF13, Class A2D, 4.524% (1-Month USD-LIBOR + 0.480%) due 10/25/36(c)	693,762
537,647	CCC	Series 2006-FF15, Class A2, 4.164% (1-Month USD-LIBOR + 0.120%) due 11/25/36(c)	489,605
1,100,000	Aaa(b)	Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, 5.337% (3-Month USD-LIBOR + 1.110%) due 7/19/34(a)(c)	1,064,846
		Freddie Mac Multifamily Structured Pass Through Certificates:
320,000	AAA	Series K152, Class A2, 3.780% due 11/25/32	302,988
1,240,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/54	1,098,469
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(c)	684,104
1,500,000	BBB-	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, 5.047% (SOFR + 1.500%) due 10/25/41(a)(c)	1,405,137
314,076	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 5.955% (1-Month USD-LIBOR + 2.150%) due 1/25/26(a)(c)	288,144
152,903	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(c)	142,967
1,050,000	AA	GoldentTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class B, 5.843% (3-Month USD-LIBOR + 1.600%) due 10/20/34(a)(c)	1,006,008

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
$ 294,246	A(j)	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.700% due 1/20/49(a)	$227,005
		Government National Mortgage Association:
596,596	NR	Series 2020-103, Class AD, 1.450% due 1/16/63	482,456
3,109,500	NR	Series 2020-173, Class MI, 2.500% due 11/20/50(k)	409,746
149,186	NR	Series 2021-14, Class AB, 1.340% due 6/16/63	116,819
441,873	NR	Series 2021-115, Class MI, 2.500% due 5/20/51(k)	49,944
300,000	NR	Series 2022-3, Class B, 1.850% due 2/16/61	183,171
		Government National Mortgage Association (GNMA):
400,000	NR	Series 2022-189, Class PT, 2.500% due 10/20/51	320,822
200,000	NR	Series 2022-196, Class BE, 3.000% due 10/16/64(c)	151,632
255,820	NR	Series 2007-51, Class SG, 2.641% (6.580% - 1-Month USD-LIBOR) due 8/20/37(k)(l)	10,323
820,964	NR	Series 2008-51, Class GS, 2.343% (6.230% - 1-Month USD-LIBOR) due 6/16/38(k)(l)	64,937
6,622	NR	Series 2010-85, Class HS, 2.711% (6.650% - 1-Month USD-LIBOR) due 1/20/40(k)(l)	83
137,552	NR	Series 2012-H27, Class AI, 1.633% due 10/20/62(c)(k)	4,646
87,918	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(k)	9,147
309,647	NR	Series 2013-85, Class IA, 0.523% due 3/16/47(c)(k)	3,240
77,963	NR	Series 2013-107, Class AD, 2.847% due 11/16/47(c)	71,210
89,311	NR	Series 2014-105, Class IO, 0.120% due 6/16/54(c)(k)	1,287
1,015,752	NR	Series 2014-H20, Class FA, 3.573% (1-Month USD-LIBOR + 0.430%) due 10/20/64(c)	1,002,538
47,477	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	7,622
158,638	NR	Series 2015-167, Class SA, 2.311% (6.250% - 1-Month USD-LIBOR) due 11/20/45(k)(l)	17,742
48,384	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(k)	9,907
51,769	NR	Series 2016-135, Class SB, 2.213% (6.100% - 1-Month USD-LIBOR) due 10/16/46(k)(l)	7,653
68,867	NR	Series 2017-187, Class SJ, 2.261% (6.200% - 1-Month USD-LIBOR) due 12/20/47(k)(l)	6,386
461,215	NR	Series 2017-H22, Class IC, 3.688% due 11/20/67(c)(k)	14,862
88,418	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	84,088
56	NR	Series 2018-130, Class A, 3.250% due 5/16/59	56
128,579	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	123,457
309,220	NR	Series 2019-86, Class C, 2.500% due 3/20/49	274,525
89,435	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	80,960
273,600	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(k)	43,710
74,930	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(k)	11,576
79,650	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(k)	11,411
243,986	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(k)	33,579
80,218	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(k)	11,704
83,141	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(k)	12,259
84,489	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(k)	12,440
82,430	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(k)	11,547
337,350	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(k)	45,952
399,534	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(k)	44,261
191,934	NR	Series 2020-H09, Class FL, 2.886% (1-Month USD-LIBOR + 1.150%) due 5/20/70(c)	187,730
50,844	NR	Series 2020-H12, Class F, 3.643% (1-Month USD-LIBOR + 0.500%) due 7/20/70(c)	48,807
263,579	NR	Series 2020-H13, Class FA, 2.976% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	251,323
52,721	NR	Series 2020-H13, Class FC, 3.142% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	50,393
2,698,594	NR	Series 2021-133, Class IO, 0.879% due 7/16/63(c)(k)	186,880
1,378,742	NR	Series 2022-3, Class IO, 0.640% due 2/16/61(c)(k)	79,281
649,686	BBB-	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 5.675% (1-Month USD-LIBOR + 1.800%) due 9/15/31(a)(c)	544,847
		GS Mortgage Securities Corp. Trust:
1,772,000	AA-(j)	Series 2021-IP, Class B, 5.025% (1-Month USD-LIBOR + 1.150%) due 10/15/36(a)(c)	1,643,350
370,000	AAA	Series 2021-ROSS, Class A, 5.026% (1-Month USD-LIBOR + 1.150%) due 5/15/26(a)(c)	347,859
210,256	Aaa(b)	GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.164% due 5/10/50	192,115
250,000	AAA	Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, 5.449% (3-Month USD-LIBOR + 1.370%) due 4/15/33(a)(c)	244,075

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
		Harborview Mortgage Loan Trust:
$ 54,569	AA+	Series 2004-5, Class 2A6, 3.240% due 6/19/34(c)	$51,381
36,408	WD(j)	Series 2006-2, Class 1A, 3.720% due 2/25/36(c)	13,741
676,722	Caa2(b)	Series 2006-10, Class 1A1A, 4.139% (1-Month USD-LIBOR + 0.200%) due 11/19/36(c)	531,368
400,000	Aa2(b)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(a)(e)	351,800
780,000	CC	Home Equity Asset Trust, Series 2005-6, Class M5, 4.989% (1-Month USD-LIBOR + 0.945%) due 12/25/35(c)	710,393
47,706	AA	Impac CMB Trust, Series 2007-A, Class A, 4.544% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(c)	44,311
710,000	AAA(j)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(a)	664,561
		Indymac Index Mortgage Loan Trust:
901,173	CCC	Series 2005-AR14, Class 2A1A, 4.644% (1-Month USD-LIBOR + 0.600%) due 7/25/35(c)	728,031
25,902	Caa2(b)	Series 2005-AR15, Class A2, 3.227% due 9/25/35(c)	21,235
310,182	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(a)	257,047
906,302	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 4.364% (1-Month USD-LIBOR + 0.320%) due 8/25/36(c)	254,543
		JP Morgan Chase Commercial Mortgage Securities Trust:
922,585	Aaa(b)	Series 2016-JP2, Class A3, 2.559% due 8/15/49	840,319
1,710,000	Caa3(b)	Series 2018-PHH, Class F, 7.185% (1-Month USD-LIBOR + 3.310%) due 6/15/35(a)(c)(f)	315,768
365,000	Aaa(b)	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	319,796
250,000	Baa1(b)	Series 2021-MHC, Class D, 5.575% (1-Month USD-LIBOR + 1.700%) due 4/15/38(a)(c)	236,216
623,385	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 4.629% (1-Month USD-LIBOR + 0.585%) due 5/25/35(c)	605,226
880,000	BB	JP Morgan Mortgage Acquisition Trust, Series 2007-CH2, Class MV2, 4.344% (1-Month USD-LIBOR + 0.300%) due 1/25/37(c)	835,431
		JP Morgan Mortgage Trust:
157,239	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	138,340
145,609	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	128,402
34,139	AAA	Series 2019-1, Class A11, 4.994% (1-Month USD-LIBOR + 0.950%) due 5/25/49(a)(c)	33,277
1,726,145	Aaa(b)	Series 2021-13, Class A3, 2.500% due 4/25/52(a)(c)	1,398,912
51,000	Aaa(b)	JP Morgan Trust, Series 2015-5, Class A9, 4.401% due 5/25/45(a)(c)	49,114
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(b)	Series 2013-C17, Class B, 5.046% due 1/15/47(c)	38,840
350,000	B(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	282,227
		JPMDB Commercial Mortgage Securities Trust:
340,000	A(j)	Series 2017-C5, Class B, 4.009% due 3/15/50(c)	290,488
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	175,421
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	116,873
890,000	Aaa(b)	KREF Ltd., Series 2021-FL2, Class A, 4.981% (1-Month USD-LIBOR + 1.070%) due 2/15/39(a)(c)	858,415
1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	872,524
		Legacy Mortgage Asset Trust:
1,856,040	NR	Series 2020-GS2, Class A1, step bond to yield, 2.750% due 3/25/60(a)	1,793,129
789,397	NR	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	712,161
491,485	NR	Life Mortgage Trust, Series 2021-BMR, Class G, 6.825% (1-Month USD-LIBOR + 2.950%) due 3/15/38(a)(c)	459,872
265,161	Baa2(b)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(a)	203,643
1,295,000	AAA	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.377% (3-Month USD-LIBOR + 1.150%) due 4/19/33(a)(c)	1,266,227
280,000	AAA	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 5.615% (3-Month USD-LIBOR + 1.200%) due 7/29/30(a)(c)	275,797
703,872	A	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(a)	581,992
177,704	WD(j)	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 4.321% due 10/25/32(c)	165,685
859,000	A3(b)	Med Trust, Series 2021-MDLN, Class D, 5.876% (1-Month USD-LIBOR + 2.000%) due 11/15/38(a)(c)	809,848
210,063	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 4.294% (1-Month USD-LIBOR + 0.250%) due 7/25/37(c)	103,799
12,777	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 3.068% due 5/25/34(c)	11,284
1,155,000	Aaa(b)	MF1 Ltd., Series 2021-FL7, Class A, 5.019% (1-Month USD-LIBOR + 1.080%) due 10/16/36(a)(c)	1,106,919
275,000	AAA(j)	MKT Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(a)	218,579
		ML-CFC Commercial Mortgage Trust:
31,380	Ca(b)	Series 2007-5, Class AJ, 5.450% due 8/12/48(c)	8,237
2,932	WD(j)	Series 2007-9, Class AJ, 6.193% due 9/12/49(c)	2,886
		Morgan Stanley Bank of America Merrill Lynch Trust:
500,000	Aaa(b)	Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	488,706

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
$ 512,158	Aaa(b)	Series 2016-C28, Class A3, 3.272% due 1/15/49(m)	$481,914
570,000	A3(b)	Mortgage Repurchase Agreement Financing Trust II, Series 2022-S1, Class A1, 5.193% (SOFR + 2.000%) due 3/30/25(a)(c)	571,285
235,742	NR	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.710% due 12/20/46(a)	200,214
1,200,000	Aaa(b)	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 5.239% (3-Month USD-LIBOR + 1.160%) due 7/15/34(a)(c)	1,167,300
1,270,000	A-	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	1,047,819
		New Residential Mortgage Loan Trust:
143,623	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	131,870
193,748	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(c)	182,362
503,993	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(c)	461,519
744,855	AAA(j)	Series 2022-NQM4, Class A1, step bond to yield, 5.000% due 6/25/62(a)	723,028
480,813	Aaa(b)	Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, 5.458% (3-Month USD-LIBOR + 1.100%) due 12/21/29(a)(c)	474,745
357,095	AAA	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.850% due 11/20/50(a)	315,467
500,000	AAA	Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, 5.049% (3-Month USD-LIBOR + 0.970%) due 4/15/31(a)(c)	492,199
1,000,000	AAA	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class AR, 5.239% (3-Month USD-LIBOR + 1.160%) due 7/15/36(a)(c)	971,309
500,000	Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a)	411,027
1,650,000	B-	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class M2, 4.794% (1-Month USD-LIBOR + 0.750%) due 11/25/35(c)	1,589,904
192,683	BBB-	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 4.824% (1-Month USD-LIBOR + 0.780%) due 11/25/34(c)	183,001
		Palmer Square CLO Ltd.:
800,000	AAA	Series 2014-1A, Class A1R2, 5.209% (3-Month USD-LIBOR + 1.130%) due 1/17/31(a)(c)	791,343
1,150,000	AAA	Series 2018-2A, Class A1A, 5.179% (3-Month USD-LIBOR + 1.100%) due 7/16/31(a)(c)	1,131,449
540,000	AAA	Series 2022-4A, Class A1A, 6.218% (3-Month Term SOFR + 2.150%) due 10/20/35(a)(c)	538,580
1,656,296	CCC	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2004-WWF1, Class M5, 5.844% (1-Month USD-LIBOR + 1.800%) due 12/25/34(c)	1,585,015
		PFS Financing Corp.:
400,000	AAA	Series 2020-E, Class A, 1.000% due 10/15/25(a)	383,131
190,000	AAA	Series 2021-A, Class A, 0.710% due 4/15/26(a)	178,074
540,000	AAA	Series 2022-C, Class A, 3.890% due 5/15/27(a)	516,774
788,000	AAA	Series 2022-D, Class A, 4.270% due 8/15/27(a)	761,576
		PMT Credit Risk Transfer Trust:
272,631	NR	Series 2019-2R, Class A, 6.805% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(c)	261,495
151,088	NR	Series 2019-3R, Class A, 7.755% (1-Month USD-LIBOR + 3.700%) due 11/27/31(a)(c)	144,998
1,477,981	NR	PRET LLC, Series 2022-RN2, Class A1, step bond to yield, 5.000% due 6/25/52(a)	1,375,608
1,687,939	NR	Pretium Mortgage Credit Partners LLC, Series 2022-RN3, Class A1, 5.000% due 8/25/52(a)(c)	1,564,028
		Prime Mortgage Trust:
7,964	WR(b)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	7,926
525,615	WR(b)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	449,682
666,000	NR	Progress Residential, Series 2021-SFR1, Class G, 3.861% due 4/17/38(a)	570,966
2,900,000	NR	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053% due 11/17/40(a)	2,267,592
		PRPM LLC:
839,901	NR	Series 2021-11, Class A1, step bond to yield, 2.487% due 11/25/26(a)	760,889
962,609	AAA(j)	Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	952,828
500,000	Aaa(b)	Rad CLO 16 Ltd., Series 2022-16A, Class A1, 4.865% (3-Month Term SOFR + 2.250%) due 10/15/34(a)(c)	498,796
1,535,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.961% due 1/15/32(a)(c)	1,474,651
1,090,570	Aaa(b)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 5.244% (1-Month USD-LIBOR + 1.200%) due 11/25/36(a)(c)	1,049,024
1,100,000	AA	Regata XII Funding Ltd., Series 2019-1A, Class BR, 5.679% (3-Month USD-LIBOR + 1.600%) due 10/15/32(a)(c)	1,053,454
98,632	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	89,470
850,000	NR	RIAL Issuer Ltd., Series 2022-FL8, Class D, 8.614% (1-Month Term SOFR + 4.750%) due 1/19/37(a)(c)	815,295
303,466	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/10/28	288,832
		Seasoned Credit Risk Transfer Trust:
79,615	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	76,009
790,000	B(j)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	656,487
262,154	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	248,796
210,000	B(j)	Series 2020-2, Class M, 4.250% due 11/25/59(a)(c)	171,760
586,170	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 4.699% (1-Month USD-LIBOR + 0.760%) due 4/20/33(c)	532,422

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
$ 250,000	AAA	Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1, 3.657% (3-Month Term SOFR + 1.540%) due 7/18/34(a)(c)	$244,711
976,000	B2(b)	SMRT, Series 2022-MINI, Class F, 7.145% (1-Month Term SOFR + 3.350%) due 1/15/39(a)(c)	894,765
310,000	NR	Soho Trust, Series 2021-SOHO, Class B, 2.786% due 8/10/38(a)(c)	232,298
1,110,000	AAA	SREIT Trust, Series 2021-MFP, Class A, 4.606% (1-Month USD-LIBOR + 0.731%) due 11/15/38(a)(c)	1,062,482
546,104	AAA	Store Maser Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120% due 6/20/51(a)	448,568
467,685	A	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 4.844% (1-Month USD-LIBOR + 0.800%) due 7/25/34(c)	448,229
51,684	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 4.439% (1-Month USD-LIBOR + 0.500%) due 7/19/35(c)	45,796
850,000	Aaa(b)	STWD Ltd., Series 2022-FL3, Class A, 4.568% (SOFR + 1.350%) due 11/15/38(a)(c)	817,534
384,490	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	339,383
		Tharaldson Hotel Portfolio Trust:
81,008	AAA	Series 2018-THL, Class A, 4.897% (1-Month USD-LIBOR + 1.050%) due 11/11/34(a)(c)	78,594
291,629	B+	Series 2018-THL, Class E, 7.327% (1-Month USD-LIBOR + 3.480%) due 11/11/34(a)(c)	273,282
		Towd Point Mortgage Trust:
760,000	Baa3(b)	Series 2015-2, Class 1B3, 3.414% due 11/25/60(a)(c)	620,650
981,540	Aaa(b)	Series 2015-5, Class M1, 3.500% due 5/25/55(a)(c)	970,124
770,000	Baa1(b)	Series 2016-5, Class B2, 3.600% due 10/25/56(a)(c)	643,564
200,000	Aaa(b)	TPGI Trust, Series 2021-DGWD, Class A, 4.580% (1-Month USD-LIBOR + 0.700%) due 6/15/26(a)(c)	191,197
250,000	AAA	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 5.413% (3-Month USD-LIBOR + 1.170%) due 1/20/35(a)(c)	241,980
		UBS Commercial Mortgage Trust:
340,000	AA-(j)	Series 2018-C11, Class B, 4.713% due 6/15/51(c)	303,631
350,000	Aaa(b)	Series 2019-C17, Class A3, 2.669% due 10/15/52	298,211
1,204,726	NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(c)	1,119,567
845,206	AAA	Verus Securitization Trust, Series 2021-5, Class A1, 1.013% due 9/25/66(a)(c)	677,282
111,935	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, Class , 6.000% due 6/25/34	112,041
1,094,116	NR	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	968,589
		Voya CLO Ltd.:
840,120	Aaa(b)	Series 2014-2A, Class A1RR, 5.099% (3-Month USD-LIBOR + 1.020%) due 4/17/30(a)(c)	827,493
350,000	Aaa(b)	Series 2022-4A, Class A, zero coupon (3-Month Term SOFR + 2.150%) due 10/20/33(a)(c)	349,598
		WaMu Mortgage Pass-Through Certificates Trust:
287,587	BB	Series 2005-AR1, Class A1B, 4.824% (1-Month USD-LIBOR + 0.780%) due 1/25/45(c)	259,882
122,987	BB-	Series 2005-AR4, Class A5, 2.986% due 4/25/35(c)	111,998
2,082,032	BB+	Series 2005-AR15, Class A1A1, 4.564% (1-Month USD-LIBOR + 0.520%) due 11/25/45(c)	1,853,874
707,156	A-	Series 2005-AR19, Class A1B3, 4.744% (1-Month USD-LIBOR + 0.700%) due 12/25/45(c)	636,112
507,272	B+	Series 2006-AR3, Class A1A, 2.689% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(c)	444,042
283,717	Ca(b)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 2.389% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(c)	223,787
		Wells Fargo Commercial Mortgage Trust:
120,000	Ba3(b)	Series 2013-LC12, Class B, 4.431% due 7/15/46(c)	113,409
1,000,000	Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	938,038
150,000	Aaa(b)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	141,870
360,471	AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	343,577
412,415	Aaa(b)	Series 2016-C33, Class A3, 3.162% due 3/15/59	384,953
10,315,350	Aaa(b)	Series 2018-C43, Class XA, 0.753% due 3/15/51(c)(k)	252,323
250,000	Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	234,378
3,386,381	Aaa(b)	Series 2019-C52, Class XA, 1.750% due 8/15/52(c)(k)	244,507
180,000	AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	157,520
111,962	Aaa(b)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(a)(c)	95,304
118,891	Aaa(b)	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A4, 3.073% due 6/15/46	118,046

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $165,084,862)	148,635,716

SOVEREIGN BONDS - 3.7%
Argentina - 0.1%
		Argentine Republic Government International Bonds:
64,372	CCC+	1.000% due 7/9/29	16,543

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Argentina - 0.1% - (continued)
$ 1,852,700		CCC+	0.500% due 7/9/30	$480,275

			Total Argentina	496,818

Brazil - 0.2%
			Brazilian Government International Bonds:
200,000		BB-	2.875% due 6/6/25	189,129
300,000		BB-	4.625% due 1/13/28	287,787
200,000		BB-	3.875% due 6/12/30	175,104
1,380,000		BB-	5.000% due 1/27/45	1,073,225

			Total Brazil	1,725,245

Canada - 0.1%
			Province of Manitoba Canada:
152,000		A+	3.050% due 5/14/24	148,580
1,025,000		A+	1.500% due 10/25/28	877,306

			Total Canada	1,025,886

Chile - 0.1%
			Chile Government International Bonds:
650,000		A	2.450% due 1/31/31	550,023
500,000		A	2.550% due 1/27/32	418,895

			Total Chile	968,918

Colombia - 0.1%
			Colombia Government International Bonds:
220,000		BB+	8.125% due 5/21/24	224,891
280,000		BB+	3.875% due 4/25/27	244,813
340,000		BB+	3.000% due 1/30/30	254,681
315,000		BB+	3.125% due 4/15/31	230,242
430,000		BB+	3.250% due 4/22/32	305,306
200,000		BB+	8.000% due 4/20/33	197,882
430,000		BB+	4.125% due 2/22/42	264,458

			Total Colombia	1,722,273

Dominican Republic - 0.0%@
350,000		BB-	Dominican Republic International Bonds, 4.500% due 1/30/30(a)	298,079

Egypt - 0.0%@
200,000		B	Egypt Government International Bonds, 5.250% due 10/6/25	178,981

Guatemala - 0.0%@
242,000		BB-	Guatemala Government Bonds, 3.700% due 10/7/33	199,045

Hungary - 0.0%@
200,000		BBB	Hungary Government International Bonds, 2.125% due 9/22/31	150,391

Indonesia - 0.3%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	77,443
445,000		BBB	2.850% due 2/14/30	400,496
320,000		BBB	2.150% due 7/28/31	263,354
100,000		BBB	7.750% due 1/17/38(a)	120,477
			Indonesia Treasury Bonds:
33,727,000,000	IDR	NR	6.500% due 2/15/31	2,091,389
19,692,000,000	IDR	NR	6.375% due 4/15/32	1,204,102

			Total Indonesia	4,157,261

Israel - 0.0%@
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	181,271

Kenya - 0.0%@
520,000		B	Kenya Government International Bonds, 6.300% due 1/23/34(a)	412,404

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Mexico - 1.1%
			Mexican Bonos:
22,540,000	MXN	BBB+	8.500% due 5/31/29	$1,121,122
23,930,000	MXN	BBB+	7.750% due 11/23/34	1,100,151
111,575,700	MXN	BBB+	7.750% due 11/13/42	4,950,389
84,090,000	MXN	BBB+	8.000% due 11/7/47	3,829,946
			Mexico Government International Bonds:
$ 200,000		BBB	4.150% due 3/28/27	196,162
323,000		BBB	3.750% due 1/11/28	307,624
572,000		BBB	4.500% due 4/22/29	555,974
964,000		BBB	2.659% due 5/24/31	799,365
860,000		BBB	3.500% due 2/12/34	714,851
210,000		BBB	4.750% due 3/8/44	176,866
200,000		BBB	4.600% due 2/10/48	161,531

			Total Mexico	13,913,981

Nigeria - 0.0%@
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	201,531

Oman - 0.0%@
200,000		Ba3(b)	Oman Government International Bonds, 5.625% due 1/17/28	196,404

Panama - 0.2%
			Panama Government International Bonds:
210,000		BBB	3.875% due 3/17/28	199,397
700,000		BBB	3.160% due 1/23/30	607,826
640,000		BBB	2.252% due 9/29/32	483,200
405,000		BBB	3.298% due 1/19/33	334,273
290,000		BBB	4.500% due 4/1/56	216,530

			Total Panama	1,841,226

Paraguay - 0.0%@
			Paraguay Government International Bonds:
200,000		BB	4.700% due 3/27/27	197,120
200,000		BB	2.739% due 1/29/33(a)	160,050

			Total Paraguay	357,170

Peru - 0.1%
			Peruvian Government International Bonds:
625,000		BBB	4.125% due 8/25/27	606,931
790,000		BBB	2.783% due 1/23/31	663,518
200,000		BBB	1.862% due 12/1/32	149,112
70,000		BBB	6.550% due 3/14/37	74,897
160,000		BBB	5.625% due 11/18/50	159,796

			Total Peru	1,654,254

Philippines - 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	371,970
400,000		BBB+	2.457% due 5/5/30	346,398
560,000		BBB+	1.648% due 6/10/31	445,164
550,000		BBB+	1.950% due 1/6/32	448,749

			Total Philippines	1,612,281

Poland - 0.0%@
26,000		A-	Republic of Poland Government International Bonds, 5.750% due 11/16/32	27,475

Qatar - 0.0%@
200,000		AA	Qatar Government International Bonds, 4.500% due 4/23/28	201,406

Russia - 0.2%
			Russian Federal Bonds - OFZ:
6,950,000	RUB	NR	7.750% due 9/16/26(f)	38,722
205,378,000	RUB	WR(b)	7.050% due 1/19/28(f)	1,076,951

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Russia - 0.2% - (continued)
121,200,000	RUB	WD(j)	6.900% due 5/23/29(f)	$635,543
49,650,000	RUB	NR	7.700% due 3/16/39(f)	260,352

			Total Russia	2,011,568

Saudi Arabia - 0.0%@
$ 200,000		A1(b)	Saudi Government International Bonds, 3.625% due 3/4/28	190,728

South Africa - 0.0%@
300,000		BB-	Republic of South Africa Government International Bonds, 5.875% due 4/20/32	278,419

United Arab Emirates - 0.0%@
200,000		AA	Abu Dhabi Government International Bonds, 2.500% due 9/30/29	180,215

United States - 1.0%
			U.S. Treasury Notes:
1,810,000		AA+	4.250% due 9/30/24	1,803,566
10,915,000		AA+	4.125% due 9/30/27	11,033,104

			Total United States	12,836,670

Uruguay - 0.1%
			Uruguay Government International Bonds:
46,667		BBB	4.500% due 8/14/24	46,725
555,000		BBB	4.375% due 10/27/27	561,525
200,000		BBB	4.375% due 1/23/31	200,221

			Total Uruguay	808,471

			TOTAL SOVEREIGN BONDS (Cost - $57,011,222)	47,828,371

ASSET-BACKED SECURITIES - 2.5%
Automobiles - 0.6%
1,522,000		AAA	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.660% due 5/17/27	1,475,194
			CarMax Auto Owner Trust:
583,885		AAA	Series 2022-2, Class A2A, 2.810% due 5/15/25	577,123
100,000		AAA	Series 2022-2, Class A3, 3.490% due 2/16/27	97,220
			Credit Acceptance Auto Loan Trust:
410,000		AAA	Series 2021-2A, Class A, 0.960% due 2/15/30(a)	391,872
320,000		AAA	Series 2021-3A, Class A, 1.000% due 5/15/30(a)	301,924
470,000		AAA	Series 2021-4, Class A, 1.260% due 10/15/30(a)	437,941
702,775		AAA	Ford Credit Auto Lease Trust, Series 2022-A, Class A2A, 2.780% due 10/15/24	693,812
1,417,000		Aaa(b)	Ford Credit Auto Owner Trust, Series 2022-D, Class A3, 5.270% due 5/17/27	1,420,151
920,000		Aaa(b)	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210% due 12/26/25(a)	843,801
870,000		Aaa(b)	Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.880% due 1/21/26	822,754
945,000		AAA	Hyundai Auto Receivables Trust, Series 2022-B, Class A4, 3.800% due 8/15/28	915,190

			Total Automobiles	7,976,982

Credit Cards - 1.0%
798,000		Aaa(b)	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.750% due 8/15/27	776,444
3,064,000		AAA	BA Credit Card Trust, Series 2022-A2, Class A2, 5.000% due 4/17/28	3,067,660
			Capital One Multi-Asset Execution Trust:
4,381,000		AAA	Series 2022-A2, Class A, 3.490% due 5/15/27	4,233,603
1,361,000		AAA	Series 2022-A3, Class A, 4.950% due 10/15/27	1,365,439
3,536,000		AAA	Discover Card Execution Notes Trust, Series 2022-A3, Class A3, 3.560% due 7/15/27	3,393,590
300,000		NR	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.200% due 9/21/26(a)	273,097

			Total Credit Cards	13,109,833

Student Loans - 0.9%
			College Ave Student Loans LLC:
192,556		AAA	Series 2019-A, Class A1, 5.444% (1-Month USD-LIBOR + 1.400%) due 12/28/48(a)(c)	185,564
128,370		AAA	Series 2019-A, Class A2, 3.280% due 12/28/48(a)	115,161
			ECMC Group Student Loan Trust:
159,329		Aaa(b)	Series 2016-1A, Class A, 5.366% (1-Month USD-LIBOR + 1.350%) due 7/26/66(a)(c)	153,913

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 2.5% - (continued)
Student Loans - 0.9% - (continued)
$ 1,085,528	Aaa(b)	Series 2017-2A, Class A, 5.066% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(c)	$1,044,321
11,163	AAA	Navient Private Education Loan Trust, Series 2014-AA, Class A2B, 5.123% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(c)	11,160
1,141,828	Aaa(b)	Navient Private Education Refi Loan Trust, Series 2021-FA, Class A, 1.110% due 2/18/70(a)	935,447
		Navient Student Loan Trust:
1,048,832	AA+	Series 2017-2A, Class A, 5.066% (1-Month USD-LIBOR + 1.050%) due 12/27/66(a)(c)	1,027,084
1,300,000	AA+	Series 2017-3A, Class A3, 5.066% (1-Month USD-LIBOR + 1.050%) due 7/26/66(a)(c)	1,277,812
55,589	AAA	Series 2017-4A, Class A2, 4.516% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(c)	55,512
1,082,125	AA+	Series 2020-1A, Class A1B, 5.094% (1-Month USD-LIBOR + 1.050%) due 6/25/69(a)(c)	1,059,987
		Nelnet Student Loan Trust:
999,735	AA+	Series 2006-1, Class A6, 5.142% (3-Month USD-LIBOR + 0.450%) due 8/23/36(a)(c)	957,812
165,813	Aaa(b)	Series 2021-A, Class APT1, 1.360% due 4/20/62(a)	146,061
341,629	AAA	SLM Private Education Loan Trust, Series 2010-C, Class A5, 8.623% (1-Month USD-LIBOR + 4.750%) due 10/15/41(a)(c)	365,323
		SLM Student Loan Trust:
712,999	AA+	Series 2003-10A, Class A4, 3.963% (3-Month USD-LIBOR + 0.670%) due 12/17/68(a)(c)	668,243
393,967	AAA	Series 2005-5, Class A4, 4.498% (3-Month USD-LIBOR + 0.140%) due 10/25/28(c)	391,305
		SMB Private Education Loan Trust:
246,109	AAA	Series 2015-C, Class A3, 5.823% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(c)	246,274
20,302	Aaa(b)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	19,409
84,725	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	80,552
50,065	AAA	Series 2017-B, Class A2B, 4.623% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(c)	49,347
208,416	AAA	Series 2018-A, Class A2B, 4.673% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(c)	202,604
243,913	Aaa(b)	Series 2018-B, Class A2A, 3.600% due 1/15/37(a)	233,348
300,090	AAA	Series 2018-C, Class A2B, 4.623% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(c)	290,794
70,455	AAA	Series 2020-A, Class A2B, 4.705% (1-Month USD-LIBOR + 0.830%) due 9/15/37(a)(c)	67,935
558,479	AAA	Series 2020-PTB, Class A2A, 1.600% due 9/15/54(a)	493,650
645,913	Aaa(b)	Series 2021-A, Class A2B, 1.590% due 1/15/53(a)	552,487
240,000	Aa2(b)	Series 2021-A, Class B, 2.310% due 1/15/53(a)	209,119
100,553	AAA	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.340% due 8/25/47(a)	96,574

		Total Student Loans	10,936,798

		TOTAL ASSET-BACKED SECURITIES (Cost - $33,361,886)	32,023,613

SENIOR LOANS - 1.6%
174,854	NR	1011778 B.C. Unlimited Liability Co., (Restricted, cost - $171,551, acquired 8/12/20), 5.900% (3-Month USD-LIBOR + 1.750%) due 11/19/26(n)	171,965
26,319	NR	AAdvantage Loyality IP Ltd. , 8.993% (3-Month USD-LIBOR + 4.750%) due 4/20/28	26,204
198,473	NR	Acrisure LLC, 7.571% (1-Month USD-LIBOR + 3.500%) due 2/15/27	186,405
149,625	NR	Air Canada, (Restricted, cost - $148,857, acquired 7/27/21), 8.130% (3-Month USD-LIBOR + 3.500%) due 8/11/28(n)	148,166
301,467	NR	Ali Group North America Corp., (Restricted, cost - $299,044, acquired 10/13/21), 6.201% (1-Month Term SOFR + 2.000%) due 7/30/29(n)	298,170
415,100	NR	Allied Universal Holdco LLC, (Restricted, cost - $416,429, acquired 2/19/20), 7.821% (1-Month USD-LIBOR + 3.750%) due 5/12/28(n)	393,236
154,400	NR	Alterra Mountain Co., (Restricted, cost - $154,246, acquired 3/27/19), 7.571% (1-Month USD-LIBOR + 3.500%) due 8/17/28(n)	152,792
38,223	NR	Amentum Government Services Holdings LLC, 7.798% (3-Month USD-LIBOR + 4.000%) due 1/29/27	37,777
353,455	NR	AmWINS Group Inc., 6.321% (1-Month USD-LIBOR + 2.250%) due 2/19/28	346,808
48,562	NR	Arches Buyer Inc., 7.321% (1-Month USD-LIBOR + 3.250%) due 12/6/27	44,327
509,260	NR	Asplundh Tree Expert LLC, (Restricted, Cost -$510,533, acquired 3/4/21), 5.821% (1-Month USD-LIBOR + 1.750%) due 9/7/27(n)	503,032
173,800	NR	Asurion LLC, (Restricted, cost - $173,448, acquired 11/20/19), 7.071% (1-Month USD-LIBOR + 3.000%) due 11/3/24(n)	166,957
494,908	NR	Asurion LLC, (Restricted, cost - $486,181, acquired 4/10/19), 7.321% (1-Month USD-LIBOR + 3.250%) due 12/23/26(n)	434,539
151,812	NR	Asurion LLC, (Restricted, cost - $148,277, acquired 1/29/21), 7.321% (1-Month USD-LIBOR + 3.250%) due 7/31/27(n)	132,001
31,719	NR	Asurion LLC, (Restricted, cost - $31,724, acquired 8/19/22), 7.653% (3-Month Term SOFR + 4.000%) due 8/19/28(n)	27,889
20,163	NR	Asurion LLC due 1/20/29(o)	15,652
553,175	NR	athenahealth Group Inc., (Restricted, cost - $547,793, acquired 1/27/22), 7.411% (1-Month Term SOFR + 3.500%) due 2/15/29(n)	506,570
555,113	NR	Avolon TLB Borrower 1 , (Restricted, cost - $555,193, acquired 3/4/21), 6.189% (1-Month USD-LIBOR + 2.250%) due 12/1/27(n)	552,120
12,617	NR	AZZ Inc., 8.436% (1-Month Term SOFR + 4.250%) due 5/13/29	12,596
45,605	NR	Bausch + Lomb Corp., 7.149% (1-Month Term SOFR + 3.250%) due 5/10/27	43,359
217,646	NR	Brown Group Holdings LLC, (Restricted, cost - $217,417, acquired 11/9/21), 6.571% (1-Month USD-LIBOR + 2.500%) due 6/7/28(n)	213,379

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.6% - (continued)
$ 77,101	NR	Caesars Resort Collection LLC, (Restricted, cost - $77,326, acquired 10/4/17), 6.821% (1-Month USD-LIBOR + 2.750%) due 12/23/24(n)	$76,698
413,074	NR	Caesars Resort Collection LLC, (Restricted, cost - $409,301, acquired 10/12/22), 7.571% (1-Month USD-LIBOR + 3.500%) due 7/21/25(n)	411,008
72,553	NR	Central Parent Inc., 8.112% (3-Month Term SOFR + 4.500%) due 7/6/29	71,824
340,732	NR	Charter Communications Operating LLC, (Restricted, cost - $341,656, acquired 10/24/19), 5.830% (1-Month USD-LIBOR + 1.750%) due 4/30/25(n)	335,940
204,210	NR	Charter Communications Operating LLC, (Restricted, cost - $204,849, acquired 2/7/20), 5.830% (1-Month USD-LIBOR + 1.750%) due 2/1/27(n)	199,506
462,359	NR	Citadel Securities LP, (Restricted, cost - $461,663, acquired 4/15/21), 6.701% (1-Month Term SOFR + 2.500%) due 2/2/28(n)	456,362
202,850	NR	Clarios Global LP, (Restricted, cost - $201,881, acquired 3/18/19), 7.321% (1-Month USD-LIBOR + 3.250%) due 4/30/26(n)	200,166
129,025	NR	Cloudera Inc., (Restricted, cost - $127,972, acquired 8/10/21), 7.821% (1-Month USD-LIBOR + 3.750%) due 10/8/28(n)	122,796
302,382	NR	Coherent Corp., (Restricted, cost - $299,915, acquired 12/8/21), 6.586% (1-Month USD-LIBOR + 2.750%) due 7/2/29(n)	300,209
50,000	NR	Corporation Service Co., 7.436% (1-Month Term SOFR + 3.250%) due 11/2/29	49,354
109,857	NR	Crown Finance U.S. Inc. due 9/7/23(o)	106,316
419,692	NR	DCert Buyer Inc., (Restricted, cost - $420,081, acquired 8/8/19), 8.696% (6-Month Term SOFR + 4.000%) due 10/16/26(n)	404,629
80,639	NR	Deerfield Dakota Holding LLC, 7.836% (1-Month Term SOFR + 3.750%) due 4/9/27	76,456
750,000	NR	Delos Finance Sarl, (Restricted, cost - $750,000, acquired 3/4/21), 5.424% (3-Month USD-LIBOR + 1.750%) due 10/6/23(n)	748,672
142,932	NR	DIRECTV Financing LLC, 9.071% (1-Month USD-LIBOR + 5.000%) due 8/2/27	137,263
12,474	NR	DTI Holdco Inc., 8.844% (3-Month Term SOFR + 4.750%) due 4/26/29	11,579
172,302	NR	Edelman Financial Engines Center LLC, (Restricted, cost - $172,775, acquired 4/22/19), 7.571% (1-Month USD-LIBOR + 3.500%) due 4/7/28(n)	164,842
39,221	NR	Element Materials Technology Group US Holdings Inc. due 6/22/29(o)	38,567
107,418	NR	EyeCare Partners LLC, (Restricted, cost - $107,363, acquired 2/18/20), 7.424% (3-Month USD-LIBOR + 3.750%) due 2/18/27(n)	93,615
84,857	NR	Fertitta Entertainment LLC, 8.086% (1-Month Term SOFR + 4.000%) due 1/27/29	81,145
13,385	NR	FinCo I LLC, (Restricted, cost - $13,331, acquired 8/12/20), 6.571% (1-Month USD-LIBOR + 2.500%) due 6/27/25(n)	13,351
56,235	NR	First Eagle Holdings Inc. , (Restricted, cost - $56,376, acquired 4/5/19), 6.174% (3-Month USD-LIBOR + 2.500%) due 2/1/27(n)	54,935
213,515	NR	Focus Financial Partners LLC, (Restricted, cost - $213,500, acquired 11/18/22), 7.331% (1-Month Term SOFR + 3.250%) due 6/30/28(n)	210,379
7,536	NR	Formula One Management Ltd. due 1/15/30(o)	7,514
232,399	NR	Gainwell Acquisition Corp., (Restricted, cost - $229,904, acquired 3/8/22), 7.674% (3-Month USD-LIBOR + 4.000%) due 10/1/27(n)	227,460
75,577	NR	Garda World Security Corp., (Restricted, cost - $74,731, acquired 10/24/19), 8.930% (3-Month USD-LIBOR + 4.250%) due 10/30/26(n)	72,800
35,019	NR	Genesee & Wyoming Inc., 5.674% (3-Month USD-LIBOR + 2.000%) due 12/30/26	34,733
461,754	NR	Harbor Freight Tools USA Inc., (Restricted, cost - $463,486, acquired 4/15/21), 6.821% (1-Month USD-LIBOR + 2.750%) due 10/19/27(n)	439,798
271,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost - $271,524, acquired 2/27/20), 5.766% (1-Month USD-LIBOR + 1.750%) due 6/22/26(n)	270,256
60,547	NR	Hub International Ltd., 7.527% (3-Month USD-LIBOR + 3.250%) due 4/25/25	59,650
528,675	NR	Hunter Douglas Holding BV, (Restricted, cost - $526,328, acquired 2/9/22), 7.859% (3-Month Term SOFR + 3.500%) due 2/26/29(n)	464,481
319,218	NR	Icon Public Limited Co., (Restricted, cost - $317,950, acquired 6/16/21), 5.938% (3-Month USD-LIBOR + 2.250%) due 7/3/28(n)	318,166
162,988	NR	iHeartCommunications Inc. , (Restricted, cost - $162,881, acquired 1/29/20), 7.071% (1-Month USD-LIBOR + 3.000%) due 5/1/26(n)	153,166
73,023	NR	Ingram Micro Inc., 7.174% (3-Month USD-LIBOR + 3.500%) due 6/30/28	72,190
183,415	NR	Jane Street Group LLC, (Restricted, cost - $183,246, acquired 1/21/21), 6.821% (1-Month USD-LIBOR + 2.750%) due 1/26/28(n)	178,658
579,816	NR	Jazz Pharmaceuticals Public Limited Co., (Restricted, cost - $577,512, acquired 4/22/21), 7.571% (1-Month USD-LIBOR + 3.500%) due 5/5/28(n)	576,329
206,712	NR	Level 3 Financing Inc., (Restricted, cost - $206,354, acquired 4/3/19), 5.821% (1-Month USD-LIBOR + 1.750%) due 3/1/27(n)	197,152
174,384	NR	LifePoint Health Inc. , (Restricted, cost - $173,489, acquired 8/16/19), 8.165% (3-Month USD-LIBOR + 3.750%) due 11/16/25(n)	162,253
587,050	NR	Medline Borrower LP, (Restricted, cost - $584,909, acquired 9/30/21), 7.321% (1-Month USD-LIBOR + 3.250%) due 10/23/28(n)	558,593
22,000	NR	Mitnick Corporate Purchaser Inc., 8.944% (3-Month Term SOFR + 4.750%) due 5/2/29	21,010
446,473	NR	Naked Juice LLC, 6.903% (3-Month Term SOFR + 3.250%) due 1/24/29	421,569
98,792	NR	NCR Corp., 6.920% (3-Month USD-LIBOR + 2.500%) due 8/28/26	96,075
318,712	NR	Nexstar Media Inc., (Restricted, cost - $317,674, acquired 8/16/19), 6.571% (1-Month USD-LIBOR + 2.500%) due 9/18/26(n)	316,588
26,033	NR	Open Text Corp. due 11/16/29(o)	25,344
22,355	NR	Organon & Co. due 6/2/28(o)	22,187
51,688	NR	Osmosis Buyer Ltd. due 7/31/28(o)	49,189
113,265	NR	PCI Gaming Authority, (Restricted, cost - $113,458, acquired 5/15/19), 6.571% (1-Month USD-LIBOR + 2.500%) due 5/29/26(n)	112,046
29,691	NR	Penn National Gaming Inc., 6.936% (1-Month Term SOFR + 2.750%) due 5/3/29	29,342
39,224	NR	Peraton Corp., 7.821% (1-Month USD-LIBOR + 3.750%) due 2/1/28	38,396
249,375	NR	Perrigo Company PLC, 6.686% (1-Month Term SOFR + 2.500%) due 4/20/29	246,570
21,390	NR	PetVet Care Centers LLC, 7.571% (1-Month USD-LIBOR + 3.500%) due 2/14/25	19,860
324,750	NR	Phoenix Guarantor Inc., (Restricted, cost - $324,750, acquired 2/23/21), 7.571% (1-Month USD-LIBOR + 3.500%) due 3/5/26(n)	310,239

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.6% - (continued)
$ 673,200	NR	Pilot Travel Centers LLC, (Restricted, cost - $670,468, acquired 7/29/21), 6.186% (1-Month Term SOFR + 2.000%) due 8/4/28(n)	$665,344
59,664	NR	Pre-Paid Legal Services Inc., 7.821% (1-Month USD-LIBOR + 3.750%) due 12/15/28	57,708
443,441	NR	Prime Security Services Borrower LLC, (Restricted, cost - $443,616, acquired 4/22/19), 6.505% (3-Month USD-LIBOR + 2.750%) due 9/23/26(n)	437,871
129,670	NR	Project Alpha Intermediate Holding Inc., 8.080% (1-Month USD-LIBOR + 4.000%) due 4/26/24	126,752
36,137	NR	Proofpoint Inc., 7.985% (3-Month USD-LIBOR + 3.250%) due 8/31/28	34,878
169,150	NR	QUIKRETE Holdings Inc., (Restricted, cost - $168,144, acquired 6/11/21), 7.071% (1-Month USD-LIBOR + 3.000%) due 6/11/28(n)	166,976
196,901	NR	Rackspace Technology Global Inc., (Restricted, cost - $197,414, acquired 2/19/21), 7.380% (3-Month USD-LIBOR + 2.750%) due 2/15/28(n)	133,920
21,945	NR	RealPage Inc., 7.071% (1-Month USD-LIBOR + 3.000%) due 4/24/28	21,045
34,595	NR	Safe Fleet Holdings LLC, 7.869% (1-Month Term SOFR + 3.750%) due 2/23/29	33,557
420,569	NR	Scientific Games International Inc., (Restricted, cost - $416,201, acquired 4/7/22), 6.896% (1-Month Term SOFR + 3.000%) due 4/14/29(n)	413,314
850,000	NR	Setanta Aircraft Leasing DAC, (Restricted, cost - $849,151, acquired 11/30/21), 5.674% (3-Month USD-LIBOR + 2.000%) due 11/5/28(n)	841,058
105,044	NR	Sophia, L.P., 7.174% (3-Month USD-LIBOR + 3.500%) due 10/7/27	101,420
360,000	NR	Sotera Health Holdings LLC, (Restricted, cost - $362,813, acquired 1/20/21), 7.165% (3-Month USD-LIBOR + 2.750%) due 12/11/26(n)	336,150
19,082	NR	Spin Holdco Inc., 7.144% (3-Month USD-LIBOR + 4.000%) due 3/4/28	17,138
296,985	NR	Sunshine Luxembourg VII Sarl, 7.424% (3-Month USD-LIBOR + 3.750%) due 10/1/26	282,878
		Trans Union LLC:
90,179	NR	1.835% due 11/16/26(o)	87,892
39,875	NR	6.321% (1-Month USD-LIBOR + 2.250%) due 12/1/28	39,272
248,087	NR	TransDigm Inc., 5.924% (3-Month USD-LIBOR + 2.250%) due 5/30/25	245,168
45,863	NR	TransDigm Inc., (Restricted, cost - $44,876, acquired 2/9/21), 5.924% (3-Month USD-LIBOR + 2.250%) due 12/9/25(n)	45,275
33,483	NR	TruGreen Limited Partnership, 8.071% (1-Month USD-LIBOR + 4.000%) due 11/2/27	29,934
401,648	NR	UFC Holdings LLC, (Restricted, cost - $404,660, acquired 4/30/19), 7.110% (3-Month USD-LIBOR + 2.750%) due 4/29/26(n)	395,623
490,850	NR	United AirLines Inc., (Restricted, cost - $492,538, acquired 4/14/21), 8.108% (3-Month USD-LIBOR + 3.750%) due 4/21/28(n)	486,116
150,000	NR	VFH Parent LLC, (Restricted, cost - $149,765, acquired 1/7/22), 7.011% (1-Month Term SOFR + 3.000%) due 1/13/29(n)	146,250
430,000	NR	Virgin Media Bristol LLC, (Restricted, cost - $428,203, acquired 4/30/19), 6.373% (1-Month USD-LIBOR + 2.500%) due 1/31/28(n)	420,056
248,125	NR	Whatabrands LLC, 7.321% (1-Month USD-LIBOR + 3.250%) due 8/3/28	236,843
		Zayo Group Holdings Inc.:
250,000	NR	7.071% (1-Month USD-LIBOR + 3.000%) due 3/9/27	190,000
45,908	NR	8.336% (1-Month Term SOFR + 4.250%) due 3/9/27	36,115

		TOTAL SENIOR LOANS (Cost - $20,947,916)	20,309,723

MUNICIPAL BONDS - 0.4%
California - 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	231,952
205,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	243,875
420,000	A+	Los Angeles Unified School District, GO, 5.750% due 7/1/34	445,017
		State of California:
90,000	AA-	7.500% due 4/1/34	110,994
100,000	AA-	7.550% due 4/1/39	128,767
		University of California, Revenue Bonds:
90,000	AA	2.650% due 5/15/50	55,251
25,000	AA	Series AD, 4.858% due 5/15/12	21,775
266,000	AA	Series AQ, 4.767% due 5/15/15	226,523

		Total California	1,464,154

Connecticut - 0.0%@
300,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	321,594

Minnesota - 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	228,018

New Jersey - 0.1%
485,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	492,888
85,000	BBB+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	91,694

		Total New Jersey	584,582

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
MUNICIPAL BONDS - 0.4% - (continued)
New York - 0.1%
			City of New York:
$ 375,000		AA	GO, Series A, 3.000% due 8/1/34	$309,063
500,000		AA	Series G-1, 5.968% due 3/1/36	535,707
80,000		AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-1, 5.000% due 11/1/42	80,837
350,000		AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	359,513

			Total New York	1,285,120

Texas - 0.1%
120,000		Aa3(b)	City of Houston TX, GO, 3.961% due 3/1/47	104,860
350,000		AA-	North Texas Tollway Authority, Revenue Bonds, Series A, 2.530% due 1/1/35	262,398
			State of Texas:
70,000		AAA	GO, 2.754% due 10/1/41	48,927
770,000		AAA	GO, 3.824% due 10/1/33	711,126

			Total Texas	1,127,311

			TOTAL MUNICIPAL BONDS (Cost - $5,767,953)	5,010,779

COMMON STOCK - 0.0%@
Wireless Telecommunication Services - 0.0%@
11,265			Intelsat Emergence SA*(f) (Cost - $848,528)	291,015

RIGHT - 0.0%@
Luxembourg - 0.0%@
2,358			Intelsat Jackson Holdings SA*#(f) (Cost - $0)	–

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,474,795,426)	1,332,842,322

SHORT-TERM INVESTMENTS - 6.1%
TIME DEPOSITS - 3.0%
			ANZ National Bank - London:
371,967	AUD		1.540% due 12/1/22	252,472
400,707	GBP		1.910% due 12/1/22	483,052
15,570,295			3.180% due 12/1/22	15,570,295
279,375	EUR		Citibank - London, 0.730% due 12/1/22	290,801
11,575,154			Citibank - New York, 3.180% due 12/1/22	11,575,154
			Sumitomo Mitsui Banking Corp. - Tokyo:
24,421,640	JPY		(0.240)% due 12/1/22	176,847
9,809,280			3.180% due 12/1/22	9,809,280

			TOTAL TIME DEPOSITS (Cost - $38,157,901)	38,157,901

U.S. GOVERNMENT OBLIGATIONS - 3.1%
			U.S. Treasury Bills:
3,920,000			2.190% due 12/1/22(p)	3,920,000
110,000			3.982% due 12/27/22(p)	109,685
3,220,000			2.924% due 1/19/23(p)	3,207,334
3,590,000			4.265% due 2/23/23(p)	3,554,650
2,345,000			4.018% due 3/2/23(p)	2,321,822
20,890,000			3.715% due 3/16/23(p)	20,666,591
1,460,000			4.465% due 3/28/23(p)	1,439,122
2,015,000			4.431% due 4/20/23(p)	1,980,976
2,260,000			4.625% due 5/25/23(p)	2,210,343
1,100,000			4.657% due 6/1/23(p)	1,074,697

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $40,485,220)	40,485,220

			TOTAL SHORT-TERM INVESTMENTS (Cost - $78,643,121)	78,643,121

			TOTAL INVESTMENTS IN SECURITIES (Cost - $1,553,438,547)	1,411,485,443

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $349,953)	309,928

			TOTAL INVESTMENTS - 110.1% (Cost - $1,553,788,500)	1,411,795,371

			Liabilities in Excess of Other Assets - (10.1)%	(129,122,162)

			TOTAL NET ASSETS - 100.0%	$1,282,673,209

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $186,837,202 and represents 14.6% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Illiquid security.
(g)	Security is currently in default.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	Principal only security.
(j)	Rating by Fitch Ratings Service.
(k)	Interest only security.
(l)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2022.
(m)	Affiliated security. As of November 30, 2022, total cost and total market value of affiliated securities amounted to $1,056,385 and $970,620, respectively.

Underlying Security	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Depreciation	Dividend/ Interest Income	Ending Value as of November 30, 2022
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.039% due 11/15/46	$494,777	$—	$—	$—	$(6,071)	$5,049	$488,706
Series 2016-C28, Class A3, 3.272% due 1/15/49	489,216	—	—	—	(7,302)	4,189	481,914

Total	$983,993	$—	$—	$—	$(13,373)	$9,238	$970,620

(n)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2022, amounts to $16,339,862 and represents 1.3% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2022, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$ 1,553,788,500	$ 23,532,378	$ (160,747,561)	$ (137,215,183)

Abbreviations used in this schedule:

ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
OFZ	—	Federal Loan Obligations (Russian: Obligatsyi Federal’novo Zaima)
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	28.2%
Mortgage-Backed Securities	27.3
U.S. Government Agencies & Obligations	20.9
Collateralized Mortgage Obligations	10.5
Sovereign Bonds	3.4
Asset-Backed Securities	2.3
Senior Loans	1.4
Municipal Bonds	0.4
Common Stock	0.0	*
Purchased Options	0.0	*
Right	0.0	*
Short-Term Investments	5.6

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2022, Core Fixed Income Fund held the following Options Contracts Purchased:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
33	$ 3,151,500	1-Year Mid-Curve SOFR December Futures, Call	GSC	12/16/22	$95.50	$16,087
83	7,947,250	1-Year Mid-Curve SOFR December Futures, Call	GSC	12/16/22	$95.75	17,637
66	6,369,000	1-Year Mid-Curve SOFR December Futures, Call	GSC	12/16/22	$96.50	825
149	14,248,125	1-Year Mid-Curve SOFR January Futures, Put	GSC	1/13/23	$95.63	32,594
59	6,490,000	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/23/22	$110.00	211,110
17	1,921,000	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/23/22	$113.00	20,453
11	1,248,500	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/23/22	$113.50	10,141
173	41,124,263	3-Month Eurodollar December Futures, Call	GSC	12/19/22	$98.38	1,081

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost – $349,953)				$309,928

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2022, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
64	$ 6,800,000	U.S. Treasury 5-Year Note January Futures, Put	GSC	12/23/22	$106.25	$4,500
160	17,840,000	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/23/22	$111.50	362,500
82	19,492,425	3-Month Eurodollar December Futures, Call	GSC	12/19/22	$96.50	513
319	75,830,288	3-Month Eurodollar December Futures, Call	GSC	12/19/22	$97.00	1,993
173	41,124,263	3-Month Eurodollar December Futures, Call	GSC	12/19/22	$98.13	1,081
48	11,370,600	3-Month Eurodollar June Futures, Call	GSC	6/19/23	$97.50	2,400
36	8,527,950	3-Month Eurodollar June Futures, Put	GSC	6/19/23	$97.00	195,975
116	11,194,000	3-Month SOFR December Futures, Call	GSC	12/15/23	$96.50	73,225
33	3,188,625	3-Month SOFR December Futures, Call	GSC	12/15/23	$96.63	18,563
67	15,936,788	3-Month SOFR September Futures, Call	GSC	9/15/23	$98.75	2,513

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $933,193)				$663,263

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2022, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month Euro-Euribor December Futures	79	12/22	$20,411,515	$20,110,643	$(300,872)
3-Month SOFR December Futures	312	3/25	75,401,516	75,527,400	125,884
3-Month SOFR December Futures	37	3/26	8,915,588	8,972,963	57,375
90-Day Eurodollar December Futures	405	12/22	98,837,338	96,291,281	(2,546,057)
90-Day Eurodollar December Futures	34	12/23	8,243,975	8,102,200	(141,775)
90-Day Eurodollar March Futures	39	3/23	9,269,283	9,246,900	(22,383)
Australian Government 10-Year Bond December Futures	35	12/22	2,848,676	2,866,419	17,743
Euro-Bobl December Futures	14	12/22	1,789,515	1,749,149	(40,366)
Euro-OAT December Futures	24	12/22	3,453,893	3,411,237	(42,656)
U.S. Treasury 2-Year Note March Futures	642	3/23	131,494,321	131,840,719	346,398
U.S. Treasury 5-Year Note March Futures	713	3/23	77,068,458	77,410,633	342,175
U.S. Treasury Long Bond March Futures	67	3/23	8,481,696	8,509,000	27,304
U.S. Treasury Ultra Long Bond March Futures	120	3/23	16,118,309	16,353,750	235,441
United Kingdom Treasury 10-Year Gilt March Futures	20	3/23	2,537,819	2,531,309	(6,510)

					(1,948,299)

Contracts to Sell:
90-Day Eurodollar March Futures	121	3/25	29,607,188	29,238,138	369,050
3-Month SOFR December Futures	349	3/24	83,914,961	83,393,550	521,411
Euro-Bund December Futures	32	12/22	4,733,594	4,692,544	41,050
Japan Government 10-Year Bond December Futures	6	12/22	6,440,277	6,461,639	(21,362)
U.S. Treasury 10-Year Note March Futures	212	3/23	23,951,438	24,062,000	(110,562)
U.S. Treasury Long Bond March Futures	11	3/23	1,377,750	1,397,000	(19,250)
U.S. Treasury Ultra Long Bond March Futures	19	3/23	2,553,880	2,589,344	(35,464)
U.S. Ultra Long Bond March Futures	123	3/23	14,605,194	14,717,719	(112,525)

					632,348

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(1,315,951)

At November 30, 2022, Core Fixed Income Fund had deposited cash of $5,570,253 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2022, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	4,219,397	USD	2,735,865	CITI	$2,869,930	1/18/23	$134,065
British Pound	1,247,489	USD	1,429,822	CITI	1,506,374	1/18/23	76,552
Canadian Dollar	12,882,333	USD	9,389,558	CITI	9,583,700	1/18/23	194,142
Euro	23,000	USD	22,391	BOA	24,028	1/13/23	1,637
Japanese Yen	521,992,622	USD	3,646,937	CITI	3,804,799	1/18/23	157,862
South African Rand	8,680,000	USD	480,057	CITI	500,552	1/18/23	20,495

							584,753

Contracts to Sell:
Canadian Dollar	1,544,640	USD	1,125,843	CITI	1,149,121	1/18/23	(23,278)
Chinese Offshore Renminbi	14,290,752	USD	2,023,269	CITI	2,035,719	1/18/23	(12,450)
Euro	447,000	USD	442,542	BOA	466,988	1/13/23	(24,446)
Euro	28,000	USD	29,364	BOA	29,252	1/13/23	112
Euro	649,627	USD	653,960	CITI	678,909	1/18/23	(24,949)
Euro	1,813,452	NOK	18,965,440	CITI	1,895,194	1/18/23	34,556
Indonesian Rupiah	5,811,377,513	USD	376,506	CITI	369,167	1/18/23	7,339
Japanese Yen	164,312,363	USD	1,150,051	CITI	1,197,671	1/18/23	(47,620)
Mexican Peso	75,041,905	USD	3,664,728	CITI	3,855,927	1/18/23	(191,199)

							(281,935)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$302,818

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2022, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.026%	7/24/25	6-Month	USD	9,710,000	$(549,269)	$—	$(549,269)
Pay	3-Month USD-LIBOR	1.034%	7/24/25	6-Month	USD	7,180,000	(405,094)	—	(405,094)
Pay	3-Month USD-LIBOR	1.073%	7/24/25	6-Month	USD	4,855,000	(270,427)	—	(270,427)
Pay	3-Month USD-LIBOR	1.390%	9/28/25	6-Month	USD	11,260,000	(520,596)	—	(520,596)
Receive	3-Month USD-LIBOR	1.773%	7/24/53	6-Month	USD	810,000	225,051	—	225,051
Receive	3-Month USD-LIBOR	1.785%	7/24/53	6-Month	USD	600,000	165,300	—	165,300
Receive	3-Month USD-LIBOR	1.808%	7/24/53	6-Month	USD	405,000	109,872	—	109,872
Receive	3-Month USD-LIBOR	1.870%	9/28/53	6-Month	USD	960,000	243,838	—	243,838
Receive	SOFR	2.500%	4/21/52	12-Month	USD	1,450,000	160,964	(3,047)	164,011
Receive	SOFR	2.600%	2/15/48	12-Month	USD	3,274,000	330,648	231,060	99,588
Receive	SOFR	2.620%	2/15/48	12-Month	USD	224,000	20,756	(1,162)	21,918
Receive	SOFR	3.270%	4/30/29	12-Month	USD	14,510,000	121,594	(304,589)	426,183
Receive	SOFR	1.130%	8/15/28	12-Month	USD	15,832,000	1,979,080	89,227	1,889,853
Receive	SOFR	1.520%	2/15/47	12-Month	USD	5,749,000	1,591,903	25,203	1,566,700
Receive	SOFR	1.630%	5/15/47	12-Month	USD	6,870,000	1,799,569	306,223	1,493,346
Receive	SOFR	1.650%	8/15/47	12-Month	USD	96,000	24,952	9,653	15,299
Receive	SOFR	1.729%	2/15/47	12-Month	USD	1,505,000	361,929	—	361,929
Receive	SOFR	2.000%	3/18/32	12-Month	USD	2,303,000	237,471	14,962	222,509
Receive	U.S. Federal Funds Effective Rate Index	0.560%	7/20/45	12-Month	USD	730,000	314,148	—	314,148

							$5,941,689	$367,530	$5,574,159

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2022, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swaps on Index - Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/22 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
Markit CDX North America High Yield Series 39 5-Year Index, NR	(5.000)%	12/20/27	3-Month	4.542%	USD	7,908,300	$(222,350)	$323,760	$(546,110)

Centrally Cleared - Credit Default Swaps on Index - Sell Protection (4)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/22 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America Investment Grade Series 39 5-Year Index, NR	1.000%	12/20/27	3-Month	0.763%	USD	36,501,000	$461,723	$(31,377)	$493,100

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At November 30, 2022, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $984,009 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

AUD	—	Australian Dollar	BOA	—	Bank of America
EUR	—	Euro	CITI	—	Citigroup Global Markets Inc.
GBP	—	British Pound	GSC	—	Goldman Sachs & Co.
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
RUB	—	Russian Ruble
USD	—	United States Dollar

See pages 253-255 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6%
Advertising - 0.1%
$ 200,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	$147,367

Aerospace/Defense - 1.1%
170,000	B-	Bombardier Inc., Senior Unsecured Notes, 7.875% due 4/15/27(a)	166,352
266,000	BB	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	239,022
301,000	BB-	Rolls-Royce PLC, Company Guaranteed Notes, 5.750% due 10/15/27(a)	286,793
308,000	B-	Spirit AeroSystems Inc., Secured Notes, 7.500% due 4/15/25(a)	305,179
		TransDigm Inc., Company Guaranteed Notes:
20,000	B-	5.500% due 11/15/27	18,734
170,000	B-	4.625% due 1/15/29	148,038

		Total Aerospace/Defense	1,164,118

Agriculture - 0.1%
90,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 6.000% due 6/15/30(a)	87,871

Airlines - 2.5%
120,000	BB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	109,951
650,000	B	American Airlines Inc., Senior Secured Notes, 11.750% due 7/15/25(a)	714,463
311,000	Ba2(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	289,002
120,000	BBB-	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(a)	122,291
120,000	Baa1(b)	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	113,653
179,000	Ba3(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	167,764
190,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	189,287
110,000	NR	Spirit Airlines Inc., Senior Unsecured Notes, 1.000% due 5/15/26	90,970
92,747	Ba2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	93,897
160,020	BBB-	United Airlines Class B Pass Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	151,511
		United Airlines Inc., Senior Secured Notes:
356,000	BB-	4.375% due 4/15/26(a)	329,671
385,000	BB-	4.625% due 4/15/29(a)	340,979

		Total Airlines	2,713,439

Auto Manufacturers - 2.1%
		Ford Motor Co., Senior Unsecured Notes:
130,000	BB+	3.250% due 2/12/32	103,426
340,000	BB+	6.100% due 8/19/32	326,713
323,000	BB+	4.750% due 1/15/43	239,371
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
465,000	BB+	4.950% due 5/28/27	440,567
300,000	BB+	7.350% due 11/4/27	312,117
751,000	BB+	4.000% due 11/13/30	636,165
195,000	B-	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	171,388

		Total Auto Manufacturers	2,229,747

Auto Parts & Equipment - 0.4%
200,000	B+	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	173,278
190,000	CCC	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	126,676
192,000	B-	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28	181,570

		Total Auto Parts & Equipment	481,524

Banks - 1.7%
230,000	B+	Barclays PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	221,950
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	203,881
		Credit Suisse Group AG:
		Junior Subordinated Notes:
230,000	B	6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)	147,729
200,000	B	7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)	155,460

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6% - (continued)
Banks - 1.7% - (continued)
$ 200,000	B	9.750% (5-Year CMT Index + 6.383%)(a)(c)(d)	$166,500
250,000	BBB-	Senior Unsecured Notes, 6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	218,584
360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(c)	264,957
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	410,057

		Total Banks	1,789,118

Beverages - 0.1%
188,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	146,640

Biotechnology - 0.3%
333,000	B-	Grifols Escrow Issuer SA, Senior Unsecured Notes, 4.750% due 10/15/28(a)	280,200

Building Materials - 1.0%
130,000	B	MIWD Holdco II LLC/MIWD Finance Corp., Company Guaranteed Notes, 5.500% due 2/1/30(a)	106,755
382,000	B+	PGT Innovations Inc., Company Guaranteed Notes, 4.375% due 10/1/29(a)	322,200
210,000	B+	Smyrna Ready Mix Concrete LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	187,282
		Standard Industries Inc., Senior Unsecured Notes:
252,000	BB	5.000% due 2/15/27(a)	232,451
100,000	BB	4.375% due 7/15/30(a)	82,145
190,000	BB	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	175,608

		Total Building Materials	1,106,441

Chemicals - 1.3%
321,000	BB-	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	281,004
160,000	B-	LSF11 A5 HoldCo LLC, Senior Unsecured Notes, 6.625% due 10/15/29(a)	130,264
307,000	BB	Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27	282,030
327,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	288,609
190,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	171,715
386,000	B-	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	246,237

		Total Chemicals	1,399,859

Coal - 0.2%
255,000	BB	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	253,571

Commercial Services - 7.0%
200,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 8/1/29(a)	174,749
105,000	BB-	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	97,759
110,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes, 6.625% due 7/15/26(a)	104,697
630,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes, 4.625% due 6/1/28(a)	533,475
200,000	B-	Alta Equipment Group Inc., Secured Notes, 5.625% due 4/15/26(a)	176,649
341,000	BB-	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	314,104
200,000	B	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	149,950
		CoreCivic Inc., Company Guaranteed Notes:
50,000	BB-	4.625% due 5/1/23	49,851
240,000	BB-	8.250% due 4/15/26	245,415
375,000	B-	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(a)	310,969
		Garda World Security Corp.:
217,000	B	Senior Secured Notes, 4.625% due 2/15/27(a)	195,148
		Senior Unsecured Notes:
35,000	CCC+	9.500% due 11/1/27(a)	32,482
119,000	CCC+	6.000% due 6/1/29(a)	94,427
		GEO Group Inc.(The), Secured Notes:
270,000	B	10.500% due 6/30/28	272,302
523,000	B	9.500% due 12/31/28(a)	500,520
242,000	BB	Korn Ferry, Company Guaranteed Notes, 4.625% due 12/15/27(a)	221,633
239,000	B3(b)	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	209,507
344,000	CCC	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	279,279
348,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	245,001
550,000	B	Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes, 4.000% due 6/15/29(a)	410,619

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6% - (continued)
Commercial Services - 7.0% - (continued)
		Prime Security Services Borrower LLC/Prime Finance Inc.:
$ 210,000	B-	Secured Notes, 6.250% due 1/15/28(a)	$195,619
351,000	BB-	Senior Secured Notes, 3.375% due 8/31/27(a)	307,132
469,000	BB-	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	409,435
574,000	B	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	473,036
400,000	B+	Sotheby’s, Senior Secured Notes, 7.375% due 10/15/27(a)	390,248
222,000	CCC+	StoneMor Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	181,205
290,000	BB+	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	241,573
		United Rentals North America Inc.:
		Company Guaranteed Notes:
280,000	BB+	5.250% due 1/15/30	264,279
170,000	BB+	3.875% due 2/15/31	145,219
140,000	BBB-	Senior Secured Notes, 6.000% due 12/15/29(a)	140,967
165,000	B	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	95,467
100,000	BB-	ZipRecruiter Inc., Senior Unsecured Notes, 5.000% due 1/15/30(a)	81,780

		Total Commercial Services	7,544,496

Computers - 1.2%
350,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	285,535
500,000	CCC+	Condor Merger Sub Inc., Senior Unsecured Notes, 7.375% due 2/15/30(a)	410,113
211,000	B *	NCR Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	182,226
235,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	194,873
220,000	CCC+	Vericast Corp., Senior Secured Notes, 11.000% due 9/15/26(a)	227,975

		Total Computers	1,300,722

Cosmetics/Personal Care - 0.6%
272,000	BB-	Coty Inc., Senior Secured Notes, 5.000% due 4/15/26(a)	259,542
448,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	389,918

		Total Cosmetics/Personal Care	649,460

Distribution/Wholesale - 0.2%
59,056	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(e)	65,921
170,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	144,645

		Total Distribution/Wholesale	210,566

Diversified Financial Services - 4.9%
369,300	NR	Accelerate360 Holdings LLC, Secured Notes, 8.000% due 3/1/28(a)	395,568
160,000	BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.300% due 1/30/32	127,005
260,000	B-	AG Issuer LLC, Senior Secured Notes, 6.250% due 3/1/28(a)	242,864
341,000	CCC	Aretec Escrow Issuer Inc., Senior Unsecured Notes, 7.500% due 4/1/29(a)	277,560
60,000	NR	Bread Financial Holdings Inc., Company Guaranteed Notes, 4.750% due 12/15/24(a)	52,299
724,000	BB-	Burford Capital Global Finance LLC, Company Guaranteed Notes, 6.250% due 4/15/28(a)	665,429
444,000	B-	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	299,798
180,000	BB	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	95,198
275,000	CCC+	Curo Group Holdings Corp., Senior Secured Notes, 7.500% due 8/1/28(a)	113,257
237,000	Ba1(b)	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(a)	230,747
272,000	B-	Enova International Inc., Company Guaranteed Notes, 8.500% due 9/15/25(a)	251,376
592,962	B2(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(e)	495,998
174,000	BB-	goeasy Ltd., Company Guaranteed Notes, 4.375% due 5/1/26(a)	153,034
100,000	BB-	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 4.500% due 11/15/29(a)	87,912
		LD Holdings Group LLC, Company Guaranteed Notes:
240,000	CCC+	6.500% due 11/1/25(a)	156,483
100,000	CCC+	6.125% due 4/1/28(a)	50,729
270,000	B1(b)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	216,629
		LPL Holdings Inc., Company Guaranteed Notes:
188,000	BB	4.625% due 11/15/27(a)	173,906
260,000	BB	4.000% due 3/15/29(a)	227,175

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6% - (continued)
Diversified Financial Services - 4.9% - (continued)
$ 218,000	B	NFP Corp., Senior Secured Notes, 4.875% due 8/15/28(a)	$189,234
		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes:
255,000	BB	3.625% due 3/1/29(a)	203,181
460,000	BB	3.875% due 3/1/31(a)	356,408
127,000	BB-	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	128,775
150,000	B-	VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Unsecured Notes, 6.375% due 2/1/30(a)	122,438

		Total Diversified Financial Services	5,313,003

Electric - 1.4%
200,000	BB+	Atlantica Sustainable Infrastructure PLC, Company Guaranteed Notes, 4.125% due 6/15/28(a)	176,505
348,000	B+	Calpine Corp., Senior Unsecured Notes, 5.000% due 2/1/31(a)	302,241
78,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	62,303
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB+	5.750% due 1/15/28	166,831
157,000	BB+	3.625% due 2/15/31(a)	125,731
354,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	318,045
90,000	BB+	TransAlta Corp., Senior Unsecured Notes, 7.750% due 11/15/29	92,576
346,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(a)	312,059

		Total Electric	1,556,291

Electrical Components & Equipment - 0.5%
288,000	B	Energizer Holdings Inc., Company Guaranteed Notes, 4.375% due 3/31/29(a)	245,444
335,000	BB+	EnerSys, Company Guaranteed Notes, 4.375% due 12/15/27(a)	298,811

		Total Electrical Components & Equipment	544,255

Electronics - 0.6%
335,000	BB-	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	299,376
345,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	293,261

		Total Electronics	592,637

Energy - Alternate Sources - 0.3%
310,000	B-	Sunnova Energy Corp., Company Guaranteed Notes, 5.875% due 9/1/26(a)	277,884

Engineering & Construction - 0.6%
282,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	262,743
100,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	81,306
340,000	B-	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	299,749

		Total Engineering & Construction	643,798

Entertainment - 2.4%
478,000	B-	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	203,644
		AMC Entertainment Holdings Inc.:
100,000	CCC-	Secured Notes, 10.000% due 6/15/26(a)	36,310
612,000	B-	Senior Secured Notes, 7.500% due 2/15/29(a)	349,553
400,000	B+	Banijay Entertainment SASU, Senior Secured Notes, 5.375% due 3/1/25(a)	379,860
154,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	136,142
411,000	B	Caesars Entertainment Inc., Senior Secured Notes, 6.250% due 7/1/25(a)	406,554
180,000	NR	DraftKings Holdings Inc., Company Guaranteed Notes, zero coupon due 3/15/28	116,640
324,000	B	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	273,023
		SeaWorld Parks & Entertainment Inc.:
293,000	B	Company Guaranteed Notes, 5.250% due 8/15/29(a)	252,855
255,000	BB	Senior Secured Notes, 8.750% due 5/1/25(a)	261,059
107,000	BB	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	94,339
108,000	B+	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Unsecured Notes, 7.750% due 4/15/25(a)	108,384

		Total Entertainment	2,618,363

Environmental Control - 0.6%
		Covanta Holding Corp., Company Guaranteed Notes:
355,000	B	4.875% due 12/1/29(a)	300,442
93,000	B	5.000% due 9/1/30	79,659

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6% - (continued)
Environmental Control - 0.6% - (continued)
$ 384,000	B	Harsco Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	$310,723

		Total Environmental Control	690,824

Food - 1.7%
372,000	BB	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 5.875% due 2/15/28(a)	356,190
550,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	409,838
131,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	130,040
347,000	BB-	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	336,120
254,000	B+	Post Holdings Inc., Company Guaranteed Notes, 4.625% due 4/15/30(a)	219,951
510,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	420,123

		Total Food	1,872,262

Forest Products & Paper - 0.2%
278,000	CCC	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	181,954

Healthcare - Products - 0.5%
		Medline Borrower LP:
432,000	B+	Senior Secured Notes, 3.875% due 4/1/29(a)	368,766
230,000	B-	Senior Unsecured Notes, 5.250% due 10/1/29(a)	187,709

		Total Healthcare - Products	556,475

Healthcare - Services - 2.8%
110,000	B-	Akumin Inc., Senior Secured Notes, 7.000% due 11/1/25(a)	84,871
190,000	CCC	Cano Health LLC, Company Guaranteed Notes, 6.250% due 10/1/28(a)	96,900
10,000	BBB-	Centene Corp., Senior Unsecured Notes, 3.375% due 2/15/30	8,559
		CHS/Community Health Systems Inc.:
60,000	CCC	Secured Notes, 6.125% due 4/1/30(a)	30,709
		Senior Secured Notes:
467,000	B	5.625% due 3/15/27(a)	397,251
370,000	B	5.250% due 5/15/30(a)	283,050
337,000	B+	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	270,510
		HCA Inc., Company Guaranteed Notes:
371,000	BBB-	3.500% due 9/1/30	319,516
230,000	BBB-	7.500% due 11/6/33	245,067
110,000	BBB-	7.500% due 11/15/95	117,085
		Legacy LifePoint Health LLC, Senior Secured Notes:
70,000	B	6.750% due 4/15/25(a)	64,370
326,000	B	4.375% due 2/15/27(a)	270,647
110,000	CCC	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	66,236
427,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	410,987
240,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.625% due 6/15/28(a)	215,218
330,000	CCC-	US Renal Care Inc., Senior Unsecured Notes, 10.625% due 7/15/27(a)	133,865

		Total Healthcare - Services	3,014,841

Home Builders - 0.7%
182,000	B-	Empire Communities Corp., Senior Unsecured Notes, 7.000% due 12/15/25(a)	160,262
		Forestar Group Inc., Company Guaranteed Notes:
120,000	BB-	3.850% due 5/15/26(a)	106,168
120,000	BB-	5.000% due 3/1/28(a)	102,497
125,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	109,607
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB	5.250% due 12/15/27(a)	177,556
130,000	BB	4.625% due 3/1/30(a)	107,486

		Total Home Builders	763,576

Insurance - 0.7%
248,006	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK), due 10/15/25(a)(e)	231,168
397,000	BB	NMI Holdings Inc., Senior Secured Notes, 7.375% due 6/1/25(a)	399,610
120,000	BB-	Ryan Specialty Group LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	102,750

		Total Insurance	733,528

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6% - (continued)
Internet - 1.4%
$ 390,000	B	Cogent Communications Group Inc., Company Guaranteed Notes, 7.000% due 6/15/27(a)	$380,677
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	101,523
303,000	BB-	7.125% due 9/30/30(a)	303,373
300,000	B-	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	226,090
490,000	B-	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	400,384
		Match Group Holdings II LLC, Senior Unsecured Notes:
30,000	BB	4.625% due 6/1/28(a)	26,851
140,000	BB	3.625% due 10/1/31(a)	107,303

		Total Internet	1,546,201

Investment Companies - 0.1%
120,000	B+	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	105,056

Iron/Steel - 1.1%
349,000	B+	ATI Inc., Senior Unsecured Notes, 4.875% due 10/1/29	298,035
		Cleveland-Cliffs Inc.:
238,000	Ba3(b)	Company Guaranteed Notes, 4.625% due 3/1/29(a)	208,083
144,000	B-	Senior Unsecured Notes, 6.250% due 10/1/40	118,083
200,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	166,001
		Mineral Resources Ltd., Senior Unsecured Notes:
268,000	Ba3(b)	8.125% due 5/1/27(a)	271,318
83,000	Ba3(b)	8.000% due 11/1/27(a)	85,886

		Total Iron/Steel	1,147,406

Leisure Time - 3.3%
		Carnival Corp., Company Guaranteed Notes:
328,000	B	5.750% due 3/1/27(a)	247,434
245,000	B	6.000% due 5/1/29(a)	173,797
330,000	B	10.500% due 6/1/30(a)	281,991
150,000	B+	Carnival Holdings Bermuda Ltd., Company Guaranteed Notes, 10.375% due 5/1/28(a)	155,485
40,000	NR	Liberty TripAdvisor Holdings Inc., Senior Unsecured Notes, 0.500% due 6/30/51(a)	28,220
		NCL Corp., Ltd.:
730,000	B+	Senior Secured Notes, 5.875% due 2/15/27(a)	650,919
		Senior Unsecured Notes:
552,000	B-	3.625% due 12/15/24(a)	480,774
321,000	B-	7.750% due 2/15/29(a)	257,137
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
341,000	B	4.250% due 7/1/26(a)	280,942
160,000	B	11.625% due 8/15/27(a)	162,984
102,000	B	5.500% due 4/1/28(a)	83,376
		Viking Cruises Ltd.:
64,000	CCC	Company Guaranteed Notes, 5.875% due 9/15/27(a)	53,771
259,000	CCC+	Senior Secured Notes, 13.000% due 5/15/25(a)	275,480
379,000	CCC	Senior Unsecured Notes, 7.000% due 2/15/29(a)	317,594
200,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	171,260

		Total Leisure Time	3,621,164

Lodging - 1.9%
370,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	329,766
430,000	B	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, Company Guaranteed Notes, 4.875% due 7/1/31(a)	355,419
475,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	375,012
400,000	BB+	Sands China Ltd., Senior Unsecured Notes, 3.750% due 8/8/31	320,240
331,000	BB-	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27	311,584
		Wynn Macau Ltd., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6% - (continued)
Lodging - 1.9% - (continued)
$ 200,000	B+	5.500% due 1/15/26(a)	$180,383
245,000	B+	5.625% due 8/26/28(a)	202,250

		Total Lodging	2,074,654

Machinery - Construction & Mining - 0.2%
240,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	206,683

Machinery - Diversified - 0.1%
88,000	BB-	ATS Corp., Company Guaranteed Notes, 4.125% due 12/15/28(a)	75,523

Media - 6.8%
		Altice Financing SA, Senior Secured Notes:
681,000	B	5.000% due 1/15/28(a)	563,102
200,000	B	5.750% due 8/15/29(a)	163,776
358,000	BB-	Block Communications Inc., Company Guaranteed Notes, 4.875% due 3/1/28(a)	310,882
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
705,000	BB-	6.375% due 9/1/29(a)	665,967
571,000	BB-	4.750% due 3/1/30(a)	490,645
160,000	BB-	4.500% due 8/15/30(a)	134,002
160,000	BB-	4.750% due 2/1/32(a)	133,999
680,000	BB-	4.500% due 5/1/32	561,898
		CSC Holdings LLC:
		Company Guaranteed Notes:
200,000	BB-	6.500% due 2/1/29(a)	182,500
200,000	BB-	4.500% due 11/15/31(a)	153,235
		Senior Unsecured Notes:
980,000	B	5.750% due 1/15/30(a)	671,594
465,000	B	4.625% due 12/1/30(a)	295,625
190,000	BB	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	173,444
		DISH DBS Corp.:
500,000	B	Company Guaranteed Notes, 7.750% due 7/1/26	411,032
410,000	B+	Senior Secured Notes, 5.750% due 12/1/28(a)	332,715
65,000	CCC	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	42,250
180,000	B1(b)	Gannett Holdings LLC, Senior Secured Notes, 6.000% due 11/1/26(a)	143,751
170,000	BB-	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)	151,648
44,000	NR	Liberty Latin America Ltd., Senior Unsecured Notes, 2.000% due 7/15/24	39,187
222,000	BB+	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(c)	183,908
345,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 4.000% due 7/15/28(a)	305,256
300,000	BB	TEGNA Inc., Company Guaranteed Notes, 5.000% due 9/15/29(a)	281,342
50,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	55,972
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	152,984
		Univision Communications Inc., Senior Secured Notes:
388,000	B+	6.625% due 6/1/27(a)	378,759
112,000	B+	7.375% due 6/30/30(a)	111,021
327,000	BB-	UPC Broadband Finco BV, Senior Secured Notes, 4.875% due 7/15/31(a)	275,929
67,000	B-	Urban One Inc., Senior Secured Notes, 7.375% due 2/1/28(a)	56,704

		Total Media	7,423,127

Metal Fabricate/Hardware - 0.3%
90,000	BB-	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(a)	86,723
80,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	61,332
230,000	B+	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	201,710

		Total Metal Fabricate/Hardware	349,765

Mining - 1.7%
530,000	B+	First Quantum Minerals Ltd., Company Guaranteed Notes, 6.875% due 10/15/27(a)	505,589
311,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.500% due 9/15/27(a)	284,909
600,000	BB+	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	536,439

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6% - (continued)
Mining - 1.7% - (continued)
		Hudbay Minerals Inc., Company Guaranteed Notes:
$ 40,000	B	4.500% due 4/1/26(a)	$36,277
537,000	B	6.125% due 4/1/29(a)	481,411

		Total Mining	1,844,625

Miscellaneous Manufacturers - 0.0%@
10,922	CCC(f)	Anagram International Inc./Anagram Holdings LLC, Secured Notes, 10.000% (5.000% cash and 5.000% PIK or 10.000% cash), due 8/15/26(a)(e)	9,748

Oil & Gas - 6.8%
364,000	BB+	Antero Resources Corp, Company Guaranteed Notes, 5.375% due 3/1/30(a)	341,523
		Apache Corp., Senior Unsecured Notes:
105,000	BB+	4.375% due 10/15/28	94,516
60,000	BB+	7.750% due 12/15/29	61,976
256,000	BB+	4.250% due 1/15/30	230,400
410,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	388,797
310,000	BB-	California Resources Corp., Company Guaranteed Notes, 7.125% due 2/1/26(a)	301,866
10,000	BB	Chesapeake Energy Corp., Company Guaranteed Notes, 5.500% due 2/1/26(a)	9,657
472,000	BB-	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(a)	461,916
256,000	BB-	Civitas Resources Inc., Company Guaranteed Notes, 5.000% due 10/15/26(a)	236,198
370,000	BB-	Colgate Energy Partners III LLC, Company Guaranteed Notes, 5.875% due 7/1/29(a)	340,785
130,000	B+	Comstock Resources Inc., Company Guaranteed Notes, 5.875% due 1/15/30(a)	118,475
319,000	B+	Crescent Energy Finance LLC, Company Guaranteed Notes, 7.250% due 5/1/26(a)	304,779
375,000	B+	Earthstone Energy Holdings LLC, Company Guaranteed Notes, 8.000% due 4/15/27(a)	360,439
120,000	BB+	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	116,583
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
405,000	BB+	5.750% due 2/1/29(a)	374,295
170,000	BB+	6.250% due 4/15/32(a)	156,176
21,000	BB	Murphy Oil Corp., Senior Unsecured Notes, 6.375% due 7/15/28	20,611
223,000	B	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	217,145
442,000	CCC	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(a)	420,539
240,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	234,917
		Occidental Petroleum Corp., Senior Unsecured Notes:
614,000	BB+	8.875% due 7/15/30	704,660
252,000	BB+	6.125% due 1/1/31	255,982
110,000	BB+	6.600% due 3/15/46	112,345
30,000	BB+	4.100% due 2/15/47	23,455
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	41,329
20,000	BB-	5.750% due 2/1/29	19,314
300,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.250% due 1/15/29	310,785
200,000	B+	ROCC Holdings LLC, Company Guaranteed Notes, 9.250% due 8/15/26(a)	200,348
236,000	B+	Rockcliff Energy II LLC, Senior Unsecured Notes, 5.500% due 10/15/29(a)	215,947
		Southwestern Energy Co., Company Guaranteed Notes:
270,000	BB+	5.375% due 2/1/29	255,150
140,000	BB+	4.750% due 2/1/32	122,586
344,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	292,970

		Total Oil & Gas	7,346,464

Oil & Gas Services - 0.7%
343,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	318,679
320,000	B+	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 4/1/26	306,901
187,000	B+	Weatherford International Ltd., Senior Secured Notes, 6.500% due 9/15/28(a)	179,838

		Total Oil & Gas Services	805,418

Packaging & Containers - 1.5%
210,000	BB	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes, 6.000% due 6/15/27(a)	205,233

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6% - (continued)
Packaging & Containers - 1.5% - (continued)
		Ball Corp., Company Guaranteed Notes:
$ 88,000	BB+	5.250% due 7/1/25	$87,824
124,000	BB+	2.875% due 8/15/30	99,334
230,000	BB	Canpack SA/Canpack US LLC, Company Guaranteed Notes, 3.875% due 11/15/29(a)	181,564
350,000	B	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.625% due 4/15/29(a)	337,304
249,000	BB+	Crown Americas LLC, Company Guaranteed Notes, 5.250% due 4/1/30(a)	230,242
271,000	B-	LABL Inc., Senior Secured Notes, 5.875% due 11/1/28(a)	240,187
10,000	B-	Pactiv LLC, Senior Unsecured Notes, 8.375% due 4/15/27	9,177
287,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	266,435

		Total Packaging & Containers	1,657,300

Pharmaceuticals - 2.3%
280,000	B	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	238,114
		Bausch Health Cos., Inc.:
430,000	CCC	Company Guaranteed Notes, 5.250% due 1/30/30(a)	179,352
170,000	B-	Senior Secured Notes, 6.125% due 2/1/27(a)	112,965
335,000	B+	Embecta Corp., Senior Secured Notes, 5.000% due 2/15/30(a)	287,897
460,000	B+	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(a)	326,775
51,000	B-	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(a)	43,509
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
400,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	360,116
459,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	404,879
230,000	WR(b)	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27(a)(g)(h)	173,497
450,000	BB-	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 5.125% due 5/9/29	404,550

		Total Pharmaceuticals	2,531,654

Pipelines - 6.9%
341,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	322,813
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
100,000	B+	7.625% due 12/15/25(a)	101,030
210,000	B+	6.625% due 7/15/26(a)	204,957
381,000	BB	Buckeye Partners LP, Senior Unsecured Notes, 4.500% due 3/1/28(a)	338,726
150,000	BBB-	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.000% due 3/1/31	131,150
200,000	BB	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	167,036
		DCP Midstream Operating LP, Company Guaranteed Notes:
324,000	BBB+	5.625% due 7/15/27	322,704
60,000	BBB+	6.750% due 9/15/37(a)	61,373
275,000	BB+	DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(a)	236,822
90,000	BB	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(c)(d)	77,686
179,000	BB+	EnLink Midstream LLC, Company Guaranteed Notes, 6.500% due 9/1/30(a)	179,946
		EQM Midstream Partners LP, Senior Unsecured Notes:
42,000	BB-	7.500% due 6/1/27(a)	41,977
369,000	BB-	5.500% due 7/15/28	342,358
279,000	BB-	7.500% due 6/1/30(a)	276,997
480,000	BB-	6.500% due 7/15/48	372,763
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
700,000	B	6.500% due 10/1/25	674,968
33,000	B	6.250% due 5/15/26	30,641
460,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 9/1/28(a)	441,096
409,000	BB+	Holly Energy Partners LP/Holly Energy Finance Corp., Company Guaranteed Notes, 5.000% due 2/1/28(a)	373,132
473,000	B	Howard Midstream Energy Partners LLC, Senior Unsecured Notes, 6.750% due 1/15/27(a)	440,039
412,000	B	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	353,043
650,000	B	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	587,687
		NuStar Logistics LP, Company Guaranteed Notes:
100,000	BB-	5.750% due 10/1/25	97,365
238,000	BB-	6.375% due 10/1/30	221,779

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6% - (continued)
Pipelines - 6.9% - (continued)
$ 90,000	BB-	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, 8.500% due 10/15/26(a)	$86,171
210,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	188,999
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
264,000	BB	3.875% due 8/15/29(a)	228,347
290,000	BB	3.875% due 11/1/33(a)	236,350
		Western Midstream Operating LP, Senior Unsecured Notes:
18,000	BBB-	4.500% due 3/1/28	16,726
280,000	BBB-	5.450% due 4/1/44	230,574
170,000	BBB-	5.500% due 2/1/50	138,906

		Total Pipelines	7,524,161

Real Estate - 0.9%
409,000	BB	Cushman & Wakefield US Borrower LLC, Senior Secured Notes, 6.750% due 5/15/28(a)	391,125
300,000	B-	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	255,442
		Kennedy-Wilson Inc., Company Guaranteed Notes:
150,000	BB	4.750% due 3/1/29	122,006
305,000	BB	4.750% due 2/1/30	242,079

		Total Real Estate	1,010,652

Real Estate Investment Trusts (REITs) - 3.3%
240,000	NR	AFC Gamma Inc., Senior Unsecured Notes, 5.750% due 5/1/27(a)(h)	187,025
534,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	426,044
60,000	BB-(f)	Blackstone Mortgage Trust Inc., Senior Unsecured Notes, 5.500% due 3/15/27	52,950
345,000	BB+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 3.875% due 6/30/28(a)	295,286
		Diversified Healthcare Trust:
90,000	BB-	Company Guaranteed Notes, 9.750% due 6/15/25	86,851
300,000	B	Senior Unsecured Notes, 4.750% due 2/15/28	205,956
		HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes:
307,000	BB+	6.000% due 4/15/25(a)	297,001
407,000	BB+	3.375% due 6/15/26(a)	350,673
390,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26	344,411
155,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	131,168
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
410,000	BB-	4.250% due 2/1/27(a)	357,725
130,000	BB-	4.750% due 6/15/29(a)	106,619
160,000	BBB-	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.500% due 3/15/31	113,006
		Service Properties Trust:
131,000	BB	Company Guaranteed Notes, 5.500% due 12/15/27	114,134
		Senior Unsecured Notes:
227,000	B+	3.950% due 1/15/28	168,095
545,000	B+	4.375% due 2/15/30	383,326

		Total Real Estate Investment Trusts (REITs)	3,620,270

Retail - 4.4%
70,000	BB	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	66,383
		Bath & Body Works Inc., Company Guaranteed Notes:
20,000	BB	9.375% due 7/1/25(a)	20,994
150,000	BB	5.250% due 2/1/28	138,357
100,000	BB	6.625% due 10/1/30(a)	93,750
230,000	D	Bed Bath & Beyond Inc., Senior Unsecured Notes, 5.165% due 8/1/44	35,733
235,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	226,039
170,000	CCC-	Carrols Restaurant Group Inc., Company Guaranteed Notes, 5.875% due 7/1/29(a)	119,669
456,000	CCC	Carvana Co., Company Guaranteed Notes, 5.875% due 10/1/28(a)	160,818
464,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	434,870
268,000	B	Dave & Buster’s Inc., Senior Secured Notes, 7.625% due 11/1/25(a)	269,720
600,000	B-	eG Global Finance PLC, Senior Secured Notes, 6.750% due 2/7/25(a)	547,176

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6% - (continued)
Retail - 4.4% - (continued)
$ 337,000	B	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	$310,625
190,000	B	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Senior Secured Notes, 4.625% due 1/15/29(a)	167,086
		FirstCash Inc., Company Guaranteed Notes:
448,000	BB	4.625% due 9/1/28(a)	394,911
187,000	BB	5.625% due 1/1/30(a)	170,325
200,000	BB+	Foot Locker Inc., Senior Unsecured Notes, 4.000% due 10/1/29(a)	163,281
94,000	CCC+	Foundation Building Materials Inc., Company Guaranteed Notes, 6.000% due 3/1/29(a)	70,315
350,000	BB-	Ken Garff Automotive LLC, Senior Unsecured Notes, 4.875% due 9/15/28(a)	297,934
301,000	CCC	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	207,595
		Michaels Cos Inc. (The):
60,000	B-	Senior Secured Notes, 5.250% due 5/1/28(a)	44,027
300,000	CCC	Senior Unsecured Notes, 7.875% due 5/1/29(a)	177,937
97,000	B-	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 7.125% due 4/1/26(a)	93,540
367,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	251,417
180,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	161,974
100,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	85,606
90,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	76,951

		Total Retail	4,787,033

Semiconductors - 0.5%
320,000	BB	Entegris Escrow Corp., Company Guaranteed Notes, 5.950% due 6/15/30(a)	299,429
219,000	BB	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	193,034

		Total Semiconductors	492,463

Software - 1.5%
220,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	165,023
420,000	B+	Central Parent Inc./CDK Global Inc., Senior Secured Notes, 7.250% due 6/15/29(a)	405,884
160,000	CCC+	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(a)	137,198
170,000	B+	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	138,254
200,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	152,781
100,000	BBB-(f)	Open Text Corp., Senior Secured Notes, 6.900% due 12/1/27(a)	100,246
160,000	B+	Playtika Holding Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	128,966
508,000	B-	Rackspace Technology Global Inc., Senior Secured Notes, 3.500% due 2/15/28(a)	349,057

		Total Software	1,577,409

Telecommunications - 3.1%
300,000	CCC+	Altice France Holding SA, Senior Secured Notes, 10.500% due 5/15/27(a)	237,561
		Altice France SA, Senior Secured Notes:
490,000	B	5.125% due 7/15/29(a)	380,613
446,000	B	5.500% due 10/15/29(a)	352,283
170,000	B	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	142,596
200,000	CCC+	CommScope Technologies LLC, Company Guaranteed Notes, 6.000% due 6/15/25(a)	184,019
477,000	B+	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	451,545
303,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	282,162
560,000	B+	Iliad Holding SASU, Senior Secured Notes, 7.000% due 10/15/28(a)	529,368
230,000	BB+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	275,304
435,000	B	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	196,029
260,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	213,512
178,000	CCC	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	96,886

		Total Telecommunications	3,341,878

Transportation - 0.7%
341,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	305,270
320,000	CCC+	Carriage Purchaser Inc., Senior Unsecured Notes, 7.875% due 10/15/29(a)	230,956
184,000	B+	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	164,887
50,000	BB+	XPO Escrow Sub LLC, Company Guaranteed Notes, 7.500% due 11/15/27(a)	50,809

		Total Transportation	751,922

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.6% - (continued)
Trucking & Leasing - 0.3%
$ 375,000	BB+	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(c)	$347,077

		TOTAL CORPORATE BONDS & NOTES (Cost - $108,062,707)	95,062,483

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, 7.479% (3-Month USD-LIBOR + 3.400%) due 4/15/34(a)(c)	263,562
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 7.975% (3-Month USD-LIBOR + 3.650%) due 4/24/34(a)(c)	223,143
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 10.489% (3-Month USD-LIBOR + 6.410%) due 4/15/34(a)(c)	234,326
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 7.594% (3-Month USD-LIBOR + 3.400%) due 7/18/30(a)(c)	229,855
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 10.343% (3-Month USD-LIBOR + 6.100%) due 4/20/32(a)(c)	327,904
500,000	Ba1(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 7.773% (3-Month USD-LIBOR + 3.530%) due 1/20/32(a)(c)	442,379
280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 7.199% (3-Month USD-LIBOR + 3.120%) due 7/15/31(a)(c)	232,336
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 10.198% (3-Month USD-LIBOR + 5.920%) due 10/21/30(a)(c)	215,467
280,000	Baa3(b)	Ocean Trails CLO IX, Series 2020-9A, Class DR, 7.829% (3-Month USD-LIBOR + 3.750%) due 10/15/34(a)(c)	271,769
210,000	BBB-	Ocean Trails CLO V, Series 2014-5A, Class DRR, 7.391% (3-Month USD-LIBOR + 3.450%) due 10/13/31(a)(c)	189,334
110,000	Baa3(b)	Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, 9.405% (3-Month Term SOFR + 5.400%) due 4/15/31(a)(c)	106,902
300,000	BBB-	Pulsar Funding I LLC, Series 2019-1A, Class C, 9.043% (3-Month USD-LIBOR + 4.800%) due 1/20/33(a)(c)	270,877
230,000	BB-	Sculptor CLO XXVI Ltd., Series 26A, Class E, 11.493% (3-Month USD-LIBOR + 7.250%) due 7/20/34(a)(c)	211,664
238,265	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 10.369% (3-Month USD-LIBOR + 6.290%) due 1/16/32(a)(c)	214,438
310,000	Ba3(b)	THL Credit Wind River CLO Ltd., Series 2017-3A, Class ER, 11.129% (3-Month USD-LIBOR + 7.050%) due 4/15/35(a)(c)	270,771
350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 11.193% (3-Month USD-LIBOR + 6.950%) due 4/20/34(a)(c)	310,290

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,415,606)	4,015,017

SENIOR LOANS - 3.1%
58,500	NR	Acrisure LLC, (Restricted, cost - $58,412, acquired 1/31/20), 7.571% (1-Month USD-LIBOR + 3.500%) due 2/15/27(i)	54,943
381,135	NR	Arctic Canadian Diamond Co., Ltd., (Restricted, cost - $381,135, acquired 2/2/21), 17.500% (3-Month USD-LIBOR + 1.750%) due 12/31/24(h)(i)(j)	324,765
48,609	NR	CMG Media Corporation, (Restricted, cost - $48,469, acquired 12/12/19), 7.571% (1-Month USD-LIBOR + 3.500%) due 12/17/26(i)	45,345
224,221	NR	Commscope Inc., (Restricted, cost - $219,168, acquired 4/17/20), 7.321% (1-Month USD-LIBOR + 3.250%) due 4/6/26(i)	216,198
180,000	NR	DCert Buyer Inc., (Restricted, cost - $179,649, acquired 2/16/21), 11.696% (3-Month USD-LIBOR + 7.000%) due 2/19/29(i)	164,926
321,750	NR	DCert Buyer Inc., (Restricted, cost - $315,622, acquired 4/17/20), 8.696% (3-Month USD-LIBOR + 4.000%) due 10/16/26(i)	310,202
80,000	NR	Deerfield Dakota Holding LLC, (Restricted, cost - $79,205, acquired 3/5/20), 10.821% (1-Month USD-LIBOR + 6.750%) due 4/7/28(i)	77,433
263,925	NR	Equinox Holdings Inc., (Restricted, cost - $261,227, acquired 6/9/20), 12.674% (3-Month USD-LIBOR + 9.000%) due 3/8/24(i)	212,460
58,592	NR	EyeCare Partners LLC, (Restricted, cost - $58,555, acquired 2/5/20), 7.424% (3-Month USD-LIBOR + 3.750%) due 2/18/27(i)	51,063
77,379	NR	Global Tel*Link Corporation, (Restricted, cost - $75,812, acquired 8/16/19), 8.477% (3-Month USD-LIBOR + 4.250%) due 11/29/25(i)	67,133
235,818	NR	Great Outdoors Group LLC, (Restricted, cost - $235,818, acquired 11/24/21), 7.821% (1-Month USD-LIBOR + 3.750%) due 3/6/28(i)	227,329
304,000	NR	Mileage Plus Holdings LLC , (Restricted, cost - $300,015, acquired 6/25/20), 8.777% (3-Month USD-LIBOR + 5.250%) due 6/21/27(i)	313,120
150,576	NR	Peraton Corp., (Restricted, cost - $150,013, acquired 2/23/21), 7.821% (1-Month USD-LIBOR + 3.750%) due 2/1/28(i)	147,400
50,000	NR	Radiology Partners Inc., (Restricted, cost - $48,213, acquired 5/21/20), 8.281% (1-Month USD-LIBOR + 4.250%) due 7/9/25(i)	43,366
246,250	NR	RealTruck Group Inc., (Restricted, cost - $246,250, acquired 1/20/21), 7.821% (1-Month USD-LIBOR + 3.500%) due 1/31/28(i)	209,189
177,205	NR	Redstone HoldCo 2 LP, (Restricted, cost - $175,839, acquired 4/16/21), 9.108% (3-Month USD-LIBOR + 4.750%) due 4/27/28(i)	122,457
243,671	NR	Sedgwick Claims Management Services Inc. , (Restricted, cost - $233,016, acquired 4/30/20), 7.321% (1-Month USD-LIBOR + 3.250%) due 12/31/25(i)	237,444
71,748	NR	Spencer Spirit IH LLC, (Restricted, cost - $71,021, acquired 6/14/19), 9.836% (1-Month USD-LIBOR + 6.000%) due 6/19/26(h)(i)	70,750
303,750	NR	U.S. Renal Care Inc., (Restricted, cost - $303,415, acquired 1/7/21), 9.125% (1-Month USD-LIBOR + 5.000%) due 6/26/26(i)	173,043
312,764	NR	Verscend Holding Corp., (Restricted, cost - $305,242, acquired 4/8/20), 8.071% (1-Month USD-LIBOR + 4.000%) due 8/27/25(i)	311,228

		TOTAL SENIOR LOANS (Cost - $3,746,097)	3,379,794

Shares/Units
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
		B. Riley Financial Inc.:
6,200		5.000% due 12/31/26	133,424
12,150		6.000% due 1/31/28	260,739
4,950		5.250% due 8/31/28	101,030

		TOTAL PREFERRED STOCKS (Cost - $582,500)	495,193

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units		Security	Value
COMMON STOCKS - 0.3%
ENERGY - 0.3%
Oil & Gas - 0.3%
18,672		Berry Corp.	$168,235
1,156		Chord Energy Corp.	176,324

		TOTAL COMMON STOCKS (Cost - $148,347)	344,559

CONVERTIBLE PREFERRED STOCK - 0.2%
ENERGY - 0.2%
Pipelines - 0.2%
6,549		MPLX LP, (Restricted, cost - $212,843, acquired 12/16/20), step bond to yield, 8.462%*(d)(i)(j) (Cost - $212,843)	235,764

Face Amount/Units†	Rating††
SOVEREIGN BONDS - 0.1%
Argentina - 0.1%
		Argentine Republic Government International Bonds:
$ 9,647	CCC+	1.000% due 7/9/29	2,479
51,375	CCC+	step bond to yield, 0.500% due 7/9/30	13,318
94,124	CCC+	step bond to yield, 1.500% due 7/9/35	22,122

		TOTAL SOVEREIGN BONDS (Cost - $87,868)	37,919

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $117,255,968)	103,570,729

SHORT-TERM INVESTMENTS - 3.2%
TIME DEPOSITS - 3.2%
77		ANZ National Bank - London, 3.180% due 12/1/22	77
1,351,118		Citibank - New York, 3.180% due 12/1/22	1,351,118
326,408		JPMorgan Chase & Co. - New York, 3.180% due 12/1/22	326,408
1,833,220		Skandinaviska Enskilda Banken AB - Stockholm, 3.180% due 12/1/22	1,833,220
99		Sumitomo Mitsui Banking Corp. - Tokyo, 3.180% due 12/1/22	99

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,510,922)	3,510,922

		TOTAL INVESTMENTS - 98.7% (Cost - $120,766,890)	107,081,651

		Other Assets in Excess of Liabilities - 1.3%	1,462,471

		TOTAL NET ASSETS - 100.0%	$108,544,122

Schedules of Investments

(unaudited) (continued)

High Yield Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $81,256,189 and represents 74.9% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Rating by Fitch Ratings Service.
(g)	Security is currently in default.
(h)	Illiquid security.
(i)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2022, amounts to $3,615,558 and represents 3.3% of net assets.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At November 30, 2022, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 120,766,890	$ 1,308,002	$ (14,993,241)	$ (13,685,239)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Summary of Investments by Security Type^
Corporate Bonds & Notes	88.8%
Collateralized Mortgage Obligations	3.7
Senior Loans	3.2
Preferred Stocks	0.5
Common Stocks	0.3
Convertible Preferred Stock	0.2
Sovereign Bonds	0.0 *
Short-Term Investments	3.3

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Currency Abbreviation used in this schedule:

USD	—	United States Dollar

See pages 253-255 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 25.1%
Argentina - 0.0%@
360,000	ARS	Argentine Bonos del Tesoro, 15.500% due 10/17/26(a)	$509
460,000	ARS	Provincia de Buenos Aires, 72.874% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(b)(c)	2,603

		Total Argentina	3,112

Australia - 0.5%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	63,738
200,000	AUD	1.000% due 11/21/31	109,787
100,000	AUD	1.250% due 5/21/32	55,600
500,000	AUD	4.500% due 4/21/33	367,783
50,000	AUD	1.750% due 6/21/51	21,503
300,000	AUD	Northern Territory Treasury Corp., 2.000% due 4/21/31	172,107
150,000	AUD	Treasury Corp. of Victoria, 4.250% due 12/20/32	101,711

		Total Australia	892,229

Canada - 0.2%
600,000	CAD	Canadian Government Bonds, 2.000% due 12/1/51	356,257

France - 3.3%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	1,031,034
3,300,000	EUR	2.000% due 5/25/48(b)	3,035,819
1,650,000	EUR	0.750% due 5/25/52	1,086,335
500,000	EUR	0.500% due 5/25/72(b)	243,675

		Total France	5,396,863

Hungary - 0.1%
$ 100,000		Hungary Government International Bonds, 7.625% due 3/29/41	109,222

Israel - 1.2%
4,990,000	ILS	Bank of Israel Bills - Makam, zero coupon due 2/8/23	1,454,692
2,000,000	ILS	Israel Government Bonds - Fixed, 1.000% due 3/31/30	502,593

		Total Israel	1,957,285

Italy - 0.5%
550,000	EUR	Italy Buoni Poliennali Del Tesoro, 1.700% due 9/1/51(b)	371,634
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	495,234

		Total Italy	866,868

Japan - 10.6%
650,000,000	JPY	Japan Government Five Year Bonds, 0.005% due 6/20/27	4,688,767
		Japan Government Thirty Year Bonds:
190,000,000	JPY	1.700% due 9/20/44	1,505,120
280,000,000	JPY	1.400% due 9/20/45	2,087,170
152,000,000	JPY	0.500% due 9/20/46	923,005
98,000,000	JPY	0.700% due 12/20/48	601,955
360,000,000	JPY	0.500% due 3/20/49	2,088,208
125,000,000	JPY	0.700% due 6/20/51	742,642
190,000,000	JPY	0.700% due 12/20/51	1,124,759
		Japan Government Twenty Year Bonds:
181,000,000	JPY	1.200% due 9/20/35	1,400,783
190,000,000	JPY	1.000% due 12/20/35	1,433,400
20,000,000	JPY	0.400% due 3/20/36	139,678
114,888,400	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	873,549

		Total Japan	17,609,036

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 25.1% - (continued)
Malaysia - 0.7%
4,800,000	MYR	Malaysia Government Bonds, 3.480% due 3/15/23	$1,081,230
200,000	MYR	Malaysia Government Investment Issue, 3.151% due 5/15/23	44,991

		Total Malaysia	1,126,221

Peru - 0.7%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28	327,433
1,300,000	PEN	6.350% due 8/12/28(b)	327,433
800,000	PEN	5.940% due 2/12/29	195,679
400,000	PEN	5.940% due 2/12/29(b)	97,840
700,000	PEN	6.950% due 8/12/31(b)	177,022
200,000	PEN	5.350% due 8/12/40(b)	39,891

		Total Peru	1,165,298

Romania - 0.2%
		Romanian Government International Bonds:
200,000	EUR	1.750% due 7/13/30(b)	152,138
100,000	EUR	2.000% due 4/14/33(b)	70,784
50,000	EUR	2.750% due 4/14/41(b)	30,747
200,000	EUR	2.875% due 4/13/42(b)	123,238

		Total Romania	376,907

Serbia - 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(b)	78,503
100,000	EUR	1.650% due 3/3/33(b)	68,072

		Total Serbia	146,575

Spain - 4.2%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	108,158
		Spain Government Bonds:
400,000	EUR	1.450% due 10/31/27(b)	396,101
1,500,000	EUR	1.400% due 7/30/28(b)	1,465,803
450,000	EUR	1.450% due 4/30/29(b)	436,960
400,000	EUR	0.700% due 4/30/32(b)	342,685
2,100,000	EUR	2.550% due 10/31/32(b)	2,112,104
400,000	EUR	1.850% due 7/30/35(b)	363,854
500,000	EUR	1.900% due 10/31/52(b)	383,758
850,000	EUR	3.450% due 7/30/66(b)	913,101
800,000	EUR	1.450% due 10/31/71(b)	466,572

		Total Spain	6,989,096

United Kingdom - 2.8%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	1,550,481
700,000	GBP	3.500% due 1/22/45	836,972
500,000	GBP	1.750% due 1/22/49	426,536
1,400,000	GBP	0.625% due 10/22/50	850,415
1,300,000	GBP	1.250% due 7/31/51	948,173

		Total United Kingdom	4,612,577

		TOTAL SOVEREIGN BONDS (Cost - $53,365,074)	41,607,546

MORTGAGE-BACKED SECURITIES - 23.2%
FHLMC - 0.3%
		Federal Home Loan Mortgage Corp. (FHLMC):
$ 32,400		3.500% due 10/1/39	30,612
397,731		2.500% due 12/1/51	339,643
97,729		2.000% due 3/1/52	80,406

		Total FHLMC	450,661

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
FNMA - 22.9%
		Federal National Mortgage Association (FNMA):
$ 360,212		3.500% due 10/1/34 - 6/1/50	$335,741
2,150,000		3.500% due 1/1/53(d)	1,965,696
15,669		3.560% (1-Year CMT Index + 2.360%) due 11/1/34(c)	16,007
1,661		6.500% due 8/1/37	1,645
448,975		3.000% due 10/1/49 - 5/1/51	399,177
6,350,000		3.000% due 1/1/53(d)	5,604,672
99,099		4.000% due 6/1/50	94,366
5,150,000		4.000% due 1/1/53(d)	4,860,514
483,951		2.000% due 3/1/52	398,213
17,250,000		2.000% due 12/1/52(d)	14,154,097
1,100,000		6.000% due 12/1/52(d)	1,123,633
9,300,000		4.500% due 1/1/53(d)	9,028,992

		Total FNMA	37,982,753

GNMA - 0.0%@
1,520		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	1,535

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $38,244,123)	38,434,949

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.3%
369,550		ACAS CLO 2015-1 Ltd., Series 2015-1A, Class AR3, 5.084% (3-Month USD-LIBOR + 0.890%) due 10/18/28(b)(c)	362,289
383,376		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 4.944% (1-Month USD-LIBOR + 0.900%) due 8/25/35(c)	370,239
260,784	GBP	ALBA PLC, Series 2007-1, Class A3, 2.755% (Sterling Overnight Index Average + 0.289%) due 3/17/39(c)	293,873
400,000		AMMC CLO 21 Ltd., Series 2017-21A, Class A, 5.710% (3-Month USD-LIBOR + 1.250%) due 11/2/30(b)(c)	394,098
400,000		Apidos CLO XXIV, Series 2016-24A, Class A1AL, 5.193% (3-Month USD-LIBOR + 0.950%) due 10/20/30(b)(c)	392,919
400,000		Apidos CLO XXVI, Series 2017-26A, Class A1AR, 5.094% (3-Month USD-LIBOR + 0.900%) due 7/18/29(b)(c)	394,896
400,000		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 4.668% (30-Day Average SOFR + 1.450%) due 1/15/37(b)(c)	388,007
400,000		ARES L CLO Ltd., Series 2018-50A, Class AR, 5.129% (3-Month USD-LIBOR + 1.050%) due 1/15/32(b)(c)	391,643
323,157		ARES XL CLO Ltd., Series 2016-40A, Class A1RR, 4.949% (3-Month USD-LIBOR + 0.870%) due 1/15/29(b)(c)	319,060
407,967		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 4.524% (1-Month USD-LIBOR + 0.480%) due 5/25/35(c)	359,102
211,265	GBP	Avon Finance No 2 PLC, Series 2A, Class A, 3.371% (3-Month Sterling Overnight Index Average + 0.900%) due 9/20/48(b)(c)	249,814
6,642		Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.959% due 2/20/36(c)	6,164
395,030		Barings CLO Ltd., Series 2013-IA, Class AR, 5.043% (3-Month USD-LIBOR + 0.800%) due 1/20/28(b)(c)	392,057
162,490		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 4.494% (1-Month USD-LIBOR + 0.450%) due 3/25/37(b)(c)	169,969
400,000		BDS Ltd., Series 2021-FL10, Class A, 5.289% (1-Month USD-LIBOR + 1.350%) due 12/16/36(b)(c)	387,113
		Bear Stearns Adjustable Rate Mortgage Trust:
1,980		Series 2003-5, Class 1A2, 3.158% due 8/25/33(c)	1,859
2,619		Series 2003-7, Class 6A, 3.790% due 10/25/33(c)	2,429
8,230		Series 2004-2, Class 22A, 3.222% due 5/25/34(c)	7,485
2,850		Series 2004-2, Class 23A, 2.634% due 5/25/34(c)	2,379
43,959		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 3.491% due 1/26/36(c)	32,293
400,000		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 5.136% (1-Month Term SOFR + 1.342%) due 2/15/39(b)(c)	382,964
7,147	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 1.810% (3-Month EURIBOR + 0.650%) due 10/3/29(b)(c)	7,407
234,770	EUR	BlueMountain Fuji Euro CLO II DAC, Series 2017-2A, Class AR, 2.028% (3-Month EURIBOR + 0.650%) due 7/15/30(b)(c)	238,896
300,000	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 2.322% (3-Month EURIBOR + 0.820%) due 7/22/32(b)(c)	299,958
219,134	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 2.275% (3-Month EURIBOR + 0.670%) due 1/31/30(b)(c)	222,348
250,000	EUR	Cairn CLO VIII BV, Series 2018-10A, Class AR, 2.158% (3-Month EURIBOR + 0.780%) due 10/15/31(b)(c)	253,191
400,000		CARLYLE US CLO Ltd., Series 2017-1A, Class A1R, 5.243% (3-Month USD-LIBOR + 1.000%) due 4/20/31(b)(c)	391,951
		CIFC Funding Ltd.:
400,000		Series 2017-4A, Class A1R, 5.275% (3-Month USD-LIBOR + 0.950%) due 10/24/30(b)(c)	393,718
400,000		Series 2018-1A, Class A, 5.194% (3-Month USD-LIBOR + 1.000%) due 4/18/31(b)(c)	392,246

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.3% - (continued)
		Countrywide Alternative Loan Trust:
$ 3,828		Series 2005-21CB, Class A3, 5.250% due 6/25/35	$2,970
18,079		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	9,884
33,316		Series 2007-11T1, Class A12, 4.394% (1-Month USD-LIBOR + 0.350%) due 5/25/37(c)	12,500
26,220		Series 2007-7T2, Class A9, 6.000% due 4/25/37	12,330
		Countrywide Asset-Backed Certificates:
312,379		Series 2007-9, Class 2A4, 4.266% (1-Month USD-LIBOR + 0.250%) due 2/25/36(c)	295,707
46,628		Series 2007-12, Class 1A1, 4.784% (1-Month USD-LIBOR + 0.740%) due 8/25/47(c)	44,501
350,025		Series 2007-13, Class 1A, 4.884% (1-Month USD-LIBOR + 0.840%) due 10/25/47(c)	334,745
55,468		Series 2007-SEA2, Class 1A1, 6.044% (1-Month USD-LIBOR + 2.000%) due 8/25/47(b)(c)	54,758
		Countrywide Home Loan Mortgage Pass-Through Trust:
295		Series 2004-12, Class 11A1, 3.679% due 8/25/34(c)	293
43,201		Series 2005-2, Class 1A1, 4.684% (1-Month USD-LIBOR + 0.640%) due 3/25/35(c)	34,749
2,966		Series 2005-3, Class 2A1, 4.624% (1-Month USD-LIBOR + 0.580%) due 4/25/35(c)	2,676
46,485		Series 2005-9, Class 1A3, 4.504% (1-Month USD-LIBOR + 0.460%) due 5/25/35(c)	37,340
13,623		Series 2005-11, Class 3A1, 2.909% due 4/25/35(c)	10,269
7,898		Series 2005-HYB9, Class 3A2A, 5.910% (1-Year USD-LIBOR + 1.750%) due 2/20/36(c)	6,542
508,212		Series 2007-4, Class 1A47, 6.000% due 5/25/37	243,993
92,291		Series 2007-19, Class 2A1, 6.500% due 11/25/47	49,045
		Credit Suisse Mortgage Capital Trust:
34,353		Series 2007-5R, Class A5, 6.500% due 7/26/36	8,660
86,121		Series 2021-INV1, Class A3, 2.500% due 7/25/56(b)(c)	69,692
132,523		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	29,195
300,000	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 2.028% (3-Month EURIBOR + 0.650%) due 10/15/31(b)(c)	304,142
431,949		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 4.766% (1-Month USD-LIBOR + 0.750%) due 10/25/47(c)	341,412
300,000	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 2.038% (3-Month EURIBOR + 0.660%) due 4/15/33(b)(c)	302,206
400,000		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 5.099% (3-Month USD-LIBOR + 1.020%) due 4/15/31(b)(c)	394,938
283,713		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 5.059% (3-Month USD-LIBOR + 0.980%) due 4/15/28(b)(c)	280,460
400,000		Elevation CLO Ltd., Series 2017-8A, Class A1R2, 5.308% (3-Month USD-LIBOR + 0.950%) due 10/25/30(b)(c)	392,052
376,407		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 5.094% (1-Month USD-LIBOR + 1.050%) due 5/25/37(b)(c)	354,400
107,742	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 2.893% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(c)	125,635
273,550	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 3.444% (Sterling Overnight Index Average + 1.069%) due 6/13/45(c)	317,820
390,477		Extended Stay America Trust, Series 2021-ESH, Class A, 4.956% (1-Month USD-LIBOR + 1.080%) due 7/15/38(b)(c)	376,227
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
13,106		Series T-35, Class A, 4.296% (1-Month USD-LIBOR + 0.280%) due 9/25/31(c)	13,037
19,675		Series T-62, Class 1A1, 2.889% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(c)	19,720
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
11,432		Series 2391, Class FJ, 4.373% (1-Month USD-LIBOR + 0.500%) due 4/15/28(c)	11,380
24,345		Series 2614, Class SJ, 9.011% (19.663% - 2.750% x 1-Month USD-LIBOR) due 5/15/33(e)	23,949
88,844		Series 4579, Class FD, 3.222% (1-Month USD-LIBOR + 0.350%) due 1/15/38(c)	88,989
88,844		Series 4579, Class SD, 0.096% due 1/15/38(c)(f)	3,269
4,179		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	4,227
		Federal National Mortgage Association (FNMA), REMICS:
4,258		Series 2003-34, Class A1, 6.000% due 4/25/43	4,334
5,475		Series 2006-48, Class TF, 4.416% (1-Month USD-LIBOR + 0.400%) due 6/25/36(c)	5,396
55,912		Series 2009-104, Class FA, 4.816% (1-Month USD-LIBOR + 0.800%) due 12/25/39(c)	56,036
27,797		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	28,165
16,873		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 4.764% (1-Month USD-LIBOR + 0.720%) due 10/25/35(c)	16,824
400,000		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 5.345% (30-Day Average SOFR + 1.850%) due 2/23/39(b)(c)	393,328
400,000		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 5.049% (3-Month USD-LIBOR + 0.970%) due 10/15/30(b)(c)	393,540
500,000		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.169% (3-Month USD-LIBOR + 1.090%) due 7/15/31(b)(c)	491,096
11,931		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.600% due 11/19/35(c)	9,841
		Government National Mortgage Association (GNMA):
258,797		Series 2016-H15, Class FA, 3.943% (1-Month USD-LIBOR + 0.800%) due 7/20/66(c)	255,899

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.3% - (continued)
$ 5,244		Series 2017-121, Class PE, 3.000% due 7/20/46	$5,021
861,251		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(b)(c)	696,951
		GS Mortgage-Backed Securities Trust:
175,481		Series 2021-GR2, Class A2, 2.500% due 2/25/52(b)(c)	142,005
90,246		Series 2021-GR3, Class A2, 2.500% due 4/25/52(b)(c)	73,205
358,658		Series 2021-HP1, Class A2, 2.500% due 1/25/52(b)(c)	290,237
88,994		Series 2021-INV1, Class A2, 2.500% due 12/25/51(b)(c)	72,016
276,272		Series 2022-MM1, Class A2, 2.500% due 7/25/52(b)(c)	223,568
		GSR Mortgage Loan Trust:
2,246		Series 2003-1, Class A2, 2.880% (1-Year CMT Index + 1.750%) due 3/25/33(c)	2,182
44,600		Series 2005-AR7, Class 2A1, 3.060% due 11/25/35(c)	43,733
400,000		HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 5.865% (3-Month USD-LIBOR + 1.450%) due 11/30/32(b)(c)	393,792
		Harborview Mortgage Loan Trust:
10,039		Series 2005-2, Class 2A1A, 4.379% (1-Month USD-LIBOR + 0.440%) due 5/19/35(c)	8,889
19,230		Series 2005-3, Class 2A1A, 4.419% (1-Month USD-LIBOR + 0.480%) due 6/19/35(c)	17,993
47,851		Series 2006-SB1, Class A1A, 2.539% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(c)	41,269
66,887		Series 2007-1, Class 2A1A, 4.199% (1-Month USD-LIBOR + 0.260%) due 3/19/37(c)	58,690
296,632	EUR	Harvest CLO XI DAC, Series 2011-A, Class ARR, 1.770% (3-Month EURIBOR + 0.650%) due 6/26/30(b)(c)	300,670
7,847		Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(b)(c)	7,789
		JP Morgan Mortgage Trust:
2,153		Series 2003-A2, Class 3A1, 3.062% due 11/25/33(c)	1,981
489		Series 2005-A1, Class 6T1, 2.674% due 2/25/35(c)	445
357,173		Series 2021-10, Class A3, 2.500% due 12/25/51(b)(c)	289,462
1,058,602		Series 2021-INV4, Class A2, 3.000% due 1/25/52(b)(c)	888,946
351,953		Series 2021-INV5, Class A2, 3.000% due 12/25/51(b)(c)	295,548
1,078,030		Series 2021-INV8, Class A2, 3.000% due 5/25/52(b)(c)	904,282
647,706		Series 2022-INV1, Class A3, 3.000% due 3/25/52(b)(c)	543,902
870,484		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(b)(c)	776,872
1,817		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 4.935% due 7/27/37(b)(c)	1,809
351,658		LCM XIII LP, Series 13A, Class AR3, 5.097% (3-Month USD-LIBOR + 0.870%) due 7/19/27(b)(c)	347,404
373,433	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 3.490% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(c)	420,421
254,758		LUXE Trust, Series 2021-TRIP, Class A, 4.925% (1-Month USD-LIBOR + 1.050%) due 10/15/38(b)(c)	242,066
418,244		Madison Park Funding XLI Ltd., Series 12A, Class AR, 5.155% (3-Month USD-LIBOR + 0.830%) due 4/22/27(b)(c)	412,667
382,788		Madison Park Funding XXX Ltd., Series 2018-30A, Class A, 4.829% (3-Month USD-LIBOR + 0.750%) due 4/15/29(b)(c)	375,570
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(b)	257,948
250,000		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 5.119% (3-Month USD-LIBOR + 1.040%) due 10/15/30(b)(c)	244,809
2,465		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 2.912% due 2/25/33(c)	2,244
94,129		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 4.828% (1-Month Term SOFR + 0.964%) due 7/15/36(b)(c)	90,782
189,635		MFA Trust, Series 2020-NQM2, Class A1, 1.381% due 4/25/65(b)(c)	170,774
		New Residential Mortgage Loan Trust:
205,743		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(c)	191,021
209,902		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(b)(c)	191,405
431,634		Series 2021-INV1, Class A2, 2.500% due 6/25/51(b)(c)	349,291
470,128	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 2.738% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(c)	531,429
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 4.584% (1-Month USD-LIBOR + 0.540%) due 5/25/36(c)	367,739
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 4.971% (1-Month USD-LIBOR + 1.095%) due 11/15/38(b)(c)	371,206
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 4.825% (1-Month USD-LIBOR + 0.950%) due 1/15/36(b)(c)	283,166
61,803		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 4.184% (1-Month USD-LIBOR + 0.140%) due 3/25/37(c)	54,620
500,000		OZLM IX Ltd., Series 2014-9A, Class A1A3, 5.343% (3-Month USD-LIBOR + 1.100%) due 10/20/31(b)(c)	487,881
328,529		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(b)	296,688
		RALI Trust:
83,053		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	66,925
41,588		Series 2007-QO2, Class A1, 4.194% (1-Month USD-LIBOR + 0.150%) due 2/25/47(c)	15,003

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.3% - (continued)
50,541	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(b)	$37,238
		Residential Asset Securitization Trust:
$ 13,394		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	5,206
37,261		Series 2006-R1, Class A2, 4.444% (1-Month USD-LIBOR + 0.400%) due 1/25/46(c)	11,697
139,868	GBP	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 3.721% (Sterling Overnight Index Average + 1.250%) due 6/20/70(b)(c)	167,655
176,846	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 2.682% (Sterling Overnight Index Average + 0.279%) due 12/15/43(c)	201,570
1,033,375	GBP	Ripon Mortgages PLC, Series 1RA, Class A, 3.638% (Sterling Overnight Index Average + 0.700%) due 8/28/56(b)(c)	1,221,244
		RMAC Securities No 1 PLC:
330,864	GBP	Series 2006-NS3X, Class A2A, 2.631% (Sterling Overnight Index Average + 0.269%) due 6/12/44(c)	382,152
174,325	GBP	Series 2006-NS1X, Class A2A, 2.631% (Sterling Overnight Index Average + 0.269%) due 6/12/44(c)	200,537
300,000		Sculptor CLO XXV Ltd., Series 25A, Class A1, 5.349% (3-Month USD-LIBOR + 1.270%) due 1/15/31(b)(c)	294,521
365,240	EUR	Shamrock Residential DAC, Series 2022-1, Class A, 2.268% (1-Month EURIBOR + 0.850%) due 1/24/61(c)	371,012
900,000		Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, 5.468% (3-Month USD-LIBOR + 1.110%) due 4/25/31(b)(c)	884,465
155,924		Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 5.315% (3-Month USD-LIBOR + 0.990%) due 1/23/29(b)(c)	154,332
400,000		Sound Point CLO XVII, Series 2017-3A, Class A1R, 5.223% (3-Month USD-LIBOR + 0.980%) due 10/20/30(b)(c)	390,929
1,073,168		Soundview Home Loan Trust, Series 2006-3, Class A4, 4.544% (1-Month USD-LIBOR + 0.500%) due 11/25/36(c)	980,790
364,649	GBP	Stratton Mortgage Funding, Series 2021-2A, Class A, 3.667% (3-Month Sterling Overnight Index Average + 0.900%) due 7/20/60(b)(c)	434,159
		Structured Adjustable Rate Mortgage Loan Trust:
2,612		Series 2004-1, Class 4A1, 3.657% due 2/25/34(c)	2,426
6,054		Series 2004-4, Class 3A2, 3.946% due 4/25/34(c)	5,969
23,968		Series 2004-19, Class 2A1, 3.089% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(c)	19,748
		Structured Asset Mortgage Investments II Trust:
24,534		Series 2005-AR2, Class 2A1, 4.504% (1-Month USD-LIBOR + 0.460%) due 5/25/45(c)	21,336
37,660		Series 2005-AR8, Class A1A, 4.604% (1-Month USD-LIBOR + 0.560%) due 2/25/36(c)	31,740
17,355		Series 2006-AR5, Class 1A1, 4.464% (1-Month USD-LIBOR + 0.420%) due 5/25/36(c)	12,955
106,861		Series 2007-AR4, Class A3, 4.264% (1-Month USD-LIBOR + 0.220%) due 9/25/47(c)	85,840
59,828		Series 2007-AR6, Class A1, 3.189% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(c)	52,164
47,275		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 4.324% (1-Month USD-LIBOR + 0.280%) due 1/25/36(b)(c)	45,296
15,120		Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 4.961% (3-Month USD-LIBOR + 0.950%) due 7/14/26(b)(c)	15,101
397,882		TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, 5.009% (3-Month USD-LIBOR + 0.930%) due 7/15/30(b)(c)	390,753
400,000		THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 5.159% (3-Month USD-LIBOR + 1.080%) due 4/15/31(b)(c)	390,478
403,008	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 3.668% (Sterling Overnight Index Average + 0.900%) due 7/20/45(b)(c)	474,442
235,662	GBP	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 2.974% (3-Month Sterling Overnight Index Average + 0.900%) due 5/20/45(c)	279,084
		Towd Point Mortgage Trust:
647,278		Series 2019-4, Class A1, 2.900% due 10/25/59(b)(c)	598,163
171,435		Series 2020-1, Class A1, 2.710% due 1/25/60(b)(c)	157,193
144,009	GBP	Trinity Square PLC, Series 2021-1A, Class A, 3.591% (Sterling Overnight Index Average + 0.850%) due 7/15/59(b)(c)	171,598
164,221		US Capital Funding II Ltd./US Capital Funding II Corp., 5.190% (3-Month USD-LIBOR + 0.750%) due 8/1/34(b)(c)	162,168
		UWM Mortgage Trust:
460,049		Series 2021-INV3, Class A3, 2.500% due 11/25/51(b)(c)	371,689
278,553		Series 2021-INV4, Class A3, 2.500% due 12/25/51(b)(c)	225,053
93,696		Series 2021-INV5, Class A12, 3.000% due 1/25/52(b)(c)	78,680
400,000		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, 5.575% (3-Month USD-LIBOR + 1.160%) due 7/30/32(b)(c)	389,054
68,343		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 4.959% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(c)	68,194
156,067		Vibrant CLO VI Ltd., Series 2017-6A, Class AR, 4.477% (3-Month USD-LIBOR + 0.950%) due 6/20/29(b)(c)	154,265
298,794		Vibrant CLO VII Ltd., Series 2017-7A, Class A1R, 5.283% (3-Month USD-LIBOR + 1.040%) due 9/15/30(b)(c)	293,111
378,076		Voya CLO Ltd., Series 2017-1A, Class A1R, 5.029% (3-Month USD-LIBOR + 0.950%) due 4/17/30(b)(c)	372,131
		WaMu Mortgage Pass-Through Certificates Trust:
4,546		Series 2002-AR9, Class 1A, 3.089% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(c)	4,165
1,249		Series 2003-AR5, Class A7, 3.206% due 6/25/33(c)	1,153
51,283		Series 2003-AR9, Class 2A, 4.170% due 9/25/33(c)	45,817
121,816		Series 2004-AR1, Class A, 2.541% due 3/25/34(c)	118,350
15,628		Series 2005-AR13, Class A1A1, 4.624% (1-Month USD-LIBOR + 0.580%) due 10/25/45(c)	14,365

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.3% - (continued)
$ 21,936		Series 2006-AR10, Class 2A1, 3.565% due 9/25/36(c)	$17,755
37,187		Series 2006-AR13, Class 2A, 3.189% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(c)	32,760
15,989		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 2.629% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(c)	9,774
44,501		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 3.555% due 12/25/32(c)	41,237
398,361		Wind River CLO Ltd., Series 2014-1A, Class ARR, 5.244% (3-Month USD-LIBOR + 1.050%) due 7/18/31(b)(c)	388,402

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $40,507,971)	36,900,770

CORPORATE BONDS & NOTES - 9.3%
Canada - 0.1%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(b)	92,784

Cayman Islands - 0.1%
200,000		Sands China Ltd., Senior Unsecured Notes, 5.900% due 8/8/28	186,765

Denmark - 2.0%
		Jyske Realkredit AS, Covered Notes:
6,050,302	DKK	1.000% due 10/1/50	633,599
487,854	DKK	1.500% due 10/1/53	54,451
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
1	DKK	1.500% due 10/1/37	–
9,784,945	DKK	1.000% due 10/1/50	988,174
1	DKK	1.500% due 10/1/50	–
395,197	DKK	1.500% due 10/1/53	41,820
		Nykredit Realkredit AS, Covered Notes:
10,627,888	DKK	1.000% due 10/1/50	1,089,194
1	DKK	1.500% due 10/1/50	–
4	DKK	1.000% due 10/1/53	–
3,180,253	DKK	1.500% due 10/1/53	335,280
		Realkredit Danmark AS, Covered Notes:
1,256,891	DKK	1.000% due 10/1/50	133,908
796,760	DKK	1.500% due 10/1/53	83,860

		Total Denmark	3,360,286

France - 0.7%
		BNP Paribas SA, Senior Unsecured Notes:
200,000		3.800% due 1/10/24(b)	196,591
200,000		2.159% (SOFR + 1.218%) due 9/15/29(b)(c)	162,128
300,000		5.198% (3-Month USD-LIBOR + 2.567%) due 1/10/30(b)(c)	286,543
		Societe Generale SA, Senior Unsecured Notes:
300,000		2.889% (1-Year CMT Index + 1.300%) due 6/9/32(b)(c)	230,214
400,000		3.337% (1-Year CMT Index + 1.600%) due 1/21/33(b)(c)	312,463

		Total France	1,187,939

Germany - 1.2%
		Deutsche Bank AG, Senior Unsecured Notes:
100,000	GBP	2.625% due 12/16/24	111,510
100,000	EUR	1.000% (1.600% - 3-Month EURIBOR) due 11/19/25(e)	96,963
350,000		3.961% (SOFR + 2.581%) due 11/26/25(c)	330,949
300,000	EUR	2.625% due 2/12/26	295,286
200,000	EUR	1.625% due 1/20/27	182,977
400,000		2.552% (SOFR + 1.318%) due 1/7/28(c)	335,558
200,000	EUR	1.750% (2.050% - 3-Month EURIBOR) due 11/19/30(e)	165,644
200,000		Deutsche Bank AG, (Restricted, cost - $200,406, acquired 1/21/21), Subordinated Notes, 3.729% (SOFR + 2.757%) due 1/14/32(c)(g)	146,693
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750% PIK) due 5/15/27(b)(h)	259,566

		Total Germany	1,925,146

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 9.3% - (continued)
Italy - 0.1% - (continued)
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Unsecured Notes, 2.625% due 4/28/25	$93,838
100,000	EUR	Covered Notes, 0.875% due 10/8/26	94,308

		Total Italy	188,146

Japan - 0.2%
$ 200,000		Nissan Motor Co., Ltd., Senior Unsecured Notes, 4.345% due 9/17/27(b)	180,070
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	175,240

		Total Japan	355,310

Luxembourg - 0.1%
100,000	EUR	CPI Property Group SA, Senior Unsecured Notes, 1.500% due 1/27/31	63,524

Netherlands - 0.2%
500,000		ING Groep NV, Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.862%)(c)(i)	357,338

Qatar - 0.1%
200,000		Qatar Energy, Senior Unsecured Notes, 2.250% due 7/12/31(b)	167,011

Spain - 0.1%
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes, 5.875% (5-Year EUR Swap Rate + 5.660%)(c)(i)	202,835

Supranational - 0.5%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	333,457
800,000	AUD	0.500% due 8/10/23	530,566

		Total Supranational	864,023

Switzerland - 0.9%
		Credit Suisse Group AG:
		Junior Subordinated Notes:
200,000		6.250% (5-Year USD Swap Rate + 3.455%)(b)(c)(i)	152,883
200,000		7.500% (5-Year USD Swap Rate + 4.598%)(b)(c)(i)	166,300
		Senior Unsecured Notes:
300,000		2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(b)(c)	297,003
250,000		4.282% due 1/9/28(b)	203,508
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(b)(c)	199,428
600,000		6.537% (SOFR + 3.920%) due 8/12/33(b)(c)	524,602

		Total Switzerland	1,543,724

United Kingdom - 1.0%
		HSBC Holdings PLC, Senior Unsecured Notes:
300,000		5.674% (3-Month USD-LIBOR + 1.000%) due 5/18/24(c)	299,099
200,000		4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(c)	183,143
100,000	GBP	John Lewis PLC, Senior Unsecured Notes, 6.125% due 1/21/25	116,184
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 4.250% due 12/8/23	236,805
		Nationwide Building Society, Senior Unsecured Notes:
200,000		3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(c)	198,397
300,000		2.972% (SOFR + 1.290%) due 2/16/28(b)(c)	262,766
400,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(c)	392,442

		Total United Kingdom	1,688,836

United States - 2.0%
100,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(c)(i)	89,375
		Broadcom Inc.:
81,000		Company Guaranteed Notes, 4.150% due 11/15/30	72,595
		Senior Unsecured Notes:
10,000		3.187% due 11/15/36(b)	7,256
108,000		4.926% due 5/15/37(b)	94,282
58,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	57,749
100,000	EUR	Fidelity National Information Services Inc., Company Guaranteed Notes, 0.750% due 5/21/23	103,182
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
100,000	GBP	2.748% due 6/14/24	114,197

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 9.3% - (continued)
United States - 2.0% - (continued)
100,000	EUR	2.684% (3-Month EURIBOR + 0.700%) due 12/1/24(c)	$100,553
$ 200,000		5.125% due 6/16/25	193,886
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(b)	132,318
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
400,000		3.615% (SOFR + 1.846%) due 3/15/28(c)	371,899
600,000		3.102% (SOFR + 1.410%) due 2/24/33(c)	496,327
100,000		Hyatt Hotels Corp., Senior Unsecured Notes, 1.300% due 10/1/23	96,601
400,000		JPMorgan Chase & Co., Senior Unsecured Notes, 4.565% (SOFR + 1.750%) due 6/14/30(c)	380,884
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon due 5/25/49(a)	4,875
285,000		Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(b)	283,930
		Pacific Gas & Electric Co., 1st Mortgage Notes:
100,000		3.450% due 7/1/25	94,621
200,000		4.400% due 3/1/32	174,687
100,000		Principal Life Global Funding II, Secured Notes, 1.375% due 1/10/25(b)	92,471
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	99,898
200,000		Wells Fargo & Co., Senior Unsecured Notes, 3.908% (SOFR + 1.320%) due 4/25/26(c)	193,679

		Total United States	3,255,265

		TOTAL CORPORATE BONDS & NOTES (Cost - $19,038,187)	15,438,932

U.S. GOVERNMENT OBLIGATIONS - 2.8%
		U.S. Treasury Bonds:
200,000		1.375% due 11/15/40(j)	131,980
1,300,000		1.875% due 2/15/41(j)	934,857
		U.S. Treasury Inflation Indexed Notes:
1,203,280		0.500% due 1/15/28(k)(j)	1,142,127
885,928		0.125% due 7/15/31(j)	793,677
1,070,730		0.125% due 1/15/32	951,810
102,154		0.625% due 7/15/32	95,243
600,000		U.S. Treasury Notes, 2.875% due 4/30/25(l)	580,969

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $5,160,641)	4,630,663

ASSET-BACKED SECURITIES - 0.5%
Automobiles - 0.2%
400,000		Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(b)	383,075

Student Loans - 0.3%
40,484		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 5.308% (3-Month USD-LIBOR + 0.950%) due 4/25/38(c)	40,039
368,387		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 4.668% (30- Day Average SOFR + 1.450%) due 2/16/55(b)(c)	355,265

		Total Student Loans	395,304

		TOTAL ASSET-BACKED SECURITIES (Cost - $808,820)	778,379

MUNICIPAL BOND - 0.1%
United States - 0.1%
100,000		New Jersey Transportation Trust Fund Authority, Revenue Bonds, 4.131% due 6/15/42 (Cost - $116,695)	80,907

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $157,241,511)	137,872,146

SHORT-TERM INVESTMENTS - 38.8%
REPURCHASE AGREEMENT - 11.3%
18,800,000		Scotia Capital (USA) Inc. repurchase agreement dated 11/30/22, 3.800% due 12/1/22, Proceeds at maturity - $18,801,984; (Fully collateralized by U.S. Treasury Notes, 0.750% due 3/31/26; Marekt Valued - 19,198,123) (Cost - $18,800,000)	18,800,000

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 38.8% - (continued)
SOVEREIGN BONDS - 24.3%
Israel - 2.2%
		Bank of Israel Bills - Makam:
2,900,000	ILS	(0.020)% due 12/7/22(m)	$849,641
3,800,000	ILS	0.851% due 3/2/23(m)	1,110,946
5,700,000	ILS	0.868% due 4/5/23(m)	1,665,292

		Total Israel	3,625,879

Japan - 22.1%
		Japan Treasury Discount Bills:
80,000,000	JPY	(0.116)% due 12/5/22(m)	579,477
220,000,000	JPY	(0.115)% due 12/12/22(m)	1,593,565
1,200,000,000	JPY	(0.122)% due 12/19/22(m)	8,692,275
80,000,000	JPY	(0.201)% due 1/6/23(m)	579,642
440,000,000	JPY	(0.243)% due 1/11/23(m)	3,188,335
1,190,000,000	JPY	(0.196)% due 1/16/23(m)	8,621,797
860,000,000	JPY	(0.159)% due 1/23/23(m)	6,230,250
310,000,000	JPY	(0.160)% due 1/30/23(m)	2,245,799
680,000,000	JPY	(0.143)% due 2/6/23(m)	4,926,066

		Total Japan	36,657,206

		TOTAL SOVEREIGN BONDS (Cost - $38,621,425)	40,283,085

TIME DEPOSITS - 0.8%
62,560	AUD	ANZ National Bank - Hongkong, 1.540% due 12/1/22	42,463
		ANZ National Bank - London:
90,498	GBP	1.910% due 12/1/22	109,095
$ 705,212		3.180% due 12/1/22	705,212
		BBH - Grand Cayman:
2,887	DKK	0.690% due 12/1/22	404
1,157	NOK	1.160% due 12/1/22	117
19,710	SEK	1.160% due 12/1/22	1,878
66,700	NZD	3.000% due 12/1/22	42,031
637	ZAR	5.170% due 12/1/22	37
16,164	EUR	Citibank - London, 0.730% due 12/1/22	16,825
452	HKD	HSBC Bank - Hong Kong, 3.070% due 12/1/22	58
134,959	SGD	HSBC Bank - Singapore, 2.440% due 12/1/22	99,180
16,119		JPMorgan Chase & Co. - New York, 3.180% due 12/1/22	16,119
31,528	CHF	Skandinaviska Enskilda Banken AB – Stockholm, (0.120)% due 12/1/22	33,324
27,897,688	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.240)% due 12/1/22	202,018

		TOTAL TIME DEPOSITS (Cost - $1,268,761)	1,268,761

U.S. GOVERNMENT AGENCIES - 2.0%
		Federal Home Loan Banks:
1,700,000		3.830% due 1/6/23(c)	1,700,000
1,600,000		3.830% due 1/10/23(c)	1,600,000

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $3,300,000)	3,300,000

U.S. GOVERNMENT OBLIGATIONS - 0.4%
		U.S. Treasury Bills:
263,000		3.704% due 1/5/23(j)(m)	262,052
365,000		3.984% due 2/2/23(j)(m)	362,477

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $624,529)	624,529

		TOTAL SHORT-TERM INVESTMENTS (Cost - $62,614,715)	64,276,375

		TOTAL INVESTMENTS IN SECURITIES (Cost - $219,856,226)	202,148,521

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $32,257)	114,153

		TOTAL INVESTMENTS - 122.1% (Cost - $219,888,483)	202,262,674

		Liabilities in Excess of Other Assets - (22.1)%	(36,614,229)

		TOTAL NET ASSETS - 100.0%	$165,648,445

†	Amount denominated in U.S. dollars, unless otherwise noted.
@	Amount is less than 0.05%.
(a)	Illiquid security.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $45,716,620 and represents 27.6% of net assets.

(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(d)	This security is traded on a TBA basis (see Note 1).
(e)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2022.
(f)	Interest only security.
(g)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2022, amounts to $146,693 and represents 0.1% of net assets.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(k)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(m)	Rate shown represents yield-to-maturity.

At November 30, 2022, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$ 219,888,483	$ 7,216,619	$ (31,949,122)	$ (24,732,503)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	20.6%
Mortgage-Backed Securities	19.0
Collateralized Mortgage Obligations	18.2
Corporate Bonds & Notes	7.6
U.S. Government Obligations	2.3
Asset-Backed Securities	0.4
Municipal Bond	0.0 *
Purchased Options	0.1
Short-Term Investments	31.8

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(continued)

International Fixed Income Fund

At November 30, 2022, International Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
600,000	$ 28,563	OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.180%	$53,647

Option on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
200,000	194,000,000 EUR	French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR	97.00	$60,506

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost - $32,257)					$114,153

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(continued)

International Fixed Income Fund

At November 30, 2022, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
200,000	$146,212		OTC Markit CDX North America Investment Grade Series 38 5-Year Index, Put	DUB	12/21/22	1.350%	$–
700,000	511,742		OTC Markit CDX North America Investment Grade Series 38 5-Year Index, Put	DUB	12/21/22	1.400%	–
800,000	584,848		OTC Markit CDX North America Investment Grade Series 38 5-Year Index, Put	GSC	12/21/22	1.500%	–
200,000	169,896	EUR	OTC Markit iTraxx Europe Series 37 5-Year Index, Put	BCLY	12/21/22	2.000%	26
400,000	339,792	EUR	OTC Markit iTraxx Europe Series 37 5-Year Index, Put	GSC	3/15/23	3.000%	21

			Total Credit Default Swaptions				$47

Interest Rate Cap Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,000,000	19,840 EUR	OTC 1-Year Swaption, Call	GSC	4/11/23	0.550%	$7

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
700,000	13,888	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	BNP	4/11/23	0.550%	$5
400,000	7,936	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	BNP	4/28/23	0.700%	6
1,400,000	27,776	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/5/23	0.550%	9
1,400,000	27,776	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/11/23	0.550%	9
1,000,000	19,840	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	5/15/23	0.550%	13
400,000	7,936	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/24/23	0.700%	5
600,000	28,563	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Call	GSC	4/26/23	0.700%	8
700,000	13,888	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	BNP	4/11/23	2.100%	6,661
400,000	7,936	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	BNP	4/28/23	2.250%	3,278
1,400,000	27,776	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/5/23	2.100%	13,246
1,400,000	27,776	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/11/23	2.100%	13,322
1,000,000	19,840	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/11/23	2.100%	9,516
1,000,000	19,840	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	5/15/23	2.100%	9,582
400,000	7,936	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/24/23	2.250%	3,269
600,000	28,563	EUR	OTC 1-Year Swaption, 3-Month EURIBOR, Put	GSC	4/26/23	2.250%	4,922
1,500,000	54,852	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Call	JPM	12/16/24	0.820%	2,033
400,000	$19,042		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	BOA	12/1/23	2.150%	407
600,000	28,563		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	4/8/24	2.790%	2,207
400,000	19,042		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	10/13/23	2.920%	622
400,000	19,042		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/20/23	2.150%	367
700,000	33,324		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/17/23	2.250%	709
300,000	14,282		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	12/7/23	2.250%	353
700,000	33,324		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/2/24	2.697%	2,322
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/8/24	2.721%	694
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/27/23	2.841%	322
400,000	19,042		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/10/23	2.910%	775
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/13/23	2.920%	311
300,000	14,282		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/25/23	2.973%	544
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/20/23	3.018%	368
100,000	4,761		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/3/23	3.088%	221
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.140%	424
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.190%	447
100,000	4,761		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.225%	232
5,400,000	257,071		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.310%	78,981
400,000	19,042		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	12/1/23	3.650%	2,612
600,000	28,563		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	4/8/24	2.790%	5,792
400,000	19,042		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	10/13/23	2.920%	4,886
700,000	33,324		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/2/24	2.697%	7,221
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/8/24	2.721%	2,015
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/27/23	2.841%	2,491
400,000	19,042		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/10/23	2.910%	4,642
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/13/23	2.920%	2,443
300,000	14,282		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/25/23	2.973%	3,477
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/20/23	3.018%	2,262
100,000	4,761		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/3/23	3.088%	1,049
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.140%	2,081
200,000	9,521		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.190%	2,010
100,000	4,761		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.225%	981
400,000	19,042		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/20/23	3.650%	2,680
700,000	33,324		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/17/23	3.750%	4,323
300,000	14,282		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	12/7/23	3.750%	1,783
500,000	23,803		OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	12/30/22	3.450%	2,870
600,000	28,563		OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	JPM	12/29/22	3.400%	2,881
500,000	23,803		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	12/30/22	3.950%	714
600,000	28,563		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	JPM	12/29/22	3.900%	1,055
300,000	14,282		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	12/29/22	3.150%	1,972
300,000	14,282		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	12/29/22	3.650%	1,006
200,000	3,968	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	65,483

			Total Interest Rate Swaptions				$284,919

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
3	$ 715,800	3-Month SOFR December Futures, Call	BNP	12/15/23	$98.00	$487
3	715,800	3-Month SOFR December Futures, Put	BNP	12/15/23	$96.50	8,588

		Total Options on Futures				$9,075

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received - $153,651)				$294,048

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2022, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$ 2,100,000	2.000% due 12/1/37(a)	$1,884,914
17,250,000	2.000% due 10/1/52(a)	14,168,247
17,250,000	2.000% due 12/1/52(a)	14,154,097
300,000	2.500% due 1/1/53(a)	255,902

	TOTAL FORWARD SALE COMMITMENTS (Proceeds - $29,687,664)	$30,463,160

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(continued)

International Fixed Income Fund

At November 30, 2022, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond December Futures	33	12/22	$2,672,810	$2,702,624	$29,814
Australian Government 3-Year Bond December Futures	54	12/22	3,950,066	3,958,781	8,715
Euro-BTP December Futures	89	12/22	10,827,702	11,051,964	224,262
Euro-Bund December Futures	8	12/22	1,156,024	1,173,136	17,112
Euro-Buxl 30-Year Bond December Futures	11	12/22	1,845,391	1,812,519	(32,872)
Euro-OAT December Futures	27	12/22	3,908,392	3,837,642	(70,750)
Euro-Schatz Note December Futures	170	12/22	19,143,077	18,895,041	(248,036)
Japan Government 10-Year Bond December Futures	6	12/22	6,445,346	6,461,639	16,293
U.S. Treasury 5-Year Note March Futures	113	3/23	12,210,931	12,268,446	57,515
U.S. Treasury 10-Year Note March Futures	76	3/23	8,577,759	8,626,000	48,241
U.S. Treasury Ultra Long Bond March Futures	2	3/23	268,385	272,562	4,177
3-Month SOFR June Futures	79	9/23	18,853,419	18,779,288	(74,131)
3-Month SOFR June Futures	66	9/24	15,890,431	15,903,525	13,094

					(6,566)

Contracts to Sell:
Canada Government 10-Year Bond March Futures	6	3/23	556,367	560,818	(4,451)
Euro-Bobl December Futures	40	12/22	5,106,655	4,997,569	109,086
Short Euro-BTP December Futures	46	12/22	5,111,589	5,118,042	(6,453)
U.S. Treasury 2-Year Note March Futures	42	3/23	8,605,406	8,625,093	(19,687)
U.S. Treasury Long Bond March Futures	11	3/23	1,385,484	1,397,000	(11,516)
U.S. Ultra Long Bond March Futures	114	3/23	13,506,453	13,640,812	(134,359)
United Kingdom Treasury 10-Year Gilt March Futures	8	3/23	1,026,411	1,012,524	13,887
3-Month SOFR December Futures	131	3/24	31,309,027	31,302,450	6,577

					(46,916)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(53,482)

At November 30, 2022, International Fixed Income Fund had deposited cash of $880,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(continued)

International Fixed Income Fund

At November 30, 2022, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	376,000	USD	240,839	BOA	$255,210	12/2/22	$14,371
Australian Dollar	28,644	USD	19,169	HSBC	19,443	12/2/22	274
Australian Dollar	255,000	USD	171,988	UBS	173,081	12/2/22	1,093
Brazilian Real	1,048,923	USD	198,675	JPM	200,752	1/4/23	2,077
Brazilian Real	2,839,022	USD	535,755	JPM	543,355	1/4/23	7,600
British Pound	164,000	USD	184,404	BNP	197,702	12/2/22	13,298
British Pound	165,000	USD	200,068	BOA	198,908	12/2/22	(1,160)
British Pound	10,480,189	USD	12,635,555	JPM	12,633,872	12/2/22	(1,683)
British Pound	176,000	USD	203,572	JPM	212,168	12/2/22	8,596
Canadian Dollar	227,000	USD	169,415	BCLY	168,742	12/2/22	(673)
Chilean Peso	345,801,800	USD	377,802	SCB	387,609	12/13/22	9,807
Chilean Peso	97,761,485	USD	108,745	GSC	109,436	12/21/22	691
Chilean Peso	48,404,406	USD	53,628	GSC	54,185	12/21/22	557
Chilean Peso	351,399,518	USD	376,190	BNP	385,674	4/28/23	9,484
Chilean Peso	1,710,860	USD	1,841	SCB	1,868	6/1/23	27
Chinese Offshore Renminbi	1,616,000	USD	230,212	BCLY	229,530	12/14/22	(682)
Chinese Offshore Renminbi	593,000	USD	82,911	BCLY	84,227	12/14/22	1,316
Chinese Offshore Renminbi	14,479,000	USD	2,058,560	BCLY	2,056,538	12/14/22	(2,022)
Chinese Offshore Renminbi	2,279,000	USD	322,112	BCLY	323,700	12/14/22	1,588
Chinese Offshore Renminbi	577,000	USD	81,568	HSBC	81,955	12/14/22	387
Chinese Offshore Renminbi	1,147,000	USD	160,274	SCB	162,915	12/14/22	2,641
Chinese Offshore Renminbi	3,515,615	USD	494,592	JPM	502,903	3/15/23	8,311
Chinese Offshore Renminbi	1,232,750	USD	174,157	BNP	177,074	5/10/23	2,917
Chinese Offshore Renminbi	8,242,404	USD	1,169,350	HSBC	1,184,741	5/19/23	15,391
Chinese Offshore Renminbi	3,276	USD	465	JPM	471	5/19/23	6
Danish Krone	2,705,000	USD	378,487	BOA	378,573	12/1/22	86
Danish Krone	12,442,859	USD	1,746,940	DUB	1,741,417	12/1/22	(5,523)
Danish Krone	11,251,738	USD	1,583,275	HSBC	1,574,716	12/1/22	(8,559)
Euro	933,000	USD	961,528	BCLY	971,160	12/2/22	9,632
Euro	356,000	USD	368,536	BCLY	370,560	12/2/22	2,024
Euro	346,000	USD	360,749	BCLY	360,152	12/2/22	(597)
Euro	331,000	USD	344,442	BCLY	344,538	12/2/22	96
Euro	176,000	USD	180,989	BNP	183,198	12/2/22	2,209
Euro	722,000	USD	716,397	BOA	751,530	12/2/22	35,133
Euro	212,000	USD	220,596	BOA	220,671	12/2/22	75
Euro	281,000	USD	282,899	BOA	292,493	12/2/22	9,594
Euro	16,980,764	USD	17,734,554	HSBC	17,675,279	12/2/22	(59,275)
Euro	720,000	USD	718,860	JPM	749,448	12/2/22	30,588
Israeli New Shekel	177,000	USD	50,321	UBS	51,877	12/13/22	1,556
Japanese Yen	95,600,000	USD	651,258	BNP	692,277	12/2/22	41,019
Japanese Yen	742,190,128	USD	5,360,744	HSBC	5,374,489	12/2/22	13,745
Japanese Yen	27,500,000	USD	197,433	JPM	199,138	12/2/22	1,705
Malaysian Ringgit	3,253,163	USD	686,075	SCB	731,707	12/14/22	45,632
Malaysian Ringgit	451,778	USD	97,068	BCLY	101,655	12/21/22	4,587
Malaysian Ringgit	7,446,359	USD	1,597,931	GSC	1,675,514	12/21/22	77,583
Malaysian Ringgit	2,222,854	USD	472,917	BCLY	500,875	1/18/23	27,958
Malaysian Ringgit	3,362,500	USD	710,738	BCLY	757,672	1/18/23	46,934
Mexican Peso	11,078,000	USD	545,323	GSC	572,751	12/15/22	27,428
Mexican Peso	48,249	USD	2,391	BOA	2,492	12/21/22	101
Mexican Peso	2,265,000	USD	114,005	SCB	115,107	3/21/23	1,102
New Taiwan Dollar	1,517,006	USD	48,000	BOA	49,307	12/14/22	1,307
New Taiwan Dollar	2,209,864	USD	72,006	JPM	71,826	12/14/22	(180)
New Taiwan Dollar	19,218,600	USD	619,655	BCLY	624,714	12/15/22	5,059
New Zealand Dollar	314,000	USD	193,554	HSBC	197,867	12/2/22	4,313
New Zealand Dollar	2,796,000	USD	1,740,566	SCB	1,761,899	12/2/22	21,333
Norwegian Krone	17,733,233	USD	1,714,100	SCB	1,801,215	12/2/22	87,115
Norwegian Krone	15,245,919	USD	1,532,164	BCLY	1,550,870	1/10/23	18,706
Norwegian Krone	1,617,645	USD	163,025	SCB	164,553	1/10/23	1,528
Peruvian Sol	4,791,317	USD	1,216,904	GSC	1,248,730	12/6/22	31,826
Peruvian Sol	335,064	USD	83,572	BNP	86,933	1/25/23	3,361
Polish Zloty	227,000	USD	49,252	UBS	50,126	1/13/23	874
South African Rand	2,386,858	USD	151,915	DUB	138,128	12/12/22	(13,787)
South African Rand	2,211,877	USD	125,269	BOA	127,032	3/13/23	1,763
Swiss Franc	846,000	USD	854,446	SCB	894,197	12/2/22	39,751
Swiss Franc	709,719	USD	750,028	BOA	754,237	1/10/23	4,209
Thai Baht	1,789,855	USD	50,000	BCLY	51,092	12/14/22	1,092

							607,315

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Dollar	148,000	USD	95,760	BOA	$100,455	12/2/22	$(4,695)
Australian Dollar	188,000	USD	120,897	BOA	127,605	12/2/22	(6,708)
Australian Dollar	97,000	USD	65,465	SCB	65,839	12/2/22	(374)
Australian Dollar	298,000	USD	193,140	UBS	202,268	12/2/22	(9,128)
Australian Dollar	28,644	USD	19,201	HSBC	19,477	1/10/23	(276)
Australian Dollar	71,356	USD	48,072	SCB	48,520	1/10/23	(448)
British Pound	293,000	USD	338,614	BOA	353,212	12/2/22	(14,598)
British Pound	10,692,189	USD	12,393,092	UBS	12,889,439	12/2/22	(496,347)
British Pound	10,480,189	USD	12,655,101	JPM	12,652,619	1/10/23	2,482
Canadian Dollar	682,000	USD	503,592	BOA	506,969	12/2/22	(3,377)
Canadian Dollar	140,000	USD	103,267	HSBC	104,070	12/2/22	(803)
Chilean Peso	344,139,042	USD	376,190	BNP	385,744	12/13/22	(9,554)
Chilean Peso	1,667,780	USD	1,841	SCB	1,869	12/13/22	(28)
Chilean Peso	98,794,500	USD	103,879	HSBC	110,701	12/15/22	(6,822)
Chilean Peso	145,480,800	USD	147,233	GSC	162,853	12/21/22	(15,620)
Chilean Peso	64,141,000	USD	65,098	GSC	71,446	1/19/23	(6,348)
Chilean Peso	58,882,000	USD	59,169	SCB	65,508	1/26/23	(6,339)
Chilean Peso	99,066,422	USD	108,745	GSC	109,436	3/15/23	(691)
Chinese Offshore Renminbi	3,147,000	USD	439,407	BCLY	446,987	12/14/22	(7,580)
Chinese Offshore Renminbi	1,246,484	USD	174,157	BNP	177,046	12/14/22	(2,889)
Chinese Offshore Renminbi	2,615,000	USD	367,338	BNP	371,424	12/14/22	(4,086)
Chinese Offshore Renminbi	1,276,697	USD	176,127	HSBC	181,337	12/14/22	(5,210)
Chinese Offshore Renminbi	1,270,000	USD	178,331	HSBC	180,385	12/14/22	(2,054)
Chinese Offshore Renminbi	8,338,863	USD	1,169,350	HSBC	1,184,418	12/14/22	(15,068)
Chinese Offshore Renminbi	3,540,080	USD	494,592	JPM	502,819	12/14/22	(8,227)
Chinese Offshore Renminbi	974,815	USD	151,000	BNP	139,446	3/15/23	11,554
Chinese Offshore Renminbi	2,538,712	USD	393,000	GSC	363,158	3/15/23	29,842
Chinese Offshore Renminbi	1,232,086	USD	183,592	HSBC	176,979	5/10/23	6,613
Chinese Offshore Renminbi	7,432,881	USD	1,149,000	BOA	1,068,382	5/19/23	80,618
Chinese Offshore Renminbi	814,716	USD	126,000	DUB	117,105	5/19/23	8,895
Danish Krone	1,150,000	USD	153,815	BNP	160,946	12/1/22	(7,131)
Danish Krone	715,000	USD	99,760	BNP	100,067	12/1/22	(307)
Danish Krone	9,776,633	USD	1,299,515	JPM	1,368,270	12/1/22	(68,755)
Danish Krone	14,794,809	USD	1,997,862	SCB	2,070,580	12/1/22	(72,718)
Danish Krone	35,000	USD	4,894	BOA	4,916	1/10/23	(22)
Danish Krone	12,394,643	USD	1,746,940	DUB	1,741,043	1/10/23	5,897
Danish Krone	11,208,356	USD	1,583,275	HSBC	1,574,409	1/10/23	8,866
Euro	543,000	USD	565,830	BCLY	565,209	12/2/22	621
Euro	563,000	USD	562,548	BNP	586,026	12/2/22	(23,478)
Euro	674,000	USD	671,348	BOA	701,566	12/2/22	(30,218)
Euro	19,277,764	USD	19,373,546	BOA	20,066,227	12/2/22	(692,681)
Euro	16,980,764	USD	17,797,026	HSBC	17,736,387	1/10/23	60,639
Israeli New Shekel	2,500,000	USD	789,540	DUB	732,521	12/7/22	57,019
Israeli New Shekel	400,080	USD	129,728	JPM	117,227	12/7/22	12,501
Israeli New Shekel	1,867,000	USD	553,323	HSBC	547,196	12/13/22	6,127
Israeli New Shekel	1,293,890	USD	391,898	BNP	380,587	2/8/23	11,311
Israeli New Shekel	3,670,443	USD	1,070,818	UBS	1,079,631	2/8/23	(8,813)
Israeli New Shekel	3,776,060	USD	1,154,792	HSBC	1,112,570	3/2/23	42,222
Israeli New Shekel	1,785,600	USD	544,274	BOA	527,438	4/5/23	16,836
Israeli New Shekel	3,874,650	USD	1,163,733	JPM	1,144,509	4/5/23	19,224
Japanese Yen	43,200,000	USD	307,816	HSBC	312,828	12/2/22	(5,012)
Japanese Yen	2,384,802,065	USD	16,307,454	JPM	17,269,286	12/2/22	(961,832)
Japanese Yen	80,000,000	USD	576,427	BCLY	579,501	12/5/22	(3,074)
Japanese Yen	220,000,000	USD	1,544,745	BOA	1,595,082	12/12/22	(50,337)
Japanese Yen	1,200,000,000	USD	8,452,663	BOA	8,710,139	12/19/22	(257,476)
Japanese Yen	80,000,000	USD	563,202	BOA	582,244	1/6/23	(19,042)
Japanese Yen	1,555,673,313	USD	11,263,601	BNP	11,327,931	1/10/23	(64,330)
Japanese Yen	738,121,323	USD	5,360,744	HSBC	5,374,771	1/10/23	(14,027)
Japanese Yen	440,000,000	USD	3,077,128	BOA	3,204,345	1/11/23	(127,217)
Japanese Yen	1,190,000,000	USD	8,308,953	DUB	8,672,811	1/17/23	(363,858)
Japanese Yen	860,000,000	USD	5,913,197	BOA	6,272,462	1/23/23	(359,265)
Japanese Yen	310,000,000	USD	2,090,088	RBS	2,262,990	1/30/23	(172,902)
Japanese Yen	680,000,000	USD	4,710,391	HSBC	4,968,431	2/6/23	(258,040)
Malaysian Ringgit	2,222,854	USD	472,315	BCLY	500,167	12/21/22	(27,852)
Malaysian Ringgit	3,362,500	USD	709,837	BCLY	756,600	12/21/22	(46,763)
Malaysian Ringgit	23,800	USD	5,084	BNP	5,377	3/15/23	(293)
Malaysian Ringgit	9,147,588	USD	2,026,717	BOA	2,066,766	3/15/23	(40,049)
Malaysian Ringgit	2,414,185	USD	534,881	SCB	545,451	3/15/23	(10,570)
Malaysian Ringgit	3,100,000	USD	663,102	SCB	700,401	3/15/23	(37,299)
Malaysian Ringgit	1,713,369	USD	365,831	SCB	387,111	3/15/23	(21,280)
Malaysian Ringgit	203,244	USD	43,573	BNP	46,065	5/15/23	(2,492)
Mexican Peso	349,000	USD	16,944	GSC	18,024	12/21/22	(1,080)
Mexican Peso	12,181,145	USD	594,167	JPM	622,240	2/21/23	(28,073)
New Taiwan Dollar	2,627,050	USD	82,000	BNP	85,386	12/14/22	(3,386)
New Taiwan Dollar	2,120,398	USD	69,000	BOA	68,918	12/14/22	82
New Taiwan Dollar	1,556,020	USD	49,000	HSBC	50,575	12/14/22	(1,575)
New Taiwan Dollar	1,582,655	USD	50,000	SCB	51,440	12/14/22	(1,440)
New Taiwan Dollar	20,986,259	USD	682,702	JPM	682,173	12/15/22	529
New Taiwan Dollar	23,845,096	USD	758,070	SCB	777,721	1/19/23	(19,651)
New Taiwan Dollar	2,186,102	USD	72,006	JPM	71,510	2/17/23	496
New Taiwan Dollar	19,047,575	USD	619,655	BCLY	623,460	2/23/23	(3,805)
New Zealand Dollar	3,047,000	USD	1,766,731	BNP	1,920,067	12/2/22	(153,336)
New Zealand Dollar	63,000	USD	39,425	GSC	39,699	12/2/22	(274)
New Zealand Dollar	2,796,000	USD	1,741,516	SCB	1,762,956	1/10/23	(21,440)
Norwegian Krone	15,265,377	USD	1,532,164	BCLY	1,550,548	12/2/22	(18,384)
Norwegian Krone	840,000	USD	81,667	JPM	85,322	12/2/22	(3,655)
Peruvian Sol	4,791,317	USD	1,203,425	GSC	1,248,730	12/6/22	(45,305)
Peruvian Sol	189,670	USD	48,000	BCLY	49,210	1/25/23	(1,210)
Peruvian Sol	46,494	USD	12,000	GSC	12,063	1/25/23	(63)
Peruvian Sol	4,791,317	USD	1,204,151	GSC	1,234,069	5/10/23	(29,918)
Singapore Dollar	23,471	USD	16,738	BNP	17,248	12/16/22	(510)
Singapore Dollar	38,228	USD	27,316	UBS	28,094	12/16/22	(778)
South African Rand	940,882	USD	51,742	BCLY	54,449	12/12/22	(2,707)
South African Rand	1,445,977	USD	80,208	JPM	83,679	12/12/22	(3,471)
South African Rand	1,926,023	USD	106,009	BNP	110,615	3/13/23	(4,606)
Swiss Franc	67,000	USD	68,313	BOA	70,817	12/2/22	(2,504)
Swiss Franc	713,376	USD	750,028	BOA	754,017	12/2/22	(3,989)
Thai Baht	2,931,025	USD	77,577	GSC	83,668	12/14/22	(6,091)

							(4,349,280)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(3,741,965)

Schedules of Investments

(continued)

International Fixed Income Fund

At November 30, 2022, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
iBoxx Investment Grade Index	SOFR	2.935%	PAM*	12/20/22	GSC	USD	3,800,000	$90,358	$4,277	$86,081
iBoxx Investment Grade Index	SOFR	2.900%	PAM	6/20/23	BNP	USD	1,700,000	10,871	7,157	3,714
iBoxx Investment Grade Index	SOFR	2.910%	PAM	6/20/23	BNP	USD	4,200,000	47,930	17,683	30,247
iBoxx Investment Grade Index	SOFR	2.914%	PAM	6/20/23	BNP	USD	3,300,000	41,379	13,894	27,485

								$190,538	$43,011	$147,527

*	PAM— paid at maturity.

Schedules of Investments

(continued)

International Fixed Income Fund

At November 30, 2022, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Thai Overnight Repurchase Rate	2.000%	9/21/24	3-Month	BOA	THB	36,000,000	$(4,957)	$(1,535)	$(3,422)
Receive	Thai Overnight Repurchase Rate	2.000%	9/21/24	3-Month	GSC	THB	107,700,000	(14,829)	(11,338)	(3,491)
Receive	Thai Overnight Repurchase Rate	1.750%	9/21/24	3-Month	SCB	THB	28,000,000	96	1,321	(1,225)
Receive	Thai Overnight Repurchase Rate	2.000%	9/21/24	3-Month	SCB	THB	186,082,000	(25,585)	(33,725)	8,140
Receive	Thai Overnight Repurchase Rate	2.000%	9/21/27	3-Month	SCB	THB	1,872,000	292	(124)	416
Receive	Thai Overnight Repurchase Rate	2.250%	9/21/27	3-Month	SCB	THB	8,500,000	(1,550)	(5,191)	3,641
Receive	Thai Overnight Repurchase Rate	2.250%	9/21/27	3-Month	SCB	THB	24,400,000	(4,449)	(3,921)	(528)
Receive	3-Month MYR-KLIBOR	3.250%	3/16/32	3-Month	BOA	MYR	272,000	4,270	(580)	4,850
Receive	3-Month MYR-KLIBOR	3.500%	9/21/27	3-Month	BOA	MYR	2,800,000	10,617	1,407	9,210
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	3-Month	BOA	MYR	100,000	1,086	(17)	1,103
Receive	3-Month MYR-KLIBOR	4.000%	9/21/27	3-Month	BOA	MYR	1,679,000	(2,715)	1,925	(4,640)
Receive	3-Month MYR-KLIBOR	3.500%	9/21/27	3-Month	SCB	MYR	1,500,000	5,687	1,129	4,558
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	3-Month	SCB	MYR	400,000	4,345	(1,240)	5,585
Pay	6-Month Thailand Fixing Rate	3.250%	6/15/32	6-Month	BNP	THB	14,500,000	30,470	2,281	28,189
Pay	6-Month Thailand Fixing Rate	2.750%	9/21/32	6-Month	BOA	THB	9,700,000	6,963	(260)	7,223
Pay	6-Month Thailand Fixing Rate	3.250%	6/15/32	6-Month	BOA	THB	400,000	840	60	780
Pay	6-Month Thailand Fixing Rate	2.500%	9/21/32	6-Month	GSC	THB	11,280,000	963	(1,885)	2,848
Pay	6-Month Thailand Fixing Rate	3.250%	6/15/32	6-Month	GSC	THB	3,400,000	7,144	608	6,536

								$18,688	$(51,085)	$69,773

Schedules of Investments

(continued)

International Fixed Income Fund

At November 30, 2022, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency		Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	12/15/26	12-Month		JPY	90,000,000	$(6,829)	$(3,627)	$(3,202)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/17/31	6-Month		JPY	580,000,000	(201,986)	(20,750)	(181,236)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.050%	12/15/31	12-Month		JPY	270,000,000	(89,304)	(65,996)	(23,308)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.200%	6/19/29	6-Month		JPY	410,000,000	(51,769)	55,540	(107,309)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.250%	3/15/32	12-Month		JPY	50,000,000	(10,451)	(1,479)	(8,972)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	12/15/51	12-Month		JPY	67,000,000	(98,744)	(28,522)	(70,222)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.450%	12/15/51	12-Month		JPY	140,000,000	(193,485)	(147,394)	(46,091)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.700%	3/15/52	12-Month		JPY	40,000,000	(37,227)	(4,225)	(33,002)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	6/19/39	6-Month		JPY	80,000,000	53,052	(20,457)	73,509
Receive	China 7-Day Reverse Repo Index	2.500%	9/15/26	3-Month		CNY	15,400,000	2,707	14,710	(12,003)
Receive	China 7-Day Reverse Repo Index	2.500%	6/15/27	3-Month		CNY	4,800,000	5,247	65	5,182
Receive	China 7-Day Reverse Repo Index	2.500%	9/21/27	3-Month		CNY	4,800,000	7,940	3,245	4,695
Receive	China 7-Day Reverse Repo Index	2.500%	12/21/27	3-Month		CNY	13,900,000	28,986	6,698	22,288
Receive	China 7-Day Reverse Repo Index	2.750%	9/15/26	3-Month		CNY	13,500,000	(19,359)	(10,868)	(8,491)
Pay	Euro Short-Term Rate Market Index	1.000%	11/23/24	12-Month		EUR	3,900,000	(128,963)	(127,242)	(1,721)
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	0.800%	6/15/52	12-Month		JPY	170,000,000	(130,156)	(85,372)	(44,784)
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.250%	9/21/23	PAM	*	INR	547,000,000	(21,806)	(1,728)	(20,078)
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.250%	9/21/24	6-Month		INR	180,450,000	(6,328)	(1,016)	(5,312)
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.500%	9/21/24	6-Month		INR	147,776,000	3,310	(10,962)	14,272
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.750%	9/21/24	6-Month		INR	244,600,000	19,533	1,140	18,393
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	5.750%	3/16/27	6-Month		INR	231,500,000	43,206	117,983	(74,777)
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.250%	3/16/32	6-Month		INR	22,000,000	631	15,809	(15,178)
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.500%	9/21/27	6-Month		INR	69,000,000	(6,558)	2,830	(9,388)
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	7.000%	9/21/27	6-Month		INR	61,800,000	(22,045)	(4,117)	(17,928)
Pay	Singapore Overnight Index Average	2.500%	9/21/27	6-Month		SGD	1,600,000	(39,822)	(10,665)	(29,157)
Pay	Singapore Overnight Index Average	2.750%	9/21/27	6-Month		SGD	4,569,000	(75,205)	(40,868)	(34,337)
Pay	Singapore Overnight Index Average	2.750%	6/15/27	6-Month		SGD	700,000	(10,241)	(1,267)	(8,974)
Pay	Singapore Overnight Index Average	3.000%	6/15/27	6-Month		SGD	1,600,000	(9,804)	(3,061)	(6,743)
Pay	SOFR	1.000%	6/15/29	12-Month		USD	400,000	(58,645)	(21,801)	(36,844)
Pay	SOFR	1.250%	12/15/28	12-Month		USD	3,000,000	(357,037)	11,604	(368,641)
Pay	SOFR	1.500%	6/15/52	12-Month		USD	700,000	(210,225)	(19,768)	(190,457)
Pay	SOFR	1.695%	11/15/31	12-Month		USD	3,700,000	(476,462)	(6,181)	(470,281)
Pay	SOFR	1.750%	6/15/52	12-Month		USD	1,250,000	(314,508)	(332,688)	18,180
Pay	SOFR	1.888%	3/22/29	12-Month		USD	800,000	(68,621)	–	(68,621)
Pay	SOFR	2.968%	6/30/24	12-Month		USD	10,400,000	(261,447)	–	(261,447)
Pay	SOFR	2.175%	4/21/29	12-Month		USD	800,000	(55,842)	–	(55,842)
Pay	SOFR	2.906%	9/16/52	12-Month		USD	400,000	(11,214)	–	(11,214)
Pay	SOFR	3.050%	9/8/29	12-Month		USD	100,000	(2,097)	–	(2,097)
Pay	SOFR	3.100%	9/9/29	12-Month		USD	400,000	(7,157)	–	(7,157)
Pay	SOFR	3.454%	6/30/29	12-Month		USD	1,200,000	4,298	–	4,298
Pay	SOFR	3.898%	6/30/29	12-Month		USD	1,400,000	40,735	–	40,735
Receive	SOFR	0.500%	6/15/24	12-Month		USD	800,000	56,166	7,740	48,426
Receive	SOFR	1.000%	12/15/26	12-Month		USD	1,000,000	102,372	3,719	98,653
Receive	SOFR	1.000%	6/15/27	12-Month		USD	1,600,000	182,735	58,831	123,904
Receive	SOFR	1.750%	6/15/27	12-Month		USD	11,100,000	884,431	584,956	299,475
Receive	SOFR	1.750%	6/15/32	12-Month		USD	1,985,000	258,829	169,606	89,223
Receive	SOFR	1.750%	6/15/24	12-Month		USD	4,500,000	206,026	215,422	(9,396)
Receive	SOFR	1.750%	6/15/29	12-Month		USD	1,200,000	109,442	87,987	21,455
Receive	SOFR	2.730%	4/30/29	12-Month		USD	3,200,000	128,238	–	128,238
Receive	SOFR	2.817%	4/30/29	12-Month		USD	5,800,000	202,737	–	202,737
Receive	SOFR	2.819%	4/30/29	12-Month		USD	900,000	31,383	–	31,383
Receive	SOFR	2.965%	11/30/26	12-Month		USD	14,500,000	388,040	3,417	384,623
Pay	South Korean Won Certificate of Deposit	3.000%	9/21/27	3-Month		KRW	4,841,800,000	(91,771)	(9,648)	(82,123)
Pay	Sterling Overnight Index Average	0.010%	2/7/23	PAM		GBP	4,800,000	(101,714)	–	(101,714)
Pay	Sterling Overnight Index Average	2.000%	3/15/53	12-Month		GBP	400,000	(87,779)	(118,635)	30,856
Pay	Sterling Overnight Index Average	2.000%	3/15/33	12-Month		GBP	3,800,000	(508,977)	(735,333)	226,356
Pay	Sterling Overnight Index Average	2.250%	3/15/28	12-Month		GBP	1,300,000	(108,268)	(80,629)	(27,639)
Pay	Sterling Overnight Index Average	2.500%	3/15/25	12-Month		GBP	1,300,000	(55,763)	(43,000)	(12,763)
Pay	Swiss Average Rate Overnight Index	0.283%	2/14/27	12-Month		CHF	600,000	(25,714)	–	(25,714)
Pay	Swiss Average Rate Overnight Index	0.295%	2/17/27	12-Month		CHF	300,000	(12,722)	–	(12,722)
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month		CHF	600,000	(25,184)	–	(25,184)
Pay	Swiss Average Rate Overnight Index	0.343%	5/16/27	12-Month		CHF	400,000	(18,304)	–	(18,304)
Receive	3-Month Australian Bank Bill	3.750%	3/15/24	3-Month		AUD	20,700,000	10,601	23,775	(13,174)
Pay	3-Month Canadian Bank Bill	1.220%	3/3/25	6-Month		CAD	2,000,000	(106,275)	(380)	(105,895)
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month		CAD	2,200,000	(226,974)	(27,393)	(199,581)
Pay	3-Month Canadian Bank Bill	1.585%	7/19/31	6-Month		CAD	800,000	(88,878)	(53,520)	(35,358)
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month		CAD	700,000	(57,903)	2,504	(60,407)
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month		CAD	800,000	(62,098)	12,573	(74,671)
Pay	3-Month Canadian Bank Bill	1.250%	6/16/31	6-Month		CAD	1,500,000	(193,626)	(135,835)	(57,791)
Pay	3-Month FRA New Zealand Bank Bill	3.000%	12/15/23	6-Month		NZD	4,400,000	(60,764)	(779)	(59,985)
Pay	3-Month FRA New Zealand Bank Bill	3.000%	11/1/23	6-Month		NZD	3,900,000	(49,247)	1,323	(50,570)
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month		NZD	1,800,000	(27,009)	(18,296)	(8,713)
Pay	3-Month FRA New Zealand Bank Bill	4.000%	6/14/24	6-Month		NZD	10,100,000	(82,519)	(22,659)	(59,860)
Pay	3-Month SEK-STIBOR-SIDE	0.500%	6/19/24	12-Month		SEK	4,800,000	(18,665)	6,261	(24,926)
Pay	3-Month USD-LIBOR	1.500%	12/15/28	6-Month		USD	3,100,000	(370,342)	55,638	(425,980)
Pay	3-Month USD-LIBOR	1.518%	1/20/29	6-Month		USD	100,000	(11,911)	–	(11,911)
Pay	3-Month USD-LIBOR	1.545%	1/20/29	6-Month		USD	900,000	(105,790)	–	(105,790)
Pay	3-Month USD-LIBOR	1.630%	1/26/29	6-Month		USD	200,000	(22,487)	–	(22,487)
Receive	3-Month USD-LIBOR	0.250%	3/30/23	6-Month		USD	1,200,000	24,234	122	24,112
Receive	3-Month USD-LIBOR	0.400%	3/30/26	6-Month		USD	850,000	101,387	17,606	83,781
Receive	3-Month USD-LIBOR	0.750%	6/16/31	6-Month		USD	200,000	42,669	11,329	31,340
Receive	3-Month USD-LIBOR	1.250%	12/15/26	6-Month		USD	2,400,000	242,215	(29,693)	271,908
Receive	3-Month USD-LIBOR	1.298%	8/25/24	6-Month		USD	1,400,000	88,072	(30,011)	118,083
Receive	3-Month USD-LIBOR	1.750%	12/15/31	6-Month		USD	200,000	28,322	(7,578)	35,900
Pay	6-Month Australian Bank Bill	4.500%	9/15/32	6-Month		AUD	13,600,000	45,530	9,186	36,344
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month		EUR	200,000	(7,585)	–	(7,585)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month		EUR	500,000	(42,197)	–	(42,197)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month		EUR	300,000	(25,731)	–	(25,731)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month		EUR	200,000	(16,332)	–	(16,332)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month		EUR	500,000	(34,202)	–	(34,202)
Pay	6-Month EURIBOR	1.500%	3/15/28	12-Month		EUR	28,700,000	(1,660,152)	(1,447,155)	(212,997)
Pay	6-Month EURIBOR	1.500%	3/15/25	12-Month		EUR	13,500,000	(391,591)	(233,747)	(157,844)
Pay	6-Month EURIBOR	2.250%	9/21/37	12-Month		EUR	5,650,000	(287,503)	141,469	(428,972)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month		EUR	2,310,000	(83,435)	176,898	(260,333)
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month		EUR	50,000	18,787	6,520	12,267
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month		EUR	100,000	45,473	11,996	33,477
Receive	6-Month EURIBOR	1.500%	3/15/53	12-Month		EUR	900,000	115,831	164,869	(49,038)
Receive	6-Month EURIBOR	1.750%	3/15/33	12-Month		EUR	1,520,000	129,993	168,737	(38,744)
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day		MXN	31,300,000	(175,516)	(90,196)	(85,320)

								$(4,575,107)	$(1,882,433)	$(2,692,674)

*	PAM— paid at maturity.

Schedules of Investments

(continued)

International Fixed Income Fund

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	3/7/24	USD	1,100,000	$619	$18	$601
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	3,084	(1,135)	4,219
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD	3,100,000	379	(2,445)	2,824
1-Month USD-LIBOR + 0.102%	3-Month USD-LIBOR	10/4/24	USD	2,600,000	665	115	550
1-Month USD-LIBOR + 0.105%	3-Month USD-LIBOR	9/27/24	USD	1,700,000	556	(76)	632

					$5,303	$(3,523)	$8,826

Schedules of Investments

(continued)

International Fixed Income Fund

At November 30, 2022, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit 11/30/22 (2)	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation
China Government International, A+	(1.000)%	6/20/23	3-Month	BCLY	0.266%	USD	200,000	$(1,206)	$(3,815)	$2,609
China Government International, A+	(1.000)%	6/20/23	3-Month	GSC	0.266%	USD	500,000	(3,013)	(9,653)	6,640
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BCLY	0.290%	USD	600,000	(3,539)	(15,056)	11,517
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BNP	0.290%	USD	400,000	(2,359)	(9,884)	7,525
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	HSBC	0.290%	USD	200,000	(1,180)	(4,989)	3,809
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	JPM	0.290%	USD	400,000	(2,359)	(9,580)	7,221

								$(13,656)	$(52,977)	$39,321

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swaps on Sovereign Issue - Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/22 (2)	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.787%	USD	300,000	$2,133	$(7,348)	$9,481

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/22 (2)	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Series 39 10-Year Index, NR	(1.000)%	12/20/32	3-Month	1.104%	USD	4,300,000	$24,011	$115,182	$(91,171)
Markit iTraxx Europe Series 31 10-Year Index, NR	(1.000)%	6/20/29	3-Month	1.044%	EUR	7,000,000	4,053	(159,378)	163,431
Markit iTraxx Europe Series 38 10-Year Index, NR	(1.000)%	12/20/32	3-Month	1.228%	EUR	1,800,000	31,194	41,415	(10,221)

							$59,258	$(2,781)	$62,039

Centrally Cleared - Credit Default Swaps on Corporate Issues - Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/22 (2)	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC, BB+	5.000%	6/20/25	3-Month	2.414%	USD	200,000	$14,060	$7,947	$6,113
Jaguar Land Rover Automotive PLC, B+	5.000%	6/20/26	3-Month	8.620%	EUR	200,000	(18,817)	12,873	(31,690)
Rolls-Royce PLC, BB-	1.000%	6/20/26	3-Month	2.935%	EUR	200,000	(12,533)	(15,001)	2,468

							$(17,290)	$5,819	$(23,109)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(continued)

International Fixed Income Fund

At November 30, 2022, International Fixed Income Fund held the following OTC Cross-Currency Swap Contract:

Counterparty Pay	Counterparty Receive	Maturity Date	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/29	GSC	USD	1,449,000	AUD	2,100,000	$(20,458)	$(3,920)	$(16,538)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At November 30, 2022, International Fixed Income Fund deposited cash collateral with brokers in the amount of $2,799,000 for open centrally cleared swap contracts.

At November 30, 2022, International Fixed Income Fund had cash collateral from brokers in the amount of $860,000 for open OTC swap contracts.

Schedules of Investments

(continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli New Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
RBS	—	Royal Bank of Scotland PLC
SCB	—	Standard Chartered Bank
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 94.6%
Alaska - 0.2%
		Northern Tobacco Securitization Corp., Revenue Bonds:
$ 105,000	BBB+	Series A, 4.000% due 6/1/50	$89,540
5,000	A	Series B1, 0.500% due 6/1/31	4,946
80,000	BBB-	Series B1, 4.000% due 6/1/50	79,131

		Total Alaska	173,617

Arizona - 4.7%
530,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas – Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(a)	461,422
2,815,000	A+	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., AMT, 5.000% due 6/1/49(b)(c)	2,856,556
150,000	NR	Industrial Development Authority of the County of Pima (The), Revenue Bonds, Imagine East Mesa Charter School, 3.250% due 7/1/24(a)	147,301
400,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(a)	392,794

		Total Arizona	3,858,073

California - 19.7%
195,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 8/1/51(a)	139,643
10,615,000	NR	California County Tobacco Securitization Agency, Revenue Bonds, zero coupon due 6/1/55	661,392
500,000	A+	California Health Facilities Financing Authority, Revenue Bonds, Providence St. Joseph Health, Series A, 3.000% due 10/1/47	360,916
		California School Finance Authority, Revenue Bonds:
640,000	BBB	Aspire Public School Obligation Group, 5.000% due 8/1/32(a)	669,211
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(a)	231,717
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	5.000% due 11/1/46	1,090,937
1,000,000	A+	Series D, 4.000% due 5/1/47	968,490
15,750,000	NR	California Statewide Financing Authority, Revenue Bonds, Capital Appreciation Turbo Pooled Program, Series D, zero coupon due 6/1/55(a)	743,372
165,000	AAA	City & County of San Francisco, CA, GO, Series R1, 5.000% due 6/15/32	197,223
1,000,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, AMT, 3.250% due 5/15/49(c)	767,697
1,565,000	AA+	County of Los Angeles Public Works Financing Authority, Revenue Bonds, Green Bond, LACMA Building for the Permanent Collection Project, Series A, 3.000% due 12/1/50	1,213,941
		CSCDA Community Improvement Authority, Revenue Bonds:
100,000	NR	3.125% due 8/1/56(a)	66,451
805,000	NR	3.250% due 4/1/57(a)	540,560
140,000	NR	4.000% due 10/1/56(a)	112,059
125,000	NR	4.000% due 12/1/56(a)	87,142
285,000	NR	Series A2A, 4.000% due 12/1/58(a)	202,913
100,000	NR	Series B, 4.000% due 12/1/59(a)	63,033
500,000	Aa3(d)	Livermore Valley Joint Unified School District, GO, 4.000% due 8/1/46	488,025
		Los Angeles Department of Water & Power, Revenue Bonds:
500,000	Aa2(d)	Series A, 5.000% due 7/1/47	544,740
1,000,000	Aa2(d)	Series B, 5.000% due 7/1/47	1,103,332
1,350,000	AA	Orange Unified School District, GO, 5.000% due 8/1/35	1,553,876
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,080,644
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	587,354
500,000	A2(d)	San Diego County Regional Airport Authority, Revenue Bonds, Series A, 4.000% due 7/1/51	470,774
500,000	A+	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series 2020, 4.000% due 5/1/39(c)	481,171
475,000	Aa2(d)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	480,388
1,000,000	AA-	State of California, GO, 5.000% due 4/1/31	1,171,642

		Total California	16,078,643

Colorado - 2.8%
750,000	AA-	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(c)	798,598
1,435,000	AA+	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B2, 5.000% due 11/15/38	1,459,920

		Total Colorado	2,258,518

District of Columbia - 1.3%
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	377,776
700,000	AA-	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(c)	681,007

		Total District of Columbia	1,058,783

Florida - 7.5%
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,027,845
665,000	AA+	Broward County, FL, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	660,085
225,000	Baa3(d)	Capital Projects Finance Authority, FL, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	229,698
		Capital Trust Agency Inc., Revenue Bonds:
500,000	NR	Educational Growth Fund LLC Charter School Portfolio Projects, Series A1, 3.375% due 7/1/31(a)	439,690
100,000	Ba1(d)	Viera Charter Schools Inc. Project, Series A, 4.000% due 10/15/29(a)	95,473
2,500,000	NR	Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	128,356
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,472,015

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Florida - 7.5% - (continued)
$ 190,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	$182,692
		Florida Development Finance Corp., Revenue Bonds:
190,000	NR	Waste Pro USA Inc. Project, AMT, 5.000% due 5/1/29(a)(c)	181,553
100,000	BBB	Mater Academy Project, Series A, 5.000% due 6/15/56	97,529
45,000	NR	Harbor Bay Community Development District, Special Assessment, Area One, Series A2, 3.100% due 5/1/24	43,950
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	258,171
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, 4.000% due 10/1/52	871,987
310,000	NR	Seminole County Industrial Development Authority, Revenue Bonds, Legacy Pointe at UCF Project, 3.750% due 11/15/25	290,021
140,000	NR	Southern Groves Community Development District No. 5, Special Assessment, 2.875% due 5/1/24	135,919

		Total Florida	6,114,984

Georgia - 4.1%
		Main Street Natural Gas Inc., Revenue Bonds:
435,000	A3(d)	Series A, 4.000% due 9/1/52(b)	422,690
2,610,000	Aa2(d)	Series B, 4.000% due 8/1/49(b)	2,627,421
320,000	A3(d)	Series C, 4.000% due 5/1/52(b)	312,896

		Total Georgia	3,363,007

Guam - 0.1%
		Territory of Guam, Revenue Bonds:
15,000	Ba1(d)	Series A, 5.000% due 11/1/27	15,601
15,000	Ba1(d)	Series A, 5.000% due 11/1/28	15,657
15,000	Ba1(d)	Series A, 5.000% due 11/1/29	15,703

		Total Guam	46,961

Illinois - 2.4%
600,000	A	Illinois Finance Authority, Revenue Bonds, DePaul University, 5.000% due 10/1/36	624,299
1,270,000	BBB+	State of Illinois, GO, Series D, 5.000% due 11/1/23	1,288,248

		Total Illinois	1,912,547

Indiana - 4.4%
2,815,000	Aa3(d)	Indiana Finance Authority, Revenue Bonds, Franciscan Alliance Inc., Series A, 4.000% due 11/1/51	2,546,426
1,000,000	A+	Indiana Municipal Power Agency, Revenue Bonds, Power Supply, Series C, 5.000% due 1/1/37	1,051,373

		Total Indiana	3,597,799

Iowa - 1.3%
200,000	NR	Iowa Tobacco Settlement Authority, Series B2, zero coupon due 6/1/65	21,927
1,000,000	A3(d)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	1,024,606

		Total Iowa	1,046,533

Kentucky - 0.3%
230,000	NR	City of Henderson KY, Revenue Bonds, AMT, Pratt Paper LLC Project, 4.450% due 1/1/42(a)(c)	209,534

Louisiana - 0.6%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds:
250,000	A	Series B, 5.000% due 1/1/37(c)	257,206
250,000	A	Series B, 5.000% due 1/1/38(c)	256,756

		Total Louisiana	513,962

Maryland - 1.4%
		City of Baltimore, MD,Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.750% due 6/1/24(a)	193,800
125,000	NR	Series A, 2.800% due 6/1/25(a)	118,840
135,000	NR	Series A, 2.850% due 6/1/26(a)	126,172
25,000	NR	Series B, 3.000% due 6/1/24(a)	24,270
630,000	Baa3(d)	Maryland Economic Development Corp., Revenue Bonds, AMT, Green Bond, Purple Line Light Rail Project, Series B, 5.250% due 6/30/55(c)	651,270

		Total Maryland	1,114,352

Massachusetts - 1.3%
1,000,000	AA	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,056,446

Michigan - 1.3%
		Michigan Finance Authority, Revenue Bonds:
300,000	BB+	Cesar Chavez Academy Project, 3.250% due 2/1/24	295,116
190,000	A1(d)	McLaren Health Care Corp., Series D2, 1.200% due 10/15/38(b)	167,953
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	526,431
100,000	BB	Michigan Strategic Fund, Revenue Bonds, AMT, 4.000% due 10/1/61(b)(c)	96,716

		Total Michigan	1,086,216

Mississippi - 0.1%
115,000	B1(d)	Mississippi Business Finance Corp., Revenue Bonds, AMT, 7.750% due 7/15/47(b)(c)	115,580

Nebraska - 0.6%
500,000	A2(d)	Central Plains Energy Project, Revenue Bonds, Series 1, 5.000% due 5/1/53(b)	512,890

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Nevada - 0.1%
$ 50,000	Ba2(d)	City of Sparks, NV, Revenue Bonds, Senior Sales Tax Anticipation, Series A, 2.500% due 6/15/24(a)	$48,362

New Hampshire - 1.1%
1,000,000	B	New Hampshire Business Finance Authority, Revenue Bonds, Casella Waste Systems Inc., AMT, Remarketing, 2.950% due 4/1/29(a)(c)	872,995

New Jersey - 3.6%
100,000	BBB	Camden County Improvement Authority(The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	103,897
215,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, Series A, 5.125% due 11/1/29(a)	214,187
500,000	AA-	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, 3.000% due 7/1/51	363,923
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,250,000	A+	Highway Reimbursement, Series A, 5.000% due 6/15/30	1,316,225
1,000,000	BBB+	Series A, 4.000% due 6/15/40	944,729

		Total New Jersey	2,942,961

New York - 8.3%
1,000,000	AA	City of New York, NY, GO, Series B, 5.250% due 10/1/47	1,106,870
500,000	AA+	New York City Municipal Water Finance Authority, Revenue Bonds, Series CC1, 4.000% due 6/15/51	473,933
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
335,000	AAA	4.000% due 8/1/39	333,272
1,000,000	AAA	Series C1, 4.000% due 2/1/42	973,905
500,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	522,240
180,000	AA+	New York State Thruway Authority, Revenue Bonds, Series A, 4.125% due 3/15/52	169,190
225,000	Baa3(d)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. — LaGuardia, AMT, 4.000% due 10/1/30(c)	219,227
1,000,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 230, 3.000% due 12/1/31	982,386
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
275,000	AA+	Series C1A, 5.000% due 5/15/39	302,636
1,000,000	AA+	Series C3, 4.000% due 5/15/51	947,941
660,000	AA+	Series D2, 5.500% due 5/15/52	750,753

		Total New York	6,782,353

North Dakota - 1.1%
1,000,000	Aa1(d)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	887,436

Ohio - 2.6%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
525,000	BBB+	Series A2, 3.000% due 6/1/48	376,511
900,000	BBB+	Series A2, 4.000% due 6/1/48	784,166
455,000	NR	Series B2, 5.000% due 6/1/55	417,520
600,000	Baa3(d)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	571,038

		Total Ohio	2,149,235

Oregon - 0.6%
500,000	A+	Oregon State Facilities Authority, Revenue Bonds, Legacy Health Project, Series A, 4.125% due 6/1/52	458,434

Pennsylvania - 1.3%
100,000	BB	Bucks County Industrial Development Authority, Revenue Bonds, Grand View Hospital Project, 5.000% due 7/1/28	103,681
		Pennsylvania Turnpike Commission, Revenue Bonds:
170,000	A	Series A, 4.000% due 12/1/45	163,087
830,000	A	Series A, 4.000% due 12/1/46	792,003

		Total Pennsylvania	1,058,771

Puerto Rico - 1.4%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	606,700
90,000	NR	Series A1, 5.000% due 7/1/58	85,393
230,000	NR	Series A1, zero coupon due 7/1/24	213,849
216,000	NR	Series A2, 4.784% due 7/1/58	197,447

		Total Puerto Rico	1,103,389

South Carolina - 2.6%
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,151,971

Tennessee - 0.9%
245,000	Baa1(d)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	256,047
495,000	Aa2(d)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	476,500

		Total Tennessee	732,547

Texas - 6.4%
630,000	AA-	City of Dallas, TX, GO, 5.000% due 2/15/28	697,761
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(a)	455,505
1,000,000	AA-	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,038,600
795,000	Aaa(d)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(b)	749,655

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Texas - 6.4% - (continued)
$ 1,250,000	AA+	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	$1,310,259
1,000,000	AA-	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospitals of Dallas, 4.000% due 10/1/52	929,857

		Total Texas	5,181,637

Utah - 0.7%
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	541,246

Virginia - 4.1%
1,000,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 4.000% due 7/1/52	963,044
		Virginia College Building Authority, Revenue Bonds, 21st Century College and Equipment Program:
1,000,000	AA+	4.000% due 2/1/34	1,053,131
1,000,000	AA+	5.000% due 2/1/32	1,181,806
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	81,859
100,000	BBB-	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(c)	83,583

		Total Virginia	3,363,423

Washington - 3.5%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,098,272
1,500,000	AA+	State of Washington, GO, Series R-2022, 4.000% due 7/1/33	1,601,417
100,000	NR	Washington State Convention Center Public Facilities District, Revenue Bonds, 4.000% due 7/1/31	90,372
100,000	BB(e)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(a)	97,685

		Total Washington	2,887,746

Wisconsin - 2.2%
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, Series A, 4.000% due 8/15/40	1,258,176
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	530,749

		Total Wisconsin	1,788,925

		TOTAL MUNICIPAL BONDS (Cost - $80,730,979)	77,069,876

Shares/Units
CLOSED END MUTUAL FUND SECURITY - 3.2%
United States - 3.2%
25,000		iShares® National Muni Bond ETF, Common Class Shares (Cost - $2,593,877)	2,655,500

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $83,324,856)	79,725,376

Face Amount†
SHORT-TERM INVESTMENTS - 1.5%
TIME DEPOSITS - 1.5%
72,292		Citibank - New York, 3.180% due 12/1/22	72,292
656,162		Skandinaviska Enskilda Banken AB - Stockholm, 3.180% due 12/1/22	656,162
502,494		Sumitomo Mitsui Banking Corp. - Tokyo, 3.180% due 12/1/22	502,494

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,230,948)	1,230,948

		TOTAL INVESTMENTS - 99.3% (Cost - $84,555,804)	80,956,324

		Other Assets in Excess of Liabilities - 0.7%	542,057

		TOTAL NET ASSETS - 100.0%	$81,498,381

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $6,935,684 and represents 8.5% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Rating by Moody’s Investors Service.
(e)	Rating by Fitch Ratings Service.

At November 30, 2022, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Municipal Bond Fund	$ 84,555,804	$ 576,674	$ (4,211,397)	$ (3,634,723)

Abbreviations used in this schedule:

AMT	—	Alternative Minimum Tax
ETF	—	Exchange Traded Fund
GO	—	General Obligation
PSF-GTD	—	Permanent School Fund Guaranteed
SCH BD GTY	—	Oregon School Bond Guaranty

Summary of Investments by Industry^
General Obligation	33.8%
Health Care Providers & Services	14.0
Development	6.0
Water and Sewer	5.5
School District	5.4
Education	4.6
Airport	4.6
Transportation	4.6
Tobacco Settlement	4.4
Capital Markets	3.3
Utilities	3.1
Power	2.7
Single Family Housing	2.3
Multifamily Housing	1.6
Pollution	1.1
Higher Education	0.7
Nursing Homes	0.5
Housing	0.3
Short-Term Investments	1.5

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

At November 30, 2022, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5-Year Note March Futures	17	3/23	$1,834,707	$1,845,695	$(10,988)
U.S. Treasury 10-Year Note March Futures	18	3/23	2,032,248	2,043,000	(10,752)
U.S. Treasury Long Bond March Futures	22	3/23	2,780,497	2,794,000	(13,503)

					$(35,243)

At November 30, 2022, Municipal Bond Fund had deposited cash of $160,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 103.8%
	U.S. Treasury Inflation Indexed Bonds:
$ 1,905,278	2.375% due 1/15/25	$1,917,861
2,277,525	2.000% due 1/15/26	2,291,961
2,262,582	1.750% due 1/15/28	2,285,131
2,919,628	3.625% due 4/15/28	3,221,985
1,924,343	2.500% due 1/15/29	2,027,462
2,251,421	3.875% due 4/15/29	2,558,715
40,132	3.375% due 4/15/32(a)	46,658
1,071,112	2.125% due 2/15/40	1,149,524
880,971	2.125% due 2/15/41	941,850
2,364,372	0.750% due 2/15/42	2,001,700
890,769	0.625% due 2/15/43	726,011
2,890,913	1.375% due 2/15/44	2,717,973
1,285,639	0.750% due 2/15/45	1,056,988
1,741,184	1.000% due 2/15/46	1,505,107
2,077,973	0.875% due 2/15/47	1,737,345
1,227,692	1.000% due 2/15/48	1,051,881
646,503	0.250% due 2/15/50(a)	451,333
1,368,036	0.125% due 2/15/51	919,206
533,110	0.125% due 2/15/52(a)	359,973
	U.S. Treasury Inflation Indexed Notes:
2,454,726	0.125% due 1/15/23	2,451,496
4,923,070	0.625% due 4/15/23(b)	4,887,224
2,162,485	0.625% due 1/15/24	2,118,646
4,118,940	0.500% due 4/15/24(b)	4,013,009
2,660,755	0.125% due 10/15/24	2,570,157
3,906,872	0.125% due 4/15/25(b)	3,739,570
571,950	0.125% due 10/15/25(a)	547,127
3,447,599	0.625% due 1/15/26	3,330,245
1,584,478	0.125% due 4/15/26	1,498,714
2,395,994	0.125% due 7/15/26	2,272,587
2,063,742	0.125% due 10/15/26(b)	1,953,101
2,494,302	0.375% due 1/15/27	2,371,963
1,051,220	0.125% due 4/15/27(h)	987,630
2,802,839	0.375% due 7/15/27	2,666,264
500,980	1.625% due 10/15/27	505,140
5,508,616	0.500% due 1/15/28(b)	5,228,657
7,697,554	0.750% due 7/15/28(b)	7,396,557
3,162,014	0.875% due 1/15/29	3,040,083
3,210,661	0.250% due 7/15/29	2,965,838
969,041	0.125% due 1/15/30	879,418
2,627,843	0.125% due 7/15/30	2,380,016
2,291,762	0.125% due 1/15/31	2,060,882
4,440,714	0.125% due 7/15/31(b)	3,978,304
4,175,847	0.125% due 1/15/32(b)	3,712,058
3,166,774	0.625% due 7/15/32(b)	2,952,540

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $108,945,446)	99,475,890

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1%
			Alternative Loan Trust:
$ 201,357		Caa2(c)	Series 2006-HY11, Class A1, 4.284% (1-Month USD-LIBOR + 0.240%) due 6/25/36(d)	$179,169
31,085		NR	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	26,335
420,973		Caa3(c)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(d)	349,053
300,000		Aaa(c)	ARES L CLO Ltd., Series 2018-50A, Class AR, 5.129% (3-Month USD-LIBOR + 1.050%) due 1/15/32(d)(e)	293,732
17,739		NR	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 3.227% due 5/25/33(d)	16,431
166,584		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 5.019% (1-Month USD-LIBOR + 0.975%) due 6/25/34(d)	165,596
300,000	EUR	Aaa(c)	Cairn CLO VIII BV, Series 2018-10A, Class AR, 2.158% (3-Month EURIBOR + 0.780%) due 10/15/31(d)(e)	303,830
300,000	EUR	Aaa(c)	Carlyle Global Markets Strategies Euro CLO, Series 2014-2A, Class AR-1, 2.548% (3-Month EURIBOR + 0.750%) due 11/15/31(d)(e)	301,800
31,405		NR	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 4.404% (1-Month USD-LIBOR + 0.360%) due 3/25/35(d)(e)	29,589
			CHL Mortgage Pass-Through Trust:
546,922		NR	Series 2005-HYB6, Class 2A1, 3.608% due 10/20/35(d)	500,368
51,621		NR	Series 2005-HYB9, Class 2A1, 5.512% (1-Year USD-LIBOR + 1.750%) due 2/20/36(d)	45,443
87,990		Caa2(c)	Series 2006-6, Class A4, 6.000% due 4/25/36	49,277
121,498		NR	Series 2007-1, Class A1, 6.000% due 3/25/37	61,575
			Citigroup Mortgage Loan Trust:
4,476		NR	Series 2004-HYB2, Class 2A, 2.358% due 3/25/34(d)	4,141
121,167		Caa2(c)	Series 2007-AR4, Class 1A1A, 3.329% due 3/25/37(d)	105,255
17,980		B(f)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	16,543
283,459		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 4.194% (1-Month USD-LIBOR + 0.150%) due 9/29/36(d)(e)	271,694
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BBB-	Series 2005-CB3, Class M4, 3.543% (1-Month USD-LIBOR + 1.050%) due 6/25/35(d)	145,811
748,561		CC	Series 2007-CB6, Class A3, 4.264% (1-Month USD-LIBOR + 0.220%) due 7/25/37(d)(e)	490,411
			CWABS Asset-Backed Certificates Trust:
149,011		Caa2(c)	Series 2004-7, Class MV5, 3.815% (1-Month USD-LIBOR + 1.725%) due 11/25/34(d)	122,627
287,615		CC	Series 2007-1, Class 1A, 4.184% (1-Month USD-LIBOR + 0.140%) due 7/25/37(d)	256,782
58,772		D	Series 2007-6, Class 1A, 4.244% (1-Month USD-LIBOR + 0.200%) due 9/25/37(d)	49,976
320,391		CCC	Series 2007-8, Class 1A1, 4.234% (1-Month USD-LIBOR + 0.190%) due 11/25/37(d)	286,999
500,000	EUR	AAA	Dryden 44 Euro CLO DAC, Series 2015-44A, Class A1RR, 2.258% (3-Month EURIBOR + 0.880%) due 4/15/34(d)(e)	494,948
378,284		Aaa(c)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 5.059% (3-Month USD-LIBOR + 0.980%) due 4/15/28(d)(e)	373,947
676,511		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.144% (1-Month USD-LIBOR + 1.100%) due 5/25/37(d)(e)	645,799
247,255		NR	Government National Mortgage Association (GNMA), Series 2018-H15, Class FG, 3.858% (1-Year USD-LIBOR + 0.150%) due 8/20/68(d)	239,505
20,702		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	12,436
3,515		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 4.619% (1-Month USD-LIBOR + 0.680%) due 6/20/35(d)	3,117
296,632	EUR	AAA	Harvest CLO, Series 11A, Class ARR, 1.770% (3-Month EURIBOR + 0.650%) due 6/26/30(d)(e)	300,670
44,209		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 4.684% (1-Month USD-LIBOR + 0.640%) due 7/25/45(d)	33,968
233,762		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 4.504% (1-Month USD-LIBOR + 0.460%) due 3/25/36(d)	217,466
106,046		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.325% (1-Month USD-LIBOR + 1.450%) due 12/15/31(d)(e)	101,071
171,736	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 1.800% (3-Month EURIBOR + 0.800%) due 12/15/29(d)(e)	178,618
232,465		NR	Lehman XS Trust, Series 2007-20N, Class A1, 6.344% (1-Month USD-LIBOR + 2.300%) due 12/25/37(d)	226,866
158,895		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 4.284% (1-Month USD-LIBOR + 0.240%) due 8/25/36(d)	67,511
116,980		Aaa(c)	Midocean Credit CLO V, Series 2016-5A, Class AR, 5.347% (3-Month USD-LIBOR + 1.120%) due 7/19/28(d)(e)	116,364
122,940		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 4.761% (3-Month USD-LIBOR + 0.820%) due 10/13/27(d)(e)	122,302
5,988		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 4.355% (1-Month USD-LIBOR + 0.480%) due 6/15/30(d)	5,729
			New Residential Mortgage Loan Trust:
39,540		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(d)(e)	37,217
205,743		Aaa(c)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(d)(e)	191,021
			Option One Mortgage Loan Trust:
93,595		CC	Series 2007-1, Class 1A1, 4.184% (1-Month USD-LIBOR + 0.140%) due 1/25/37(d)	62,201
90,753		CC	Series 2007-2, Class 1A1, 4.184% (1-Month USD-LIBOR + 0.140%) due 3/25/37(d)	58,792
358,625		Aaa(c)	OZLM VIII Ltd., Series 2014-8A, Class A1R3, 5.059% (3-Month USD-LIBOR + 0.980%) due 10/17/29(d)(e)	352,597
257,669		BBB	RASC Trust, Series 2006-KS3, Class M1, 4.539% (1-Month USD-LIBOR + 0.330%) due 4/25/36(d)	252,235
503,541		NR	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	194,142

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1% - (continued)
			Securitized Asset-Backed Receivables LLC Trust:
$ 467,784		CC	Series 2006-FR3, Class A3, 4.544% (1-Month USD-LIBOR + 0.500%) due 5/25/36(d)	$252,227
96,710		CC	Series 2006-HE2, Class A2C, 4.344% (1-Month USD-LIBOR + 0.300%) due 7/25/36(d)	39,792
116,995		B-	Sequoia Mortgage Trust, Series 6, Class A, 4.579% (1-Month USD-LIBOR + 0.640%) due 4/19/27(d)	110,498
			Soundview Home Loan Trust:
213,169		CC	Series 2007-OPT1, Class 1A1, 4.244% (1-Month USD-LIBOR + 0.200%) due 6/25/37(d)	147,228
54,102		CCC	Series 2007-OPT2, Class 2A3, 4.196% (1-Month USD-LIBOR + 0.180%) due 7/25/37(d)	48,344
498,814	EUR	Aaa(c)	St Paul’s CLO, Series 4A, Class ARR1, 2.373% (3-Month EURIBOR + 0.830%) due 4/25/30(d)(e)	504,645
9,450		Aaa(c)	Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 4.961% (3-Month USD-LIBOR + 0.950%) due 7/14/26(d)(e)	9,438
116,908		Aaa(c)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 4.959% (3-Month USD-LIBOR + 0.880%) due 4/15/28(d)(e)	115,902
111,481		Aaa(c)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 5.083% (3-Month USD-LIBOR + 0.840%) due 4/20/28(d)(e)	110,673
225,531		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 4.959% (3-Month USD-LIBOR + 0.880%) due 4/15/27(d)(e)	225,040
			Voya CLO Ltd.:
378,076		Aaa(c)	Series 2017-1A, Class A1R, 5.029% (3-Month USD-LIBOR + 0.950%) due 4/17/30(d)(e)	372,132
288,273		AAA	Series 2017-2A, Class A1R, 5.059% (3-Month USD-LIBOR + 0.980%) due 6/7/30(d)(e)	282,743
			WaMu Mortgage Pass-Through Certificates Trust:
6,640		Baa1(c)	Series 2002-AR2, Class A, 2.597% (11th District Cost of Funds Index + 1.250%) due 2/27/34(d)	6,140
3,062		NR	Series 2002-AR17, Class 1A, 2.889% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(d)	2,759

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $11,689,261)	10,588,520

SOVEREIGN BONDS - 9.8%
Australia - 0.3%
290,000	AUD	Aaau(c)	Australia Government Bonds, 3.000% due 9/20/25	288,273

Canada - 0.5%
			Canadian Government Real Return Bonds:
521,601	CAD	AAA	4.250% due 12/1/26	431,587
58,746	CAD	AAA	0.500% due 12/1/50	36,683

			Total Canada	468,270

France - 1.4%
			French Republic Government Bonds OAT:
679,104	EUR	AAu(f)	0.100% due 3/1/26(e)	723,118
226,718	EUR	AAu(f)	0.100% due 7/25/31(e)	241,429
333,909	EUR	AAu(f)	0.100% due 7/25/38(e)	343,364

			Total France	1,307,911

Italy - 3.8%
			Italy Buoni Poliennali Del Tesoro:
3,101,364	EUR	NR	1.400% due 5/26/25(e)	3,297,887
344,814	EUR	Baa3u(c)	0.400% due 5/15/30(e)	333,934

			Total Italy	3,631,821

Japan - 1.6%
			Japanese Government CPI Linked Bonds:
61,621,960	JPY	A1(c)	0.100% due 3/10/28	468,540
138,988,820	JPY	A1(c)	0.100% due 3/10/29	1,062,835

			Total Japan	1,531,375

New Zealand - 0.2%
270,000	NZD	AAA	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	208,744

Peru - 0.0%@
100,000	PEN	BBB+	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(e)	23,487

Qatar - 0.2%
200,000		AA	Qatar Government International Bonds, 3.875% due 4/23/23	199,454

United Kingdom - 1.8%
			United Kingdom Inflation-Linked Gilts:
1,147,104	GBP	Aa3u(c)	0.125% due 3/22/24	1,439,516
273,062	GBP	Aa3u(c)	0.125% due 8/10/41	336,299

			Total United Kingdom	1,775,815

			TOTAL SOVEREIGN BONDS (Cost - $10,556,005)	9,435,150

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 4.2%
Banks - 2.6%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	$113,031
			NatWest Group PLC, Senior Unsecured Notes:
$ 200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(d)	197,903
200,000		BBB	5.191% (3-Month USD-LIBOR + 1.550%) due 6/25/24(d)	199,737
			Nykredit Realkredit AS, Covered Notes:
18,195,707	DKK	AAA	1.000% due 10/1/50	1,937,073
680,410	DKK	AAA	1.000% due 10/1/53	71,088
2	DKK	AAA	1.500% due 10/1/53	–

			Total Banks	2,518,832

Diversified Financial Services - 1.6%
			Jyske Realkredit AS, Covered Notes:
6,803,142	DKK	AAA	1.000% due 10/1/50	725,992
489,680	DKK	AAA	1.500% due 10/1/53	54,040
			Nordea Kredit Realkreditaktieselskab, Covered Notes:
2,338,398	DKK	AAA	1.000% due 10/1/50	249,350
100,002	DKK	AAA	1.500% due 10/1/53	10,060
			Realkredit Danmark AS, Covered Notes:
3,964,040	DKK	AAA	1.000% due 10/1/50	422,326
586,366	DKK	AAA	1.000% due 10/1/53	60,463
184,821	DKK	AAA	1.500% due 10/1/53	20,617

			Total Diversified Financial Services	1,542,848

			TOTAL CORPORATE BONDS & NOTES (Cost - $5,558,469)	4,061,680

MORTGAGE-BACKED SECURITIES - 3.8%
FHLMC - 0.3%
			Federal Home Loan Mortgage Corp. (FHLMC):
194,792			3.500% due 6/1/52	178,239
97,951			3.000% due 7/1/52	86,446

			Total FHLMC	264,685

FNMA - 3.5%
			Federal National Mortgage Association (FNMA):
36,308			4.000% due 3/1/50	34,664
194,994			3.000% due 5/1/52	172,090
98,930			4.500% due 10/1/52	96,150
600,000			3.000% due 1/1/53(g)	529,575
2,700,000			4.000% due 1/1/53(g)	2,548,231

			Total FNMA	3,380,710

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,666,490)	3,645,395

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $140,415,671)	127,206,635

SHORT-TERM INVESTMENTS - 4.7%
REPURCHASE AGREEMENT - 3.8%
3,600,000			BNP Paribas SA repurchase agreement dated 11/30/22, 3.880% due 12/01/22, Proceeds at maturity - $3,600,388; (Fully collateralized by GNMA II, 2.500%, due 10/20/51, Market Valued - $3,712,339) (Cost - $3,600,000)	3,600,000

TIME DEPOSITS - 0.9%
509,012			ANZ National Bank - London, 3.180% due 12/1/22	509,012
13	CAD		BBH - Grand Cayman, 2.570% due 12/1/22	10
			BNP Paribas - Paris:
42,857	DKK		0.690% due 12/1/22	5,998
457	NOK		1.160% due 12/1/22	46
15,755	SEK		1.160% due 12/1/22	1,501
5,644	AUD		1.540% due 12/1/22	3,831
443	SGD		2.440% due 12/1/22	325
5,540	NZD		3.000% due 12/1/22	3,491
4,934	ZAR		5.170% due 12/1/22	286
6,797,264	JPY		Skandinaviska Enskilda Banken AB - Stockholm, (0.240)% due 12/1/22	49,222
91,615	GBP		Societe Generale SA - Paris, 1.910% due 12/1/22	110,442
175,706	EUR		Sumitomo Mitsui Banking Corp. - Tokyo, 0.730% due 12/1/22	182,893

			TOTAL TIME DEPOSITS (Cost - $867,057)	867,057

			TOTAL SHORT-TERM INVESTMENTS (Cost - $4,467,057)	4,467,057

			TOTAL INVESTMENTS IN SECURITIES (Cost - $144,882,728)	131,673,692

			TOTAL INVESTMENTS IN PURCHASED OPTIONS 0.2% (Cost - $121,426)	217,432

			TOTAL INVESTMENTS - 137.6% (Cost - $145,004,154)	131,891,124

			Liabilities in Excess of Other Assets - (37.6)%	(36,058,246)

			TOTAL NET ASSETS - 100.0%	$95,832,878

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(c)	Rating by Moody’s Investors Service.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(e)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $11,189,402 and represents 11.7% of net assets.

(f)	Rating by Fitch Ratings Service.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	All or a portion of these securities were purchased in a sale-buyback transaction. The value of these securities total $987,630 which represents 1.0% of net assets.

At November 30, 2022, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$ 145,004,154	$ 6,310,544	$ (21,652,880)	$ (15,342,336)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PLC	—	Public Limited Company

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	75.4%
Collateralized Mortgage Obligations	8.0
Sovereign Bonds	7.1
Corporate Bonds & Notes	3.1
Mortgage-Backed Securities	2.8
Purchased Options	0.2
Short-Term Investments	3.4

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At November 30, 2022, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
2,700,000	$ 128,535	OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	2/2/23	1.410%	$2
6,500,000	309,437	OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	JPM	1/25/23	1.710%	7
1,100,000	52,366	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/17/23	2.237%	217,423

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost – $121,426)				$217,432

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At November 30, 2022, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
100,000	$ 73,106	OTC Markit CDX North America Investment Grade Series 38 5-Year Index, Put	DUB	12/21/22	1.350%	$–
100,000	73,106	OTC Markit CDX North America Investment Grade Series 38 5-Year Index, Put	DUB	12/21/22	1.400%	–

		Total Credit Default Swaptions				$–

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
5,600,000	$ 266,592	OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/17/23	2.340%	$305,375
600,000	28,563	OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	2/2/23	1.558%	11
1,400,000	66,648	OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	JPM	1/25/23	1.785%	39

		Total Interest Rate Swaptions				$305,425

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $123,281)				$305,425

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At November 30, 2022, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts	Security	Value
	Bank of America:
$ 1,947,500	3.880% due 12/1/22	$1,947,500
879,000	4.200% due 1/9/23	879,000
	Nomura Securities International, Inc.:
23,128,218	4.160% due 1/4/23	23,128,218
	Royal Bank of Canada:
6,465,250	4.250% due 1/24/23	6,465,250

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds – $32,419,968)	$32,419,968

For the period ended November 30, 2022, the daily average borrowing and interest rate under the reverse repurchase agreements were $31,398,155 and 3.241%, respectively.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At November 30, 2022, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month Euro-Euribor March Futures	39	3/23	$10,176,450	$9,862,072	$(314,378)
Euro-Bund December Futures	16	12/22	2,406,894	2,346,272	(60,622)
U.S. Treasury 2-Year Note March Futures	36	3/23	7,376,063	7,392,938	16,875
U.S. Treasury 5-Year Note March Futures	17	3/23	1,838,835	1,845,696	6,861
U.S. Treasury Long Bond March Futures	4	3/23	503,807	508,000	4,193

					(347,071)

Contracts to Sell:
Australian Government 3-Year Bond December Futures	8	12/22	584,390	586,486	(2,096)
Euro-Bobl December Futures	24	12/22	3,035,785	2,998,542	37,243
Euro-BTP December Futures	22	12/22	2,680,879	2,731,946	(51,067)
Euro-Buxl 30-Year Bond December Futures	7	12/22	1,161,374	1,153,422	7,952
Euro-OAT December Futures	7	12/22	1,006,894	994,944	11,950
Euro-Schatz Note December Futures	97	12/22	10,819,281	10,781,288	37,993
Japan Government 10-Year Bond December Futures	5	12/22	5,373,330	5,384,699	(11,369)
Short Euro-BTP December Futures	15	12/22	1,665,867	1,668,927	(3,060)
U.S. Treasury 10-Year Note March Futures	93	3/23	10,488,104	10,555,500	(67,396)
U.S. Treasury Ultra Long Bond March Futures	5	3/23	667,617	681,406	(13,789)
U.S. Ultra Long Bond March Futures	16	3/23	1,895,250	1,914,500	(19,250)
United Kingdom Treasury 10-Year Gilt March Futures	1	3/23	128,301	126,565	1,736

					(71,153)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(418,224)

At November 30, 2022, Inflation-Linked Fixed Income Fund had deposited cash of $691,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At November 30, 2022, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	121,163	USD	81,082	HSBC	$82,239	12/2/22	$1,157
British Pound	1,652,000	USD	1,991,752	JPM	1,991,487	12/2/22	(265)
British Pound	3,055,000	USD	3,610,165	JPM	3,682,804	12/2/22	72,639
Danish Krone	780,000	USD	109,157	BNP	109,163	12/1/22	6
Danish Krone	13,500,830	USD	1,895,476	DUB	1,889,483	12/1/22	(5,993)
Danish Krone	12,208,438	USD	1,717,896	HSBC	1,708,609	12/1/22	(9,287)
Danish Krone	585,000	USD	81,936	HSBC	82,173	1/10/23	237
Euro	7,017,000	USD	7,328,490	HSBC	7,303,996	12/2/22	(24,494)
Euro	110,000	USD	113,248	JPM	114,499	12/2/22	1,251
Euro	83,000	USD	81,475	JPM	86,395	12/2/22	4,920
Japanese Yen	66,108,471	USD	477,493	HSBC	478,717	12/2/22	1,224
New Zealand Dollar	298,000	USD	185,511	SCB	187,785	12/2/22	2,274
Peruvian Sol	1,491,540	USD	386,910	JPM	388,730	12/6/22	1,820
Peruvian Sol	274,725	USD	71,200	SCB	71,531	12/16/22	331
Peruvian Sol	90,865	USD	23,675	SCB	23,653	12/19/22	(22)
Peruvian Sol	89,779	USD	23,377	SCB	23,366	12/21/22	(11)
Peruvian Sol	178,834	USD	46,569	SCB	46,540	12/22/22	(29)
Peruvian Sol	178,118	USD	44,528	BCLY	46,212	1/25/23	1,684
Peruvian Sol	274,725	USD	71,316	BCLY	71,277	1/25/23	(39)
Peruvian Sol	182,121	USD	45,392	JPM	47,251	1/25/23	1,859

							49,262

Contracts to Sell:
Australian Dollar	423,000	USD	273,188	HSBC	287,111	12/2/22	(13,923)
Australian Dollar	121,163	USD	81,218	HSBC	82,386	1/10/23	(1,168)
Australian Dollar	301,837	USD	203,344	SCB	205,238	1/10/23	(1,894)
British Pound	23,000	USD	27,073	BNP	27,727	12/2/22	(654)
British Pound	20,000	USD	23,133	JPM	24,110	12/2/22	(977)
British Pound	4,664,000	USD	5,375,120	MLP	5,622,454	12/2/22	(247,334)
British Pound	1,652,000	USD	1,994,833	JPM	1,994,442	1/10/23	391
Canadian Dollar	650,000	USD	479,963	MLP	483,182	12/2/22	(3,219)
Danish Krone	1,510,000	USD	201,966	BNP	211,329	12/1/22	(9,363)
Danish Krone	9,694,200	USD	1,288,558	JPM	1,356,733	12/1/22	(68,175)
Danish Krone	655,000	USD	91,155	JPM	91,670	12/1/22	(515)
Danish Krone	14,670,052	USD	1,981,015	SCB	2,053,119	12/1/22	(72,104)
Danish Krone	13,448,515	USD	1,895,476	DUB	1,889,078	1/10/23	6,398
Danish Krone	12,161,368	USD	1,717,896	HSBC	1,708,276	1/10/23	9,620
Euro	268,000	USD	267,818	HSBC	278,961	12/2/22	(11,143)
Euro	183,000	USD	188,545	JPM	190,485	12/2/22	(1,940)
Euro	113,000	USD	116,987	MLP	117,622	12/2/22	(635)
Euro	6,476,000	USD	6,508,176	MLP	6,740,869	12/2/22	(232,693)
Euro	170,000	USD	169,743	MLP	176,953	12/2/22	(7,210)
Euro	7,017,000	USD	7,354,306	HSBC	7,329,248	1/10/23	25,058
Japanese Yen	12,200,000	USD	87,661	BNP	88,345	12/2/22	(684)
Japanese Yen	11,600,000	USD	84,034	JPM	84,000	12/2/22	34
Japanese Yen	10,900,000	USD	78,010	JPM	78,931	12/2/22	(921)
Japanese Yen	14,500,000	USD	103,815	JPM	105,001	12/2/22	(1,186)
Japanese Yen	11,000,000	USD	78,973	JPM	79,655	12/2/22	(682)
Japanese Yen	143,802,753	USD	983,334	JPM	1,041,332	12/2/22	(57,998)
Japanese Yen	12,900,000	USD	92,759	SCB	93,414	12/2/22	(655)
Japanese Yen	150,115,088	USD	1,086,884	BNP	1,093,092	1/10/23	(6,208)
Japanese Yen	65,746,054	USD	477,493	HSBC	478,742	1/10/23	(1,249)
New Zealand Dollar	298,000	USD	172,788	BNP	187,784	12/2/22	(14,996)
New Zealand Dollar	298,000	USD	185,612	SCB	187,897	1/10/23	(2,285)
Peruvian Sol	1,491,540	USD	374,561	HSBC	388,730	12/6/22	(14,169)
Peruvian Sol	1,491,540	USD	386,509	JPM	388,386	12/15/22	(1,877)
Peruvian Sol	274,725	USD	71,569	BCLY	71,530	12/16/22	39

							(734,317)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(685,055)

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At November 30, 2022, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	$52	$(1,139)	$1,191
Receive	Sterling Overnight Index Average	0.500%	3/16/42	12-Month	GBP	500,000	229,762	252,919	(23,157)
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	22,028	(103,178)	125,206
Receive	3-Month USD-LIBOR	1.840%	11/21/28	6-Month	USD	1,500,000	104,947	–	104,947
Pay	3-Month USD-LIBOR	1.888%	11/21/53	6-Month	USD	300,000	(73,939)	–	(73,939)
Pay	6-Month EURIBOR	0.000%	11/8/32	12-Month	EUR	3,500,000	(853,155)	–	(853,155)
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,400,000	595,263	–	595,263
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month	EUR	100,000	(3,793)	–	(3,793)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	300,000	(24,779)	–	(24,779)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(25,459)	–	(25,459)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(15,967)	–	(15,967)
Pay	6-Month EURIBOR	1.500%	3/15/53	12-Month	EUR	300,000	(38,610)	(33,802)	(4,808)
Receive	6-Month EURIBOR	1.750%	3/15/33	12-Month	EUR	1,200,000	102,626	125,063	(22,437)

							$18,976	$239,863	$(220,887)

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At November 30, 2022, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	3.520%	9/15/24	EUR	200,000	$(3,531)	$(516)	$(3,015)
Pay	2-Year EUR Inflation Linked	3.720%	9/15/24	EUR	300,000	(4,059)	(654)	(3,405)
Receive	2-Year EUR Inflation Linked	3.850%	9/15/24	EUR	400,000	(4,339)	–	(4,339)
Receive	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	6,718	100	6,618
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	1,000,000	95,859	(37,985)	133,844
Receive	8-Year EUR Inflation Linked	2.359%	8/15/30	EUR	200,000	8,396	–	8,396
Pay	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	1,300,000	(279,919)	(9,569)	(270,350)
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	(137,093)	93,051	(230,144)
Receive	10-Year EUR Inflation Linked	2.470%	7/15/32	EUR	200,000	7,606	–	7,606
Receive	10-Year EUR Inflation Linked	2.570%	6/15/32	EUR	300,000	8,547	–	8,547
Receive	10-Year EUR Inflation Linked	2.600%	5/15/32	EUR	400,000	16,457	2,060	14,397
Pay	10-Year EUR Inflation Linked	2.720%	6/15/32	EUR	500,000	6,390	(4,228)	10,618
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	17,156	(15,114)	32,270
Pay	15-Year EUR Inflation Linked	2.487%	5/15/37	EUR	200,000	(11,208)	201	(11,409)
Pay	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	(3,421)	–	(3,421)
Pay	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	(14,662)	(2,478)	(12,184)
Receive	2-Year GBP Inflation Linked	5.200%	6/15/24	GBP	100,000	5,323	–	5,323
Receive	2-Year GBP Inflation Linked	5.330%	6/15/24	GBP	100,000	5,013	–	5,013
Receive	2-Year GBP Inflation Linked	6.290%	3/15/24	GBP	300,000	23,482	(134)	23,616
Pay	5-Year GBP Inflation Linked	3.330%	1/15/25	GBP	2,900,000	(564,928)	29,796	(594,724)
Pay	5-Year GBP Inflation Linked	3.850%	9/15/24	GBP	1,300,000	(203,075)	76,362	(279,437)
Receive	5-Year GBP Inflation Linked	4.626%	2/15/27	GBP	1,000,000	91,729	–	91,729
Receive	5-Year GBP Inflation Linked	4.735%	12/15/26	GBP	1,000,000	99,829	(12,515)	112,344
Pay	10-Year GBP Inflation Linked	3.475%	8/15/30	GBP	900,000	(208,961)	9,395	(218,356)
Pay	10-Year GBP Inflation Linked	3.718%	12/15/28	GBP	20,000	(3,144)	1,513	(4,657)
Pay	10-Year GBP Inflation Linked	3.750%	4/15/31	GBP	520,000	(105,987)	(4)	(105,983)
Receive	10-Year GBP Inflation Linked	4.125%	9/15/32	GBP	130,000	839	–	839
Receive	10-Year GBP Inflation Linked	4.130%	9/15/32	GBP	570,000	3,320	50	3,270
Receive	10-Year GBP Inflation Linked	4.143%	10/15/32	GBP	200,000	820	–	820
Receive	10-Year GBP Inflation Linked	4.300%	1/15/32	GBP	400,000	30,948	1,393	29,555
Pay	15-Year GBP Inflation Linked	3.566%	3/15/36	GBP	100,000	(19,506)	–	(19,506)
Pay	15-Year GBP Inflation Linked	3.580%	3/15/36	GBP	300,000	(57,704)	(2,006)	(55,698)
Receive	15-Year GBP Inflation Linked	3.720%	9/15/37	GBP	100,000	1,429	–	1,429
Pay	1-Year USD Inflation Linked	3.850%	12/20/22	USD	600,000	(24,373)	–	(24,373)
Pay	1-Year USD Inflation Linked	4.950%	3/7/23	USD	200,000	(3,537)	–	(3,537)
Pay	1-Year USD Inflation Linked	5.000%	3/3/23	USD	400,000	(7,164)	–	(7,164)
Pay	1-Year USD Inflation Linked	5.033%	3/8/23	USD	300,000	(5,006)	–	(5,006)
Pay	1-Year USD Inflation Linked	5.150%	5/23/23	USD	500,000	886	–	886
Pay	1-Year USD Inflation Linked	5.185%	5/24/23	USD	500,000	1,214	–	1,214
Pay	1-Year USD Inflation Linked	5.320%	4/29/23	USD	2,300,000	(9,082)	–	(9,082)
Pay	1-Year USD Inflation Linked	5.470%	3/21/23	USD	2,300,000	(23,101)	–	(23,101)
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	191,996	(62,311)	254,307
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	6,296,000	551,216	(214,466)	765,682
Receive	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	39,719	81	39,638
Receive	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	37,833	–	37,833
Receive	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	22,007	–	22,007
Receive	7-Year USD Inflation Linked	1.797%	8/25/27	USD	600,000	90,242	5,868	84,374
Receive	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	100,820	1,693	99,127
Receive	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	6,800	–	6,800
Receive	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	6,047	–	6,047
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(163,484)	(50,027)	(113,457)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(190,029)	(8,764)	(181,265)
Pay	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(220,983)	9,233	(230,216)
Receive	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	263,019	1,035	261,984
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(92,963)	59,292	(152,255)
Pay	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(33,715)	24,122	(57,837)
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(50,158)	36,670	(86,828)
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(50,906)	37,569	(88,475)

						$(754,378)	$(31,287)	$(723,091)

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At November 30, 2022, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared - Credit Default Swaps on Corporate Issue - Sell Protection (1)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/22 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation
General Electric Co., BBB+	1.000%	12/20/23	3-Month	0.004%	USD	100,000	$1,076	$981	$95

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At November 30, 2022, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $390,000 for open centrally cleared swap contracts.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

AUD	—	Australian Dollar	BCLY	—	Barclays Bank PLC
CAD	—	Canadian Dollar	BNP	—	BNP Paribas SA
DKK	—	Danish Krone	DUB	—	Deutsche Bank AG
EUR	—	Euro	HSBC	—	HSBC Bank USA
GBP	—	British Pound	JPM	—	JPMorgan Chase & Co.
JPY	—	Japanese Yen	MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
NOK	—	Norwegian Krone	SCB	—	Standard Chartered Bank
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See pages 253-255 for definitions of ratings.

At November 30, 2022, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transaction:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
Bank of America	11/9/22	1/9/23	4.238%	$ 977,848

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 50.3%
Aerospace/Defense - 0.8%
			Boeing Co. (The), Senior Unsecured Notes:
$ 3,727,000		BBB-	4.508% due 5/1/23	$3,713,896
100,000		BBB-	1.875% due 6/15/23	98,193

			Total Aerospace/Defense	3,812,089

Agriculture - 1.5%
			BAT Capital Corp., Company Guaranteed Notes:
3,400,000		BBB+	3.222% due 8/15/24	3,275,698
1,200,000		BBB+	2.789% due 9/6/24	1,146,985
			Imperial Brands Finance PLC, Company Guaranteed Notes:
1,500,000		BBB	3.125% due 7/26/24(a)	1,430,644
700,000		BBB	3.500% due 7/26/26(a)	644,172
600,000		BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	589,149

			Total Agriculture	7,086,648

Auto Manufacturers - 4.2%
400,000		BB+	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.370% due 11/17/23	388,036
			General Motors Financial Co., Inc.:
1,600,000		BBB	Company Guaranteed Notes, 3.950% due 4/13/24	1,572,882
			Senior Unsecured Notes:
1,000,000		BBB	4.150% due 6/19/23	993,420
2,000,000		BBB	5.027% (SOFR + 1.200%) due 11/17/23(b)	1,991,782
1,500,000		BBB	5.100% due 1/17/24	1,495,077
			Hyundai Capital America, Senior Unsecured Notes:
1,500,000		BBB+	0.800% due 4/3/23(a)	1,475,571
1,200,000		BBB+	5.750% due 4/6/23	1,201,482
1,000,000		BBB+	5.750% due 4/6/23(a)	1,001,235
2,000,000		BBB+	0.875% due 6/14/24(a)	1,856,942
1,000,000		BBB-	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 3.875% due 9/21/23(a)	979,596
2,800,000		BBB-	Nissan Motor Co., Ltd., Senior Unsecured Notes, 3.043% due 9/15/23(a)	2,736,845
4,974,000		BBB	Stellantis NV, Senior Unsecured Notes, 5.250% due 4/15/23	4,961,142

			Total Auto Manufacturers	20,654,010

Banks - 22.1%
1,000,000		BBB+	Aozora Bank Ltd., Senior Unsecured Notes, 1.050% due 9/9/24	921,390
1,800,000		A	Banco Bilbao Vizcaya Argentaria SA, Senior Unsecured Notes, 0.875% due 9/18/23	1,736,545
1,000,000	AUD	A-	Banco Santander SA, Senior Unsecured Notes, 4.612% (3-Month Australian Bank Bill + 1.650%) due 1/19/23(b)	678,983
4,100,000		A-	Bank of America Corp., Senior Unsecured Notes, 3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(b)	4,095,184
4,886,000		BBB	Barclays PLC, Senior Unsecured Notes, 6.024% (3-Month USD-LIBOR + 1.380%) due 5/16/24(b)	4,860,766
			BNP Paribas SA, Senior Unsecured Notes:
1,000,000		A-	3.800% due 1/10/24(a)	982,953
400,000	AUD	A-	4.860% (3-Month Australian Bank Bill + 1.750%) due 2/28/24(b)	272,181
2,325,000		A-	3.375% due 1/9/25(a)	2,232,480
1,500,000		A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(b)	1,482,453
			Citigroup Inc., Senior Unsecured Notes:
760,000	AUD	BBB+	4.775% (3-Month Australian Bank Bill + 1.720%) due 10/27/23(b)	518,849
1,000,000		BBB+	1.678% (SOFR + 1.667%) due 5/15/24(b)	982,962
500,000		BBB+	5.750% (3-Month USD-LIBOR + 1.100%) due 5/17/24(b)	500,537
300,000		BBB+	5.784% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	299,683
1,000,000		A-	Credit Agricole SA, Senior Unsecured Notes, 4.652% (3-Month USD-LIBOR + 1.050%) due 3/22/24(b)	1,002,102
2,500,000	AUD	A3(c)	Credit Suisse AG, Senior Unsecured Notes, 4.260% (3-Month Australian Bank Bill + 1.150%) due 5/26/23(b)	1,682,803
			Credit Suisse Group AG, Senior Unsecured Notes:
1,750,000		BBB-	4.476% (3-Month USD-LIBOR + 1.240%) due 6/12/24(b)	1,636,642

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 50.3% - (continued)
Banks - 22.1% - (continued)
$ 2,000,000		BBB-	4.476% (3-Month USD-LIBOR + 1.240%) due 6/12/24(a)(b)	$1,870,448
			Danske Bank AS, Senior Unsecured Notes:
1,000,000		BBB+	3.875% due 9/12/23(a)	985,507
1,200,000		BBB+	4.296% (3-Month USD-LIBOR + 1.060%) due 9/12/23(b)	1,199,775
500,000		BBB+	4.296% (3-Month USD-LIBOR + 1.060%) due 9/12/23(a)(b)	499,906
3,731,000		BBB+	1.171% (1-Year CMT Index + 1.030%) due 12/8/23(a)(b)	3,728,469
600,000		BBB+	5.375% due 1/12/24	596,790
200,000		BBB+	5.375% due 1/12/24(a)	198,930
			Deutsche Bank AG, Senior Unsecured Notes:
790,000	AUD	BBB-	4.486% (3-Month Australian Bank Bill + 1.400%) due 1/30/23(b)	535,871
1,100,000		BBB-	3.950% due 2/27/23	1,094,237
400,000		BBB-	5.966% (3-Month USD-LIBOR + 1.230%) due 2/27/23(b)	399,839
1,800,000		A-	0.962% due 11/8/23	1,723,649
2,100,000		BBB-	2.222% (SOFR + 2.159%) due 9/18/24(b)	2,014,576
900,000		A-	Deutsche Bank AG, (Restricted, cost - $881,071, acquired 3/31/22), Senior Unsecured Notes, 0.898% due 5/28/24(d)	841,772
1,700,000	AUD	AA-	First Abu Dhabi Bank PJSC, Senior Unsecured Notes, 4.145% (3-Month Australian Bank Bill + 1.100%) due 2/18/25(b)	1,145,193
			Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,000,000		BBB+	5.442% (3-Month USD-LIBOR + 0.750%) due 2/23/23(b)	1,001,014
3,000,000	AUD	BBB+	4.250% (3-Month Australian Bank Bill + 1.200%) due 5/16/23(b)	2,035,614
500,000		BBB+	6.334% (3-Month USD-LIBOR + 1.600%) due 11/29/23(b)	504,687
400,000		BBB+	3.729% (SOFR + 0.620%) due 12/6/23(b)	398,649
1,000,000	AUD	BBB+	4.605% (3-Month Australian Bank Bill + 1.550%) due 5/2/24(b)	680,263
1,000,000		BBB+	0.925% (SOFR + 0.486%) due 10/21/24(b)	953,471
1,000,000		A+	Hana Bank, Senior Unsecured Notes, 5.127% (3-Month USD-LIBOR + 0.800%) due 7/26/23(b)	1,001,445
			HSBC Holdings PLC, Senior Unsecured Notes:
1,000,000	AUD	A-	4.150% (3-Month Australian Bank Bill + 1.100%) due 2/16/24(b)	677,823
5,900,000		A-	4.466% (3-Month USD-LIBOR + 1.230%) due 3/11/25(b)	5,825,468
			ING Groep NV, Senior Unsecured Notes:
3,300,000		A-	4.100% due 10/2/23	3,267,874
1,900,000		A-	4.492% (SOFR + 1.010%) due 4/1/27(b)	1,786,410
			JPMorgan Chase & Co., Senior Unsecured Notes:
3,300,000		A-	5.215% (3-Month USD-LIBOR + 0.890%) due 7/23/24(b)	3,295,600
600,000		A-	4.188% (SOFR + 0.765%) due 9/22/27(b)	577,525
			Lloyds Banking Group PLC, Senior Unsecured Notes:
4,000,000	AUD	BBB+	4.173% (3-Month Australian Bank Bill + 1.300%) due 3/20/23(b)	2,714,813
3,700,000	AUD	BBB+	3.985% (3-Month Australian Bank Bill + 1.400%) due 3/7/25(b)	2,480,007
400,000		A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 5.387% (3-Month USD-LIBOR + 0.630%) due 5/25/24(b)	397,479
300,000		BBB	NatWest Group PLC, Senior Unsecured Notes, 5.191% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	299,605
1,000,000		A-	NatWest Markets PLC, Senior Unsecured Notes, 4.873% (SOFR + 1.450%) due 3/22/25(a)(b)	988,391
			Nordea Bank Abp, Senior Unsecured Notes:
1,200,000		A	5.675% (3-Month USD-LIBOR + 0.940%) due 8/30/23(a)(b)	1,201,673
600,000		AA-	4.069% (SOFR + 0.960%) due 6/6/25(a)(b)	596,481
			QNB Finance Ltd., Company Guaranteed Notes:
500,000	AUD	A+	4.883% (3-Month Australian Bank Bill + 1.750%) due 2/1/23(b)	339,838
4,200,000		A+	4.815% (3-Month USD-LIBOR + 1.250%) due 3/21/24(b)	4,225,704
4,276,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	4,271,635
4,000,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(b)	3,924,421
			Societe Generale SA, Senior Unsecured Notes:
2,200,000		BBB	3.875% due 3/28/24(a)	2,148,864
2,300,000		BBB	2.625% due 1/22/25(a)	2,147,838
800,000		BBB	4.746% (SOFR + 1.050%) due 1/21/26(a)(b)	767,055
			Standard Chartered PLC, Senior Unsecured Notes:
500,000		BBB+	3.885% (3-Month USD-LIBOR + 1.080%) due 3/15/24(a)(b)	496,348

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 50.3% - (continued)
Banks - 22.1% - (continued)
$ 1,700,000		BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	$1,629,134
3,000,000		BBB+	5.252% (SOFR + 1.740%) due 3/30/26(a)(b)	2,956,539
7,700,000	AUD	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 4.191% (3-Month Australian Bank Bill + 1.250%) due 10/16/24(b)	5,213,740
500,000		A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.800% due 9/16/24(a)	462,236
5,600,000	AUD	A+	UBS AG, Senior Unsecured Notes, 3.956% (3-Month Australian Bank Bill + 0.870%) due 7/30/25(b)	3,791,921
5,200,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $4,286,016, acquired 2/11/21), Senior Unsecured Notes, 2.509% due 10/27/23(d)	3,767,386
1,000,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $797,484, acquired 10/6/20), Senior Unsecured Notes, 3.184% due 2/8/24(d)	724,266

			Total Banks	108,272,692

Beverages - 0.4%
2,100,000		BBB-	JDE Peet’s NV, Company Guaranteed Notes, 0.800% due 9/24/24(a)	1,913,225

Commercial Services - 1.2%
2,500,000		BBB+	RELX Capital Inc., Company Guaranteed Notes, 3.500% due 3/16/23	2,488,971
5,000,000	AUD	BBB	Transurban Queensland Finance Pty Ltd., Senior Secured Notes, 4.852% (3-Month Australian Bank Bill + 2.050%) due 12/16/24(b)	3,438,202

			Total Commercial Services	5,927,173

Computers - 1.3%
1,626,000		BBB	Dell International LLC/EMC Corp., Senior Unsecured Notes, 5.450% due 6/15/23	1,626,846
5,000,000		BBB-	Leidos Inc., Company Guaranteed Notes, 2.950% due 5/15/23	4,948,597

			Total Computers	6,575,443

Diversified Financial Services - 5.7%
5,300,000		BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.500% due 9/15/23	5,235,424
			Aircastle Ltd., Senior Unsecured Notes:
1,300,000		BBB-	5.000% due 4/1/23	1,295,719
800,000		BBB-	4.400% due 9/25/23	791,718
2,000,000		BBB-	Aviation Capital Group LLC, Senior Unsecured Notes, 3.875% due 5/1/23(a)	1,976,565
			Avolon Holdings Funding Ltd., Company Guaranteed Notes:
500,000		BBB-	5.500% due 1/15/23(a)	498,569
900,000		BBB-	5.125% due 10/1/23(a)	888,094
1,495,000		BBB-	BGC Partners Inc., Senior Unsecured Notes, 5.375% due 7/24/23	1,486,486
400,000		A-	BOC Aviation Ltd., Senior Unsecured Notes, 4.766% (3-Month USD-LIBOR + 1.125%) due 9/26/23(a)(b)	399,458
2,500,000		BBB-	Cantor Fitzgerald LP, Senior Unsecured Notes, 4.875% due 5/1/24(a)	2,452,042
800,000		BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(a)	751,043
4,118,000		A-	Mitsubishi HC Capital Inc., Senior Unsecured Notes, 3.960% due 9/19/23(a)	4,065,599
1,200,000		B+	Navient Corp., Senior Unsecured Notes, 5.500% due 1/25/23	1,198,020
			Nomura Holdings Inc., Senior Unsecured Notes:
4,500,000		BBB+	2.648% due 1/16/25	4,253,997
1,100,000		BBB+	1.851% due 7/16/25	1,004,423
1,000,000		BBB-	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 4.500% due 3/15/23(a)	995,122
400,000		BBB-	Synchrony Financial, Senior Unsecured Notes, 4.375% due 3/19/24	392,860

			Total Diversified Financial Services	27,685,139

Electric - 3.3%
			Ausgrid Finance Pty Ltd., Senior Secured Notes:
2,704,000		BBB	3.850% due 5/1/23(a)	2,684,622
1,000,000	AUD	Baa1(c)	3.750% due 10/30/24	667,356
1,200,000	AUD	Baa1(c)	4.306% (3-Month Australian Bank Bill + 1.220%) due 10/30/24(b)	812,210
500,000		BBB+	Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.401% due 8/27/24	473,345
			Enel Finance International NV:
			Company Guaranteed Notes:
1,000,000		BBB+	2.650% due 9/10/24	955,585
621,000		BBB+	2.650% due 9/10/24(a)	593,418
300,000		BBB+	Senior Unsecured Notes, 4.250% due 6/15/25(a)	292,219
200,000		BBB+	Iberdrola International BV, Company Guaranteed Notes, 5.810% due 3/15/25	205,438
			Israel Electric Corp., Ltd., Senior Secured Notes:
1,000,000		BBB+	6.875% due 6/21/23	1,007,610

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 50.3% - (continued)
Electric - 3.3% - (continued)
$ 600,000		BBB+	5.000% due 11/12/24(a)	$592,525
2,900,000	AUD	Aa2(c)	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 4.056% (3-Month Australian Bank Bill + 0.970%) due 10/30/24(b)	1,963,143
			Pacific Gas & Electric Co., 1st Mortgage Notes:
1,400,000		BBB-	4.250% due 8/1/23	1,383,182
300,000		BBB-	1.700% due 11/15/23	287,852
500,000		BBB-	3.850% due 11/15/23	490,482
300,000		BBB-	3.750% due 2/15/24	294,378
100,000		BBB-	3.400% due 8/15/24	95,518
5,000,000	AUD	A-	Victoria Power Networks Finance Pty Ltd., 3.570% (3-Month Australian Bank Bill + 0.500%) due 8/23/24(b)	3,361,430

			Total Electric	16,160,313

Electronics - 0.3%
300,000		BBB-	Flex Ltd., Senior Unsecured Notes, 5.000% due 2/15/23	299,726
1,500,000		BBB-	TD SYNNEX Corp., Senior Unsecured Notes, 1.250% due 8/9/24	1,387,660

			Total Electronics	1,687,386

Entertainment - 0.2%
			Warnermedia Holdings Inc., Company Guaranteed Notes:
500,000		BBB-	3.428% due 3/15/24(a)	485,425
700,000		BBB-	5.084% (SOFR + 1.780%) due 3/15/24(a)(b)	697,768

			Total Entertainment	1,183,193

Food - 0.2%
1,000,000		BBB	Barry Callebaut Services NV, Company Guaranteed Notes, 5.500% due 6/15/23	995,290

Healthcare - Products - 0.2%
1,000,000		BBB	Baxter International Inc., Senior Unsecured Notes, 4.088% (SOFR + 0.260%) due 12/1/23(b)	991,028

Healthcare - Services - 0.4%
2,100,000		BBB-	HCA Inc., Company Guaranteed Notes, 5.000% due 3/15/24	2,091,350

Insurance - 0.7%
600,000		A+	Athene Global Funding, Secured Notes, 4.556% (3-Month USD-LIBOR + 0.730%) due 1/8/24(a)(b)	594,003
200,000		A-	CNO Global Funding, Secured Notes, 1.650% due 1/6/25(a)	185,467
			GA Global Funding Trust:
400,000		A-	Secured Notes, 1.625% due 1/15/26(a)	356,682
2,400,000		A-	Senior Secured Notes, 1.250% due 12/8/23(a)	2,295,981

			Total Insurance	3,432,133

Investment Companies - 0.1%
400,000		Baa3(c)	FS KKR Capital Corp., Senior Unsecured Notes, 1.650% due 10/12/24	365,788

Lodging - 0.4%
2,000,000		BB+	Hyatt Hotels Corp., Senior Unsecured Notes, 1.300% due 10/1/23	1,932,027

Machinery - Diversified - 0.5%
1,113,000		BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 1.950% due 7/2/23	1,091,086
1,300,000		BBB	CNH Industrial NV, Senior Unsecured Notes, 4.500% due 8/15/23	1,290,965

			Total Machinery - Diversified	2,382,051

Media - 1.3%
6,189,000		BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 6.090% (3-Month USD-LIBOR + 1.650%) due 2/1/24(b)	6,225,022

Oil & Gas - 0.4%
1,100,000		A-	ENI SpA, Senior Unsecured Notes, 4.000% due 9/12/23(a)	1,083,480
1,000,000		A1(c)	Saudi Arabian Oil Co., Senior Unsecured Notes, 2.875% due 4/16/24	970,748

			Total Oil & Gas	2,054,228

Packaging & Containers - 0.7%
			Berry Global Inc., Senior Secured Notes:
2,200,000		BBB-	0.950% due 2/15/24	2,089,036
1,114,000		BBB-	4.875% due 7/15/26(a)	1,070,309

			Total Packaging & Containers	3,159,345

Pipelines - 0.7%
3,599,000		BBB	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 4/15/23	3,598,758

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 50.3% - (continued)
Real Estate - 0.0%@
200,000	AUD	BBB+	Aroundtown SA, Senior Unsecured Notes, 4.500% due 5/14/25	$128,758

Retail - 0.5%
$ 2,500,000		A	7-Eleven Inc., Senior Unsecured Notes, 0.800% due 2/10/24(a)	2,371,680

Savings & Loans - 0.3%
			Nationwide Building Society, Senior Unsecured Notes:
500,000		BBB+	3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(b)	495,993
1,000,000		BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(b)	985,390

			Total Savings & Loans	1,481,383

Semiconductors - 0.6%
1,000,000		Baa2(c)	Microchip Technology Inc., Senior Unsecured Notes, 4.333% due 6/1/23	995,862
200,000		BBB-	Renesas Electronics Corp., Senior Unsecured Notes, 1.543% due 11/26/24(a)	183,119
			SK Hynix Inc., Senior Unsecured Notes:
700,000		BBB-	1.000% due 1/19/24	661,943
1,100,000		BBB-	1.000% due 1/19/24(a)	1,040,196

			Total Semiconductors	2,881,120

Software - 0.1%
500,000		BBB-	VMware Inc., Senior Unsecured Notes, 1.000% due 8/15/24	465,555

Telecommunications - 2.0%
3,900,000	AUD	BBB	AT&T Inc., Senior Unsecured Notes, 4.091% (3-Month Australian Bank Bill + 1.250%) due 9/19/23(b)	2,655,209
1,000,000	CAD	BBB	AT&T Inc., (Restricted, cost - $794,831, acquired 10/5/20), Senior Unsecured Notes, 2.850% due 5/25/24(d)	721,235
500,000		BBB	British Telecommunications PLC, Senior Unsecured Notes, 4.500% due 12/4/23	495,855
400,000		Baa2(c)	SES SA, Company Guaranteed Notes, 3.600% due 4/4/23(a)	396,310
6,100,000	AUD	BBB+	Verizon Communications Inc., Senior Unsecured Notes, 4.263% (3-Month Australian Bank Bill + 1.220%) due 2/17/23(b)	4,143,586
2,280,000	AUD	BBB	Vodafone Group PLC, Senior Unsecured Notes, 3.733% (3-Month Australian Bank Bill + 1.050%) due 12/13/22(b)	1,547,591

			Total Telecommunications	9,959,786

Transportation - 0.0%@
200,000		BBB-	Pacific National Finance Pty Ltd., Company Guaranteed Notes, 6.000% due 4/7/23	199,888

Trucking & Leasing - 0.2%
			SMBC Aviation Capital Finance DAC, Company Guaranteed Notes:
500,000		A-	4.125% due 7/15/23(a)	494,188
700,000		A-	3.550% due 4/15/24(a)	675,898

			Total Trucking & Leasing	1,170,086

			TOTAL CORPORATE BONDS & NOTES (Cost - $255,767,807)	246,842,587

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.1%
410,987		B-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 4.824% (1-Month USD-LIBOR + 0.780%) due 4/25/34(b)	381,588
85,581		Aaa(c)	AMMC CLO 16 Ltd., Series 2015-16A, Class AR2, 4.991% (3-Month USD-LIBOR + 0.980%) due 4/14/29(a)(b)	84,885
1,999,879		Aaa(c)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, 5.129% (3-Month USD-LIBOR + 1.050%) due 7/15/30(a)(b)	1,972,643
300,000		Aaa(c)	ARES L CLO Ltd., Series 2018-50A, Class AR, 5.129% (3-Month USD-LIBOR + 1.050%) due 1/15/32(a)(b)	293,732
114,938		AAA	Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class A, 5.113% (3-Month USD-LIBOR + 0.870%) due 4/20/28(a)(b)	114,076
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 4.825% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	675,181
1,267,589	GBP	AAA	Avon Finance No 2 PLC, Series 2A, Class A, 3.371% (3-Month Sterling Overnight Index Average + 0.900%) due 9/20/48(a)(b)	1,498,882
1,200,000	EUR	Aaa(c)	Bain Capital Euro CLO DAC, Series 2018-2A, Class AR, 2.196% (3-Month EURIBOR + 0.740%) due 1/20/32(a)(b)	1,201,178
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 5.075% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	484,640
400,000		Aaa(c)	Series 2019-RLJ, Class A, 4.925% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)	390,640
379,773		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 2.647% (1-Month USD-LIBOR + 0.500%) due 9/25/34(b)	364,826
1,000,000		Aaa(c)	Benefit Street Partners Clo XII Ltd., Series 2017-12A, Class A1R, 5.029% (3-Month USD-LIBOR + 0.950%) due 10/15/30(a)(b)	982,600
1,200,000		Aaa(c)	Birch Grove CLO Ltd., Series 19A, Class AR, 4.423% (3-Month USD-LIBOR + 1.130%) due 6/15/31(a)(b)	1,173,038
964,326	EUR	AAA	Black Diamond CLO Ltd., Series 2017-2A, Class A1, 2.316% (3-Month EURIBOR + 0.860%) due 1/20/32(a)(b)	979,089
66,772		Aaa(c)	Brass NO 8 PLC, Series 8A, Class A1, 5.344% (3-Month USD-LIBOR + 0.700%) due 11/16/66(a)(b)	66,803
1,958,406	EUR	AAA	Bruegel 2021 DAC, Series 2021-1A, Class A, 2.621% (3-Month EURIBOR + 0.800%) due 5/22/31(a)(b)	1,936,773
2,000,000		NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 5.125% (1-Month USD-LIBOR + 1.250%) due 9/15/36(a)(b)	1,908,676

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.1% - (continued)
$ 1,500,000		Aaa(c)	BXMT Ltd., Series 2020-FL3, Class A, 4.881% (30-Day Average SOFR + 1.514%) due 11/15/37(a)(b)	$1,478,295
445,343	GBP	Aaa(c)	Canterbury Finance No 1 PLC, Series 1, Class A2, 3.353% (3-Month Sterling Overnight Index Average + 1.350%) due 5/16/56(b)	535,246
3,200,000		Aaa(c)	CIFC Funding Ltd., Series 2017-4A, Class A1R, 5.275% (3-Month USD-LIBOR + 0.950%) due 10/24/30(a)(b)	3,149,741
2,700,000		AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 5.055% (1-Month USD-LIBOR + 1.180%) due 10/15/36(a)(b)	2,569,469
1,629,285		Aaa(c)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 3.847% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,477,990
2,100,000		NR	COMM Mortgage Trust, Series 2021-2400, Class A, 5.176% (1-Month USD-LIBOR + 1.300%) due 12/15/38(a)(b)	1,996,748
797,744		NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(b)	725,966
258,364		AAA	CSMC Trust, Series 2021-INV1, Class A11, 3.797% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	234,977
132,449		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 4.899% (1-Month USD-LIBOR + 0.855%) due 8/25/34(b)	129,540
1,300,000	EUR	AAA	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 2.038% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(b)	1,309,559
547,779		AAA	Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, 5.099% (3-Month USD-LIBOR + 1.020%) due 4/15/29(a)(b)	542,291
1,500,000	EUR	AAA	Dryden 52 Euro CLO DAC, Series 2017-52A, Class AR, 2.622% (3-Month EURIBOR + 0.860%) due 5/15/34(a)(b)	1,510,609
3,000,000		Aaa(c)	Elevation CLO Ltd., Series 2017-8A, Class A1R2, 5.308% (3-Month USD-LIBOR + 0.950%) due 10/25/30(a)(b)	2,940,393
2,050,004		Aaa(c)	Extended Stay America Trust, Series 2021-ESH, Class A, 4.956% (1-Month USD-LIBOR + 1.080%) due 7/15/38(a)(b)	1,975,190
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
524,861		NR	Series 4344, Class FA, 3.153% (1-Month USD-LIBOR + 0.450%) due 12/15/37(b)	510,717
818,053		NR	Series 4351, Class FA, 2.826% (1-Month USD-LIBOR + 0.450%) due 5/15/38(b)	795,970
1,268,124		NR	Series 4906, Class WF, 2.899% (1-Month USD-LIBOR + 0.400%) due 12/15/38(b)	1,260,178
958,173		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 4.316% (1-Month USD-LIBOR + 0.300%) due 1/25/48(b)	935,849
160,638		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 4.869% (1-Month USD-LIBOR + 0.825%) due 8/25/34(b)	146,525
			Finsbury Square PLC:
1,067,853	GBP	AAA(e)	Series 2020-1A, Class A, 3.216% (3-Month Sterling Overnight Index Average + 0.800%) due 3/16/70(a)(b)	1,283,498
2,767,373	GBP	AAA	Series 2021-1GRA, Class AGRN, 3.066% (3-Month Sterling Overnight Index Average + 0.650%) due 12/16/67(a)(b)	3,243,212
182,620		BBB-	Fremont Home Loan Trust, Series 2005-A, Class M3, 4.779% (1-Month USD-LIBOR + 0.735%) due 1/25/35(b)	175,304
600,000		Aaa(c)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.169% (3-Month USD-LIBOR + 1.090%) due 7/15/31(a)(b)	589,315
			GCAT Trust:
827,105		AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	654,169
1,004,089		AAA(e)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	887,980
2,700,000		Aaa(c)	Goldentree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 5.153% (3-Month USD-LIBOR + 0.910%) due 11/20/30(a)(b)	2,663,137
			Government National Mortgage Association (GNMA):
1,430,090		NR	Series 2016-H06, Class FD, 4.063% (1-Month USD-LIBOR + 0.920%) due 7/20/65(b)	1,414,022
1,131,810		NR	Series 2017-H15, Class FE, 3.575% (1-Year USD-LIBOR + 0.800%) due 7/20/67(b)	1,122,486
80,509		NR	Series 2020-17, Class EU, 2.500% due 10/20/49	70,821
60,141		NR	Series 2020-21, Class AC, 2.500% due 1/20/49	54,767
3,445,026		NR	Series 2021-97, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 6/20/51(b)	2,963,049
3,561,653		NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	3,101,256
754,671		Aaa(c)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 5.055% (1-Month USD-LIBOR + 1.180%) due 9/15/37(a)(b)	734,163
2,500,000		Aaa(c)	GS Mortgage Securities Corp. II, Series 2022-GTWY, Class A, 7.195% (30-Day SOFR + 3.400%) due 8/15/39(a)(b)	2,479,745
100,907		Aaa(c)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	99,747
1,528,613		AAA(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	1,383,351
			GS Mortgage-Backed Securities Trust:
789,666		Aaa(c)	Series 2021-GR2, Class A9, 3.847% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	715,684
266,981		Aaa(c)	Series 2021-INV1, Class A9, 4.397% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	241,969
1,600,000	EUR	Aaa(c)	Harvest CLO XVI DAC, Series 2016-A, Class ARR, 2.018% (3-Month EURIBOR + 0.640%) due 10/15/31(a)(b)	1,615,597
500,000	EUR	Aaa(c)	Harvest CLO XXI DAC, Series 2021-A, Class A1R, 2.138% (3-Month EURIBOR + 0.760%) due 7/15/31(a)(b)	501,265
13,078		AAA	Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(a)(b)	12,981
69,995		CCC	Impac CMB Trust, Series 2004-10, Class 1A1, 4.684% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	63,202
265,114		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.325% (1-Month USD-LIBOR + 1.450%) due 12/15/31(a)(b)	252,678
			JP Morgan Mortgage Trust:
206,961		Aaa(c)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	187,326
340,075		Aaa(c)	Series 2021-12, Class A11, 3.847% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	308,167
1,321,045	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 1.800% (3-Month EURIBOR + 0.800%) due 12/15/29(a)	1,373,986
749,145	EUR	AAA	Kinbane DAC, Series 2022-RPL1A, Class A, 2.298% (1-Month EURIBOR + 0.850%) due 9/25/62(a)(b)	755,868

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.1% - (continued)
$ 2,546,457		Aaa(c)	KKR CLO 18 Ltd., Series 18, Class AR, 5.134% (3-Month USD-LIBOR + 0.940%) due 7/18/30(a)(b)	$2,505,846
1,700,000	EUR	Aaa(c)	Laurelin DAC, Series 2016-1A, Class ARR, 2.176% (3-Month EURIBOR + 0.720%) due 10/20/31(a)(b)	1,709,938
140,663		AAA	LCM XIII LP, Series 13A, Class AR3, 5.097% (3-Month USD-LIBOR + 0.870%) due 7/19/27(a)(b)	138,962
			Legacy Mortgage Asset Trust:
333,598		NR	Series 2021-GS5, Class A1, step bond to yield, 2.250% due 7/25/67(a)	297,638
341,401		NR	Series 2021-SL2, Class A, step bond to yield, 1.875% due 10/25/68(a)	294,809
77,015		NR	LL ABS Trust, Series 2021-1A, Class A, 1.070% due 5/15/29(a)	73,797
1,719,614		Aaa(c)	LUXE Trust, Series 2021-TRIP, Class A, 4.925% (1-Month USD-LIBOR + 1.050%) due 10/15/38(a)(b)	1,633,946
2,700,000		Aaa(c)	M360 Ltd., Series 2021-CRE3, Class A, 5.457% (1-Month USD-LIBOR + 1.500%) due 11/22/38(a)(b)	2,610,003
3,600,000	EUR	Aaa(c)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 1.690% (3-Month EURIBOR + 0.690%) due 12/15/31(a)(b)	3,638,947
16,600		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 5.545% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	16,604
166,548		A	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 4.744% (1-Month USD-LIBOR + 0.700%) due 9/25/34(b)	141,291
796,538		Aaa(c)	MF1 Ltd., Series 2020-FL4, Class A, 5.678% (30-Day SOFR + 1.814%) due 11/15/35(a)(b)	777,603
847,161		Aaa(c)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 4.828% (30-Day SOFR + 0.964%) due 7/15/36(a)(b)	817,034
			MFA Trust:
256,690		AAA	Series 2020-NQM1, Class A1, 1.479% due 3/25/65(a)(b)	243,561
297,997		AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	268,359
1,603,442		AAA	MidOcean Credit CLO II, Series 2013-2A, Class ARR, 5.445% (3-Month USD-LIBOR + 1.030%) due 1/29/30(a)(b)	1,580,499
			Mill City Mortgage Loan Trust:
661,222		Aaa(c)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	622,180
507,955		AAA(e)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	469,522
1,700,000		Aaa(c)	MMAF Equipment Finance LLC, Series 2022-B, Class A2, 5.570% due 9/9/25(a)	1,700,715
428,681		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 4.944% (1-Month USD-LIBOR + 0.900%) due 5/25/34(b)(f)	404,179
747,345		Aaa(c)	Mountain View CLO LLC, Series 2017-1A, Class AR, 5.169% (3-Month USD-LIBOR + 1.090%) due 10/16/29(a)(b)	737,788
372,547		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 4.761% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	370,613
2,700,000		Aaa(c)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 4.825% (1-Month USD-LIBOR + 0.950%) due 8/15/38(a)(b)	2,555,411
			New Residential Mortgage Loan Trust:
197,702		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	186,084
59,435		AAA(e)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	56,054
1,594,512		Aaa(c)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	1,480,412
1,469,313		Aaa(c)	Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	1,339,835
152,209		A+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 4.704% (1-Month USD-LIBOR + 0.660%) due 1/25/36(b)	149,108
463,350		NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 1.670% due 8/25/61(a)	413,777
1,800,000		AAA(e)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 4.971% (1-Month USD-LIBOR + 1.095%) due 11/15/38(a)(b)	1,670,425
1,800,000	EUR	AAA	OCP Euro CLO DAC, Series 2020-4A, Class AR, 2.382% (3-Month EURIBOR + 0.880%) due 9/22/34(a)(b)	1,817,921
1,000,000		Aaa(c)	OZLM IX Ltd., Series 2014-9A, Class A1A3, 5.343% (3-Month USD-LIBOR + 1.100%) due 10/20/31(a)(b)	975,762
426,755	EUR	Aaa(c)	Palmer Square European Loan Funding DAC, Series 2021-1A, Class A, 2.158% (3-Month EURIBOR + 0.780%) due 4/15/31(a)(b)	432,694
2,276,450		Aaa(c)	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A1, 4.879% (3-Month USD-LIBOR + 0.800%) due 10/15/29(a)(b)	2,240,461
1,000,000		Aaa(c)	Pawneee Equipment Receivables Series LLC, Series 2022-1, Class A2, 4.840% due 2/15/28(a)	990,435
290,860		AAA	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 4.488% (3-Month USD-LIBOR + 0.130%) due 10/25/36(b)	284,794
			PFP Ltd.:
87,790		Aaa(c)	Series 2021-7, Class A, 4.725% (1-Month USD-LIBOR + 0.850%) due 4/14/38(a)(b)	85,711
603,186		Aaa(c)	Series 2021-8, Class A, 4.904% (1-Month USD-LIBOR + 1.000%) due 8/9/37(a)(b)	582,558
122,234		NR	Pretium Mortgage Credit Partners I LLC, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 9/27/60(a)	110,836
1,398,677	GBP	AAA	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 3.721% (3-Month Sterling Overnight Index Average + 1.250%) due 6/20/70(a)(b)	1,676,555
1,445,871		AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 4.455% (1-Month USD-LIBOR + 0.650%) due 2/3/53(a)(b)	1,430,614
275,582	GBP	AAA	RMAC PLC, Series 2018-1, Class A, 3.181% (3-Month Sterling Overnight Index Average + 0.819%) due 6/12/46(b)	330,124
384,000	GBP	AAA	Silverstone Master Issuer PLC, Series 2019-1A, Class 2A, 3.529% (3-Month Sterling Overnight Index Average + 0.750%) due 1/21/70(a)(b)	464,022
2,000,000		Aaa(c)	SoFi Consumer Loan Program Trust, Series 2022-1S, Class A, 6.210% due 4/15/31(a)	2,000,225
490,388		Aaa(c)	Sound Point CLO XII Ltd., Series 2016-2A, Class AR2, 5.293% (3-Month USD-LIBOR + 1.050%) due 10/20/28(a)(b)	484,970
1,039,492		Aaa(c)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 5.315% (3-Month USD-LIBOR + 0.990%) due 1/23/29(a)(b)	1,028,877
469,722		CCC	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 4.719% (1-Month USD-LIBOR + 0.675%) due 6/25/35(b)	462,940
254,523		NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	226,258

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.1% - (continued)
364,649	GBP	AAA	Stratton Mortgage Funding, Series 2021-2A, Class A, 3.668% (3-Month Sterling Overnight Index Average + 0.900%) due 7/20/60(a)(b)	$434,159
$ 1,200,000		AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 4.925% (1-Month USD-LIBOR + 1.050%) due 4/15/34(a)(b)	1,157,753
600,000		AAA	TCW CLO Ltd., Series 2018-1A, Class A1R, 5.328% (3-Month USD-LIBOR + 0.970%) due 4/25/31(a)(b)	590,659
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 4.897% (1-Month USD-LIBOR + 1.050%) due 11/11/34(a)(b)	1,178,906
82,222		NR	Theorem Funding Trust, Series 2021-1A, Class A, 1.210% due 12/15/27(a)	80,717
2,100,000		AAA	THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 5.159% (3-Month USD-LIBOR + 1.080%) due 4/15/31(a)(b)	2,050,007
806,016	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 3.668% (3-Month Sterling Overnight Index Average + 0.900%) due 7/20/45(a)(b)	948,885
2,356,620	GBP	AAA	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 2.974% (3-Month Sterling Overnight Index Average + 0.900%) due 5/20/45(b)	2,790,843
335,627	GBP	AAA	Towd Point Mortgage Funding Granite 4 PLC, Series 2019-GR4X, Class A1, 3.912% (3-Month Sterling Overnight Index Average + 1.144%) due 10/20/51(b)	403,523
			Towd Point Mortgage Trust:
212,455		Aaa(c)	Series 2017-5, Class A1, 3.512% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	209,122
402,462		AAA(e)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	379,424
235,929		Aaa(c)	Series 2019-HY2, Class A1, 5.044% (1-Month USD-LIBOR + 1.000%) due 5/25/58(a)(b)	232,682
277,350		Aaa(c)	Series 2019-HY3, Class A1A, 5.044% (1-Month USD-LIBOR + 1.000%) due 10/25/59(a)(b)	271,541
685,741		AAA(e)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	628,770
2,058,898		AAA(e)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(b)	1,818,252
1,458,527		AAA(e)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	1,342,379
1,224,080	GBP	AAA	Trinity Square PLC, Series 2021-1A, Class A, 3.591% (3-Month Sterling Overnight Index Average + 0.850%) due 7/15/59(a)(b)	1,458,580
572,159	GBP	Aaa(c)	Twin Bridges PLC, Series 2018-1, Class A, 3.361% (3-Month Sterling Overnight Index Average + 0.999%) due 9/12/50(b)	687,462
1,000,000		Aaa(c)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 5.373% (3-Month USD-LIBOR + 1.130%) due 4/20/32(a)(b)	974,215
546,742		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 4.959% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	545,552
579,825		Aaa(c)	Venture XXVI CLO Ltd., Series 2017-26A, Class AR, 5.343% (3-Month USD-LIBOR + 1.100%) due 1/20/29(a)(b)	569,913
63,844		Aaa(c)	VMC Finance LLC, Series 2019-FL3, Class A, 5.011% (1-Month USD-LIBOR + 1.100%) due 9/15/36(a)(b)	62,877
365,685		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 4.624% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	336,150
436,877		Aaa(c)	Wellfleet CLO Ltd., Series 2015-1A, Class AR4, 5.133% (3-Month USD-LIBOR + 0.890%) due 7/20/29(a)(b)	430,942
			Wells Fargo Commercial Mortgage Trust:
400,000		Aaa(c)	Series 2013-LC12, Class A4, 4.218% due 7/15/46(b)	394,979
500,000		AAA	Series 2017-HSDB, Class A, 4.723% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	492,857

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $142,588,431)	132,685,094

ASSET-BACKED SECURITIES - 7.7%
Automobiles - 4.0%
1,952,975	CAD	AAA(e)	BMW Canada Auto Trust, Series 2022-1A, Class A1, 3.649% due 12/20/24(a)	1,438,516
3,000,000		AAA	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2A, 3.740% due 9/15/25	2,962,923
2,400,000		AAA	Carmax Auto Owner Trust, Series 2022-4, Class A2B, 4.118% (30-Day Average SOFR + 0.900%) due 12/15/25(b)	2,403,194
1,000,000		AAA	Carvana Auto Receivables Trust, Series 2022-P3, Class A2, 4.420% due 12/10/25	992,115
			Ford Auto Securitization Trust:
492,680	CAD	Aaa(c)	Series 2020-AA, Class A2, 0.887% due 8/15/24(a)	362,245
3,039,143	CAD	AAA(e)	Series 2021-AA, Class A2, 1.162% due 10/15/25(a)	2,193,067
1,096,520	CAD	AAA	Ford Auto Securitization Trust II Asset-Backed Notes, Series 2022-AA, Class A1, 4.956% due 10/15/24(a)	814,855
1,000,000		Aaa(c)	Ford Credit Auto Owner Trust, Series 2022-D, Class A2B, zero coupon (0.760% - 30-Day Average SOFR) due 8/15/25(g)	1,000,280
2,500,000		AAA	GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, 4.102% (30-Day Average SOFR + 0.710%) due 10/21/24(b)	2,499,170
300,000		Aaa(c)	Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.370% due 3/25/25(a)	291,489
2,500,000		AAA	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, 3.886% (30-Day Average SOFR + 0.570%) due 8/15/25(b)	2,496,875
2,000,000		AAA	World Omni Auto Receivables Trust, Series 2022-C, Class A2, 3.730% due 3/16/26	1,971,775

			Total Automobiles	19,426,504

Credit Cards - 1.2%
3,000,000		Aaa(c)	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 4.577% (1-Month USD-LIBOR + 0.620%) due 4/22/26(b)	2,998,117
3,000,000		Aaa(c)	Master Credit Card Trust II, Series 2018-1A, Class A, 4.429% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	2,998,564

			Total Credit Cards	5,996,681

Student Loans - 2.5%
			ECMC Group Student Loan Trust:
556,681		Aaa(c)	Series 2017-2A, Class A, 5.066% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	535,549

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
ASSET-BACKED SECURITIES - 7.7% - (continued)
Student Loans - 2.5% - (continued)
$ 440,657		Aaa(c)	Series 2018-1A, Class A, 4.766% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	$422,146
685,401		Aaa(c)	Series 2019-1A, Class A1B, 5.044% (1-Month USD-LIBOR + 1.000%) due 7/25/69(a)(b)	666,920
71,070		AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 5.208% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	70,645
2,050,875		AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,794,415
			Navient Private Education Loan Trust:
16,246		Aaa(c)	Series 2015-AA, Class A2A, 2.650% due 12/15/28(a)	16,070
919,811		AAA	Series 2015-BA, Class A3, 5.323% (1-Month USD-LIBOR + 1.450%) due 7/16/40(a)(b)	903,996
			Navient Private Education Refi Loan Trust:
233,662		AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	205,562
2,395,443		Aaa(c)	Series 2021-FA, Class A, 1.110% due 2/18/70(a)	1,962,475
			Navient Student Loan Trust:
103,764		AAA	Series 2018-1A, Class A2, 4.366% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	103,636
13,601		AAA	Series 2018-2A, Class A2, 4.396% (1-Month USD-LIBOR + 0.380%) due 3/25/67(a)(b)	13,592
			Nelnet Student Loan Trust:
809,756		AA+	Series 2017-3A, Class A, 4.866% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	791,767
867,319		AA+	Series 2019-2A, Class A, 4.944% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	855,580
714,961		AA+	Series 2019-3A, Class A, 4.844% (1-Month USD-LIBOR + 0.800%) due 8/25/67(a)(b)	701,266
314,070		AAA	SLC Student Loan Trust, Series 2007-1, Class A4, 4.666% (3-Month USD-LIBOR + 0.060%) due 5/15/29(b)	302,484
			SLM Student Loan Trust:
459,657		AAA	Series 2004-10, Class A7B, 4.958% (3-Month USD-LIBOR + 0.600%) due 10/25/29(a)(b)	455,518
232,201		AAA	Series 2005-5, Class A4, 4.498% (3-Month USD-LIBOR + 0.140%) due 10/25/28(b)	230,632
340,051		B	Series 2008-5, Class A4, 6.058% (3-Month USD-LIBOR + 1.700%) due 7/25/23(b)	335,569
539,052		B	Series 2008-7, Class A4, 5.258% (3-Month USD-LIBOR + 0.900%) due 7/25/23(b)	521,379
80,692		B-	Series 2008-8, Class A4, 5.858% (3-Month USD-LIBOR + 1.500%) due 4/25/23(b)	80,353
			SMB Private Education Loan Trust:
331,105		AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	291,697
276,993		AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	245,158
755,323		Aaa(c)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 4.639% (1-Month USD-LIBOR + 0.700%) due 11/20/61(a)(b)	742,775

			Total Student Loans	12,249,184

			TOTAL ASSET-BACKED SECURITIES (Cost - $39,100,319)	37,672,369

U.S. GOVERNMENT AGENCIES - 3.0%
			Federal Home Loan Banks:
7,300,000		AA+	5.400% due 11/21/24	7,307,183
3,700,000		AA+	1.115% due 2/26/27	3,251,485
5,000,000		Aaa(c)	Federal Home Loan Mortgage Corp., 0.800% due 10/28/26(h)	4,369,295

			TOTAL U.S. GOVERNMENT AGENCIES (Cost - $15,999,508)	14,927,963

SOVEREIGN BONDS - 1.3%
South Korea - 0.6%
			Export-Import Bank of Korea:
1,500,000		AA	5.536% (3-Month USD-LIBOR + 0.775%) due 6/1/23(b)	1,504,045
1,400,000	AUD	AA	3.705% (3-Month Australian Bank Bill + 0.800%) due 10/8/24(b)	946,455
650,000		AA	Korea National Oil Corp., 4.954% (3-Month USD-LIBOR + 0.875%) due 7/16/23(b)	651,632

			Total South Korea	3,102,132

Supranational - 0.7%
3,800,000		AAA	International Bank for Reconstruction & Development, 0.850% due 2/10/27	3,314,683

			TOTAL SOVEREIGN BONDS (Cost - $7,019,726)	6,416,815

MORTGAGE-BACKED SECURITIES - 0.2%
FHLMC - 0.2%
909,203			Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 - 9/1/49
			(Cost - $953,811)	869,849

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Security	Value
CERTIFICATE OF DEPOSIT - 0.2%
1,400,000	AUD	Mizuho Bank Ltd., 3.812% (3-Month Australian Bank Bill + 0.750%) due 8/7/24(b) (Cost - $1,048,188)	$949,987

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $462,477,790)	440,364,664

SHORT-TERM INVESTMENTS - 55.3%
CERTIFICATE OF DEPOSIT - 0.4%
$ 2,000,000		Toronto-Dominion Bank (The), 0.000% due 4/21/23(i) (Cost - $2,000,000)	2,000,000

COMMERCIAL PAPERS - 8.1%
		American Electric Power Co., Inc.:
1,900,000		4.371% due 12/12/22(a)(i)	1,897,475
3,800,000		4.837% due 1/4/23(a)(i)	3,782,773
		AT&T Inc.:
2,500,000		3.985% due 12/15/22(a)(i)	2,496,160
300,000		4.686% due 1/3/23(a)(i)	298,721
3,800,000		BP Capital Markets America Inc., 4.826% due 2/10/23(a)(i)	3,764,401
4,300,000		Enbridge Inc., 4.415% due 12/5/22(a)(i)	4,297,898
600,000		Enel Finance America LLC, 6.072% due 1/12/23(a)(i)	595,800
2,700,000		Fiserv Inc., 4.520% due 12/6/22(a)(i)	2,698,312
3,700,000		McCormick & Co., Inc., 4.371% due 12/13/22(a)(i)	3,694,635
5,600,000		Mondelez International Inc., 4.269% due 12/14/22(a)(i)	5,591,405
		Quanta Services Inc.:
800,000		4.763% due 12/8/22(a)(i)	799,261
800,000		4.764% due 12/9/22(a)(i)	799,156
900,000		4.766% due 12/12/22(a)(i)	898,694
2,000,000		Raytheon Technologies Corp., 3.591% due 12/1/22(a)(i)	2,000,000
3,700,000		Tampa Electric Co., 4.517% due 12/15/22(a)(i)	3,693,525
2,400,000		Targa Resources Corp., 5.026% due 12/14/22(a)(i)	2,395,667

		TOTAL COMMERCIAL PAPERS (Cost - $39,703,883)	39,703,883

REPURCHASE AGREEMENT - 0.8%
3,800,000		Nomura Securities International, Inc. repurchase agreement dated 11/30/22, 3.860% due 12/1/22, Proceeds at maturity - $3,800,407; (Fully collateralized by U.S. Treasury Notes, 3.750% due 8/15/41; Market Valued - $3,823,780) (Cost - $3,800,000)	3,800,000

TIME DEPOSITS - 1.0%
64,051	AUD	ANZ National Bank - Hongkong, 1.540% due 12/1/22	43,475
		ANZ National Bank - London:
308,531	GBP	1.910% due 12/1/22	371,934
539,987		3.180% due 12/1/22	539,987
		BBH - Grand Cayman:
2,560	DKK	0.690% due 12/1/22	359
411,047	CAD	2.570% due 12/1/22	305,554
6,126	NZD	3.000% due 12/1/22	3,860
21,290	EUR	Citibank - London, 0.730% due 12/1/22	22,161
70,764	CAD	Royal Bank of Canada - Toronto, 2.570% due 12/1/22	52,603
3,532,304		Skandinaviska Enskilda Banken AB - Stockholm, 3.180% due 12/1/22	3,532,304
91,809	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.240)% due 12/1/22	665

		TOTAL TIME DEPOSITS (Cost - $4,872,902)	4,872,902

U.S. GOVERNMENT OBLIGATIONS - 45.0%
		U.S. Treasury Bills:
3,100,000		3.982% due 12/27/22(i)	3,091,111
263,000		4.112% due 2/16/23(h)(i)	260,709
110,000,000		1.968% due 3/2/23(i)	108,808,532
110,000,000		4.496% due 4/4/23(i)	108,389,203

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $220,549,555)	220,549,555

		TOTAL SHORT-TERM INVESTMENTS (Cost - $270,926,340)	270,926,340

		TOTAL INVESTMENTS - 145.1% (Cost - $733,404,130)	711,291,004

		Liabilities in Excess of Other Assets - (45.1)%	(220,977,229)

		TOTAL NET ASSETS - 100.0%	$490,313,775

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $237,771,094 and represents 48.5% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(c)	Rating by Moody’s Investors Service.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2022, amounts to $6,054,659 and represents 1.2% of net assets.
(e)	Rating by Fitch Ratings Service.
(f)	Affiliated security. As of November, 2022, total cost and total market value of affiliated security amounted to $427,110 and $404,179, respectively.

	Beginning				Change in		Dividend/	Ending
	Value as of	Purchases	Proceeds	Net Realized	Unrealized	Accretion	Interest	Value as of
Underlying Security	August 31, 2022	at Cost	from Sales	Gain on Sales	Depreciation	of discount	Income	November 30, 2022
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 4.944% (1-Month USD-LIBOR + 0.900%) due 5/25/34	$420,952	$—	$(9,862)	$36	$(7,014)	$67	$4,274	$404,179

(g)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2022.
(h)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(i)	Rate shown represents yield-to-maturity.

At November 30, 2022, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$ 733,404,130	$ 3,457,822	$ (28,358,816)	$ (24,900,994)

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	34.7%
Collateralized Mortgage Obligations	18.7
Asset-Backed Securities	5.3
U.S. Government Agencies & Obligation	2.1
Sovereign Bonds	0.9
Certificate of Deposit	0.1
Mortgage-Backed Securities	0.1
Short-Term Investments	38.1

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2022, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 2-Year Note March Futures	177	3/23	$36,265,641	$36,348,610	$(82,969)
U.S. Treasury 5-Year Note March Futures	470	3/23	50,743,726	51,028,047	(284,321)
U.S. Treasury 10-Year Note March Futures	7	3/23	789,427	794,500	(5,073)
U.S. Treasury Ultra Long Bond March Futures	5	3/23	667,617	681,406	(13,789)
U.S. Ultra Long Bond March Futures	14	3/23	1,664,688	1,675,188	(10,500)

					$(396,652)

At November 30, 2022, Ultra-Short Term Fixed Income Fund had deposited cash of $1,179,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2022, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	13,352,000	USD	16,097,986	JPM	$16,095,842	12/2/22	$(2,144)
Canadian Dollar	10,188,274	USD	7,518,142	HSBC	7,573,517	12/2/22	55,375
Canadian Dollar	3,978,842	USD	2,959,347	SCB	2,957,697	12/2/22	(1,650)
Euro	18,020,000	USD	18,819,922	HSBC	18,757,019	12/2/22	(62,903)
Euro	594,000	USD	614,958	MLP	618,295	12/2/22	3,337
Mexican Peso	7,371,070	USD	359,543	JPM	376,531	2/21/23	16,988

							9,003

Contracts to Sell:
Australian Dollar	64,590,338	USD	43,302,622	SCB	43,984,336	2/16/23	(681,714)
British Pound	13,352,000	USD	15,387,779	MLP	16,095,842	12/2/22	(708,063)
British Pound	13,352,000	USD	16,122,887	JPM	16,119,724	1/10/23	3,163
Canadian Dollar	14,066,685	USD	10,341,288	MLP	10,456,558	12/2/22	(115,270)
Canadian Dollar	10,181,169	USD	7,518,142	HSBC	7,573,522	1/10/23	(55,380)
Canadian Dollar	3,975,705	USD	2,959,347	SCB	2,957,430	1/10/23	1,917
Euro	18,614,000	USD	18,706,484	MLP	19,375,315	12/2/22	(668,831)
Euro	18,020,000	USD	18,886,218	HSBC	18,821,868	1/10/23	64,350
Mexican Peso	29,197	USD	1,447	MLP	1,508	12/21/22	(61)
Mexican Peso	7,126,000	USD	358,611	MLP	362,144	3/21/23	(3,533)

							(2,163,422)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(2,154,419)

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2022, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swap on Indexes - Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/22 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)

Markit CDX North America Investment Grade Series 37 5-Year Index, NR	(1.000)%	12/20/26	3-Month	0.635%	USD	38,400,000	$(707,214)	$(924,461)	$217,247
Markit CDX North America Investment Grade Series 38 5-Year Index, NR	(1.000)%	6/20/27	3-Month	0.685%	USD	30,700,000	(598,875)	(235,412)	(363,463)
Markit CDX North America Investment Grade Series 39 5-Year Index, NR	(1.000)%	12/20/27	3-Month	0.763%	USD	19,500,000	(251,554)	(160,973)	(90,581)

							$(1,557,643)	$(1,320,846)	$(236,797)

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At November 30, 2022, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $1,294,000 for open centrally cleared swap contracts.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

AUD	—	Australian Dollar	HSBC	—	HSBC Bank USA
CAD	—	Canadian Dollar	JPM	—	JPMorgan Chase & Co.
DKK	—	Danish Krone	MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
EUR	—	Euro	SCB	—	Standard Chartered Bank
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

See pages 253-255 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 99.1%
United States - 99.1%
960,190	American Beacon AHL Managed Futures Strategy Fund, Class Y	$11,743,128
898,160	BlackRock Event Driven Equity Fund, Institutional Class	8,900,764
1,148,874	BlackRock Global Equity Market Neutral Fund, Institutional Class	13,372,889
1,636,493	BlackRock Systematic Multi-Strategy Fund, Institutional Class	16,430,391
554,170	BNY Mellon Global Real Return Fund, Class Y	8,861,179
62,452	Cohen & Steers Global Realty Shares Inc., Class I	3,177,572
284,351	Diamond Hill Long/Short Fund, Class I	7,589,315
608,557	Driehaus Event Driven Fund, Common Class	7,430,482
945,841	John Hancock Diversified Macro Fund, Class I	9,874,585
672,847	John Hancock Seaport Long/Short Fund, Class I	7,502,242
461,324	LoCorr Market Trend Fund, Class I	7,035,190
630,017	Neuberger Berman Long Short Fund, Institutional Class	10,672,490
530,735	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	2,913,738
974,808	PIMCO Credit Opportunities Bond Fund, Institutional Class	9,007,228
1,546,207	PIMCO Mortgage Opportunities and Bond Fund, Class I2	14,874,513
1,045,471	Western Asset Macro Opportunities Fund, Class I	9,492,876
	TOTAL INVESTMENTS - 99.1%
	(Cost - $150,060,938)	148,878,582

	Other Assets in Excess of Liabilities - 0.9%	1,385,378

	TOTAL NET ASSETS - 100.0%	$150,263,960

At November 30, 2022, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Alternative Strategies Fund	$ 150,060,938	$ 4,693,471	$ (5,875,827)	$ (1,182,356)

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$117,625,536	$117,625,536	$—	$—
Consumer Discretionary	194,638,136	194,638,136	—	—
Consumer Staples	94,674,142	94,674,142	—	—
Energy	56,440,702	56,440,702	—	—
Financials	170,045,360	170,045,360	—	—
Health Care	267,994,417	267,994,417	—	—
Industrials	190,964,371	190,964,371	—	—
Information Technology	438,250,283	438,250,283	—	—
Materials	48,370,631	48,366,559	4,072	—
Real Estate	45,667,552	45,667,552	—	—
Utilities	34,620,244	34,620,244	—	—
Short-Term Investments:
Money Market Fund	4,884,026	4,884,026	—	—
Time Deposits	58,787,846	—	58,787,846	—

Total Investments, at Value	$1,722,963,246	$1,664,171,328	$58,791,918	$—

Security Lending Transactions - Liabilities	$(4,884,026)	$—	$(4,884,026)	$—

Other Financial Instruments - Assets
Futures Contracts	$432,078	$432,078	$—	$—

Total Other Financial Instruments - Assets	$432,078	$432,078	$—	$—

	Total Fair Value at November 30, 2022		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$10,909,592		$10,909,592	$—	$—
Consumer Discretionary	43,019,918		43,019,918	—	—
Consumer Staples	25,344,978		25,344,978	—	—
Energy	24,087,676		24,087,676	—	—
Financials	73,525,716		73,525,716	—	—
Health Care	87,480,239	*	87,474,134	6,105	—	*
Industrials	106,483,982		106,483,982	—	—
Information Technology	85,868,101		85,868,101	—	—
Materials	28,232,290	*	28,226,434	5,856	—	*
Real Estate	32,515,110		32,515,110	—	—
Utilities	17,426,506		17,426,506	—	—
Preferred Stocks:
Financials	3,224,956		3,224,956	—	—
Closed End Mutual Fund Securities:
Financials	1,275,132		1,275,132	—	—
Corporate Bonds & Notes	774,800		—	774,800	—
Short-Term Investments:
Money Market Fund	13,627,793		13,627,793	—	—
Time Deposits	11,827,237		—	11,827,237	—

Total Investments, at Value	$565,624,026	*	$553,010,028	$12,613,998	$—	*

Security Lending Transactions - Liabilities	$(13,627,793)		$—	$(13,627,793)	$—

Other Financial Instruments - Assets
Futures Contracts	$149,067		$149,067	$—	$—

Total Other Financial Instruments - Assets	$149,067		$149,067	$—	$—

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$147,602,814	$388,095	$147,214,719	$—
Germany	90,081,228	—	90,081,228	—
Japan	202,609,418	—	202,609,418	—
Switzerland	108,832,902	114,956	108,717,946	—
United Kingdom	213,767,977	694,294	213,073,683	—
Other Countries**	445,860,566	62,316,901	383,543,665	—
Preferred Stocks:
Germany	3,096,870	—	3,096,870	—
Closed End Mutual Fund Security:
United States	1,631,652	1,631,652	—	—
Right:
Switzerland	5,009	—	5,009	—
Short-Term Investments:
Money Market Fund	24,169,829	24,169,829	—	—
Time Deposits	27,520,919	—	27,520,919	—

Total Investments, at Value	$1,265,179,184	$89,315,727	$1,175,863,457	$—

Security Lending Transactions - Liabilities	$(24,169,829)	$—	$(24,169,829)	$—

Other Financial Instruments - Assets
Futures Contracts	$101,804	$101,804	$—	$—

Total Other Financial Instruments - Assets	$101,804	$101,804	$—	$—

Other Financial Instruments - Liabilities
Futures Contract	$(4,041)	$(4,041)	$—	$—

Total Other Financial Instruments - Liabilities	$(4,041)	$(4,041)	$—	$—

	Total Fair Value at November 30, 2022		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$31,278,345		$31,278,345	$—	$—
China	123,255,902		11,357,631	111,898,271	—
India	70,472,192		12,950,052	57,522,140	—
South Korea	58,735,254		—	58,735,254	—
Taiwan	58,944,701		11,915,345	47,029,356	—
Other Countries**	124,626,562	*	31,424,624	93,160,994	40,944	*
Preferred Stocks:
Brazil	2,922,164		2,922,164	—	—
Chile	359,060		359,060	—	—
Colombia	82,387		82,387	—	—
Mexico	184,687		184,687	—	—
Russia	856		—	20	836
South Korea	3,979,390		—	3,979,390	—
Rights:
China	2		—	2	—
South Korea	1,409		—	1,409	—
Short-Term Investments:
Money Market Fund	887,516		887,516	—	—
Time Deposits	13,345,948		—	13,345,948	—

Total Investments, at Value	$489,076,375	*	$103,361,811	$385,672,784	$41,780	*

Security Lending Transactions - Liabilities	$(887,516)		$—	$(887,516)	$—

Other Financial Instruments - Assets
Futures Contract	$41,168		$41,168	$—	$—

Total Other Financial Instruments - Assets	$41,168		$41,168	$—	$—

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$397,467,871 *	$—	$397,467,871	$—	*
Mortgage-Backed Securities	385,641,623	—	385,641,623	—
U.S. Government Agencies & Obligations	295,633,611	—	295,633,611	—
Collateralized Mortgage Obligations	148,635,716	—	148,635,716	—
Sovereign Bonds	47,828,371	—	47,828,371	—
Asset-Backed Securities	32,023,613	—	32,023,613	—
Senior Loans	20,309,723	—	20,309,723	—
Municipal Bonds	5,010,779	—	5,010,779	—
Common Stock:
Wireless Telecommunication Services	291,015	—	291,015	—
Right:
Luxembourg	— *	—	—	—	*
Purchased Options	309,928	309,928	—	—
Short-Term Investments:
Time Deposits	38,157,901	38,157,901	—	—
U.S. Government Obligations	40,485,220	—	40,485,220	—

Total Investments, at Value	$1,411,795,371 *	$38,467,829	$1,373,327,542	$—	*

Other Financial Instruments - Assets
Futures Contracts	$2,083,831	$2,083,831	$—	$—
Forward Foreign Currency Contracts	626,760	—	626,760	—
Centrally Cleared Interest Rate Swaps	7,319,545	—	7,319,545	—
Centrally Cleared Credit Default Swap	493,100	—	493,100	—

Total Other Financial Instruments - Assets	$10,523,236	$2,083,831	$8,439,405	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(663,263)	$(663,263)	$—	$—
Futures Contracts	(3,399,782)	(3,399,782)	—	—
Forward Foreign Currency Contracts	(323,942)	—	(323,942)	—
Centrally Cleared Interest Rate Swaps	(1,745,386)	—	(1,745,386)	—
Centrally Cleared Credit Default Swap	(546,110)	—	(546,110)	—

Total Other Financial Instruments - Liabilities	$(6,678,483)	$(4,063,045)	$(2,615,438)	$—

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$95,062,483	$—	$95,062,483	$—
Collateralized Mortgage Obligations	4,015,017	—	4,015,017	—
Senior Loans	3,379,794	—	3,379,794	—
Preferred Stocks:
Financials	495,193	495,193	—	—
Common Stocks:
Energy	344,559	344,559	—	—
Convertible Preferred Stock:
Energy	235,764	—	235,764	—
Sovereign Bonds	37,919	—	37,919	—
Short-Term Investments:
Time Deposits	3,510,922	—	3,510,922	—

Total Investments, at Value	$107,081,651	$839,752	$106,241,899	$—

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$77,069,876	$—	$77,069,876	$—
Closed End Mutual Fund Security:
United States	2,655,500	2,655,500	—	—
Short-Term Investments:
Time Deposits	1,230,948	—	1,230,948	—

Total Investments, at Value	$80,956,324	$2,655,500	$78,300,824	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(35,243)	$(35,243)	$—	$—

Total Other Financial Instruments - Liabilities	$(35,243)	$(35,243)	$—	$—

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Sovereign Bonds
Japan	$17,609,036	$—	$17,609,036	$—
Other Countries**	23,998,510	—	23,998,510	—
Mortgage-Backed Securities	38,434,949	—	38,434,949	—
Collateralized Mortgage Obligations	36,900,770	—	36,900,770	—
Corporate Bonds & Notes	15,438,932	—	15,438,932	—
U.S. Government Obligations	4,630,663	—	4,630,663	—
Asset-Backed Securities	778,379	—	778,379	—
Municipal Bond	80,907	—	80,907	—
Purchased Options	114,153	—	114,153
Short-Term Investments:
Repurchase Agreement	18,800,000	—	18,800,000	—
Sovereign Bonds
Japan	36,657,206	—	36,657,206	—
Other Countries**	3,625,879	—	3,625,879	—
Time Deposits	1,268,761	—	1,268,761	—
U.S. Government Agencies	3,300,000	—	3,300,000	—
U.S. Government Obligations	624,529	—	624,529	—

Total Investments, at Value	$202,262,674	$—	$202,262,674	$—

Other Financial Instruments - Assets
Futures Contracts	$548,773	$548,773	$—	$—
Forward Foreign Currency Contracts	1,083,830	—	1,083,830	—
OTC Total Return Swaps	147,527	—	147,527	—
OTC Interest Rate Swaps	83,079	—	83,079	—
Centrally Cleared Interest Rate Swaps	2,542,919	—	2,542,919	—
OTC Credit Default Swaps	48,802	—	48,802	—
Centrally Cleared Credit Default Swaps	172,012	—	172,012	—

Total Other Financial Instruments - Assets	$4,626,942	$548,773	$4,078,169	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(294,048)	$(9,075)	$(284,973)	$—
Forward Sale Commitments	(30,463,160)	—	(30,463,160)	—
Futures Contracts	(602,255)	(602,255)	—	—
Forward Foreign Currency Contracts	(4,825,795)	—	(4,825,795)	—
OTC Interest Rate Swaps	(13,306)	—	(13,306)	—
Centrally Cleared Interest Rate Swaps	(5,226,767)	—	(5,226,767)	—
Centrally Cleared Credit Default Swaps	(133,082)	—	(133,082)	—
OTC Cross-Currency Swap	(16,538)	—	(16,538)	—

Total Other Financial Instruments - Liabilities	$(41,574,951)	$(611,330)	$(40,963,621)	$—

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$99,475,890	$—	$99,475,890	$—
Collateralized Mortgage Obligations	10,588,520	—	10,588,520	—
Sovereign Bonds	9,435,150	—	9,435,150	—
Corporate Bonds & Notes	4,061,680	—	4,061,680	—
Mortgage-Backed Securities	3,645,395	—	3,645,395	—
Purchased Options	217,432	—	217,432	—
Short-Term Investments:
Repurchase Agreement	3,600,000	—	3,600,000	—
Time Deposits	867,057	—	867,057	—

Total Investments, at Value	$131,891,124	$—	$131,891,124	$—

Other Financial Instruments - Assets
Futures Contracts	$124,803	$124,803	$—	$—
Forward Foreign Currency Contracts	130,942	—	130,942	—
Centrally Cleared Interest Rate Swaps	826,607	—	826,607	—
Centrally Cleared Inflation Rate Swaps	2,076,133	—	2,076,133	—
Centrally Cleared Credit Default Swap	95	—	95	—

Total Other Financial Instruments - Assets	$3,158,580	$124,803	$3,033,777	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(305,425)	$—	$(305,425)	$—
Reverse Repurchase Agreements	(32,419,968)	—	(32,419,968)	—
Futures Contracts	(543,027)	(543,027)	—	—
Forward Foreign Currency Contracts	(815,997)	—	(815,997)	—
Centrally Cleared Interest Rate Swaps	(1,047,494)	—	(1,047,494)	—
Centrally Cleared Inflation Rate Swaps	(2,799,224)	—	(2,799,224)	—

Total Other Financial Instruments - Liabilities	$(37,931,135)	$(543,027)	$(37,388,108)	$—

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$246,842,587	$—	$246,842,587	$—
Collateralized Mortgage Obligations	132,685,094	—	132,685,094	—
Asset-Backed Securities	37,672,369	—	37,672,369	—
U.S. Government Agencies & Obligations	14,927,963	—	14,927,963	—
Sovereign Bonds	6,416,815	—	6,416,815	—
Mortgage-Backed Securities	869,849	—	869,849	—
Certificate of Deposit	949,987	—	949,987	—
Short-Term Investments:
Certificate of Deposit	2,000,000	—	2,000,000	—
Commercial Papers	39,703,883	—	39,703,883	—
Repurchase Agreement	3,800,000	—	3,800,000	—
Time Deposits	4,872,902	—	4,872,902	—
U.S. Government Obligations	220,549,555	—	220,549,555	—

Total Investments, at Value	$711,291,004	$—	$711,291,004	$—

Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$145,130	$—	$145,130	$—
Centrally Cleared Credit Default Swap	217,247	—	217,247	—

Total Other Financial Instruments - Assets	$362,377	$—	$362,377	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(396,652)	$(396,652)	$—	$—
Forward Foreign Currency Contracts	(2,299,549)	—	(2,299,549)	—
Centrally Cleared Credit Default Swaps	(454,044)	—	(454,044)	—

Total Other Financial Instruments - Liabilities	$(3,150,245)	$(396,652)	$(2,753,593)	$—

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$148,878,582	$148,878,582	$—	$—

Total Investments, at Value	$148,878,582	$148,878,582	$—	$—

*	Includes securities that are fair value using significant unobservable inputs at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the investment levels may occur markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2022 through November 30, 2022:

	Total		Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Rights
Small-Mid Cap Equity Fund
Balance as of August 31, 2022	$—	*	$—	*	$—	$—	$—
Total realized gain (loss)	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—	—	—
Purchases	—		—		—	—	—
(Sales)	—		—		—	—	—
Transfers in	—		—		—	—	—
(Transfers out)	—		—		—	—	—

Balance as of November 30, 2022	$—	*	$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2022	$—		$—		$—	$—	$—

	Total		Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Rights
Emerging Markets Equity Fund
Balance as of August 31, 2022	$41,763	*	$40,927	*	$—	$836	$—	*
Total realized gain (loss)	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—	—	—
Purchases	—		—		—	—	—
(Sales)	—	*	—		—	—	—	*
Transfers in	17		17		—	—	—
(Transfers out)	—		—		—	—	—

Balance as of November 30, 2022	$41,780	*	$40,944	*	$—	$836	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2022	$—		$—		$—	$—	$—

	Total		Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Rights
Core Fixed Income Fund
Balance as of August 31, 2022	$324,809	*	$324,809	$—	*	$—	$—	*
Total realized gain (loss)	—		—	—		—	—
Change in unrealized appreciation (depreciation)	(33,795)		(33,795)	—		—	—
Purchases	—		—	—		—	—
(Sales)	—		—	—		—	—
Transfers in	—		—	—		—	—
(Transfers out)	(291,014)		(291,014)	—		—	—

Balance as of November 30, 2022	$—	*	$—	$—	*	$—	$—	*

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2022	$—		$—	$—		$—	$—

*	Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

At November 30, 2022, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$ 5,846,173	$ —	$ (5,676,466)	$ 169,707
Small-Mid Cap Equity Fund	13,762,962	—	(13,627,793)	135,169
International Equity Fund	34,815,101	—	(34,815,101)	0
Emerging Markets Equity Fund	1,430,204	—	(1,426,006)	4,198

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $4,884,026, $13,627,793, $24,169,829 and $887,516, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $792,440, $0, $10,925,825 and $538,490, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedule of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) LIBOR Discontinuance or Unavailability Risk. LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the “FCA”), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings, may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments comprising some or all of the Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Although state and federal statutes have been enacted to address difficult LIBOR transition issues, the application and effect of these statutes are uncertain. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund’s investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

(n) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(o) Market and COVID Risk. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments and exacerbate pre-existing risks to the Fund. For example, coronavirus (“COVID-19”) and associated recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund’s investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) may be adversely affected because of these and similar types of factors and developments.

The continued conflict between Russia and Ukraine resulted in many countries, including the U.S., imposing economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy and currency, and on investments and companies having exposure to Russia, Ukraine, and other combatants, including Belarus. Russia in turn imposed its own restrictions against investors and countries outside Russia. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the conflict on the global economy. The escalation or continuation of the conflict between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

(p) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(q) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(r) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2022 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(t) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(u) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(v) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(w) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(x) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

The following table summarizes the Core Fixed Income Fund’s fully unfunded loan position as of November 30, 2022:

Security	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Depreciation

athenahealth Group Inc.	$ 93,993	$ 93,079	$ 86,075	$ (7,004)

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at November 30, 2022 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of November 30, 2022 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of November 30, 2022.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at November 30, 2022 have been disclosed under respective schedules of investments.